UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®

Global Growth Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 95.09% Information technology 31.94%	Shares	Value (000)
ASML Holding NV1	675,542	$115,241
ASML Holding NV (New York registered)	643,900	110,236
Taiwan Semiconductor Manufacturing Co., Ltd.1	27,614,000	198,604
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	12,579
Alphabet Inc., Class A2	140,400	136,710
Alphabet Inc., Class C2	71,052	68,147
Nintendo Co., Ltd.1	516,200	191,324
Facebook, Inc., Class A2	898,500	153,527
Alibaba Group Holding Ltd. (ADR)2	781,050	134,895
Visa Inc., Class A	998,800	105,114
Microsoft Corp.	1,380,000	102,796
Broadcom Ltd.	392,200	95,124
Murata Manufacturing Co., Ltd.1	608,000	89,889
Tencent Holdings Ltd.1	1,800,000	77,818
AAC Technologies Holdings Inc.1	4,418,540	74,633
Samsung Electronics Co., Ltd.1	15,740	35,379
Samsung Electronics Co., Ltd., nonvoting preferred1	18,500	33,416
Just Eat PLC1,2	5,292,000	47,449
Intel Corp.	1,028,000	39,146
Largan Precision Co., Ltd.1	215,000	38,104
Amphenol Corp., Class A	265,000	22,430
Symantec Corp.	491,000	16,110
VeriSign, Inc.2	135,000	14,363
TE Connectivity Ltd.	133,000	11,047
Jack Henry & Associates, Inc.	98,000	10,073
Tech Mahindra Ltd.1	1,319,000	9,247
Nokia Corp.1	907,500	5,436
		1,948,837
Consumer discretionary 17.13%
Amazon.com, Inc.2	297,100	285,617
Peugeot SA1	3,878,800	92,387
Priceline Group Inc.2	39,000	71,402
Industria de Diseño Textil, SA1	1,723,000	64,932
Home Depot, Inc.	350,000	57,246
McDonald’s Corp.	293,000	45,907
Naspers Ltd., Class N1	208,300	45,470
Ctrip.com International, Ltd. (ADR)2	797,000	42,034
ASOS PLC1,2	456,000	36,396
Luxottica Group SpA1	587,617	32,886
Wynn Macau, Ltd.1	9,902,000	26,755
MGM China Holdings, Ltd.1	10,962,000	26,337
Sodexo SA1	200,000	24,966
NIKE, Inc., Class B	440,000	22,814
CBS Corp., Class B	334,850	19,421
GVC Holdings PLC1	1,732,000	19,056
Suzuki Motor Corp.1	360,000	18,900

American Funds Insurance Series — Global Growth Fund — Page 1 of 191

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tiffany & Co.	190,000	$17,438
Ulta Beauty, Inc.2	75,300	17,022
Burberry Group PLC1	692,400	16,356
MGM Resorts International	415,000	13,525
Starbucks Corp.	225,000	12,085
Cie. Financière Richemont SA, Class A1	121,450	11,100
Sony Corp.1	243,000	9,045
Twenty-First Century Fox, Inc., Class A	314,000	8,283
Hermès International1	15,131	7,629
		1,045,009
Health care 12.87%
Regeneron Pharmaceuticals, Inc.2	214,000	95,684
UnitedHealth Group Inc.	344,700	67,510
Bayer AG1	421,600	57,453
Boston Scientific Corp.2	1,779,200	51,899
Express Scripts Holding Co.2	768,500	48,661
Straumann Holding AG1	71,500	45,998
AstraZeneca PLC1	686,500	45,766
Eurofins Scientific SE, non-registered shares1	68,145	43,065
Vertex Pharmaceuticals Inc.2	280,000	42,571
Sartorius AG, non-registered shares, nonvoting preferred1	444,000	42,443
Mettler-Toledo International Inc.2	65,000	40,700
Genmab A/S1,2	167,000	36,913
Fisher & Paykel Healthcare Corp. Ltd.1	3,792,000	35,029
Novartis AG1	378,000	32,437
Hypermarcas SA, ordinary nominative	2,220,000	22,570
Merck & Co., Inc.	300,000	19,209
Aetna Inc.	110,000	17,491
CSL Ltd.1	147,000	15,455
Novo Nordisk A/S, Class B1	285,330	13,698
bioMérieux SA1	135,000	10,990
		785,542
Financials 10.27%
AIA Group Ltd.1	15,387,900	114,121
JPMorgan Chase & Co.	869,100	83,008
Kotak Mahindra Bank Ltd.1	3,471,000	53,329
Prudential PLC1	1,991,884	47,695
Société Générale1	707,000	41,360
MarketAxess Holdings Inc.	188,000	34,688
AXA SA1	929,000	28,105
Indiabulls Housing Finance Ltd.1	1,515,000	28,047
ORIX Corp.1	1,502,000	24,246
Banco Santander, SA1	2,946,020	20,568
SunTrust Banks, Inc.	317,000	18,947
Berkshire Hathaway Inc., Class A2	60	16,484
Bankinter, SA1	1,673,000	15,827
BlackRock, Inc.	34,000	15,201
CME Group Inc., Class A	108,000	14,653
BNP Paribas SA1	147,000	11,862
Svenska Handelsbanken AB, Class A1	760,000	11,488
Itaú Unibanco Holding SA, preferred nominative	825,000	11,292
SVB Financial Group2	53,000	9,916
GT Capital Holdings, Inc.1	399,000	9,123

American Funds Insurance Series — Global Growth Fund — Page 2 of 191

unaudited

Common stocks Financials (continued)	Shares	Value (000)
PacWest Bancorp	166,000	$8,385
Credit Suisse Group AG1	516,522	8,177
		626,522
Consumer staples 6.60%
British American Tobacco PLC1	1,938,000	121,165
Nestlé SA1	739,650	61,947
Altria Group, Inc.	650,000	41,223
Philip Morris International Inc.	290,000	32,193
Pernod Ricard SA1	200,000	27,654
Uni-Charm Corp.1	1,157,000	26,557
Shoprite Holdings Ltd.1	1,432,000	21,885
Coca-Cola European Partners PLC	397,000	16,523
Coca-Cola HBC AG (CDI)1	472,500	16,003
Lenta Ltd. (GDR)1,2,3	1,211,900	7,495
Lenta Ltd. (GDR)1,2	974,100	6,024
Alimentation Couche-Tard Inc., Class B	285,000	12,997
Associated British Foods PLC1	260,000	11,133
		402,799
Industrials 6.31%
Airbus SE, non-registered shares1	1,109,500	105,605
KONE Oyj, Class B1	880,000	46,601
Caterpillar Inc.	314,000	39,159
ASSA ABLOY AB, Class B1	1,677,000	38,374
Ryanair Holdings PLC (ADR)2	307,000	32,364
Geberit AG1	65,000	30,750
Aalberts Industries NV, non-registered shares1	350,000	16,923
IDEX Corp.	136,000	16,520
Boeing Co.	57,000	14,490
Johnson Controls International PLC	346,450	13,958
Ingersoll-Rand PLC	125,000	11,146
Rockwool International A/S, Class B1	36,993	10,049
NIBE Industrier AB, Class B1	907,714	9,153
		385,092
Materials 2.21%
Sherwin-Williams Co.	116,000	41,532
Glencore PLC1	6,150,000	28,193
Outokumpu Oy, Class A (Finland)1	2,305,600	23,953
Praxair, Inc.	146,400	20,458
DowDuPont Inc.	156,916	10,863
Air Liquide SA, bonus shares1	72,000	9,596
		134,595
Energy 1.76%
Reliance Industries Ltd.1	2,090,000	25,039
Schlumberger Ltd.	330,000	23,021
Enbridge Inc. (CAD denominated)	407,638	17,027
LUKOIL Oil Co. PJSC (ADR)1	306,700	16,234
Seven Generations Energy Ltd., Class A2	798,000	12,625
Cimarex Energy Co.	67,000	7,616
Royal Dutch Shell PLC, Class B1	190,000	5,843
		107,405

American Funds Insurance Series — Global Growth Fund — Page 3 of 191

unaudited

Common stocks Telecommunication services 1.18%	Shares	Value (000)
SoftBank Group Corp.1	776,000	$62,724
BT Group PLC1	2,500,000	9,512
		72,236
Miscellaneous 4.82%
Other common stocks in initial period of acquisition		294,343
Total common stocks (cost: $3,850,700,000)		5,802,380
Bonds, notes & other debt instruments 0.03% U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal?amount (000)
U.S. Treasury 0.875% 2017	$2,000	2,000
Total bonds, notes & other debt instruments (cost: $2,000,000)		2,000
Short-term securities 4.26%
Apple Inc. 1.20% due 11/2/20173	15,000	14,984
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.18%–1.19% due 10/10/2017–10/20/2017	81,300	81,256
CAFCO, LLC 1.29% due 12/5/20173	20,000	19,954
Federal Home Loan Bank 1.05% due 11/15/2017	20,000	19,976
General Electric Co. 1.08% due 10/2/2017	25,600	25,598
Liberty Street Funding Corp. 1.25% due 11/29/20173	32,100	32,030
Mitsubishi UFJ Trust and Banking Corp. 1.23% due 10/16/20173	43,100	43,075
Province of Alberta 1.14% due 10/27/20173	23,300	23,280
Total short-term securities (cost: $260,164,000)		260,153
Total investment securities 99.38% (cost: $4,112,864,000)		6,064,533
Other assets less liabilities 0.62%		37,825
Net assets 100.00%		$6,102,358

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD5,230	JPY581,294	Bank of America, N.A.	11/22/2017	$51

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,054,573,000, which represented 50.06% of the net assets of the fund. This amount includes $3,044,977,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $140,818,000, which represented 2.31% of the net assets of the fund.

American Funds Insurance Series — Global Growth Fund — Page 4 of 191

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars

American Funds Insurance Series — Global Growth Fund — Page 5 of 191

Global Small Capitalization Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 90.50% Consumer discretionary 19.66%	Shares	Value (000)
GVC Holdings PLC1	4,048,748	$44,544
Melco International Development Ltd.1	15,308,000	44,276
Hilton Grand Vacations Inc.2	1,114,900	43,069
Five Below, Inc.2	684,000	37,538
Domino’s Pizza, Inc.	181,100	35,957
Cedar Fair, LP	531,000	34,048
Tele Columbus AG1,2	2,743,000	29,017
Hostelworld Group PLC1,3	5,720,000	27,538
Entertainment One Ltd.1	7,563,697	26,149
zooplus AG, non-registered shares1,2	145,600	24,522
Ted Baker PLC1	686,500	24,379
Vail Resorts, Inc.	102,557	23,395
Belmond Ltd., Class A2	1,624,000	22,168
Taiwan Paiho Ltd.1	4,446,000	20,490
Caesars Entertainment Corp.2	1,448,900	19,343
Countryside Properties PLC1	4,005,566	18,637
Ladbrokes Coral Group PLC1	11,120,100	18,194
AA PLC1	7,894,804	17,933
Lions Gate Entertainment Corp., Class A2	330,291	11,048
Lions Gate Entertainment Corp., Class B2	123,414	3,924
Nifco Inc.1	233,000	14,267
ServiceMaster Global Holdings, Inc.2	303,000	14,159
Kyoritsu Maintenance Co., Ltd.1	466,800	13,947
Inchcape PLC1	1,204,600	13,932
BCA Marketplace PLC1	4,514,000	13,277
Stella International Holdings Ltd.1	7,435,000	12,975
Grand Canyon Education, Inc.2	141,000	12,806
Texas Roadhouse, Inc.	253,500	12,457
Shop Apotheke Europe NV1,2	182,357	11,208
Hyundai Wia Corp.1	193,748	11,043
Paddy Power Betfair PLC1	106,393	10,617
Melco Resorts & Entertainment Ltd. (ADR)	425,000	10,251
Aritzia Inc., subordinate voting shares2	837,700	9,970
Minor International PCL, nonvoting depositary receipt1	7,230,000	8,832
Brunello Cucinelli SpA1	280,865	8,719
POLYTEC Holding AG, non-registered shares1	364,350	8,643
Elang Mahkota Teknologi Tbk PT1	12,362,700	8,536
ElringKlinger AG1	421,200	7,850
Cie. Plastic Omnium SA1	178,600	7,636
Zhongsheng Group Holdings Ltd.1	3,419,000	7,461
Chow Sang Sang Holdings International Ltd.1	2,942,000	6,739
Greene King PLC1	911,618	6,677
Greggs PLC1	375,200	6,270
L’Occitane International SA1	2,859,671	6,222
Wowprime Corp.1	1,146,000	6,077
I.T Limited1	8,666,000	4,668

American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 191

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hathway Cable and Datacom Ltd.1,2	9,780,000	$4,599
Toll Brothers, Inc.	105,000	4,354
Talwalkars Better Value Fitness Ltd.1	1,020,000	4,229
Daily Mail and General Trust PLC, Class A, nonvoting1	485,000	4,215
Eclat Textile Co., Ltd.1	305,120	3,717
DineEquity, Inc.	84,920	3,650
American Axle & Manufacturing Holdings, Inc.2	202,000	3,551
PT Surya Citra Media Tbk1	21,510,000	3,500
DO & CO AG, non-registered shares1	68,190	3,351
ASOS PLC1,2	40,600	3,241
Mulberry Group PLC1	191,000	2,802
Tarena International, Inc., Class A (ADR)	52,600	765
China Zenix Auto International Ltd. (ADR)2	428,500	587
		823,969
Information technology 17.32%
Qorvo, Inc.2	1,558,038	110,122
AAC Technologies Holdings Inc.1	2,435,561	41,139
ZPG PLC1	6,660,920	32,286
VTech Holdings Ltd.1	2,189,000	31,968
Sunny Optical Technology (Group) Co., Ltd.1	1,924,000	30,873
Topcon Corp.1	1,707,510	30,116
Paycom Software, Inc.2	378,885	28,401
Mellanox Technologies, Ltd.2	553,000	26,074
Angie’s List, Inc.2	1,911,913	23,822
Hamamatsu Photonics KK1	785,753	23,752
Lumentum Holdings Inc.2	419,500	22,800
II-VI, Inc.2	547,000	22,509
Mitel Networks Corp.2	2,571,000	21,571
Zebra Technologies Corp., Class A2	170,000	18,459
Moneysupermarket.com Group PLC1	4,295,000	18,309
Silicon Laboratories Inc.2	222,000	17,738
RIB Software SE1	766,865	16,269
Inphi Corp.2	405,000	16,074
MACOM Technology Solutions Holdings, Inc.2	352,000	15,703
Cognex Corp.	140,000	15,439
Cypress Semiconductor Corp.	1,000,000	15,020
ON Semiconductor Corp.2	767,328	14,172
Viavi Solutions Inc.2	1,310,600	12,398
Cray Inc.2	596,231	11,597
X-Fab Silicon Foundries SE1,2	1,260,947	11,008
Finisar Corp.2	462,000	10,242
j2 Global, Inc.	133,000	9,826
Integrated Device Technology, Inc.2	366,000	9,728
Infinera Corp.2	1,026,000	9,101
YY Inc., Class A (ADR)2	101,500	8,808
Vanguard International Semiconductor Corp.1	4,700,000	8,113
Kakaku.com, Inc.1	598,400	7,629
istyle Inc.1	1,101,834	6,829
Gridsum Holding Inc., Class B (ADR)2	605,000	6,231
AGTech Holdings Ltd.1,2	30,000,000	6,026
Acacia Communications, Inc.2	92,000	4,333
Tobii AB1,2	569,811	3,434
Sonus Networks, Inc.2	410,584	3,141
Alten SA, non-registered shares1	28,500	2,576

American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 191

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Xurpas Inc.1	13,926,000	$1,630
EVERTEC, Inc.	49,900	791
		726,057
Health care 15.43%
Insulet Corp.2	1,268,633	69,876
GW Pharmaceuticals PLC (ADR)2	652,600	66,232
China Biologic Products Holdings, Inc.2	503,000	46,412
Illumina, Inc.2	230,200	45,856
Integra LifeSciences Holdings Corp.2	836,823	42,243
iRhythm Technologies, Inc.2	807,980	41,918
athenahealth, Inc.2	322,000	40,044
Bluebird Bio, Inc.2	267,765	36,777
Osstem Implant Co., Ltd.1,2	412,245	25,192
WuXi Biologics (Cayman) Inc.1,2	4,926,300	24,930
NuVasive, Inc.2	395,836	21,953
CryoLife, Inc.2	864,300	19,620
BioMarin Pharmaceutical Inc.2	172,000	16,008
Almost Family, Inc.2	281,000	15,090
Hikma Pharmaceuticals PLC1	869,000	14,113
Wright Medical Group NV2	542,500	14,034
Ultragenyx Pharmaceutical Inc.2	256,008	13,635
Sawai Pharmaceutical Co., Ltd.1	215,400	12,237
Hypermarcas SA, ordinary nominative	1,130,000	11,489
Nakanishi Inc.1	252,200	11,411
Capio AB1	1,540,214	9,028
CONMED Corp.	166,000	8,710
Divi’s Laboratories Ltd.1	584,864	7,667
Genomma Lab Internacional, SAB de CV, Series B2	5,400,000	6,933
NuCana PLC (ADR)2	300,670	5,523
PRA Health Sciences, Inc.2	57,346	4,368
NantKwest, Inc.2	773,700	4,240
Teleflex Inc.	14,810	3,584
Mitra Keluarga Karyasehat Tbk PT1	17,500,000	2,638
Hologic, Inc.2	69,700	2,557
Fisher & Paykel Healthcare Corp. Ltd.1	269,000	2,485
		646,803
Industrials 9.83%
International Container Terminal Services, Inc.1	20,180,000	41,361
Nabtesco Corp.1	728,500	27,099
ABM Industries Inc.	522,800	21,806
Welbilt Inc.2	896,100	20,655
Tsubaki Nakashima Co., Ltd.1	828,361	17,454
Grafton Group PLC, units1	1,557,000	17,341
Clean Harbors, Inc.2	305,000	17,293
Bossard Holding AG1	70,265	16,278
AKR Corporindo Tbk PT1	30,527,800	16,127
Johnson Electric Holdings Ltd.1	4,068,000	15,551
Air Lease Corp., Class A	350,000	14,917
NORMA Group SE, non-registered shares1	215,718	14,191
BWX Technologies, Inc.	235,665	13,202
Generac Holdings Inc.2	255,000	11,712
Allegiant Travel Co.	81,600	10,747
Unique Engineering and Construction PCL1	18,766,000	10,423

American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 191

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Boyd Group Income Fund	124,500	$9,148
Harmonic Drive Systems Inc.1	176,400	9,119
J. Kumar Infraprojects Ltd.1	2,901,000	9,095
Carborundum Universal Ltd.1	1,740,000	8,484
Geberit AG1	16,500	7,806
Alliance Global Group, Inc.1,2	23,370,000	7,379
Amara Raja Batteries Ltd.1	677,766	7,358
Havells India Ltd.1	977,874	7,245
ITT Inc.	163,200	7,225
Europcar Groupe SA1	464,040	7,030
PayPoint PLC1	520,000	6,651
KEYW Holding Corp.2	750,000	5,707
Proto Labs, Inc.2	70,000	5,621
va-Q-tec AG1,2	181,000	4,872
Landstar System, Inc.	46,600	4,644
Samsung Heavy Industries Co., Ltd.1,2	430,000	4,220
Gujarat Pipavav Port Ltd.1	1,985,000	4,068
Matson, Inc.	139,000	3,917
Rheinmetall AG1	29,000	3,270
Talgo SA, non-registered shares1	583,000	3,249
		412,265
Financials 8.33%
Kotak Mahindra Bank Ltd.1	3,282,732	50,437
Essent Group Ltd.2	1,058,841	42,883
Texas Capital Bancshares, Inc.2	496,623	42,610
Webster Financial Corp.	553,000	29,060
Avanza Bank Holding AB1	560,129	23,470
EFG International AG1	2,231,703	19,329
Close Brothers Group PLC1	905,303	17,908
First Hawaiian, Inc.	507,800	15,381
Deutsche Pfandbriefbank AG, non-registered shares1	869,110	13,004
City Union Bank Ltd.1	5,185,775	12,889
NMI Holdings, Inc.2	928,075	11,508
IRB Brasil Resseguros SA2	1,140,600	10,894
Bharat Financial Inclusion Ltd.1,2	629,511	9,181
BPER Banca SPA1	1,472,000	8,803
Numis Corp. PLC1	2,022,302	7,609
Signature Bank2	42,000	5,378
Great Western Bancorp, Inc.	127,500	5,263
Eurobank Ergasias SA1,2	5,950,000	5,261
Bank of Hawaii Corp.	63,100	5,260
KKR Real Estate Finance Trust Inc. REIT	250,000	5,260
Bank of Ireland Group PLC1,2	469,984	3,850
National Bank of Pakistan1	5,270,000	2,457
Permanent TSB Group Holdings PLC1,2	750,000	1,640
		349,335
Consumer staples 3.86%
COSMOS Pharmaceutical Corp.1	193,900	43,256
Treasury Wine Estates Ltd.1	1,834,975	19,777
Varun Beverages Ltd.1	2,504,974	19,611
Milbon Co., Ltd.1	163,000	9,898
SalMar ASA1	349,707	9,879
Century Pacific Food, Inc.1	28,435,000	9,460

American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 191

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Philip Morris CR as1	10,500	$7,909
Kernel Holding SA1	493,041	7,514
Morinaga & Co., Ltd.1	119,400	6,639
Emperador Inc.1	45,300,000	6,456
Puregold Price Club, Inc.1	5,958,707	6,118
Del Monte Pacific Ltd.1	20,169,223	4,317
Delfi Ltd.1	3,729,800	4,173
PriceSmart, Inc.	44,000	3,927
Hyundai Department Store Co., Ltd.1	38,500	2,973
		161,907
Materials 3.63%
Lundin Mining Corp.	5,999,000	41,155
Sirius Minerals PLC1,2	44,273,655	15,117
HudBay Minerals Inc.	1,907,600	14,142
PolyOne Corp.	350,000	14,010
Victrex PLC1	399,000	12,678
United States Steel Corp.	454,580	11,665
Buzzi Unicem SPA1	429,000	11,595
CPMC Holdings Ltd.1	11,300,000	6,652
Mayr-Melnhof Karton AG, non-registered shares1	45,300	6,500
Steel Dynamics, Inc.	148,300	5,112
Indorama Ventures PCL, foreign registered1	3,658,000	4,635
Arkema SA1	27,400	3,358
KOLON Industries, Inc.1	50,000	3,097
S H Kelkar and Co. Ltd.1	663,128	2,556
		152,272
Energy 2.67%
Whitecap Resources Inc.	3,404,880	26,470
SM Energy Co.	1,111,000	19,709
Kosmos Energy Ltd.2	1,765,000	14,049
Venture Global LNG, Inc., Series C1,2,4,5,6	2,760	9,848
Tullow Oil PLC1,2	3,314,866	8,268
Ophir Energy PLC1,2	6,652,492	6,463
Independence Contract Drilling, Inc.2	1,570,717	5,969
Golar LNG Ltd.	209,900	4,746
Laredo Petroleum, Inc.2	320,000	4,138
Pason Systems Inc.	219,000	3,296
RSP Permian, Inc.2	83,900	2,902
Carrizo Oil & Gas, Inc.2	162,123	2,777
Savannah Petroleum PLC1,2,4	4,124,000	1,913
Africa Oil Corp. (SEK denominated)1,2	678,100	925
Denbury Resources Inc.2	230,000	308
		111,781
Real estate 2.52%
WHA Corp. PCL1	372,370,250	39,783
MGM Growth Properties LLC REIT, Class A	1,291,800	39,025
Inmobiliaria Colonial Socimi SA1	1,123,000	11,152
Mahindra Lifespace Developers Ltd.1	1,069,195	7,589
K. Wah International Holdings Ltd.1	6,861,832	4,136

American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 191

unaudited

Common stocks Real estate (continued)	Shares	Value (000)
Land and Houses PCL, nonvoting depository receipt1	8,015,043	$2,383
Land and Houses PCL, foreign registered1	4,908,074	1,459
		105,527
Utilities 1.79%
ENN Energy Holdings Ltd.1	4,991,400	36,288
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares1	4,530,573	14,749
Banpu Power PCL, foreign registered1	16,041,351	12,790
CT Environmental Group Ltd.1	53,710,000	7,715
Energy World Corp. Ltd.1,2	10,883,000	3,335
		74,877
Telecommunication services 0.59%
Play Communications SA, non-registered shares1,2	795,000	8,077
Zegona Communications PLC1	3,081,012	6,939
Indosat Tbk PT1	12,616,000	5,852
TalkTalk Telecom Group PLC1	1,337,000	3,756
		24,624
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		204,345
Total common stocks (cost: $2,966,917,000)		3,793,762
Rights & warrants 0.01% Real estate 0.01%
WHA Corp. PCL, warrants, expire 20202	1,196,182	339
Total rights & warrants (cost: $0)		339
Bonds, notes & other debt instruments 0.74% Corporate bonds & notes 0.64% Consumer discretionary 0.64%	Principal?amount (000)
Caesars Entertainment Operating Co. 10.00% 20187	$25,950	26,794
Total corporate bonds & notes		26,794
U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%
U.S. Treasury 0.75% 20178	4,125	4,121
Total U.S. Treasury bonds & notes		4,121
Total bonds, notes & other debt instruments (cost: $25,619,000)		30,915
Short-term securities 8.54%
American Honda Finance Corp. 1.23% due 11/21/2017	35,750	35,690
Canadian Imperial Bank of Commerce 1.16% due 10/30/20176	48,900	48,851
DBS Bank Ltd. 1.22% due 10/4/20176	23,000	22,996
Federal Home Loan Bank 1.04%–1.05% due 10/3/2017–1/2/2018	54,500	54,418
Liberty Street Funding Corp. 1.25% due 11/28/20176	20,000	19,957
Sumitomo Mitsui Banking Corp. 1.24% due 11/28/20176	20,400	20,358
Svenska Handelsbanken Inc. 1.26% due 12/6/20176	43,800	43,699

American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 191

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Victory Receivables Corp. 1.28%–1.33% due 11/13/2017–11/27/20176	$77,200	$77,056
Wal-Mart Stores, Inc. 1.11% due 10/2/20176	35,000	34,997
Total short-term securities (cost: $358,035,000)		358,022
Total investment securities 99.79% (cost: $3,350,571,000)		4,183,038
Other assets less liabilities 0.21%		8,912
Net assets 100.00%		$4,191,950

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD16,278	JPY1,765,175	JPMorgan Chase	10/19/2017	$575
USD3,925	JPY437,000	UBS AG	10/23/2017	37
USD15,736	GBP12,190	Citibank	10/23/2017	(612)
USD46,299	GBP34,000	HSBC Bank	11/22/2017	664
USD10,245	INR663,163	Citibank	11/24/2017	160
				$824

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2017 (000)
Common stocks 0.66%
Consumer discretionary 0.66%
Hostelworld Group PLC1	—	5,720,000	—	5,720,000	$—	$4,271	$1,346	$27,538
Materials 0.00%
Time Technoplast Ltd.9	11,888,000	—	11,888,000	—	5,933	107	—	—
Indochine Mining Ltd.1,2,9	182,998	—	182,998	—	(8,032)	8,032	—	—
								—
Energy 0.00%
Victoria Oil & Gas PLC2,9	6,966,560	—	6,966,560	—	(1,438)	3,759	—	—
Total common stocks								27,538
Total 0.66%					$(3,537)	$16,169	$1,346	$27,538

American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 191

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,890,740,000, which represented 45.10% of the net assets of the fund. This amount includes $1,869,799,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $277,762,000, which represented 6.63% of the net assets of the fund.
7	Scheduled interest and/or principal payment was not received.
8	A portion of this security was pledged as collateral. The total value of pledged collateral was $607,000, which represented .01% of the net assets of the fund.
9	Unaffiliated issuer at 9/30/2017.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C	5/1/2015	$8,280	$9,848.23%

Key to abbreviations and symbol
ADR = American Depositary Receipts
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
SEK = Swedish kronor
USD/$ = U.S. dollars

American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 191

Growth Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 94.12% Information technology 31.71%	Shares	Value (000)
Facebook, Inc., Class A1	8,340,500	$1,425,141
Microsoft Corp.	11,676,000	869,745
Alphabet Inc., Class C1	613,000	587,935
Alphabet Inc., Class A1	271,500	264,365
Broadcom Ltd.	3,068,300	744,186
ASML Holding NV (New York registered)	2,382,000	407,798
ASML Holding NV2	1,199,568	204,636
Apple Inc.	3,851,000	593,516
Taiwan Semiconductor Manufacturing Co., Ltd.2	48,812,000	351,062
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,225,392	121,114
Visa Inc., Class A	2,955,000	310,984
Alibaba Group Holding Ltd. (ADR)1	1,143,000	197,408
Intel Corp.	4,926,000	187,582
TE Connectivity Ltd.	1,925,000	159,891
Samsung Electronics Co., Ltd.2	61,830	138,976
Samsung Electronics Co., Ltd., nonvoting preferred2	11,300	20,411
Adobe Systems Inc.1	1,000,000	149,180
Activision Blizzard, Inc.	2,170,300	140,006
Paycom Software, Inc.1	1,855,600	139,096
Nintendo Co., Ltd.2	249,960	92,645
Hexagon AB, Class B2	1,788,300	88,852
Amphenol Corp., Class A	935,000	79,138
ServiceNow, Inc.1	575,000	67,580
Workday, Inc., Class A1	603,700	63,624
Square, Inc., Class A1	1,985,000	57,188
Murata Manufacturing Co., Ltd.2	376,000	55,589
Fiserv, Inc.1	332,700	42,905
PayPal Holdings, Inc.1	513,000	32,847
Jack Henry & Associates, Inc.	285,000	29,295
Sabre Corp.	1,314,300	23,789
VeriSign, Inc.1	185,000	19,682
Snap Inc., Class A1	1,179,600	17,151
		7,683,317
Consumer discretionary 18.84%
Amazon.com, Inc.1	1,393,416	1,339,560
Tesla, Inc.1	1,506,200	513,765
Netflix, Inc.1	2,696,000	488,920
Home Depot, Inc.	2,385,000	390,091
Comcast Corp., Class A	7,525,000	289,562
Charter Communications, Inc., Class A1	698,680	253,914
Ulta Beauty, Inc.1	1,120,000	253,187
Priceline Group Inc.1	131,531	240,810
Starbucks Corp.	2,895,000	155,490
NIKE, Inc., Class B	1,875,000	97,219
Twenty-First Century Fox, Inc., Class A	3,250,000	85,735

American Funds Insurance Series — Growth Fund — Page 14 of 191

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Newell Brands Inc.	1,818,900	$77,612
MGM Resorts International	2,045,000	66,647
CBS Corp., Class B	1,140,000	66,120
Altice NV, Class A1,2	3,200,000	64,179
Paddy Power Betfair PLC2	440,000	43,909
Norwegian Cruise Line Holdings Ltd.1	743,000	40,159
Luxottica Group SpA2	689,000	38,560
Domino’s Pizza, Inc.	152,000	30,180
Sturm, Ruger & Co., Inc.	557,788	28,838
		4,564,457
Health care 14.48%
UnitedHealth Group Inc.	3,517,500	688,902
Regeneron Pharmaceuticals, Inc.1	799,500	357,473
Intuitive Surgical, Inc.1	313,500	327,883
Centene Corp.1	2,818,000	272,698
Humana Inc.	993,200	241,973
Vertex Pharmaceuticals Inc.1	1,521,300	231,299
Boston Scientific Corp.1	7,845,000	228,839
Thermo Fisher Scientific Inc.	995,000	188,254
Hologic, Inc.1	4,735,000	173,727
Illumina, Inc.1	775,000	154,380
Aetna Inc.	843,000	134,045
Incyte Corp.1	1,040,000	121,410
Express Scripts Holding Co.1	1,885,000	119,358
ResMed Inc.	1,340,000	103,126
Celgene Corp.1	635,000	92,596
Merck & Co., Inc.	700,000	44,821
Intercept Pharmaceuticals, Inc.1	325,000	18,863
ACADIA Pharmaceuticals Inc.1	270,000	10,171
		3,509,818
Financials 8.01%
Wells Fargo & Co.	5,150,000	284,022
JPMorgan Chase & Co.	1,947,000	185,958
Berkshire Hathaway Inc., Class A1	410	112,643
Berkshire Hathaway Inc., Class B1	363,734	66,680
PNC Financial Services Group, Inc.	1,083,600	146,037
Legal & General Group PLC2	40,158,246	139,872
BlackRock, Inc.	289,000	129,209
Onex Corp.	1,342,800	103,625
Bank of America Corp.	4,015,000	101,740
Goldman Sachs Group, Inc.	422,400	100,189
Capital One Financial Corp.	1,111,100	94,066
FCB Financial Holdings, Inc., Class A1	1,680,000	81,144
First Republic Bank	755,000	78,867
Fifth Third Bancorp	2,500,000	69,950
Financial Engines, Inc.	1,800,000	62,550
T. Rowe Price Group, Inc.	627,500	56,883
CME Group Inc., Class A	350,100	47,502
Chubb Ltd.	250,000	35,637
Webster Financial Corp.	464,000	24,383
Morgan Stanley	411,000	19,798
		1,940,755

American Funds Insurance Series — Growth Fund — Page 15 of 191

unaudited

Common stocks Energy 7.44%	Shares	Value (000)
Concho Resources Inc.1	1,870,000	$246,317
EOG Resources, Inc.	2,402,400	232,408
Schlumberger Ltd.	2,650,000	184,864
Suncor Energy Inc.	4,588,116	160,800
Noble Energy, Inc.	5,663,000	160,603
Chevron Corp.	1,200,000	141,000
Halliburton Co.	2,500,000	115,075
Pioneer Natural Resources Co.	630,000	92,950
Weatherford International PLC1	17,580,839	80,520
Tourmaline Oil Corp.1	3,427,000	69,680
Enbridge Inc. (CAD denominated)	1,592,622	66,526
Seven Generations Energy Ltd., Class A1	3,958,478	62,625
Royal Dutch Shell PLC, Class B (ADR)	760,100	47,537
Royal Dutch Shell PLC, Class A (ADR)	57,848	3,504
Core Laboratories NV	511,000	50,436
Peyto Exploration & Development Corp.	2,344,000	38,323
Murphy Oil Corp.	1,043,200	27,707
Hess Corp.	470,300	22,052
		1,802,927
Industrials 6.68%
Boeing Co.	1,126,400	286,342
Fortive Corp.	2,329,397	164,898
MTU Aero Engines AG2	941,034	150,092
TransDigm Group Inc.	524,000	133,961
General Dynamics Corp.	505,000	103,818
Raytheon Co.	488,000	91,051
Grafton Group PLC, units2	7,866,000	87,607
Norfolk Southern Corp.	589,000	77,889
Northrop Grumman Corp.	269,000	77,397
On Assignment, Inc.1	1,279,500	68,684
Caterpillar Inc.	505,000	62,979
Johnson Controls International PLC	1,355,000	54,593
Huntington Ingalls Industries, Inc.	217,000	49,137
Meggitt PLC2	6,506,647	45,431
FedEx Corp.	168,000	37,897
AECOM1	1,000,000	36,810
Lockheed Martin Corp.	110,000	34,132
Masco Corp.	722,000	28,165
Oshkosh Corp.	186,147	15,365
Rockwell Collins, Inc.	100,000	13,071
		1,619,319
Consumer staples 2.16%
Constellation Brands, Inc., Class A	815,000	162,552
Kerry Group PLC, Class A2	1,300,000	124,996
Philip Morris International Inc.	800,000	88,808
Coca-Cola Co.	1,095,000	49,286
Costco Wholesale Corp.	299,000	49,123
Pinnacle Foods Inc.	515,000	29,443
Coca-Cola European Partners PLC	470,000	19,561
		523,769

American Funds Insurance Series — Growth Fund — Page 16 of 191

unaudited

Common stocks Telecommunication services 1.00%	Shares	Value (000)
Zayo Group Holdings, Inc.1	6,245,000	$214,953
T-Mobile US, Inc.1	437,000	26,945
		241,898
Materials 0.73%
DowDuPont Inc.	903,810	62,571
Praxair, Inc.	314,200	43,906
Sherwin-Williams Co.	105,000	37,594
Platform Specialty Products Corp.1	3,000,000	33,450
		177,521
Real estate 0.43%
Iron Mountain Inc. REIT	2,000,000	77,800
American Tower Corp. REIT	190,000	25,969
		103,769
Utilities 0.27%
Exelon Corp.	1,705,000	64,227
Miscellaneous 2.37%
Other common stocks in initial period of acquisition		573,186
Total common stocks (cost: $14,420,202,000)		22,804,963
Convertible stocks 0.05% Consumer discretionary 0.05%
Uber Technologies, Inc., Series F, convertible preferred2,3,4	268,677	11,663
Total convertible stocks (cost: $10,650,000)		11,663
Short-term securities 5.96%	Principal?amount (000)
Apple Inc. 1.20% due 11/7/20175	$20,000	19,976
CAFCO, LLC 1.29% due 12/5/20175	20,000	19,953
Chariot Funding, LLC 1.18%–1.22% due 10/3/2017–10/10/20175	61,800	61,787
Chevron Corp. 1.08% due 10/6/20175	50,000	49,990
Cisco Systems, Inc. 1.18%–1.19% due 10/4/2017–12/20/20175	190,000	189,690
Coca-Cola Co. 1.17%–1.23% due 10/5/2017–11/8/20175	86,200	86,119
ExxonMobil Corp. 1.07%–1.16% due 10/2/2017–10/17/2017	121,200	121,164
Federal Home Loan Bank 1.01%–1.12% due 10/6/2017–2/28/2018	309,600	309,152
General Electric Co. 1.08% due 10/2/2017	37,000	36,997
Hershey Co. 1.13% due 10/16/20175	25,300	25,287
Johnson & Johnson 1.17% due 10/24/20175	25,000	24,981
Jupiter Securitization Co., LLC 1.30% due 11/17/20175	50,000	49,913
Merck & Co. Inc. 1.14% due 11/10/2017–11/15/20175	81,100	80,988
PepsiCo Inc. 1.10% due 10/3/20175	20,000	19,998
Procter & Gamble Co. 1.20% due 1/2/20185	57,400	57,219
Qualcomm Inc. 1.12% due 10/11/20175	45,000	44,983

American Funds Insurance Series — Growth Fund — Page 17 of 191

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Wal-Mart Stores, Inc. 1.08%–1.14% due 10/4/2017–10/31/20175	$233,500	$233,358
Walt Disney Co. 1.25% due 12/11/20175	13,800	13,767
Total short-term securities (cost: $1,445,359,000)		1,445,322
Total investment securities 100.13% (cost: $15,876,211,000)		24,261,948
Other assets less liabilities (0.13)%		(30,990)
Net assets 100.00%		$24,230,958

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,672,716,000, which represented 6.90% of the net assets of the fund. This amount includes $1,661,053,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
5	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $978,009,000, which represented 4.04% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$11,663.05%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

American Funds Insurance Series — Growth Fund — Page 18 of 191

International Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 90.14% Financials 17.26%	Shares	Value (000)
AIA Group Ltd.1	40,078,700	$297,236
HDFC Bank Ltd.1	9,017,569	249,840
HDFC Bank Ltd. (ADR)	352,300	33,951
UniCredit SpA1,2	7,776,692	165,627
Prudential PLC1	5,142,265	123,129
Kotak Mahindra Bank Ltd.1	6,186,048	95,044
Barclays PLC1	34,317,708	89,054
BNP Paribas SA1	1,002,776	80,917
Credit Suisse Group AG1	4,172,789	66,061
Sberbank of Russia PJSC (ADR)1	4,290,850	61,170
Banco Santander, SA1	6,743,000	47,078
State Bank of India1	9,916,000	38,661
UBS Group AG1	2,137,651	36,535
HSBC Holdings PLC (HKD denominated)1	3,157,616	31,037
Hana Financial Group Inc.1	704,000	29,156
Axis Bank Ltd.1	3,222,055	25,167
Commerzbank AG, non-registered shares1,2	1,537,000	20,909
Metropolitan Bank & Trust Co.1	12,130,000	20,668
Société Générale1	303,575	17,759
KB Financial Group Inc.1	320,000	15,710
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,050,000	14,385
RSA Insurance Group PLC1	1,542,100	12,875
Aditya Birla Capital Ltd.1,2	4,244,783	11,941
Royal Bank of Canada	135,000	10,445
Bangkok Bank PCL, nonvoting depository receipt1	1,394,900	7,802
Siam Commercial Bank Public Co. Ltd., foreign registered1	1,134,104	5,210
		1,607,367
Consumer discretionary 12.98%
Altice NV, Class A1,2	7,869,893	157,838
Altice NV, Class B1,2	1,118,127	22,367
Kering SA1	399,038	158,845
Galaxy Entertainment Group Ltd.1	16,681,000	117,872
Naspers Ltd., Class N1	448,200	97,839
Hyundai Motor Co.1	672,100	88,396
Techtronic Industries Co. Ltd.1	15,689,500	83,904
Sands China Ltd.1	13,028,000	68,042
Ctrip.com International, Ltd. (ADR)2	1,140,600	60,155
Toyota Motor Corp.1	733,800	43,808
Sony Corp.1	1,075,000	40,013
Ryohin Keikaku Co., Ltd.1	129,000	38,018
Melco Resorts & Entertainment Ltd. (ADR)	1,494,400	36,045
Li & Fung Ltd.1	60,242,000	30,246
Hyundai Mobis Co., Ltd.1	133,600	27,997
William Hill PLC1	6,980,000	23,608
Paddy Power Betfair PLC1	226,000	22,553

American Funds Insurance Series — International Fund — Page 19 of 191

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
ITV PLC1	7,930,291	$18,567
Industria de Diseño Textil, SA1	444,000	16,732
Elior Group SA1	436,182	11,543
LVMH Moët Hennessy-Louis Vuitton SE1	41,500	11,441
Midea Group Co., Ltd., Class A1	1,341,000	8,941
Tele Columbus AG1,2	768,573	8,131
B&M European Value Retail SA1	1,543,700	8,018
Global Brands Group Holding Ltd.1,2	83,074,000	7,978
		1,208,897
Information technology 12.64%
Samsung Electronics Co., Ltd.1	128,338	288,466
Alibaba Group Holding Ltd. (ADR)2	1,488,500	257,079
Tencent Holdings Ltd.1	5,354,687	231,495
ASML Holding NV1	693,834	118,362
Nintendo Co., Ltd.1	162,739	60,317
Murata Manufacturing Co., Ltd.1	290,500	42,949
AAC Technologies Holdings Inc.1	2,286,500	38,621
Keyence Corp.1	71,800	38,279
Samsung SDI Co., Ltd.1	189,653	33,023
Hamamatsu Photonics KK1	944,400	28,547
Worldpay Group PLC1	4,230,200	23,071
Infineon Technologies AG1	683,346	17,179
		1,177,388
Health care 9.14%
Novartis AG1	1,967,000	168,791
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	3,304,730	72,298
Grifols, SA, Class A, non-registered shares1	881,000	25,668
Grifols, SA, Class B (ADR)	793,690	17,374
Takeda Pharmaceutical Co. Ltd.1	1,704,000	94,372
Sysmex Corp.1	1,055,000	67,346
Fresenius SE & Co. KGaA1	832,000	67,113
Merck KGaA1	567,900	63,199
Chugai Pharmaceutical Co., Ltd.1	1,254,500	52,102
Teva Pharmaceutical Industries Ltd. (ADR)	2,889,600	50,857
Shire PLC1	745,500	37,979
Fresenius Medical Care AG & Co. KGaA1	351,000	34,352
UCB SA1	451,741	32,182
Hikma Pharmaceuticals PLC1	1,686,275	27,386
Daiichi Sankyo Co., Ltd.1	966,000	21,803
Essilor International1	89,000	11,011
ConvaTec Group PLC1	2,120,000	7,783
		851,616
Industrials 8.75%
Airbus SE, non-registered shares1	2,828,123	269,188
Rolls-Royce Holdings PLC1,2	8,468,900	100,677
Komatsu Ltd.1	3,102,000	88,354
Nidec Corp.1	503,200	61,928
Recruit Holdings Co., Ltd.1	1,965,000	42,570
Jardine Matheson Holdings Ltd.1	646,600	40,971
Airports of Thailand PCL1	20,557,000	36,438
International Container Terminal Services, Inc.1	12,890,350	26,420
Ryanair Holdings PLC (ADR)2	243,700	25,691

American Funds Insurance Series — International Fund — Page 20 of 191

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
easyJet PLC1	1,295,000	$21,142
Babcock International Group PLC1	1,446,000	16,036
Hyundai Heavy Industries Co., Ltd. (Korea)1	114,600	14,572
Toshiba Corp.1	5,005,000	14,018
Abertis Infraestructuras, SA, Class A, non-registered shares1	672,730	13,596
Thales1	105,000	11,882
BAE Systems PLC1	1,141,000	9,656
Capita PLC1	1,160,000	8,783
Leonardo SPA1	355,000	6,651
Alliance Global Group, Inc.1,2	20,000,000	6,315
		814,888
Consumer staples 7.89%
Nestlé SA1	1,317,700	110,359
Pernod Ricard SA1	717,437	99,200
Associated British Foods PLC1	2,250,488	96,366
AMOREPACIFIC Corp.1	359,974	81,546
British American Tobacco PLC1	1,126,000	70,398
Treasury Wine Estates Ltd.1	6,529,100	70,371
Thai Beverage PCL1	69,560,000	46,163
Imperial Brands PLC1	1,043,000	44,508
Meiji Holdings Co., Ltd.1	433,400	34,366
Philip Morris International Inc.	240,694	26,720
LG Household & Health Care Ltd.1	19,000	15,530
Glanbia PLC1	610,000	11,500
Kao Corp.1	184,000	10,849
Kirin Holdings Co., Ltd.1	383,000	9,018
AMOREPACIFIC Group1	74,865	8,071
		734,965
Utilities 6.29%
Power Grid Corp. of India Ltd.1	35,497,206	114,844
DONG Energy AS1	1,873,324	107,231
China Gas Holdings Ltd.1	31,610,000	95,169
ENN Energy Holdings Ltd.1	10,716,000	77,907
CK Infrastructure Holdings Ltd.1	7,942,000	68,486
EDP - Energias de Portugal, SA1	14,824,615	55,810
Engie SA1	1,798,515	30,527
SSE PLC1	1,326,516	24,826
China Resources Gas Group Ltd.1	3,096,000	10,820
		585,620
Materials 5.60%
Asahi Kasei Corp.1	6,882,000	84,794
Nitto Denko Corp.1	893,000	74,552
Vale SA, ordinary nominative (ADR)	6,023,339	60,655
Vale SA, ordinary nominative	102,481	1,031
First Quantum Minerals Ltd.	5,407,000	60,711
Glencore PLC1	11,661,000	53,456
Grasim Industries Ltd.1	2,280,575	39,618
Teck Resources Ltd., Class B	1,730,100	36,425
Fortescue Metals Group Ltd.1	8,677,000	35,132
Ambuja Cements Ltd.1	5,704,000	23,271
BASF SE1	160,500	17,080
Amcor Ltd.1	1,116,000	13,354

American Funds Insurance Series — International Fund — Page 21 of 191

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Akzo Nobel NV1	133,401	$12,319
Evonik Industries AG1	268,010	9,577
		521,975
Energy 4.41%
Royal Dutch Shell PLC, Class B1	3,162,624	97,257
Royal Dutch Shell PLC, Class A1	2,338,425	70,468
Suncor Energy Inc.	1,433,000	50,223
Oil Search Ltd.1	8,643,000	47,657
TOTAL SA1	752,616	40,478
Canadian Natural Resources, Ltd.	943,000	31,583
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)2	2,640,000	25,502
Enbridge Inc. (CAD denominated)	434,757	18,160
BP PLC1	2,728,761	17,447
Tullow Oil PLC1,2	4,933,895	12,307
		411,082
Telecommunication services 2.70%
Nippon Telegraph and Telephone Corp.1	2,715,000	124,513
SoftBank Group Corp.1	911,900	73,709
BT Group PLC1	4,882,500	18,576
Bharti Airtel Ltd.1	2,530,000	15,111
TalkTalk Telecom Group PLC1	4,279,000	12,022
Intouch Holdings PCL, foreign registered1	4,631,000	7,991
		251,922
Real estate 1.96%
CK Asset Holdings Ltd.1	12,918,528	107,447
Ayala Land, Inc.1	53,650,700	45,997
Sun Hung Kai Properties Ltd.1	1,798,666	29,356
		182,800
Miscellaneous 0.52%
Other common stocks in initial period of acquisition		48,005
Total common stocks (cost: $6,525,828,000)		8,396,525
Bonds, notes & other debt instruments 0.77% Corporate bonds & notes 0.43% Materials 0.40%	Principal?amount (000)
First Quantum Minerals Ltd. 7.00% 20213	$3,725	3,851
First Quantum Minerals Ltd. 7.25% 20223	25,720	26,588
Vale Overseas Ltd. 6.875% 2036	955	1,098
Vale Overseas Ltd. 6.875% 2039	4,685	5,379
Vale SA 5.625% 2042	65	66
		36,982
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 20193	3,000	2,895
Total corporate bonds & notes		39,877

American Funds Insurance Series — International Fund — Page 22 of 191

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%	Principal?amount (000)	Value (000)
U.S. Treasury 0.875% 2017	$22,835	$22,833
Total U.S. Treasury bonds & notes		22,833
Bonds & notes of governments & government agencies outside the U.S. 0.09%
Brazil (Federative Republic of) 0% 2021	BRL15,000	3,446
Brazil (Federative Republic of) Global 5.875% 2019	$1,955	2,062
Brazil (Federative Republic of) Global 4.875% 2021	3,020	3,236
		8,744
Total bonds, notes & other debt instruments (cost: $60,884,000)		71,454
Short-term securities 8.66%
American Honda Finance Corp. 1.22% due 12/18/2017	15,000	14,960
BMW U.S. Capital LLC 1.15% due 12/1/20173	11,500	11,477
Caisse d’Amortissement de la Dette Sociale 1.26%–1.35% due 10/23/2017–1/4/20183	50,000	49,878
Canadian Imperial Bank of Commerce 1.15% due 11/6/20173	40,000	39,951
CPPIB Capital Inc. 1.12% due 10/5/2017–10/20/20173	43,200	43,180
DBS Bank Ltd. 1.17% due 10/5/20173	25,000	24,995
Federal Home Loan Bank 1.05%–1.13% due 10/6/2017–1/24/2018	228,100	227,843
General Electric Co. 1.08% due 10/2/2017	11,100	11,099
Kells Funding, LLC 1.26%–1.29% due 10/16/2017–11/1/20173	82,000	81,940
KfW 1.19% due 12/20/20173	43,000	42,874
Liberty Street Funding Corp. 1.25% due 11/28/20173	20,000	19,957
L’Oréal USA, Inc. 1.14% due 10/10/20173	35,600	35,588
Mitsubishi UFJ Trust and Banking Corp. 1.28% due 10/17/20173	27,700	27,683
Province of Alberta 1.14% due 10/27/20173	25,000	24,979
Sumitomo Mitsui Banking Corp. 1.23% due 11/27/20173	35,000	34,929
Toyota Credit de Puerto Rico Corp. 1.26% due 11/14/2017	25,000	24,963
Victory Receivables Corp. 1.24%–1.34% due 10/10/2017–12/26/20173	90,900	90,750
Total short-term securities (cost: $807,063,000)		807,046
Total investment securities 99.57% (cost: $7,393,775,000)		9,275,025
Other assets less liabilities 0.43%		39,617
Net assets 100.00%		$9,314,642

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Funds Insurance Series — International Fund — Page 23 of 191

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD27,004	INR1,744,071	Bank of America, N.A.	10/23/2017	$390

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $7,570,015,000, which represented 81.27% of the net assets of the fund. This amount includes $7,320,175,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $561,515,000, which represented 6.03% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
HKD = Hong Kong dollars
INR = Indian rupees
USD/$ = U.S. dollars

American Funds Insurance Series — International Fund — Page 24 of 191

New World Fund®

Investment portfolio

September 30, 2017

unaudited

Common stocks 92.22% Information technology 26.73%	Shares	Value (000)
United Microelectronics Corp.1	248,015,634	$124,242
Taiwan Semiconductor Manufacturing Co., Ltd.1	9,887,000	71,109
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	26,285
Murata Manufacturing Co., Ltd.1	584,000	86,341
Baidu, Inc., Class A (ADR)2	341,600	84,611
Alphabet Inc., Class C2	69,700	66,850
Alphabet Inc., Class A2	16,900	16,456
Facebook, Inc., Class A2	399,100	68,194
Alibaba Group Holding Ltd. (ADR)2	361,550	62,443
Samsung Electronics Co., Ltd.1	18,500	41,582
Samsung Electronics Co., Ltd., nonvoting preferred1	7,750	13,999
Intel Corp.	1,293,460	49,255
Broadcom Ltd.	159,750	38,746
Microsoft Corp.	419,000	31,211
AAC Technologies Holdings Inc.1	1,316,563	22,238
TravelSky Technology Ltd., Class H1	7,580,456	19,768
MasterCard Inc., Class A	131,000	18,497
Tencent Holdings Ltd.1	252,300	10,908
ASML Holding NV1	48,500	8,274
Largan Precision Co., Ltd.1	45,000	7,975
Halma PLC1	527,600	7,919
Yandex NV, Class A2	238,150	7,847
Apple Inc.	42,100	6,489
Amadeus IT Group SA, Class A, non-registered shares1	85,000	5,533
TEMENOS Group AG (Switzerland)1	41,500	4,240
EPAM Systems, Inc.2	40,500	3,561
Hexagon AB, Class B1	59,840	2,973
VeriSign, Inc.2	18,000	1,915
		909,461
Financials 11.63%
HDFC Bank Ltd.1	1,964,100	54,417
HDFC Bank Ltd. (ADR)	208,400	20,084
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	59,954
Grupo Financiero Galicia SA, Class B (ADR)	1,123,355	57,898
AIA Group Ltd.1	4,611,600	34,201
Sberbank of Russia PJSC (ADR)1	1,150,000	16,394
Sberbank of Russia PJSC (ADR)	682,500	9,739
UniCredit SpA1,2	1,120,800	23,871
Housing Development Finance Corp. Ltd.1	891,000	23,787
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	20,618
Itaú Unibanco Holding SA, preferred nominative	1,010,000	13,824
Chubb Ltd.	90,000	12,829
Moscow Exchange MICEX-RTS PJSC1	5,880,000	11,799
Capitec Bank Holdings Ltd.1	164,876	10,465
Kotak Mahindra Bank Ltd.1	670,000	10,294

American Funds Insurance Series — New World Fund — Page 25 of 191

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Prudential PLC1	277,520	$6,645
Bank Central Asia Tbk PT1	3,660,000	5,518
Société Générale1	56,000	3,276
China Construction Bank Corp., Class H1	535	—
		395,613
Consumer discretionary 9.12%
Kroton Educacional SA, ordinary nominative	6,846,000	43,339
Naspers Ltd., Class N1	177,519	38,751
Maruti Suzuki India Ltd.1	224,500	27,462
Sony Corp.1	700,000	26,055
MakeMyTrip Ltd., non-registered shares2	854,300	24,561
Starbucks Corp.	380,000	20,410
Ctrip.com International, Ltd. (ADR)2	380,068	20,045
Domino’s Pizza, Inc.	53,000	10,523
Ryohin Keikaku Co., Ltd.1	35,000	10,315
TVS Motor Co Ltd.1	973,648	9,838
Matahari Department Store Tbk PT1	12,968,000	8,951
Lojas Renner SA, ordinary nominative	742,500	8,454
Priceline Group Inc.2	4,500	8,239
Suzuki Motor Corp.1	145,000	7,613
Peugeot SA1	293,000	6,979
NIKE, Inc., Class B	123,000	6,377
Motherson Sumi Systems Ltd.1	1,193,041	6,147
Samsonite International SA1	1,272,000	5,458
MGM Resorts International	150,000	4,888
Gree Electric Appliances, Inc. of Zhuhai., Class A1	815,955	4,656
MGM China Holdings, Ltd.1	1,879,800	4,516
Twenty-First Century Fox, Inc., Class A	136,000	3,588
Wynn Macau, Ltd.1	1,200,000	3,242
		310,407
Energy 8.01%
Reliance Industries Ltd.1	13,230,790	158,511
Royal Dutch Shell PLC, Class B1	600,000	18,451
Royal Dutch Shell PLC, Class A1	12,323	372
Hess Corp.	355,800	16,683
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)2	1,641,674	16,482
LUKOIL Oil Co. PJSC (ADR)1	303,000	16,038
Oil Search Ltd.1	2,529,200	13,946
Schlumberger Ltd.	167,000	11,650
Noble Energy, Inc.	288,900	8,193
United Tractors Tbk PT1	3,199,200	7,605
Halliburton Co.	97,800	4,502
		272,433
Consumer staples 7.94%
British American Tobacco PLC1	1,440,000	90,030
CP ALL PCL1	17,121,500	34,271
Lenta Ltd. (GDR)1,2	4,126,200	25,518
Lenta Ltd. (GDR)1,2,3	244,500	1,512
Nestlé SA1	312,196	26,147
Lion Corp.1	965,000	17,681
Philip Morris International Inc.	150,000	16,652
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	1,999,900	14,272

American Funds Insurance Series — New World Fund — Page 26 of 191

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
GRUMA, SAB de CV, Series B	913,399	$13,354
Uni-Charm Corp.1	294,000	6,748
Pernod Ricard SA1	47,200	6,526
Fomento Económico Mexicano, SAB de CV	670,000	6,404
Coca-Cola HBC AG (CDI)1	147,100	4,982
Coca-Cola FEMSA, SAB de CV, Series L	515,000	3,979
Becle, SA de CV2	1,141,200	1,918
		269,994
Industrials 6.41%
Airbus SE, non-registered shares1	612,229	58,274
Eicher Motors Ltd.1	104,200	49,818
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	25,032
BAE Systems PLC1	2,045,500	17,311
Deutsche Post AG1	350,000	15,581
Johnson Controls International PLC	379,975	15,309
Boeing Co.	38,300	9,736
ASSA ABLOY AB, Class B1	423,158	9,683
Edenred SA1	211,700	5,761
Grupo Aeroportuario del Pacífico SAB de CV	495,482	5,072
MTU Aero Engines AG1	20,500	3,270
Aeroflot - Russian Airlines PJSC1	1,000,000	3,196
		218,043
Materials 6.11%
Randgold Resources Ltd.1	529,600	51,707
First Quantum Minerals Ltd.	2,580,100	28,970
Vale SA, ordinary nominative	2,643,786	26,604
Klabin SA, units	4,487,400	25,999
Glencore PLC1	4,840,000	22,187
DowDuPont Inc.	250,000	17,307
Chr. Hansen Holding A/S1	141,940	12,174
Koninklijke DSM NV1	102,900	8,428
Air Products and Chemicals, Inc.	40,000	6,049
Dalmia Bharat Ltd.1	90,803	3,584
Platform Specialty Products Corp.2	224,400	2,502
Air Liquide SA1	15,000	2,017
Air Liquide SA, bonus shares1	1,875	250
		207,778
Health care 5.04%
Hypermarcas SA, ordinary nominative	5,183,700	52,702
CSL Ltd.1	269,500	28,334
BioMarin Pharmaceutical Inc.2	200,000	18,614
Cochlear Ltd.1	112,500	14,077
Straumann Holding AG1	21,500	13,831
Hikma Pharmaceuticals PLC1	826,500	13,423
Thermo Fisher Scientific Inc.	47,400	8,968
bioMérieux SA1	109,200	8,890
AstraZeneca PLC1	118,000	7,867
Novartis AG1	55,300	4,745
		171,451

American Funds Insurance Series — New World Fund — Page 27 of 191

unaudited

Common stocks Utilities 3.50%	Shares	Value (000)
Infraestructura Energética Nova, SAB de CV	13,547,613	$75,855
Pampa Energía SA (ADR)2	310,000	20,181
China Gas Holdings Ltd.1	5,150,600	15,507
Guangdong Investment Ltd.1	5,300,000	7,584
		119,127
Telecommunication services 2.53%
SoftBank Group Corp.1	673,000	54,399
China Unicom (Hong Kong) Ltd.1,2	16,224,000	22,695
Advanced Info Service PCL1	890,000	5,098
Vodafone Group PLC (ADR)	136,000	3,870
		86,062
Real estate 1.09%
American Tower Corp. REIT	236,800	32,366
Fibra Uno Administración, SA de CV REIT	2,870,496	4,842
Ayala Land, Inc., preference shares1,4	15,000,000	27
		37,235
Miscellaneous 4.11%
Other common stocks in initial period of acquisition		139,654
Total common stocks (cost: $2,444,911,000)		3,137,258
Rights & warrants 1.59% Consumer staples 1.42%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20181,3	5,330,000	38,036
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 20181,3,4	2,100,000	10,170
		48,206
Consumer discretionary 0.17%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 20181,3	1,028,900	5,871
Total rights & warrants (cost: $40,814,000)		54,077
Bonds, notes & other debt instruments 3.12% Bonds & notes of governments & government agencies outside the U.S. 2.52%	Principal?amount (000)
Argentine Republic 22.75% 2018	ARS4,150	239
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 26.25% 20205	5,200	318
Argentine Republic 2.50% 20216	6,326	331
Argentine Republic 6.875% 2021	$700	764
Argentine Republic 7.50% 2026	1,425	1,603
Argentine Republic 8.28% 20337,8	1,318	1,539
Argentine Republic 0% 2035	5,800	634
Argentine Republic 7.125% 2036	800	841
Argentine Republic 7.625% 2046	965	1,073
Brazil (Federative Republic of) 0% 2019	BRL3,700	1,072
Brazil (Federative Republic of) 0% 2021	7,000	1,608
Brazil (Federative Republic of) 10.00% 2023	1,000	326
Brazil (Federative Republic of) 5.625% 2047	$2,245	2,273
Buenos Aires (City of) 8.95% 20217	1,055	1,179
Colombia (Republic of) 4.50% 2026	250	267
Dominican Republic 7.50% 20217	800	892

American Funds Insurance Series — New World Fund — Page 28 of 191

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Dominican Republic 5.50% 20253	$970	$1,028
Dominican Republic 8.625% 20273,7	575	704
Dominican Republic 7.45% 20443	1,125	1,346
Dominican Republic 7.45% 2044	1,100	1,316
Dominican Republic 6.85% 20453	500	561
Egypt (Arab Republic of) 0% 2017	EGP13,000	723
Egypt (Arab Republic of) 0% 2018	10,300	554
Egypt (Arab Republic of) 7.50% 20273	$640	698
Egypt (Arab Republic of) 8.50% 2047	1,000	1,118
Egypt (Arab Republic of) 8.50% 20473	490	548
Ghana (Republic of) 7.875% 2023	1,950	2,077
Hungary 5.375% 2023	300	339
Hungary 5.75% 2023	1,900	2,205
India (Republic of) 7.80% 2021	INR149,700	2,382
India (Republic of) 8.83% 2023	114,800	1,932
India (Republic of) 8.40% 2024	52,100	860
India (Republic of) 7.59% 2029	46,280	740
India (Republic of) 7.61% 2030	145,440	2,337
India (Republic of) 7.88% 2030	25,000	407
Indonesia (Republic of) 4.875% 2021	$1,500	1,619
Indonesia (Republic of) 3.75% 2022	2,100	2,183
Indonesia (Republic of) 4.75% 20263	2,100	2,295
Indonesia (Republic of) 5.25% 2042	550	615
Jordan (Hashemite Kingdom of) 6.125% 20263	230	233
Jordan (Hashemite Kingdom of) 5.75% 20273	230	226
Kazakhstan (Republic of) 5.125% 20253	400	444
Kazakhstan (Republic of) 6.50% 20453	800	988
Kenya (Republic of) 6.875% 2024	1,350	1,384
Kenya (Republic of) 6.875% 20243	900	923
Kuwait (State of) 2.75% 20223	550	557
Morocco (Kingdom of) 4.25% 2022	1,400	1,489
Morocco (Kingdom of) 4.25% 20223	250	266
Morocco (Kingdom of) 5.50% 2042	2,200	2,465
Nigeria (Federal Republic of) 6.375% 2023	1,025	1,077
Pakistan (Islamic Republic of) 5.50% 20213	900	927
Pakistan (Islamic Republic of) 8.25% 2024	300	342
Pakistan (Islamic Republic of) 8.25% 20253	410	473
Panama (Republic of) 4.50% 20477	2,075	2,194
Paraguay (Republic of) 5.00% 20263	500	535
Paraguay (Republic of) 5.00% 2026	500	535
Paraguay (Republic of) 4.70% 20273	500	522
Paraguay (Republic of) 4.70% 2027	500	522
Peru (Republic of) 2.75% 2026	€855	1,117
Peru (Republic of) 6.35% 2028	PEN1,000	332
Peru (Republic of) 6.15% 2032	2,425	786
Peru (Republic of) 6.55% 20377	$382	516
Peru (Republic of) 5.625% 2050	130	164
Russian Federation 7.50% 2021	RUB42,900	747
Russian Federation 7.00% 2023	49,000	833
Saudi Arabia (Kingdom of) 2.375% 20213	$375	370
Saudi Arabia (Kingdom of) 2.894% 20223	1,000	1,006
Saudi Arabia (Kingdom of) 3.25% 20263	810	802
Saudi Arabia (Kingdom of) 3.625% 20283	800	792
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR6,600	547
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	757

American Funds Insurance Series — New World Fund — Page 29 of 191

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	$413
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	265
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	213
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	435
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	220
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	1,112
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	200	210
Turkey (Republic of) 5.625% 2021	1,700	1,811
Turkey (Republic of) 9.00% 2024	TRY3,455	894
Turkey (Republic of) 8.00% 2025	3,750	910
Turkey (Republic of) 4.875% 2026	$1,820	1,812
Turkey (Republic of) 6.75% 2040	1,000	1,114
Turkey (Republic of) 6.00% 2041	650	669
Turkey (Republic of) 4.875% 2043	300	267
United Mexican States 4.00% 2023	1,400	1,484
United Mexican States 3.60% 2025	500	514
United Mexican States 4.125% 2026	700	738
United Mexican States 4.15% 2027	700	737
United Mexican States 4.00% 20406	MXN5,240	308
United Mexican States 4.60% 2046	$235	238
United Mexican States 4.35% 2047	840	819
United Mexican States, Series M, 6.50% 2021	MXN7,500	410
United Mexican States, Series M20, 10.00% 2024	11,000	716
United Mexican States, Series M, 5.75% 2026	10,000	513
United Mexican States Government Global, Series A, 5.75% 2110	$290	312
		85,551
Corporate bonds & notes 0.56% Energy 0.28%
Ecopetrol SA 5.875% 2045	210	206
Gazprom OJSC 6.51% 20223	600	667
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	650
Petrobras Global Finance Co. 6.125% 2022	640	690
Petrobras Global Finance Co. 4.375% 2023	310	307
Petrobras Global Finance Co. 6.25% 2024	90	97
Petrobras Global Finance Co. 8.75% 2026	850	1,023
Petrobras Global Finance Co. 6.85% 2115	890	850
Petróleos Mexicanos 5.50% 2021	420	449
Petróleos Mexicanos 6.375% 2021	655	719
Petróleos Mexicanos 3.50% 2023	295	291
Petróleos Mexicanos 4.875% 2024	250	260
Petróleos Mexicanos 6.875% 2026	1,000	1,140
Petróleos Mexicanos 6.50% 2041	250	262
Petróleos Mexicanos 5.625% 2046	1,010	943
YPF SA 8.50% 20253	860	993
		9,547
Utilities 0.11%
Eskom Holdings Ltd. 5.75% 20213	985	1,002
State Grid Overseas Investment Ltd. 3.50% 20273	2,500	2,551
		3,553

American Funds Insurance Series — New World Fund — Page 30 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.07%	Principal?amount (000)	Value (000)
BBVA Bancomer SA 6.50% 20213	$525	$581
HSBK (Europe) BV 7.25% 20213	1,125	1,243
VEB Finance Ltd. 6.902% 2020	600	650
		2,474
Industrials 0.05%
Brunswick Rail Finance Ltd. 6.50% 2017	850	732
Brunswick Rail Finance Ltd. 6.50% 20173	550	473
Lima Metro Line Finance Ltd. 5.875% 20343,7	335	370
		1,575
Telecommunication services 0.02%
Digicel Group Ltd. 6.00% 20213	750	735
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 20213	590	613
Materials 0.01%
Vale Overseas Ltd. 6.25% 2026	405	462
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	87
Total corporate bonds & notes		19,046
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 0.875% 2017	$1,500	1,500
Total U.S. Treasury bonds & notes		1,500
Total bonds, notes & other debt instruments (cost: $102,489,000)		106,097
Short-term securities 3.47%
American Honda Finance Corp. 1.21% due 11/15/2017	25,000	24,963
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.18% due 10/20/2017	49,400	49,366
Egyptian Treasury Bills 16.59%–17.00% due 1/30/2018–3/20/2018	EGP35,775	1,895
Mitsubishi UFJ Trust and Banking Corp. 1.29% due 10/17/20173	$20,000	19,988
Nigerian Treasury Bills 16.65%–17.80% due 3/8/2018–9/13/2018	NGN810,930	1,983
Québec (Province of) 1.20% due 12/4/20173	$20,000	19,958
Total short-term securities (cost: $118,075,000)		118,153
Total investment securities 100.40% (cost: $2,706,289,000)		3,415,585
Other assets less liabilities (0.40)%		(13,585)
Net assets 100.00%		$3,402,000

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Funds Insurance Series — New World Fund — Page 31 of 191

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD1,448	BRL4,600	JPMorgan Chase	10/5/2017	$(3)
USD2,916	ZAR38,500	Barclays Bank PLC	10/18/2017	82
USD690	INR44,350	Citibank	10/18/2017	12
USD1,955	MXN34,748	Bank of America, N.A.	10/19/2017	53
USD1,390	JPY153,000	Bank of America, N.A.	10/19/2017	29
USD1,268	ZAR16,955	Goldman Sachs	10/20/2017	20
USD576	JPY63,000	UBS AG	10/20/2017	15
USD628	EUR530	HSBC Bank	10/23/2017	1
USD5,994	INR393,212	JPMorgan Chase	11/6/2017	4
USD948	BRL3,000	JPMorgan Chase	11/9/2017	7
USD502	TRY1,775	Bank of America, N.A.	11/21/2017	12
USD319	EUR265	HSBC Bank	11/21/2017	5
USD116	MXN2,100	JPMorgan Chase	1/4/2018	2
USD1,808	INR120,000	Citibank	3/26/2018	8
				$247

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,827,417,000, which represented 53.72% of the net assets of the fund. This amount includes $1,716,631,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $121,216,000, which represented 3.56% of the net assets of the fund.
4	Value determined using significant unobservable inputs.
5	Coupon rate may change periodically.
6	Index-linked bond whose principal amount moves with a government price index.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
EGP = Egyptian pounds
EUR/€ = Euros
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PEN = Peruvian nuevos soles
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand

American Funds Insurance Series — New World Fund — Page 32 of 191

Blue Chip Income and Growth Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 94.87% Health care 17.51%	Shares	Value (000)
AbbVie Inc.	6,761,500	$600,827
Amgen Inc.	2,366,500	441,234
Abbott Laboratories	2,162,000	115,364
Medtronic PLC	1,460,000	113,544
Teva Pharmaceutical Industries Ltd. (ADR)	5,375,800	94,614
Bristol-Myers Squibb Co.	1,125,000	71,708
Novartis AG (ADR)	708,500	60,825
Gilead Sciences, Inc.	636,512	51,570
Merck & Co., Inc.	500,000	32,015
		1,581,701
Information technology 12.95%
Intel Corp.	9,758,200	371,592
Texas Instruments Inc.	2,630,000	235,753
Apple Inc.	1,153,180	177,728
Microsoft Corp.	2,184,000	162,686
Western Union Co.	6,290,000	120,768
Oracle Corp.	1,108,600	53,601
International Business Machines Corp.	330,000	47,877
		1,170,005
Financials 12.86%
JPMorgan Chase & Co.	3,884,900	371,047
Wells Fargo & Co.	6,013,000	331,617
Prudential Financial, Inc.	2,649,000	281,642
American International Group, Inc.	1,506,300	92,472
U.S. Bancorp	1,000,000	53,590
HSBC Holdings PLC (ADR)	626,866	30,973
		1,161,341
Industrials 10.86%
CSX Corp.	4,616,500	250,491
General Dynamics Corp.	861,000	177,004
General Electric Co.	4,900,000	118,482
Illinois Tool Works Inc.	650,000	96,174
Union Pacific Corp.	750,000	86,977
Boeing Co.	329,000	83,635
Rockwell Automation	450,000	80,195
United Technologies Corp.	500,000	58,040
United Parcel Service, Inc., Class B	250,000	30,023
		981,021
Consumer staples 10.51%
Altria Group, Inc.	2,754,000	174,659
Kimberly-Clark Corp.	1,395,800	164,258
Philip Morris International Inc.	1,250,000	138,762

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 191

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Kellogg Co.	2,152,800	$134,270
Mondelez International, Inc.	1,580,000	64,243
Kraft Heinz Co.	776,666	60,230
Coca-Cola Co.	1,250,000	56,263
British American Tobacco PLC (ADR)	845,282	52,788
PepsiCo, Inc.	400,000	44,572
Conagra Brands, Inc.	1,200,000	40,488
Lamb Weston Holdings, Inc.	400,000	18,756
		949,289
Telecommunication services 8.41%
Verizon Communications Inc.	9,609,171	475,558
AT&T Inc.	4,181,000	163,770
CenturyLink, Inc.	6,357,800	120,162
		759,490
Energy 7.82%
Canadian Natural Resources, Ltd.	6,859,000	229,708
Exxon Mobil Corp.	2,054,000	168,387
EOG Resources, Inc.	1,555,000	150,430
Halliburton Co.	2,419,700	111,379
Royal Dutch Shell PLC, Class B (ADR)	750,000	46,905
		706,809
Consumer discretionary 4.18%
Amazon.com, Inc.1	104,500	100,461
General Motors Co.	2,000,000	80,760
McDonald’s Corp.	500,000	78,340
Royal Caribbean Cruises Ltd.	500,000	59,270
Viacom Inc., Class B	2,112,850	58,822
		377,653
Materials 4.02%
Vale SA, ordinary nominative (ADR)	14,066,877	141,653
Freeport-McMoRan Inc.1	6,134,000	86,121
DowDuPont Inc.	850,000	58,846
Praxair, Inc.	375,000	52,403
International Flavors & Fragrances Inc.	168,000	24,009
		363,032
Utilities 0.76%
Southern Co.	1,000,000	49,140
Xcel Energy Inc.	250,000	11,830
NextEra Energy, Inc.	50,000	7,327
		68,297
Real estate 0.44%
Crown Castle International Corp. REIT	400,000	39,992
Miscellaneous 4.55%
Other common stocks in initial period of acquisition		411,354
Total common stocks (cost: $6,710,939,000)		8,569,984

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 191

unaudited

Short-term securities 4.61%	Principal?amount (000)	Value (000)
Apple Inc. 1.24% due 12/14/20172	$20,000	$19,951
Eli Lilly and Co. 1.11% due 10/6/20172	20,000	19,996
Federal Home Loan Bank 1.01%–1.05% due 10/11/2017–11/24/2017	50,800	50,737
General Electric Co. 1.08% due 10/2/2017	19,100	19,098
Johnson & Johnson 1.17% due 10/24/20172	25,000	24,981
Kaiser Foundation Hospitals 1.16% due 10/3/2017	10,000	9,998
Merck & Co. Inc. 1.14% due 11/15/20172	51,400	51,325
Microsoft Corp. 1.14% due 11/14/20172	29,400	29,358
PepsiCo Inc. 1.08% due 10/17/20172	60,000	59,966
Pfizer Inc. 1.18% due 12/18/20172	50,000	49,870
Wal-Mart Stores, Inc. 1.10% due 10/10/20172	80,700	80,673
Total short-term securities (cost: $415,966,000)		415,953
Total investment securities 99.48% (cost: $7,126,905,000)		8,985,937
Other assets less liabilities 0.52%		47,052
Net assets 100.00%		$9,032,989

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $336,120,000, which represented 3.72% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 191

Global Growth and Income Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 93.94% Information technology 24.13%	Shares	Value (000)
Nintendo Co., Ltd.1	246,000	$91,177
Taiwan Semiconductor Manufacturing Co., Ltd.1	9,480,800	68,187
Microsoft Corp.	807,000	60,113
Broadcom Ltd.	151,000	36,624
United Microelectronics Corp.1	68,320,000	34,225
Murata Manufacturing Co., Ltd.1	183,000	27,055
AAC Technologies Holdings Inc.1	1,503,500	25,395
Facebook, Inc., Class A2	125,000	21,359
Apple Inc.	138,000	21,269
Alibaba Group Holding Ltd. (ADR)2	105,000	18,135
TE Connectivity Ltd.	200,000	16,612
Alphabet Inc., Class C2	9,000	8,632
Alphabet Inc., Class A2	6,000	5,842
MediaTek Inc.1	1,465,000	13,800
TEMENOS Group AG (Switzerland)1	128,000	13,079
Halma PLC1	610,000	9,156
Vanguard International Semiconductor Corp.1	4,475,000	7,725
Intel Corp.	120,600	4,592
		482,977
Financials 11.36%
YES Bank Ltd.1	3,700,000	19,833
Prudential PLC1	765,000	18,318
First Republic Bank	145,000	15,147
Blackstone Group LP	453,250	15,125
CenterState Bank Corp.	475,945	12,755
Capital One Financial Corp.	144,000	12,191
BNP Paribas SA1	150,000	12,104
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,566,000	11,842
PNC Financial Services Group, Inc.	76,000	10,243
CIT Group Inc.	201,750	9,896
Crédit Agricole SA1	515,000	9,364
AIA Group Ltd.1	1,220,000	9,048
JPMorgan Chase & Co.	92,000	8,787
ABN AMRO Group NV, depository receipts1	275,000	8,238
CME Group Inc., Class A	58,500	7,937
AXA SA1	262,000	7,926
Lloyds Banking Group PLC1	8,410,000	7,634
Nordea Bank AB1	525,000	7,131
Wells Fargo & Co.	122,000	6,728
BlackRock, Inc.	13,500	6,036
Itaú Unibanco Holding SA, preferred nominative (ADR)	375,000	5,138
Indiabulls Housing Finance Ltd.1	259,625	4,806
UniCredit SpA1,2	56,160	1,196
		227,423

American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 191

unaudited

Common stocks Industrials 11.36%	Shares	Value (000)
Airbus SE, non-registered shares1	503,000	$47,877
Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	29,992
Lockheed Martin Corp.	82,300	25,537
Boeing Co.	95,000	24,150
Deutsche Post AG1	523,000	23,282
Aeroflot - Russian Airlines PJSC1	6,632,000	21,195
Flughafen Zürich AG1	69,000	15,614
Ryanair Holdings PLC (ADR)2	141,375	14,904
Safran SA1	90,000	9,195
ACS, Actividades de Construcción y Servicios SA1	227,645	8,436
General Electric Co.	230,000	5,561
Abertis Infraestructuras, SA, Class A, non-registered shares1	79,057	1,598
		227,341
Consumer staples 8.37%
British American Tobacco PLC1	1,194,000	74,650
Nestlé SA1	558,700	46,792
Wal-Mart de México, SAB de CV, Series V	4,485,000	10,270
Pinnacle Foods Inc.	160,000	9,147
Walgreens Boots Alliance, Inc.	100,000	7,722
Philip Morris International Inc.	54,000	5,994
Booker Group PLC1	1,380,000	3,792
Procter & Gamble Co.	40,741	3,707
Costco Wholesale Corp.	17,000	2,793
Coca-Cola European Partners PLC	67,000	2,789
		167,656
Consumer discretionary 8.12%
Home Depot, Inc.	122,000	19,954
Vivendi SA1	715,200	18,112
Amazon.com, Inc.2	17,500	16,824
Nitori Holdings Co., Ltd.1	105,000	15,020
Sony Corp.1	375,000	13,958
HUGO BOSS AG1	150,000	13,221
Accor SA1	256,300	12,725
Comcast Corp., Class A	296,000	11,390
ProSiebenSat.1 Media SE1	330,000	11,246
Paddy Power Betfair PLC1	90,000	8,981
Carnival Corp., units	138,000	8,911
adidas AG1	28,000	6,334
Continental AG1	23,000	5,838
		162,514
Health care 6.71%
UnitedHealth Group Inc.	240,100	47,024
Hypermarcas SA, ordinary nominative	2,150,000	21,859
Centene Corp.2	212,000	20,515
Novartis AG1	124,000	10,641
Thermo Fisher Scientific Inc.	55,000	10,406
ResMed Inc.	114,000	8,773
Merck & Co., Inc.	97,000	6,211
Hikma Pharmaceuticals PLC1	340,000	5,522
AstraZeneca PLC1	50,000	3,333
		134,284

American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 191

unaudited

Common stocks Energy 6.50%	Shares	Value (000)
Reliance Industries Ltd.1	2,915,148	$34,925
BP PLC1	4,030,206	25,768
Enbridge Inc.	260,760	10,910
Enbridge Inc. (CAD denominated)	239,029	9,985
Royal Dutch Shell PLC, Class B (ADR)	242,000	15,135
Royal Dutch Shell PLC, Class A (ADR)	22,663	1,373
Schlumberger Ltd.	145,000	10,115
Canadian Natural Resources, Ltd.	224,000	7,502
Helmerich & Payne, Inc.	112,000	5,836
Pilipinas Shell Petroleum Corp.1	3,254,065	4,356
Tallgrass Energy GP, LP, Class A	150,000	4,237
		130,142
Materials 4.26%
Randgold Resources Ltd.1	271,100	26,468
DowDuPont Inc.	172,044	11,911
James Hardie Industries PLC (CDI)1	850,000	11,867
CCL Industries Inc., Class B, nonvoting	192,500	9,315
Rio Tinto PLC1	199,000	9,263
LafargeHolcim Ltd.1	150,000	8,781
Koninklijke DSM NV1	95,000	7,781
		85,386
Utilities 3.77%
Infraestructura Energética Nova, SAB de CV	6,006,884	33,633
DONG Energy AS1	491,552	28,137
Power Assets Holdings Ltd.1	1,100,000	9,552
Dominion Energy, Inc.	55,000	4,231
		75,553
Real estate 3.38%
MGM Growth Properties LLC REIT, Class A	811,200	24,506
Gaming and Leisure Properties, Inc. REIT	604,000	22,282
Vonovia SE1	234,442	9,977
Prologis, Inc. REIT	90,000	5,711
Crown Castle International Corp. REIT	53,000	5,299
		67,775
Telecommunication services 1.74%
Verizon Communications Inc.	205,000	10,145
BT Group PLC1	2,425,000	9,226
Advanced Info Service PCL1	1,350,000	7,733
TalkTalk Telecom Group PLC1	1,728,000	4,855
Vodafone Group PLC1	1,000,000	2,801
		34,760
Miscellaneous 4.24%
Other common stocks in initial period of acquisition		84,888
Total common stocks (cost: $1,442,193,000)		1,880,699

American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 191

unaudited

Convertible bonds 0.36% Miscellaneous 0.36%	Principal?amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$7,126
Total convertible bonds (cost: $6,003,000)		7,126
Bonds, notes & other debt instruments 2.25% Corporate bonds & notes 2.17% Telecommunication services 1.84%
Sprint Corp. 7.25% 2021	$33,000	36,753
Health care 0.33%
Teva Pharmaceutical Finance Company BV 3.15% 2026	7,225	6,671
Total corporate bonds & notes		43,424
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.875% 2017	1,600	1,600
Total U.S. Treasury bonds & notes		1,600
Total bonds, notes & other debt instruments (cost: $39,332,000)		45,024
Short-term securities 3.54%
Caisse d’Amortissement de la Dette Sociale 1.35% due 1/4/20183	15,000	14,947
Federal Home Loan Bank 1.05% due 10/13/2017	25,000	24,993
General Electric Co. 1.08% due 10/2/2017	18,400	18,398
Victory Receivables Corp. 1.24% due 10/10/20173	12,600	12,596
Total short-term securities (cost: $70,933,000)		70,934
Total investment securities 100.09% (cost: $1,558,461,000)		2,003,783
Other assets less liabilities (0.09)%		(1,862)
Net assets 100.00%		$2,001,921

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,027,952,000, which represented 51.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $27,543,000, which represented 1.38% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD - Canadian dollars
CDI = CREST Depository Interest

American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 191

Growth-Income Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 92.79% Information technology 16.35%	Shares	Value (000)
Microsoft Corp.	8,929,427	$665,153
Alphabet Inc., Class A1	373,700	363,879
Alphabet Inc., Class C1	309,284	296,638
Texas Instruments Inc.	5,181,659	464,484
Broadcom Ltd.	1,575,390	382,095
Intel Corp.	9,048,519	344,568
Apple Inc.	2,196,800	338,571
Accenture PLC, Class A	1,654,500	223,473
QUALCOMM Inc.	3,519,175	182,434
Oracle Corp.	3,492,100	168,843
MasterCard Inc., Class A	1,100,000	155,320
Samsung Electronics Co., Ltd.2	54,350	122,163
ASML Holding NV (New York registered)	663,700	113,625
Xilinx, Inc.	1,525,000	108,016
Harris Corp.	690,000	90,859
Visa Inc., Class A	835,100	87,886
IAC/InterActiveCorp1	716,000	84,187
Qorvo, Inc.1	1,144,419	80,888
Symantec Corp.	2,317,000	76,021
International Business Machines Corp.	500,000	72,540
NetApp, Inc.	1,471,690	64,401
ON Semiconductor Corp.1	3,270,900	60,414
MercadoLibre, Inc.	200,000	51,786
Arista Networks, Inc.1	250,828	47,559
Teradata Corp.1	1,286,300	43,464
GoDaddy Inc., Class A1	907,200	39,472
SAP SE2	239,500	26,237
First Data Corp., Class A1	788,541	14,225
Trimble Inc.1	340,000	13,345
VeriSign, Inc.1	101,400	10,788
Motorola Solutions, Inc.	100,000	8,487
Western Union Co.	400,000	7,680
Juniper Networks, Inc.	107,000	2,978
		4,812,479
Consumer discretionary 15.33%
Amazon.com, Inc.1	1,061,200	1,020,185
Netflix, Inc.1	3,582,277	649,646
Comcast Corp., Class A	6,346,200	244,202
Home Depot, Inc.	1,243,000	203,305
Twenty-First Century Fox, Inc., Class A	6,291,000	165,957
Charter Communications, Inc., Class A1	447,669	162,692
Time Warner Inc.	1,546,902	158,480
Harley-Davidson, Inc.	3,013,580	145,285
Carnival Corp., units	2,231,700	144,101
Las Vegas Sands Corp.	2,129,600	136,635

American Funds Insurance Series — Growth-Income Fund — Page 40 of 191

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Viacom Inc., Class B	4,600,800	$128,086
Aramark	2,655,200	107,828
Signet Jewelers Ltd.	1,574,500	104,783
Newell Brands Inc.	2,266,300	96,703
Dollar General Corp.	1,134,400	91,943
Royal Caribbean Cruises Ltd.	771,600	91,465
Toyota Motor Corp.2	1,525,000	91,042
Priceline Group Inc.1	49,700	90,992
Wynn Resorts, Ltd.	597,966	89,049
NIKE, Inc., Class B	1,663,400	86,247
Starbucks Corp.	1,353,200	72,680
Ferrari NV2	600,000	66,406
Marriott International, Inc., Class A	572,700	63,146
Cedar Fair, LP	896,500	57,484
Advance Auto Parts, Inc.	513,300	50,919
Daily Mail and General Trust PLC, Class A, nonvoting2	5,560,000	48,321
CBS Corp., Class B	720,000	41,760
Wyndham Worldwide Corp.	272,000	28,672
Coach, Inc.	630,000	25,376
Marks and Spencer Group PLC2	4,879,000	23,106
YUM! Brands, Inc.	218,800	16,106
Yum China Holdings, Inc.1	218,800	8,745
		4,511,347
Health care 14.21%
AbbVie Inc.	7,549,600	670,857
Amgen Inc.	2,858,916	533,045
Gilead Sciences, Inc.	3,972,100	321,820
Stryker Corp.	2,138,141	303,659
UnitedHealth Group Inc.	1,513,596	296,438
Merck & Co., Inc.	3,714,380	237,832
Express Scripts Holding Co.1	3,627,500	229,693
Humana Inc.	938,500	228,647
Illumina, Inc.1	890,300	177,348
Incyte Corp.1	1,131,900	132,138
Johnson & Johnson	890,000	115,709
Medtronic PLC	1,481,673	115,230
Abbott Laboratories	2,148,800	114,660
Takeda Pharmaceutical Co. Ltd.2	1,764,000	97,695
Hologic, Inc.1	2,331,300	85,535
Novartis AG2	985,150	84,537
Thermo Fisher Scientific Inc.	397,500	75,207
Cerner Corp.1	1,052,000	75,029
Pfizer Inc.	1,995,851	71,252
Eli Lilly and Co.	659,300	56,396
Agios Pharmaceuticals, Inc.1	639,500	42,687
Ultragenyx Pharmaceutical Inc.1	695,200	37,026
Kite Pharma, Inc.1	198,700	35,728
Quest Diagnostics, Inc.	342,100	32,034
Alexion Pharmaceuticals, Inc.1	57,000	7,996
Endo International PLC1	240,000	2,056
		4,180,254

American Funds Insurance Series — Growth-Income Fund — Page 41 of 191

unaudited

Common stocks Financials 11.64%	Shares	Value (000)
JPMorgan Chase & Co.	4,639,300	$443,100
Bank of New York Mellon Corp.	4,599,400	243,860
Wells Fargo & Co.	3,981,000	219,552
Aon PLC, Class A	1,214,800	177,482
Intercontinental Exchange, Inc.	2,541,065	174,571
American International Group, Inc.	2,716,489	166,765
BB&T Corp.	3,486,000	163,633
State Street Corp.	1,544,100	147,523
PNC Financial Services Group, Inc.	1,078,276	145,319
M&T Bank Corp.	865,900	139,445
Marsh & McLennan Companies, Inc.	1,594,100	133,602
Goldman Sachs Group, Inc.	553,980	131,399
UniCredit SpA1,2	5,468,000	116,457
Charles Schwab Corp.	2,580,500	112,871
Banco Santander, SA2	16,095,805	112,377
HSBC Holdings PLC (HKD denominated)2	11,346,929	111,532
EXOR NV2	1,600,000	101,454
Prudential Financial, Inc.	650,000	69,108
CME Group Inc., Class A	502,900	68,233
Moody’s Corp.	447,458	62,291
KeyCorp	3,270,000	61,541
Leucadia National Corp.	2,340,000	59,085
Bank of Montreal	718,327	54,363
Citigroup Inc.	600,000	43,644
Morgan Stanley	789,070	38,009
Chubb Ltd.	217,200	30,962
UBS Group AG2	1,343,666	22,965
Invesco Ltd.	500,000	17,520
East West Bancorp, Inc.	252,000	15,065
Ameriprise Financial, Inc.	101,100	15,014
U.S. Bancorp	201,000	10,772
Sun Life Financial Inc.	266,200	10,601
Progressive Corp.	119,100	5,767
		3,425,882
Industrials 8.53%
CSX Corp.	5,777,000	313,460
General Dynamics Corp.	1,122,100	230,681
Union Pacific Corp.	1,667,633	193,396
Textron Inc.	3,365,000	181,306
Airbus SE, non-registered shares2	1,674,764	159,408
General Electric Co.	6,075,000	146,894
BWX Technologies, Inc.	2,248,165	125,942
United Technologies Corp.	978,300	113,561
Norfolk Southern Corp.	840,000	111,082
C.H. Robinson Worldwide, Inc.	1,363,035	103,727
Nielsen Holdings PLC	2,211,300	91,658
TransDigm Group Inc.	344,300	88,020
Deere & Co.	697,500	87,599
Safran SA2	757,903	77,434
Siemens AG (ADR)	782,000	55,326
Siemens AG2	150,000	21,133
Rockwell Automation	369,900	65,920
Air Lease Corp., Class A	1,415,000	60,307
Waste Management, Inc.	767,700	60,088

American Funds Insurance Series — Growth-Income Fund — Page 42 of 191

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Waste Connections, Inc.	662,000	$46,314
Covanta Holding Corp.	2,783,000	41,328
Lockheed Martin Corp.	109,900	34,101
Boeing Co.	123,600	31,420
Huntington Ingalls Industries, Inc.	116,500	26,380
Meggitt PLC2	3,615,000	25,241
IDEX Corp.	141,900	17,237
		2,508,963
Consumer staples 7.10%
Philip Morris International Inc.	2,747,430	304,992
Coca-Cola Co.	5,964,900	268,480
British American Tobacco PLC2	2,271,100	141,991
British American Tobacco PLC (ADR)	494,440	30,878
Procter & Gamble Co.	1,887,992	171,769
CVS Health Corp.	1,670,000	135,804
Kellogg Co.	1,859,000	115,946
Carlsberg A/S, Class B2	1,056,094	115,691
PepsiCo, Inc.	998,419	111,254
Altria Group, Inc.	1,720,000	109,082
L’Oreal SA2	470,000	99,863
Kirin Holdings Co., Ltd.2	4,229,000	99,571
Costco Wholesale Corp.	516,000	84,774
Pernod Ricard SA2	526,446	72,792
Mondelez International, Inc.	1,774,400	72,147
Herbalife Ltd.1	756,300	51,300
Avon Products, Inc.1	19,099,000	44,501
Diageo PLC2	1,220,000	40,107
Kroger Co.	881,400	17,681
		2,088,623
Energy 6.19%
TOTAL SA2	4,493,868	241,695
EOG Resources, Inc.	2,395,155	231,707
Chevron Corp.	1,816,900	213,486
Schlumberger Ltd.	2,555,000	178,237
Canadian Natural Resources, Ltd.	3,992,640	133,723
Royal Dutch Shell PLC, Class A (ADR)	1,150,422	69,693
Royal Dutch Shell PLC, Class B (ADR)	680,000	42,527
Royal Dutch Shell PLC, Class B2	292,716	9,002
Royal Dutch Shell PLC, Class A2	27,523	829
ConocoPhillips	2,099,410	105,075
Exxon Mobil Corp.	1,088,000	89,194
Kinder Morgan, Inc.	4,108,300	78,797
Concho Resources Inc.1	574,000	75,607
Enbridge Inc. (CAD denominated)	1,431,244	59,785
Apache Corp.	1,100,000	50,380
Baker Hughes, a GE Co., Class A	1,247,600	45,687
BP PLC2	6,978,185	44,616
Suncor Energy Inc.	953,650	33,423
Occidental Petroleum Corp.	489,000	31,399
Halliburton Co.	544,800	25,077
Tullow Oil PLC1,2	9,369,306	23,370

American Funds Insurance Series — Growth-Income Fund — Page 43 of 191

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Whitecap Resources Inc.	2,775,000	$21,573
Noble Energy, Inc.	540,000	15,314
		1,820,196
Materials 4.88%
Celanese Corp., Series A	3,364,033	350,768
DowDuPont Inc.	3,554,100	246,050
Vale SA, ordinary nominative (ADR)	17,367,884	174,895
Vale SA, ordinary nominative	4,147,848	41,738
Monsanto Co.	1,666,485	199,678
Freeport-McMoRan Inc.1	9,055,000	127,132
Rio Tinto PLC2	1,574,655	73,299
International Flavors & Fragrances Inc.	418,500	59,808
Mosaic Co.	2,522,400	54,459
Praxair, Inc.	318,300	44,479
Centerra Gold Inc.1	4,148,009	29,221
Albemarle Corp.	199,000	27,126
Asahi Kasei Corp.2	619,000	7,627
		1,436,280
Telecommunication services 1.91%
Verizon Communications Inc.	10,912,400	540,055
AT&T Inc.	597,500	23,404
		563,459
Real estate 1.75%
Iron Mountain Inc. REIT	3,811,921	148,284
Crown Castle International Corp. REIT	1,428,200	142,792
Weyerhaeuser Co. REIT1	4,034,541	137,295
American Tower Corp. REIT	515,800	70,500
MGM Growth Properties LLC REIT, Class A	578,862	17,487
		516,358
Utilities 0.81%
Sempra Energy	1,649,600	188,269
Exelon Corp.	775,000	29,194
AES Corp.	1,631,000	17,974
SSE PLC2	89,308	1,671
		237,108
Mutual funds 0.41%
Altaba Inc.1	1,822,500	120,722
Miscellaneous 3.68%
Other common stocks in initial period of acquisition		1,083,455
Total common stocks (cost: $19,829,436,000)		27,305,126
Convertible stocks 0.04% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred3	6,000	5,349

American Funds Insurance Series — Growth-Income Fund — Page 44 of 191

unaudited

Convertible stocks Miscellaneous 0.02%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$6,301
Total convertible stocks (cost: $11,900,000)		11,650
Convertible bonds 0.35% Information technology 0.19%	Principal?amount (000)
VeriSign, Inc., convertible notes, 3.25% 2037	$ 18,020	56,155
Energy 0.16%
Weatherford International PLC 5.875% 2021	43,359	47,451
Total convertible bonds (cost: $71,028,000)		103,606
Bonds, notes & other debt instruments 0.19% U.S. Treasury bonds & notes 0.19% U.S. Treasury 0.19%
U.S. Treasury 1.625% 2026	59,900	56,774
Total bonds, notes & other debt instruments (cost: $60,210,000)		56,774
Short-term securities 6.58%
Apple Inc. 1.17%–1.20% due 10/3/2017–12/11/20174	166,531	166,357
Bank of New York Mellon Corp. 1.18% due 11/20/2017	50,000	49,913
Ciesco LLC 1.34% due 11/15/20174	45,000	44,925
Cisco Systems, Inc. 1.18%–1.20% due 12/12/2017–12/20/20174	124,000	123,681
Coca-Cola Co. 1.24% due 11/9/20174	25,000	24,968
Estée Lauder Companies Inc. 1.13% due 11/10/20174	25,000	24,965
ExxonMobil Corp. 1.12% due 11/1/2017	50,000	49,950
Federal Home Loan Bank 1.01%–1.06% due 10/3/2017–12/29/2017	554,400	553,820
Freddie Mac 1.08%–1.11% due 3/1/2018–3/2/2018	100,000	99,513
General Electric Co. 1.08% due 10/2/2017	26,900	26,898
John Deere Capital Corp. 1.16% due 10/11/20174	23,200	23,191
Johnson & Johnson 1.10%–1.13% due 10/5/2017–10/24/20174	86,000	85,968
Microsoft Corp. 1.17% due 10/3/2017–10/10/20174	62,300	62,288
Paccar Financial Corp. 1.12% due 11/3/2017	19,000	18,979
Pfizer Inc. 1.14%–1.19% due 10/10/2017–12/18/20174	192,300	192,051
Procter & Gamble Co. 1.13%–1.22% due 11/2/2017–1/18/20184	144,500	144,123
Qualcomm Inc. 1.19% due 11/7/20174	19,100	19,076
U.S. Treasury Bill 1.11% due 1/11/2018	40,800	40,685
United Parcel Service Inc. 1.12% due 11/1/20174	25,000	24,974
Wal-Mart Stores, Inc. 1.10%–1.11% due 10/10/2017–10/16/20174	135,100	135,041
Walt Disney Co. 1.07% due 10/12/20174	25,000	24,990
Total short-term securities (cost: $1,936,384,000)		1,936,356
Total investment securities 99.95% (cost: $21,908,958,000)		29,413,512
Other assets less liabilities 0.05%		13,424
Net assets 100.00%		$29,426,936

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Funds Insurance Series — Growth-Income Fund — Page 45 of 191

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,592,141,000, which represented 8.81% of the net assets of the fund. This amount includes $2,450,719,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,096,598,000, which represented 3.73% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,349.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars

American Funds Insurance Series — Growth-Income Fund — Page 46 of 191

International Growth and Income Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 92.50% Financials 23.58%	Shares	Value (000)
HDFC Bank Ltd.1	1,553,000	$43,027
Banco Santander, SA1	4,456,676	31,115
Zurich Insurance Group AG1	92,200	28,158
Intesa Sanpaolo SpA1	5,900,000	20,864
Prudential PLC1	738,000	17,671
KB Financial Group Inc.1	356,500	17,503
Sberbank of Russia PJSC (ADR)1	1,141,660	16,275
St. James’s Place PLC1	1,048,000	16,111
UniCredit SpA1,2	674,400	14,363
AIA Group Ltd.1	1,833,000	13,594
Itaú Unibanco Holding SA, preferred nominative (ADR)	991,300	13,581
Société Générale1	217,150	12,703
Sumitomo Mitsui Financial Group, Inc.1	308,000	11,848
BNP Paribas SA1	137,300	11,079
Lloyds Banking Group PLC1	11,968,000	10,863
Sampo Oyj, Class A1	203,000	10,737
Banco Bilbao Vizcaya Argentaria, SA1	825,000	7,352
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	3,012
Credit Suisse Group AG1	576,077	9,120
ABN AMRO Group NV, depository receipts1	260,000	7,788
Grupo Financiero Galicia SA, Class B (ADR)	147,525	7,604
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	4,641
Jupiter Fund Management PLC1	587,000	4,343
		333,352
Industrials 10.23%
Shanghai International Airport Co., Ltd., Class A1	5,134,562	29,373
Capita PLC1	3,066,000	23,215
Airbus SE, non-registered shares1	207,180	19,720
ASSA ABLOY AB, Class B1	585,700	13,402
CK Hutchison Holdings Ltd.1	847,348	10,874
Rolls-Royce Holdings PLC1,2	838,400	9,967
Airports of Thailand PCL1	5,250,000	9,306
easyJet PLC1	542,000	8,848
Bunzl PLC1	188,752	5,738
ALD SA1,2	312,000	5,036
Abertis Infraestructuras, SA, Class A, non-registered shares1	248,175	5,016
Komatsu Ltd.1	143,000	4,073
		144,568
Consumer staples 9.45%
British American Tobacco PLC1	437,600	27,359
Pernod Ricard SA1	128,650	17,789
Imperial Brands PLC1	411,416	17,556
Philip Morris International Inc.	153,475	17,037
CALBEE, Inc.1	284,400	10,026

American Funds Insurance Series — International Growth and Income Fund — Page 47 of 191

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Thai Beverage PCL1	13,413,900	$8,902
Coca-Cola Icecek AS, Class C1	767,000	8,027
Kirin Holdings Co., Ltd.1	313,000	7,370
Associated British Foods PLC1	171,680	7,351
Glanbia PLC1	282,400	5,324
Nestlé SA1	58,975	4,939
Orion Corp.1,2	19,739	1,672
ORION Holdings Corp.1	10,260	204
		133,556
Consumer discretionary 8.78%
HUGO BOSS AG1	207,500	18,289
Toyota Motor Corp.1	226,000	13,492
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	13,233
Ctrip.com International, Ltd. (ADR)2	202,200	10,664
NEXT PLC1	131,000	9,234
Naspers Ltd., Class N1	41,000	8,950
ProSiebenSat.1 Media SE1	259,300	8,837
Kering SA1	21,000	8,359
Galaxy Entertainment Group Ltd.1	1,100,000	7,773
Sands China Ltd.1	972,000	5,077
ITV PLC1	1,959,600	4,588
Hyundai Motor Co.1	28,300	3,722
Inchcape PLC1	291,000	3,366
Paddy Power Betfair PLC1	32,000	3,193
Hyundai Mobis Co., Ltd.1	13,875	2,908
RTL Group SA, non-registered shares1	32,100	2,431
		124,116
Utilities 7.88%
DONG Energy AS1	497,000	28,449
EDP - Energias de Portugal, SA1	6,947,820	26,156
Power Assets Holdings Ltd.1	1,313,000	11,402
CK Infrastructure Holdings Ltd.1	1,282,000	11,055
Engie SA1	498,000	8,453
Iberdrola, SA, non-registered shares1	1,052,000	8,171
Red Eléctrica de Corporación, SA1	387,600	8,145
ENN Energy Holdings Ltd.1	858,000	6,238
SSE PLC1	175,452	3,284
		111,353
Information technology 7.70%
Samsung Electronics Co., Ltd.1	14,996	33,707
Taiwan Semiconductor Manufacturing Co., Ltd.1	3,968,000	28,538
ASML Holding NV1	68,600	11,703
Flex Ltd.2	703,000	11,649
Alibaba Group Holding Ltd. (ADR)2	42,600	7,358
Rightmove PLC1	107,700	5,838
AAC Technologies Holdings Inc.1	299,000	5,050
Yandex NV, Class A2	153,000	5,041
		108,884

American Funds Insurance Series — International Growth and Income Fund — Page 48 of 191

unaudited

Common stocks Health care 6.40%	Shares	Value (000)
Novartis AG1	341,145	$29,274
Fresenius SE & Co. KGaA1	165,000	13,310
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	11,651
Takeda Pharmaceutical Co. Ltd.1	169,200	9,371
Daiichi Sankyo Co., Ltd.1	324,000	7,313
Merck KGaA1	63,950	7,117
ConvaTec Group PLC1	1,515,000	5,562
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	200,866	4,394
WuXi Biologics (Cayman) Inc.1,2	495,200	2,506
		90,498
Real estate 6.00%
CK Asset Holdings Ltd.1	3,833,348	31,883
Sun Hung Kai Properties Ltd.1	1,760,000	28,725
Daito Trust Construction Co., Ltd.1	95,500	17,402
Japan Real Estate Investment Corp. REIT1	1,432	6,885
		84,895
Energy 5.00%
Royal Dutch Shell PLC, Class A1	1,753,707	52,848
TOTAL SA1	248,000	13,338
Canadian Natural Resources, Ltd.	133,300	4,465
		70,651
Materials 4.59%
Rio Tinto PLC1	411,800	19,169
Yara International ASA1	343,000	15,396
Akzo Nobel NV1	105,700	9,761
Fortescue Metals Group Ltd.1	2,148,000	8,697
Vale SA, ordinary nominative (ADR)	760,611	7,659
Norsk Hydro ASA1	576,000	4,189
		64,871
Telecommunication services 2.89%
BT Group PLC1	5,623,761	21,396
Nippon Telegraph and Telephone Corp.1	349,800	16,042
Intouch Holdings PCL, foreign registered1	1,983,000	3,422
		40,860
Total common stocks (cost: $1,152,133,000)		1,307,604
Bonds, notes & other debt instruments 3.00% Bonds & notes of governments & government agencies outside the U.S. 1.53%	Principal?amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	7,140
Colombia (Republic of), Series B, 7.50% 2026	COP6,736,400	2,451
Poland (Republic of), Series 1023, 4.00% 2023	PLN6,395	1,857
Poland (Republic of), Series 0726, 2.50% 2026	10,285	2,653
Portuguese Government 3.875% 2030	€3,010	3,922
Portuguese Republic 4.125% 2027	2,600	3,527
		21,550

American Funds Insurance Series — International Growth and Income Fund — Page 49 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes 1.44% Health care 0.53%	Principal?amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 3.15% 2026	$1,325	$1,223
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,450	1,226
Valeant Pharmaceuticals International, Inc. 6.375% 20203	3,325	3,336
Valeant Pharmaceuticals International, Inc. 6.125% 20253	1,865	1,644
		7,429
Materials 0.47%
FMG Resources 9.75% 20223	5,900	6,649
Energy 0.44%
Petróleos Mexicanos 6.875% 2026	3,617	4,123
Petróleos Mexicanos 5.50% 2044	491	459
Petróleos Mexicanos 5.625% 2046	700	654
Petróleos Mexicanos 6.75% 2047	978	1,043
		6,279
Total corporate bonds & notes		20,357
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.75% 2017	420	420
Total U.S. Treasury bonds & notes		420
Total bonds, notes & other debt instruments (cost: $38,308,000)		42,327
Short-term securities 4.15%
Bridgestone Americas, Inc. 1.09% due 10/2/20173	6,500	6,499
Federal Home Loan Bank 1.05% due 11/15/2017	10,000	9,988
Sumitomo Mitsui Banking Corp. 1.30% due 11/8/20173	12,200	12,183
Total Capital Canada Ltd. 1.22% due 11/21/20173	15,000	14,974
Toyota Motor Credit Corp. 1.16% due 10/16/2017	15,000	14,992
Total short-term securities (cost: $58,637,000)		58,636
Total investment securities 99.65% (cost: $1,249,078,000)		1,408,567
Other assets less liabilities 0.35%		5,015
Net assets 100.00%		$1,413,582

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,207,883,000, which represented 85.45% of the net assets of the fund. This amount includes $1,164,856,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,285,000, which represented 3.20% of the net assets of the fund.

American Funds Insurance Series — International Growth and Income Fund — Page 50 of 191

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
PLN = Polish zloty

American Funds Insurance Series — International Growth and Income Fund — Page 51 of 191

Capital Income Builder®

Investment portfolio

September 30, 2017

unaudited

Common stocks 68.28% Financials 13.78%	Shares	Value (000)
Sampo Oyj, Class A1	176,712	$9,347
Swedbank AB, Class A1	211,087	5,837
Lloyds Banking Group PLC1	5,949,400	5,400
Zurich Insurance Group AG1	17,206	5,255
KBC Groep NV1	57,447	4,869
JPMorgan Chase & Co.	46,350	4,427
HSBC Holdings PLC (GBP denominated)1	437,200	4,316
ABN AMRO Group NV, depository receipts1	141,555	4,240
Mercury General Corp.	66,347	3,761
BB&T Corp.	76,280	3,581
Intesa Sanpaolo SpA1	1,056,817	3,497
Standard Life Aberdeen PLC1	519,907	3,021
Svenska Handelsbanken AB, Class A1	195,040	2,948
CME Group Inc., Class A	21,400	2,904
Invesco Ltd.	76,400	2,677
BNP Paribas SA1	30,300	2,445
Skandinaviska Enskilda Banken AB, Class A1	169,016	2,231
Wells Fargo & Co.	28,400	1,566
Bank of China Ltd., Class H1	1,894,000	937
Union National Bank PJSC1	735,831	853
MONETA Money Bank, AS, non-registered shares1	137,053	483
		74,595
Consumer staples 10.83%
Philip Morris International Inc.	159,635	17,721
Coca-Cola Co.	250,145	11,259
British American Tobacco PLC1	125,700	7,859
Altria Group, Inc.	109,210	6,926
Diageo PLC1	168,400	5,536
Imperial Brands PLC1	123,800	5,283
Nestlé SA1	26,616	2,229
Japan Tobacco Inc.1	56,400	1,849
		58,662
Telecommunication services 7.69%
Vodafone Group PLC1	3,422,700	9,587
Singapore Telecommunications Ltd.1	2,861,700	7,765
HKT Trust and HKT Ltd., units1	4,775,340	5,809
Verizon Communications Inc.	106,231	5,257
NTT DoCoMo, Inc.1	121,700	2,782
AT&T Inc.	65,600	2,569
Inmarsat PLC1	260,191	2,244
Koninklijke KPN NV1	590,775	2,029
freenet AG1	59,206	1,980
Telia Co. AB1	338,776	1,597
		41,619

American Funds Insurance Series — Capital Income Builder — Page 52 of 191

unaudited

Common stocks Energy 6.65%	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	279,360	$8,591
Royal Dutch Shell PLC, Class B (ADR)	8,500	531
Royal Dutch Shell PLC, Class A1	6,705	202
Enbridge Inc. (CAD denominated)	174,970	7,309
Exxon Mobil Corp.	80,700	6,616
Helmerich & Payne, Inc.	107,900	5,623
Inter Pipeline Ltd.	154,600	3,203
Occidental Petroleum Corp.	37,200	2,388
Chevron Corp.	13,200	1,551
		36,014
Health care 5.77%
AstraZeneca PLC1	104,010	6,934
AstraZeneca PLC (ADR)	114,800	3,889
Pfizer Inc.	232,100	8,286
Roche Holding AG, non-registered shares, nonvoting1	26,075	6,657
Johnson & Johnson	24,400	3,172
Gilead Sciences, Inc.	28,700	2,325
		31,263
Real estate 4.99%
Crown Castle International Corp. REIT	89,900	8,988
Iron Mountain Inc. REIT	165,295	6,430
Nexity SA, Class A, non-registered shares1	91,126	5,569
Digital Realty Trust, Inc. REIT	31,300	3,704
Link REIT1	284,000	2,304
		26,995
Information technology 4.84%
Taiwan Semiconductor Manufacturing Co., Ltd.1	1,275,000	9,170
Microsoft Corp.	61,720	4,598
Paychex, Inc.	67,410	4,042
QUALCOMM Inc.	42,900	2,224
HP Inc.	94,600	1,888
VTech Holdings Ltd.1	128,400	1,875
International Business Machines Corp.	9,110	1,322
Vanguard International Semiconductor Corp.1	616,000	1,063
		26,182
Utilities 4.73%
Enel SPA1	1,268,158	7,636
SSE PLC1	315,389	5,902
CMS Energy Corp.	79,100	3,664
Infratil Ltd.1	1,291,737	2,913
Iberdrola, SA, non-registered shares1	307,404	2,388
PG&E Corp.	27,756	1,890
Duke Energy Corp.	14,300	1,200
		25,593
Industrials 4.32%
Sydney Airport, units1	1,040,190	5,823
Boeing Co.	20,200	5,135
Airbus SE, non-registered shares1	45,592	4,339
Lockheed Martin Corp.	9,760	3,028
BAE Systems PLC1	278,100	2,354

American Funds Insurance Series — Capital Income Builder — Page 53 of 191

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Caterpillar Inc.	14,600	$1,821
Air New Zealand Ltd.1	361,960	882
		23,382
Consumer discretionary 2.91%
Las Vegas Sands Corp.	71,400	4,581
Greene King PLC1	549,600	4,025
SES SA, Class A (FDR)1	118,666	2,595
BCA Marketplace PLC1	460,000	1,353
Modern Times Group MTG AB, Class B1	35,157	1,275
Gannett Co., Inc.	132,999	1,197
Fielmann AG1	5,166	448
AA PLC1	133,500	303
		15,777
Materials 1.15%
Amcor Ltd.1	294,697	3,526
Givaudan SA1	1,253	2,727
		6,253
Miscellaneous 0.62%
Other common stocks in initial period of acquisition		3,347
Total common stocks (cost: $342,580,000)		369,682
Convertible stocks 1.36% Real estate 1.14%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	50,600	6,177
Miscellaneous 0.22%
Other convertible stocks in initial period of acquisition		1,175
Total convertible stocks (cost: $6,405,000)		7,352
Bonds, notes & other debt instruments 24.49% U.S. Treasury bonds & notes 12.24% U.S. Treasury 10.92%	Principal?amount (000)
U.S. Treasury 1.50% 2020	$2,850	2,841
U.S. Treasury 8.00% 2021	5,500	6,853
U.S. Treasury 8.125% 2021	8,200	10,151
U.S. Treasury 1.625% 2022	6,050	5,967
U.S. Treasury 1.75% 2022	5,015	4,978
U.S. Treasury 1.875% 2022	9,000	8,981
U.S. Treasury 2.00% 2025	9,400	9,232
U.S. Treasury 2.00% 2026	3,500	3,408
U.S. Treasury 2.875% 2045	4,500	4,518
U.S. Treasury 0% 2047	5,300	2,213
		59,142

American Funds Insurance Series — Capital Income Builder — Page 54 of 191

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.32%	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 20252	$1,135	$1,136
U.S. Treasury Inflation-Protected Security 0.625% 20262	1,957	1,983
U.S. Treasury Inflation-Protected Security 0.375% 20272	4,054	4,003
		7,122
Total U.S. Treasury bonds & notes		66,264
Mortgage-backed obligations 7.17%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.341% 20493,4	68	68
Fannie Mae 4.00% 20363	2,284	2,430
Fannie Mae 4.00% 20453	1,061	1,126
Fannie Mae 4.00% 20463	1,199	1,263
Fannie Mae 4.00% 20473	14,400	15,170
Fannie Mae 4.00% 20473	3,765	3,967
Fannie Mae 4.00% 20473	977	1,029
Fannie Mae 4.00% 20473	886	933
Freddie Mac 2.50% 20323	114	114
Freddie Mac 2.50% 20333	157	156
Freddie Mac 4.00% 20473	492	518
Freddie Mac 4.50% 20473	6,630	7,109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20563	578	579
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20563	286	288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	528	536
Government National Mortgage Assn. 4.50% 20453	386	413
Government National Mortgage Assn. 4.50% 20453	251	268
Government National Mortgage Assn. 4.00% 20473,5	950	1,000
Government National Mortgage Assn. 4.50% 20473,5	475	506
Government National Mortgage Assn. 5.637% 20593	10	11
Government National Mortgage Assn. 4.812% 20603	47	47
Government National Mortgage Assn. 5.46% 20603	83	86
Government National Mortgage Assn. 4.661% 20613	117	120
Government National Mortgage Assn. 4.801% 20613	75	76
Government National Mortgage Assn. 6.87% 20613	22	23
Government National Mortgage Assn. 4.566% 20623	53	55
Government National Mortgage Assn. 4.633% 20623	354	364
Government National Mortgage Assn. 4.307% 20633	122	127
Government National Mortgage Assn. 4.479% 20633	56	59
Government National Mortgage Assn. 4.565% 20633	156	163
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,4,6	151	153
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,3,6	69	68
		38,825
Corporate bonds & notes 4.20% Financials 1.38%
Bank of America Corp. 5.625% 2020	300	327
Bank of America Corp. 5.00% 2021	500	544
Bank of America Corp. 5.70% 2022	500	563
Bank of America Corp. 4.10% 2023	1,000	1,066
BB&T Corp. 6.85% 2019	100	108
Berkshire Hathaway Inc. 4.25% 2021	100	107
BNP Paribas 5.00% 2021	300	326
BPCE SA group 4.00% 2024	1,000	1,063
Citigroup Inc. 4.50% 2022	500	538
Goldman Sachs Group, Inc. 5.25% 2021	500	550

American Funds Insurance Series — Capital Income Builder — Page 55 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.75% 2022	$500	$561
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	329
JPMorgan Chase & Co. 6.30% 2019	200	213
JPMorgan Chase & Co. 4.25% 2020	300	318
Morgan Stanley 7.30% 2019	200	217
Morgan Stanley 5.50% 2020	300	326
Wells Fargo & Co. 4.60% 2021	300	322
		7,478
Energy 0.94%
Anadarko Petroleum Corp. 4.85% 2021	500	530
Enbridge Energy Partners, LP 4.375% 2020	500	526
Enbridge Energy Partners, LP 4.20% 2021	500	523
Energy Transfer Partners, LP 4.00% 2027	215	214
EnLink Midstream Partners, LP 4.40% 2024	200	207
Enterprise Products Operating LLC 6.50% 2019	100	106
EQT Corp. 3.90% 2027	400	401
Kinder Morgan Energy Partners, LP 5.30% 2020	200	216
Kinder Morgan Energy Partners, LP 3.95% 2022	1,000	1,039
Sabine Pass Liquefaction, LLC 5.625% 2021	500	542
Sabine Pass Liquefaction, LLC 6.25% 2022	500	563
Williams Partners LP 4.125% 2020	200	209
		5,076
Utilities 0.46%
CMS Energy Corp. 5.05% 2022	1,200	1,324
Entergy Corp. 5.125% 2020	200	214
Entergy Corp. 4.00% 2022	500	530
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	107
NV Energy, Inc 6.25% 2020	200	223
Progress Energy, Inc. 7.05% 2019	100	107
		2,505
Consumer discretionary 0.45%
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20286	110	112
Comcast Corp. 5.15% 2020	100	108
Ford Motor Credit Co. 8.125% 2020	300	338
General Motors Financial Co. 4.375% 2021	400	424
Newell Rubbermaid Inc. 3.85% 2023	1,000	1,052
Time Warner Inc. 4.75% 2021	200	216
Viacom Inc. 5.625% 2019	200	213
		2,463
Consumer staples 0.35%
Altria Group, Inc. 9.25% 2019	200	226
Constellation Brands, Inc. 6.00% 2022	600	687
Constellation Brands, Inc. 4.25% 2023	600	644
Reynolds American Inc. 6.875% 2020	300	334
		1,891
Health care 0.16%
Amerisource Bergen 4.875% 2019	100	106
Boston Scientific Corp. 6.00% 2020	200	217
McKesson Corp. 7.50% 2019	100	107

American Funds Insurance Series — Capital Income Builder — Page 56 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Medtronic, Inc. 4.125% 2021	$200	$212
Thermo Fisher Scientific Inc. 4.70% 2020	200	213
		855
Real estate 0.15%
AvalonBay Communities, Inc. 6.10% 2020	100	110
Corporate Office Properties LP 3.70% 2021	400	410
Hospitality Properties Trust 4.25% 2021	200	209
Kimco Realty Corp. 6.875% 2019	100	109
		838
Telecommunication services 0.12%
Verizon Communications Inc. 4.50% 2020	300	322
Verizon Communications Inc. 4.60% 2021	300	324
		646
Information technology 0.10%
Microsoft Corp. 4.00% 2021	500	533
Industrials 0.09%
Caterpillar Financial Services Corp. 7.15% 2019	100	107
General Electric Capital Corp. 5.50% 2020	150	162
Johnson Controls, Inc. 5.00% 2020	200	213
		482
Total corporate bonds & notes		22,767
Asset-backed obligations 0.88%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20203	3,000	3,003
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20193,6	12	12
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,6	155	155
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 20193	94	94
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20193	190	190
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20203	161	161
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20203	443	443
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,6	705	705
		4,763
Total bonds, notes & other debt instruments (cost: $132,916,000)		132,619
Short-term securities 6.74%
Estée Lauder Companies Inc. 1.19% due 10/10/20176	6,000	5,998
Federal Home Loan Bank 1.05% due 12/20/2017	6,400	6,385
General Electric Co. 1.08% due 10/2/2017	11,300	11,299
Hershey Co. 1.13% due 10/2/20176	6,500	6,499
PepsiCo Inc. 1.05% due 10/6/20176	6,300	6,299
Total short-term securities (cost: $36,482,000)		36,480
Total investment securities 100.87% (cost: $518,383,000)		546,133
Other assets less liabilities (0.87)%		(4,699)
Net assets 100.00%		$541,434

American Funds Insurance Series — Capital Income Builder — Page 57 of 191

unaudited

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD261	NZD357	Bank of America, N.A.	10/24/2017	$3

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $204,448,000, which represented 37.76% of the net assets of the fund. This amount includes $204,380,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Purchased on a TBA basis.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,001,000, which represented 3.69% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
NZD = New Zealand dollars
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Capital Income Builder — Page 58 of 191

Asset Allocation Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 63.59% Information technology 18.43%	Shares	Value (000)
Microsoft Corp.	10,820,000	$805,982
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,550,000	583,903
Taiwan Semiconductor Manufacturing Co., Ltd.1	8,600,000	61,852
ASML Holding NV (New York registered)	2,502,100	428,359
VeriSign, Inc.2	3,240,000	344,704
Broadcom Ltd.	1,245,000	301,962
Facebook, Inc., Class A2	1,472,000	251,521
Intel Corp.	6,000,000	228,480
Alphabet Inc., Class C2	133,985	128,506
Alphabet Inc., Class A2	83,000	80,819
Apple Inc.	1,132,850	174,595
Western Digital Corp.	2,000,000	172,800
AAC Technologies Holdings Inc.1	10,000,000	168,908
Symantec Corp.	5,000,000	164,050
Intuit Inc.	1,100,000	156,354
Amphenol Corp., Class A	1,535,000	129,922
Visa Inc., Class A	1,150,200	121,047
Activision Blizzard, Inc.	950,000	61,284
RingCentral, Inc., Class A2	1,415,000	59,076
Sabre Corp.	2,500,000	45,250
Fiserv, Inc.2	350,000	45,136
Murata Manufacturing Co., Ltd.1	217,700	32,186
MasterCard Inc., Class A	57,000	8,048
Corporate Risk Holdings I, Inc.1,2,3,4	168,812	2,953
Corporate Risk Holdings Corp.1,2,3,4	854	—
		4,557,697
Financials 8.87%
Chubb Ltd.	2,410,000	343,545
First Republic Bank	2,480,000	259,061
Arch Capital Group Ltd.2	2,525,000	248,712
JPMorgan Chase & Co.	2,600,000	248,326
Citigroup Inc.	2,750,000	200,035
Wells Fargo & Co.	3,406,400	187,863
Bank of America Corp.	7,000,000	177,380
BNP Paribas SA1	1,500,000	121,040
PNC Financial Services Group, Inc.	708,000	95,417
Capital One Financial Corp.	1,000,000	84,660
Goldman Sachs Group, Inc.	275,000	65,227
Blackstone Group LP	1,510,000	50,389
RenaissanceRe Holdings Ltd.	329,500	44,529
SunTrust Banks, Inc.	510,000	30,483
Berkshire Hathaway Inc., Class A2	84	23,078
HDFC Bank Ltd.1	297,000	8,229
ICICI Bank Ltd.1	1,580,700	6,716
		2,194,690

American Funds Insurance Series — Asset Allocation Fund — Page 59 of 191

unaudited

Common stocks Health care 8.76%	Shares	Value (000)
UnitedHealth Group Inc.	2,542,000	$497,851
Johnson & Johnson	2,850,000	370,528
Humana Inc.	965,000	235,103
Aetna Inc.	1,450,000	230,565
Express Scripts Holding Co.2	2,800,000	177,296
Merck & Co., Inc.	2,170,300	138,964
Molina Healthcare, Inc.2	1,500,000	103,140
Regeneron Pharmaceuticals, Inc.2	220,467	98,575
Incyte Corp.2	764,450	89,242
Bristol-Myers Squibb Co.	978,000	62,338
Gilead Sciences, Inc.	750,000	60,765
AbbVie Inc.	575,000	51,095
AstraZeneca PLC (ADR)	1,251,300	42,394
Novartis AG1	99,000	8,495
Rotech Healthcare Inc.1,2,3,4	184,138	368
		2,166,719
Consumer discretionary 7.48%
Comcast Corp., Class A	10,546,000	405,810
Newell Brands Inc.	6,368,500	271,744
Home Depot, Inc.	1,600,000	261,696
Amazon.com, Inc.2	210,225	202,100
VF Corp.	2,730,000	173,546
General Motors Co.	3,500,000	141,330
Charter Communications, Inc., Class A2	284,126	103,257
NIKE, Inc., Class B	1,840,000	95,404
Starbucks Corp.	1,517,700	81,516
CBS Corp., Class B	1,000,000	58,000
Netflix, Inc.2	181,000	32,824
McDonald’s Corp.	95,000	14,885
Twenty-First Century Fox, Inc., Class A	250,000	6,595
		1,848,707
Energy 4.92%
Noble Energy, Inc.	10,200,000	289,272
Weatherford International PLC2,5	52,600,000	240,908
Chevron Corp.	1,279,750	150,371
Royal Dutch Shell PLC, Class B (ADR)	1,750,000	109,445
Enbridge Inc.	2,242,200	93,814
Enbridge Inc. (CAD denominated)	47,742	1,994
Cabot Oil & Gas Corp.	3,000,000	80,250
Halliburton Co.	1,500,000	69,045
Concho Resources Inc.2	500,000	65,860
Schlumberger Ltd.	815,000	56,854
Extraction Oil & Gas, Inc.2	3,000,000	46,170
ConocoPhillips	250,000	12,512
		1,216,495
Consumer staples 4.56%
Philip Morris International Inc.	4,489,000	498,324
Associated British Foods PLC1	4,600,000	196,973
Nestlé SA1	908,230	76,065
Nestlé SA (ADR)	900,000	75,609
British American Tobacco PLC1	1,257,400	78,614
Colgate-Palmolive Co.	1,000,000	72,850

American Funds Insurance Series — Asset Allocation Fund — Page 60 of 191

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	800,000	$72,784
Mondelez International, Inc.	1,025,000	41,676
Coca-Cola Co.	307,700	13,850
		1,126,745
Industrials 3.64%
Lockheed Martin Corp.	1,322,000	410,203
Boeing Co.	1,289,000	327,677
Raytheon Co.	265,000	49,444
IDEX Corp.	406,100	49,329
General Electric Co.	980,000	23,696
TransDigm Group Inc.	75,000	19,174
Waste Management, Inc.	214,000	16,750
CEVA Group PLC1,2,4	6,142	3,071
Rockwell Collins, Inc.	5,900	771
Atrium Corp.1,2,3,6	535	1
		900,116
Materials 3.53%
DowDuPont Inc.	6,047,410	418,662
LyondellBasell Industries NV	2,535,000	251,092
Nucor Corp.	1,250,000	70,050
Royal Gold, Inc.	605,000	52,054
Praxair, Inc.	355,000	49,608
Franco-Nevada Corp.	290,918	22,537
Newmont Mining Corp.	180,000	6,752
Warrior Met Coal, Inc.1,6	101,623	2,347
		873,102
Real estate 1.22%
Simon Property Group, Inc. REIT	625,000	100,631
Crown Castle International Corp. REIT	705,000	70,486
American Tower Corp. REIT	479,100	65,483
Public Storage REIT	300,000	64,197
		300,797
Telecommunication services 0.67%
AT&T Inc.	3,280,800	128,509
Zayo Group Holdings, Inc.2	711,721	24,497
Verizon Communications Inc.	248,000	12,274
NII Holdings, Inc.2	816,045	375
		165,655
Miscellaneous 1.51%
Other common stocks in initial period of acquisition		374,477
Total common stocks (cost: $10,824,249,000)		15,725,200
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—

American Funds Insurance Series — Asset Allocation Fund — Page 61 of 191

unaudited

Convertible stocks 0.05% Industrials 0.03%	Shares	Value (000)
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%1,4	6,267	$4,293
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%1,4	5,998	2,999
		7,292
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		5,537
Total convertible stocks (cost: $19,829,000)		12,829
Bonds, notes & other debt instruments 27.95% U.S. Treasury bonds & notes 11.70% U.S. Treasury 9.60%	Principal?amount (000)
U.S. Treasury 0.625% 2018	$25,930	25,842
U.S. Treasury 0.75% 2018	59,002	58,868
U.S. Treasury 3.50% 2018	20,000	20,175
U.S. Treasury 0.875% 2019	40,000	39,535
U.S. Treasury 1.125% 2019	45,000	44,822
U.S. Treasury 1.25% 2019	7,500	7,480
U.S. Treasury 1.25% 2019	5,000	4,986
U.S. Treasury 1.375% 2019	20,000	19,938
U.S. Treasury 1.50% 2019	400,000	400,468
U.S. Treasury 1.50% 2019	59,825	59,808
U.S. Treasury 1.75% 2019	21,800	21,910
U.S. Treasury 1.25% 20207	318,117	315,989
U.S. Treasury 1.25% 2020	93,000	92,344
U.S. Treasury 1.375% 2020	55,000	54,773
U.S. Treasury 1.375% 2020	21,500	21,397
U.S. Treasury 1.50% 2020	500	499
U.S. Treasury 1.625% 2020	125,000	125,055
U.S. Treasury 1.625% 2020	10,000	10,015
U.S. Treasury 1.125% 2021	42,000	40,939
U.S. Treasury 1.125% 2021	10,000	9,757
U.S. Treasury 1.375% 2021	49,410	48,877
U.S. Treasury 1.375% 2021	23,500	23,182
U.S. Treasury 1.375% 2021	13,500	13,330
U.S. Treasury 1.75% 2021	9,500	9,468
U.S. Treasury 2.25% 2021	9,730	9,899
U.S. Treasury 1.75% 2022	46,750	46,410
U.S. Treasury 1.875% 2022	100,000	100,035
U.S. Treasury 1.875% 2022	20,500	20,456
U.S. Treasury 1.375% 2023	8,000	7,692
U.S. Treasury 1.375% 2023	5,000	4,811
U.S. Treasury 1.625% 2023	5,000	4,893
U.S. Treasury 2.125% 2023	15,250	15,298
U.S. Treasury 2.25% 2023	5,000	5,047
U.S. Treasury 2.00% 2024	12,000	11,907
U.S. Treasury 2.00% 2024	7,500	7,433
U.S. Treasury 2.125% 2024	52,500	52,543
U.S. Treasury 2.125% 2024	15,500	15,478
U.S. Treasury 2.125% 2024	10,000	10,002
U.S. Treasury 2.25% 2024	5,000	5,044
U.S. Treasury 2.375% 2024	70,000	70,987
U.S. Treasury 2.50% 2024	700	716
U.S. Treasury 2.00% 2025	44,800	44,001

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.50% 2026	$15,500	$14,502
U.S. Treasury 1.625% 2026	7,000	6,650
U.S. Treasury 1.625% 2026	1,500	1,422
U.S. Treasury 2.00% 2026	8,000	7,790
U.S. Treasury 2.25% 2027	111,075	110,321
U.S. Treasury 2.25% 2027	7,500	7,444
U.S. Treasury 2.375% 2027	880	883
U.S. Treasury 4.75% 2041	15,000	20,142
U.S. Treasury 2.50% 2046	5,000	4,647
U.S. Treasury 2.875% 2046	147,158	147,560
U.S. Treasury 2.75% 2047	26,000	25,417
U.S. Treasury 3.00% 2047	95,000	97,632
U.S. Treasury 3.00% 2047	26,000	26,731
		2,373,250
U.S. Treasury inflation-protected securities 2.10%
U.S. Treasury Inflation-Protected Security 0.125% 20218	38,629	38,739
U.S. Treasury Inflation-Protected Security 0.125% 20248	670	663
U.S. Treasury Inflation-Protected Security 0.625% 20248	214,220	218,773
U.S. Treasury Inflation-Protected Security 0.25% 20258	1,648	1,632
U.S. Treasury Inflation-Protected Security 0.375% 20258	15,845	15,843
U.S. Treasury Inflation-Protected Security 2.375% 20258	195	223
U.S. Treasury Inflation-Protected Security 0.125% 20268	20,425	19,857
U.S. Treasury Inflation-Protected Security 0.625% 20268	22,948	23,250
U.S. Treasury Inflation-Protected Security 0.375% 20278	30,401	30,020
U.S. Treasury Inflation-Protected Security 0.75% 20428	18,622	17,995
U.S. Treasury Inflation-Protected Security 1.375% 20448	134,732	148,646
U.S. Treasury Inflation-Protected Security 1.00% 20468	5,166	5,240
		520,881
Total U.S. Treasury bonds & notes		2,894,131
Corporate bonds & notes 9.54% Energy 2.05%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20219,10,11,12	5,188	386
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20209,10,11,12	6,933	5,169
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.811% 20196,12	1,050	977
American Energy (Permian Basin) 7.125% 20206	7,345	6,353
American Energy (Permian Basin) 7.375% 20216	5,725	4,966
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,666
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,513
Anadarko Petroleum Corp. 6.60% 2046	2,300	2,856
APT Pipelines Ltd. 4.20% 20256	7,000	7,284
Blackstone CQP Holdco LP, 6.00% 20214,6	5,700	5,600
Blackstone CQP Holdco LP, 6.50% 20214,6	21,325	21,645
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,240
Boardwalk Pipelines, LP 4.45% 2027	735	750
Canadian Natural Resources Ltd. 2.95% 2023	7,975	7,935
Canadian Natural Resources Ltd. 3.85% 2027	2,855	2,889
Canadian Natural Resources Ltd. 4.95% 2047	1,815	1,909
Cenovus Energy Inc. 3.80% 2023	3,970	3,994
Cenovus Energy Inc. 4.25% 20276	6,625	6,579
Cenovus Energy Inc. 5.25% 20376	3,000	2,985
Cenovus Energy Inc. 5.40% 20476	2,415	2,429

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.554% 201912	$4,525	$4,514
Chesapeake Energy Corp. 4.875% 2022	6,250	5,844
Chesapeake Energy Corp. 8.00% 20256	3,775	3,822
Chesapeake Energy Corp. 8.00% 20256	1,675	1,696
Chesapeake Energy Corp. 8.00% 20276	2,100	2,084
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.814% 202110,11,12	2,150	2,319
Chevron Corp. 2.10% 2021	2,500	2,502
Chevron Corp. 2.498% 2022	2,730	2,754
Chevron Corp. 2.566% 2023	2,000	2,013
Chevron Corp. 2.895% 2024	4,500	4,560
Chevron Corp. 3.326% 2025	1,165	1,198
ConocoPhillips 4.20% 2021	3,300	3,519
ConocoPhillips 4.95% 2026	1,750	1,975
CONSOL Energy Inc. 5.875% 2022	19,450	19,742
Convey Park Energy LLC 7.50% 20256	1,825	1,896
DCP Midstream Operating LP 4.95% 2022	5,150	5,369
Devon Energy Corp. 5.85% 2025	2,000	2,309
Devon Energy Corp. 5.00% 2045	3,590	3,795
Diamond Offshore Drilling, Inc. 7.875% 2025	1,300	1,380
Diamond Offshore Drilling, Inc. 4.875% 2043	4,685	3,537
Enbridge Energy Partners, LP 5.20% 2020	120	128
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,367
Enbridge Energy Partners, LP 7.375% 2045	1,000	1,292
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	3,997
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,543
Enbridge Inc. 4.00% 2023	3,035	3,195
Enbridge Inc. 3.50% 2024	1,000	1,017
Enbridge Inc. 4.25% 2026	1,855	1,954
Enbridge Inc. 5.50% 2046	965	1,112
Energy Transfer Partners, LP 4.15% 2020	3,500	3,657
Energy Transfer Partners, LP 7.50% 2020	1,175	1,329
Energy Transfer Partners, LP 5.875% 2024	2,775	2,994
Energy Transfer Partners, LP 4.75% 2026	6,500	6,851
Energy Transfer Partners, LP 4.00% 2027	1,126	1,124
Energy Transfer Partners, LP 4.20% 2027	430	436
Energy Transfer Partners, LP 5.50% 2027	5,420	5,732
Energy Transfer Partners, LP 5.30% 2047	3,000	3,016
Energy Transfer Partners, LP 5.40% 2047	7,686	7,852
EnLink Midstream Partners, LP 4.15% 2025	7,330	7,410
EnLink Midstream Partners, LP 4.85% 2026	2,500	2,620
EnLink Midstream Partners, LP 5.05% 2045	3,135	3,030
EnLink Midstream Partners, LP 5.45% 2047	1,415	1,465
Ensco PLC 5.75% 2044	6,295	4,548
Enterprise Products Operating LLC 4.90% 2046	1,000	1,096
EOG Resources, Inc. 4.15% 2026	2,980	3,162
EQT Corp. 3.00% 2022	975	978
EQT Corp. 3.90% 2027	1,810	1,813
Exxon Mobil Corp. 2.222% 2021	5,070	5,110
Exxon Mobil Corp. 2.726% 2023	3,000	3,056
Exxon Mobil Corp. 3.043% 2026	2,250	2,295
Genesis Energy, LP 6.75% 2022	3,750	3,853
Genesis Energy, LP 6.50% 2025	1,625	1,615
Halliburton Co. 3.80% 2025	6,915	7,130
Halliburton Co. 4.85% 2035	1,000	1,087

American Funds Insurance Series — Asset Allocation Fund — Page 64 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Halliburton Co. 5.00% 2045	$1,000	$1,100
Jonah Energy LLC 7.25% 20256	1,475	1,488
Jupiter Resources Inc. 8.50% 20226	2,300	1,662
Kinder Morgan Energy Partners, LP 3.50% 2021	40	41
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,439
Kinder Morgan Energy Partners, LP 5.50% 2044	3,578	3,775
Kinder Morgan Finance Co. 5.05% 2046	1,500	1,547
Kinder Morgan, Inc. 3.05% 2019	2,520	2,567
Kinder Morgan, Inc. 4.30% 2025	1,625	1,704
Kinder Morgan, Inc. 5.55% 2045	1,000	1,082
Marathon Oil Corp. 4.40% 2027	7,760	7,937
MPLX LP 4.125% 2027	4,155	4,237
MPLX LP 5.20% 2047	2,525	2,652
NGL Energy Partners LP 6.875% 2021	5,505	5,533
NGL Energy Partners LP 7.50% 2023	135	135
NGL Energy Partners LP 6.125% 2025	6,935	6,484
NGPL PipeCo LLC 4.375% 20226	385	400
NGPL PipeCo LLC 4.875% 20276	635	667
Noble Corp. PLC 7.70% 2025	3,175	2,730
Noble Corp. PLC 8.70% 2045	3,525	2,943
Noble Energy, Inc. 3.85% 2028	6,485	6,509
Peabody Energy Corp. 6.00% 20226	1,000	1,036
Peabody Energy Corp. 6.375% 20256	600	619
Petróleos Mexicanos 3.50% 2023	7,000	6,912
Petróleos Mexicanos 6.50% 20276	5,630	6,258
Petróleos Mexicanos 6.50% 20276	1,895	2,095
Petróleos Mexicanos 5.625% 2046	3,370	3,147
Petróleos Mexicanos 6.75% 2047	4,115	4,388
Petróleos Mexicanos 6.75% 20476	1,125	1,193
Phillips 66 Partners LP 3.55% 2026	335	328
Phillips 66 Partners LP 4.90% 2046	5,975	6,000
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,422
QGOG Constellation SA 9.50% 20246,11,13	850	655
Royal Dutch Shell PLC 1.375% 2019	130	129
Royal Dutch Shell PLC 1.75% 2021	1,855	1,831
Royal Dutch Shell PLC 3.75% 2046	4,500	4,429
Sabine Pass Liquefaction, LLC 5.875% 2026	3,000	3,361
Sabine Pass Liquefaction, LLC 4.20% 2028	12,540	12,661
Schlumberger BV 3.625% 20226	2,800	2,916
Schlumberger BV 4.00% 20256	120	126
Seven Generations Energy Ltd. 6.75% 20236	2,000	2,118
Shell International Finance BV 2.25% 2020	1,965	1,981
SM Energy Co. 6.50% 2021	2,325	2,360
SM Energy Co. 5.625% 2025	3,825	3,653
Southwestern Energy Co. 4.10% 2022	9,410	9,128
Southwestern Energy Co. 7.50% 2026	1,155	1,201
Southwestern Energy Co. 7.75% 2027	1,740	1,807
Spectra Energy Partners, LP 3.375% 2026	615	609
Spectra Energy Partners, LP 4.50% 2045	1,150	1,162
Statoil ASA 2.75% 2021	1,925	1,963
Statoil ASA 3.25% 2024	2,850	2,930
Statoil ASA 4.25% 2041	2,000	2,092
Sunoco LP 6.25% 2021	5,015	5,268
Targa Resources Partners LP 4.125% 2019	7,330	7,412

American Funds Insurance Series — Asset Allocation Fund — Page 65 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Targa Resources Partners LP 6.75% 2024	$2,965	$3,232
Teekay Corp. 8.50% 2020	15,455	15,764
Tesoro Logistics LP 5.50% 2019	3,410	3,606
Tesoro Logistics LP 5.25% 2025	1,775	1,908
TransCanada Corp. 6.50% 2018	475	494
TransCanada PipeLines Ltd. 7.625% 2039	5,000	7,348
Transocean Inc. 9.00% 20236	2,500	2,706
Ultra Petroleum Corp. 6.875% 20226	3,310	3,380
Ultra Petroleum Corp. 7.125% 20256	1,775	1,795
Weatherford International PLC 4.50% 20225	1,370	1,281
Weatherford International PLC 8.25% 20235	5,500	5,679
Weatherford International PLC 6.50% 20365	7,595	6,551
Weatherford International PLC 6.75% 20405	7,825	6,906
Western Gas Partners LP 4.65% 2026	925	971
Williams Companies, Inc. 3.70% 2023	5,385	5,385
Williams Partners LP 3.60% 2022	2,250	2,326
Williams Partners LP 4.30% 2024	160	169
Williams Partners LP 3.90% 2025	1,000	1,023
Williams Partners LP 3.75% 2027	1,050	1,050
		506,213
Financials 1.51%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,355
ACE INA Holdings Inc. 2.875% 2022	3,880	3,953
ACE INA Holdings Inc. 3.35% 2026	880	903
ACE INA Holdings Inc. 4.35% 2045	800	881
Allstate Corp. 3.28% 2026	5,095	5,195
Bank of America Corp. 2.625% 2020	4,037	4,082
Bank of America Corp. 2.625% 2021	2,000	2,017
Bank of America Corp. 3.875% 2025	8,500	8,910
Bank of America Corp. 3.248% 2027	1,500	1,471
Bank of America Corp. 3.593% 2028	4,250	4,289
Bank of America Corp. 3.824% 2028	1,250	1,285
Bank of America Corp. 4.244% 2038	1,000	1,059
BB&T Corp. 2.45% 2020	6,000	6,065
BB&T Corp. 2.625% 2022	2,500	2,541
BB&T Corp. 2.75% 2022	6,000	6,106
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,062
Berkshire Hathaway Inc. 2.20% 2021	1,000	1,007
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,656
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,012
BPCE SA group 5.70% 20236	4,460	4,971
BPCE SA group 5.15% 20246	3,000	3,238
CIT Group Inc. 3.875% 2019	14,485	14,793
Citigroup Inc. 1.70% 2018	150	150
Citigroup Inc. 2.35% 2021	8,650	8,611
Citigroup Inc. 2.90% 2021	4,000	4,052
Citigroup Inc. 3.20% 2026	2,211	2,181
Citigroup Inc. 3.668% 2028	1,250	1,261
Commonwealth Bank of Australia 2.25% 20206	1,000	1,005
Commonwealth Bank of Australia 2.75% 20226	1,000	1,010
Crédit Agricole SA 4.375% 20256	1,700	1,770
Credit Suisse Group AG 1.70% 2018	4,000	4,003
Credit Suisse Group AG 3.00% 2021	250	257

American Funds Insurance Series — Asset Allocation Fund — Page 66 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Credit Suisse Group AG 3.80% 2023	$1,625	$1,684
Danske Bank AS 2.00% 20216	2,365	2,330
Danske Bank AS 2.70% 20226	2,000	2,012
DNB ASA 2.375% 20216	3,000	2,990
Goldman Sachs Group, Inc. 1.95% 2019	3,900	3,895
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,047
Goldman Sachs Group, Inc. 2.875% 2021	231	235
Goldman Sachs Group, Inc. 5.25% 2021	200	220
Goldman Sachs Group, Inc. 3.00% 2022	4,750	4,805
Goldman Sachs Group, Inc. 2.905% 2023	10,900	10,917
Goldman Sachs Group, Inc. 2.908% 2023	3,000	3,000
Goldman Sachs Group, Inc. 3.50% 2025	280	284
Goldman Sachs Group, Inc. 3.75% 2026	2,280	2,337
Goldman Sachs Group, Inc. 3.691% 2028	7,250	7,319
HSBC Holdings PLC 3.262% 2023	5,250	5,360
HSBC Holdings PLC 4.25% 2024	3,000	3,140
HSBC Holdings PLC 3.90% 2026	200	209
HSBC Holdings PLC 4.30% 2026	200	215
Icahn Enterprises Finance Corp. 6.25% 2022	1,600	1,672
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,033
Intesa Sanpaolo SpA 5.017% 20246	2,730	2,778
iStar Financial Inc. 4.00% 2017	8,675	8,683
JPMorgan Chase & Co. 2.55% 2020	2,750	2,782
JPMorgan Chase & Co. 2.55% 2021	497	502
JPMorgan Chase & Co. 3.25% 2022	180	186
JPMorgan Chase & Co. 2.70% 2023	125	125
JPMorgan Chase & Co. 3.54% 2028	6,500	6,564
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	3,200	3,344
Lloyds Banking Group PLC 3.00% 2022	4,000	4,036
Lloyds Banking Group PLC 4.582% 2025	1,500	1,580
MetLife Global Funding I 1.55% 20196	3,500	3,470
MetLife Global Funding I 2.50% 20206	8,000	8,071
MetLife Global Funding I 1.95% 20216	2,500	2,461
Morgan Stanley 2.50% 2021	3,000	3,011
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 202412	3,000	3,040
Morgan Stanley 3.875% 2026	2,650	2,753
Morgan Stanley 3.625% 2027	4,025	4,086
National Australia Bank Ltd. 1.375% 2019	975	968
National Australia Bank Ltd. 1.875% 2021	975	957
Navient Corp. 4.875% 2019	7,800	8,092
Navient Corp. 6.50% 2022	675	717
Navient Corp. 5.50% 2023	3,640	3,699
New York Life Global Funding 1.50% 20196	1,525	1,513
New York Life Global Funding 1.70% 20216	1,500	1,469
New York Life Global Funding 2.35% 20266	1,190	1,137
Nordea Bank AB 2.50% 20206	4,450	4,492
PNC Bank 1.45% 2019	3,340	3,318
PNC Bank 2.30% 2020	250	252
PNC Bank 2.55% 2021	8,000	8,069
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,464
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,107
Prudential Financial, Inc. 3.50% 2024	4,000	4,166
QBE Insurance Group Ltd. 2.40% 20186	5,000	5,015
Rabobank Nederland 2.75% 2022	2,825	2,866

American Funds Insurance Series — Asset Allocation Fund — Page 67 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Rabobank Nederland 4.375% 2025	$5,500	$5,783
Skandinaviska Enskilda Banken AB 2.625% 2021	250	252
Skandinaviska Enskilda Banken AB 2.80% 2022	4,750	4,827
Starwood Property Trust, Inc. 5.00% 2021	2,550	2,668
Travelers Companies, Inc. 4.00% 2047	4,465	4,635
UBS Group AG 4.125% 20256	2,750	2,895
UniCredit SPA 3.75% 20226	8,350	8,566
UniCredit SPA 4.625% 20276	3,125	3,287
UniCredit SPA 5.861% 20326	3,050	3,204
US Bancorp. 2.625% 2022	1,805	1,831
US Bancorp. 3.70% 2024	7,000	7,396
US Bancorp. 2.375% 2026	6,500	6,182
US Bancorp. 3.15% 2027	10,500	10,570
Wells Fargo & Co. 2.15% 2019	6,000	6,033
Wells Fargo & Co. 2.55% 2020	2,175	2,201
Wells Fargo & Co. 2.50% 2021	7,500	7,553
Wells Fargo & Co. 2.625% 2022	3,000	3,007
Wells Fargo & Co. 3.069% 2023	3,000	3,052
Wells Fargo & Co. 3.584% 2028	4,425	4,486
Westpac Banking Corp. 2.15% 2020	12,000	12,043
		372,099
Health care 1.21%
Abbott Laboratories 2.90% 2021	1,130	1,150
Abbott Laboratories 3.40% 2023	1,965	2,025
Abbott Laboratories 3.75% 2026	6,695	6,880
Abbott Laboratories 4.75% 2036	460	508
Abbott Laboratories 4.90% 2046	500	560
AbbVie Inc. 2.50% 2020	360	365
AbbVie Inc. 2.90% 2022	115	117
AbbVie Inc. 3.20% 2022	4,680	4,803
AbbVie Inc. 3.60% 2025	110	114
AbbVie Inc. 4.30% 2036	650	684
AbbVie Inc. 4.45% 2046	5,350	5,651
Aetna Inc. 1.70% 2018	855	856
Allergan PLC 2.35% 2018	2,000	2,006
Allergan PLC 3.00% 2020	1,050	1,072
Allergan PLC 3.45% 2022	7,645	7,941
Allergan PLC 4.75% 2045	342	372
Amgen Inc. 2.65% 2022	7,000	7,063
Amgen Inc. 2.70% 2022	3,400	3,420
Amgen Inc. 4.40% 2045	2,000	2,097
AstraZeneca PLC 3.375% 2025	7,890	8,021
Bayer AG 2.375% 20196	2,750	2,766
Becton, Dickinson and Co. 2.133% 2019	2,250	2,256
Becton, Dickinson and Co. 2.404% 2020	2,250	2,259
Becton, Dickinson and Co. 2.894% 2022	6,360	6,381
Becton, Dickinson and Co. 3.363% 2024	860	869
Boston Scientific Corp. 3.85% 2025	5,500	5,718
Celgene Corp. 3.875% 2025	1,370	1,447
Centene Corp. 4.75% 2022	10,495	11,007
Centene Corp. 4.75% 2025	3,825	3,978
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 202110,11,12	7,992	6,169
Concordia Healthcare Corp. 9.50% 20226	2,860	515

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Concordia Healthcare Corp. 7.00% 20236	$7,380	$1,236
DaVita HealthCare Partners Inc. 5.00% 2025	3,875	3,831
DJO Finance LLC 8.125% 20216	2,950	2,839
EMD Finance LLC 2.40% 20206	210	212
EMD Finance LLC 2.95% 20226	1,010	1,027
EMD Finance LLC 3.25% 20256	6,170	6,263
Endo International PLC 5.75% 20226	6,975	6,155
Endo International PLC 6.00% 20256	3,580	2,918
HCA Inc. 5.25% 2026	1,250	1,350
Healthsouth Corp. 5.75% 2024	6,850	7,048
Healthsouth Corp. 5.75% 2025	3,285	3,434
Johnson & Johnson 2.25% 2022	3,750	3,790
Johnson & Johnson 2.45% 2026	1,285	1,263
Johnson & Johnson 3.625% 2037	1,000	1,045
Johnson & Johnson 3.75% 2047	750	786
Kinetic Concepts, Inc. 12.50% 20216	2,855	3,190
Mallinckrodt PLC 4.875% 20206	5,360	5,360
Medtronic, Inc. 3.50% 2025	3,000	3,131
Medtronic, Inc. 3.35% 2027	1,500	1,543
Medtronic, Inc. 4.375% 2035	4,537	5,001
Medtronic, Inc. 4.625% 2045	3,260	3,717
Molina Healthcare, Inc. 5.375% 2022	8,985	9,305
Molina Healthcare, Inc. 4.875% 20256	4,725	4,678
Quintiles Transnational Corp. 4.875% 20236	2,475	2,586
Roche Holdings, Inc. 2.875% 20216	8,625	8,839
Roche Holdings, Inc. 1.75% 20226	2,340	2,292
Roche Holdings, Inc. 3.35% 20246	1,200	1,245
Roche Holdings, Inc. 3.00% 20256	6,000	6,054
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)1,3,10,11,12,13	6,916	6,508
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.583% 20181,3,10,11,12	2,976	2,961
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.083% 20191,3,10,11,12	2,400	2,388
Shire PLC 1.90% 2019	2,130	2,127
Shire PLC 2.40% 2021	6,465	6,447
Shire PLC 2.875% 2023	1,635	1,629
Tenet Healthcare Corp. 4.375% 2021	2,800	2,853
Tenet Healthcare Corp. 4.625% 20246	3,153	3,125
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,405
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,955	8,498
Tenet Healthcare Corp., First Lien, 4.50% 2021	2,525	2,587
Teva Pharmaceutical Finance Company BV 1.40% 2018	735	732
Teva Pharmaceutical Finance Company BV 1.70% 2019	725	715
Teva Pharmaceutical Finance Company BV 2.20% 2021	530	510
Teva Pharmaceutical Finance Company BV 2.80% 2023	2,530	2,422
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,595	8,859
Teva Pharmaceutical Finance Company BV 4.10% 2046	8,310	7,024
Thermo Fisher Scientific Inc. 2.40% 2019	4,025	4,054
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,137
Valeant Pharmaceuticals International, Inc. 6.375% 20206	13,415	13,461
Valeant Pharmaceuticals International, Inc. 6.125% 20256	13,500	11,897
Zimmer Holdings, Inc. 3.15% 2022	6,070	6,176
		299,723

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.93%	Principal?amount (000)	Value (000)
Amazon.com, Inc. 2.40% 20236	$3,000	$2,995
Amazon.com, Inc. 2.80% 20246	5,875	5,893
Amazon.com, Inc. 3.15% 20276	2,250	2,263
Amazon.com, Inc. 4.80% 2034	1,000	1,136
American Axle & Manufacturing Holdings, Inc. 6.50% 20276	3,275	3,312
Bayerische Motoren Werke AG 2.25% 20236	600	586
Cablevision Systems Corp. 6.75% 2021	5,975	6,617
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	6,000	6,343
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,070
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20266	5,850	6,157
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20286	1,920	1,946
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	585	690
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20476	2,615	2,716
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	15,760	15,622
Comcast Corp. 5.875% 2018	100	102
Comcast Corp. 1.625% 2022	2,000	1,950
Comcast Corp. 2.35% 2027	5,435	5,077
Comcast Corp. 3.30% 2027	1,000	1,015
Comcast Corp. 3.20% 2036	750	705
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 202010,11,12	3,891	3,220
DaimlerChrysler North America Holding Corp. 2.25% 20196	6,000	6,026
DaimlerChrysler North America Holding Corp. 2.25% 20206	2,765	2,772
DaimlerChrysler North America Holding Corp. 2.00% 20216	200	197
DaimlerChrysler North America Holding Corp. 3.45% 20276	2,505	2,554
Ford Motor Credit Co. 1.897% 2019	2,500	2,489
Ford Motor Credit Co. 2.597% 2019	3,000	3,027
Ford Motor Credit Co. 2.943% 2019	5,000	5,057
Ford Motor Credit Co. 3.157% 2020	1,000	1,021
Ford Motor Credit Co. 3.20% 2021	2,250	2,297
Ford Motor Credit Co. 3.219% 2022	6,000	6,083
Ford Motor Credit Co. 4.134% 2025	5,000	5,143
Ford Motor Credit Co. 5.291% 2046	7,750	8,112
General Motors Co. 5.20% 2045	3,000	3,044
General Motors Co. 6.75% 2046	250	302
General Motors Financial Co. 2.35% 2019	3,500	3,513
General Motors Financial Co. 3.70% 2020	6,355	6,583
General Motors Financial Co. 3.20% 2021	2,500	2,546
General Motors Financial Co. 3.45% 2022	5,875	5,976
General Motors Financial Co. 3.45% 2022	2,000	2,043
General Motors Financial Co. 4.30% 2025	1,250	1,292
General Motors Financial Co. 4.35% 2027	1,000	1,029
Hanesbrands Inc. 4.625% 20246	235	246
Hanesbrands Inc. 4.875% 20266	725	757
Home Depot, Inc. 1.80% 2020	3,415	3,418
Home Depot, Inc. 4.25% 2046	4,000	4,323
Home Depot, Inc. 3.90% 2047	2,250	2,297
Hyundai Capital America 3.25% 20226	3,244	3,241
iHeartCommunications, Inc. 9.00% 2019	8,920	6,846
Limited Brands, Inc. 6.875% 2035	2,110	2,068
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,615
Lowe’s Companies, Inc. 3.10% 2027	9,000	8,956
McDonald’s Corp. 2.75% 2020	1,750	1,784
McDonald’s Corp. 2.625% 2022	1,105	1,114
McDonald’s Corp. 3.50% 2027	2,000	2,059

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Meritage Homes Corp. 5.125% 2027	$2,675	$2,688
NBC Universal Enterprise, Inc. 1.974% 20196	100	100
Newell Rubbermaid Inc. 2.60% 2019	188	190
Newell Rubbermaid Inc. 3.15% 2021	2,050	2,098
Newell Rubbermaid Inc. 3.85% 2023	3,135	3,299
Newell Rubbermaid Inc. 4.20% 2026	3,085	3,251
NIKE, Inc. 2.375% 2026	4,000	3,798
NIKE, Inc. 3.375% 2046	750	699
Petsmart, Inc. 5.875% 20256	5,075	4,453
Petsmart, Inc. 8.875% 20256	5,625	4,479
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,850	1,905
Scientific Games Corp. 7.00% 20226	1,975	2,101
Sirius XM Radio Inc 3.875% 20226	2,175	2,235
Sotheby’s Holdings, Inc. 5.25% 20226	2,435	2,508
Starbucks Corp. 2.70% 2022	1,500	1,527
TI Automotive Ltd. 8.75% 20236	2,370	2,524
Time Warner Inc. 3.80% 2027	605	606
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20236	4,018	4,154
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20256	4,425	4,619
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20276	1,025	1,045
		228,524
Utilities 0.79%
AEP Transmission Company LLC 3.75% 20476	2,390	2,387
AES Corp. 5.50% 2025	5,525	5,836
AES Corp. 6.00% 2026	2,990	3,229
American Electric Power Co., Inc. 2.95% 2022	4,020	4,103
American Electric Power Co., Inc. 2.75% 2026	670	649
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,257
Calpine Corp. 5.375% 2023	4,210	4,116
Calpine Corp. 5.25% 20266	4,970	4,970
Centerpoint Energy, Inc., 2.50% 2022	900	900
CMS Energy Corp. 8.75% 2019	2,000	2,220
Comision Federal de Electricidad 4.75% 20276	1,270	1,340
Commonwealth Edison Company 2.55% 2026	750	728
Commonwealth Edison Company 4.35% 2045	2,085	2,256
Commonwealth Edison Company 3.65% 2046	2,000	1,972
Consumers Energy Co. 3.375% 2023	475	496
Consumers Energy Co. 3.125% 2024	3,785	3,837
Consumers Energy Co. 3.25% 2046	940	866
Dominion Resources, Inc. 1.875% 20186	2,500	2,499
Dominion Resources, Inc. 1.60% 2019	890	885
Dominion Resources, Inc. 2.962% 2019	300	304
Dominion Resources, Inc. 2.579% 2020	950	957
Dominion Resources, Inc. 2.00% 2021	790	777
Dominion Resources, Inc. 2.75% 2022	800	808
Dominion Resources, Inc. 2.85% 2026	1,500	1,446
Duke Energy Corp. 1.80% 2021	275	270
Duke Energy Corp. 3.75% 2024	150	157
Duke Energy Corp. 2.65% 2026	2,325	2,227
Duke Energy Corp. 3.15% 2027	1,855	1,842
Duke Energy Florida, LLC 3.20% 2027	2,420	2,449
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,931
Duke Energy Progress Inc. 4.15% 2044	3,020	3,227

American Funds Insurance Series — Asset Allocation Fund — Page 71 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Duke Energy Progress Inc. 3.70% 2046	$4,350	$4,315
EDP Finance BV 4.125% 20206	6,000	6,240
EDP Finance BV 3.625% 20246	12,250	12,388
Electricité de France SA 2.35% 20206	650	654
Electricité de France SA 6.95% 20396	4,000	5,379
Emera US Finance LP 2.15% 2019	300	300
Emera US Finance LP 2.70% 2021	770	775
Emera US Finance LP 3.55% 2026	645	650
Enersis Américas SA 4.00% 2026	495	506
Entergy Corp. 2.95% 2026	1,160	1,124
Exelon Corp. 3.497% 2022	5,250	5,412
Exelon Corp. 3.40% 2026	200	201
FirstEnergy Corp. 3.90% 2027	3,660	3,732
FirstEnergy Corp. 7.375% 2031	2,250	2,999
FirstEnergy Corp. 4.85% 2047	6,395	6,734
FirstEnergy Corp., Series B, 4.25% 2023	1,540	1,631
Great Plains Energy Inc. 4.20% 2047	2,100	2,190
MidAmerican Energy Co. 2.40% 2019	1,500	1,515
MidAmerican Energy Co. 3.10% 2027	2,000	2,008
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,336
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	6,000	6,006
Northern States Power Co. 4.125% 2044	6,000	6,367
NRG Energy, Inc. 6.25% 2022	4,790	5,053
NRG Energy, Inc. 6.625% 2027	1,275	1,342
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,263
Pacific Gas and Electric Co. 3.85% 2023	6,929	7,354
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,357
Pacific Gas and Electric Co. 3.30% 2027	1,545	1,573
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,387
Pacific Gas and Electric Co. 4.25% 2046	120	129
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,291
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,012
Public Service Co. of Colorado 2.25% 2022	2,000	1,990
Public Service Enterprise Group Inc. 2.00% 2021	2,130	2,087
Public Service Enterprise Group Inc. 2.25% 2026	385	364
Puget Energy, Inc. 6.50% 2020	1,245	1,392
Puget Energy, Inc. 6.00% 2021	1,823	2,043
Puget Energy, Inc. 5.625% 2022	1,965	2,194
Puget Energy, Inc. 3.65% 2025	3,135	3,194
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,638
South Carolina Electric & Gas Co. 4.10% 2046	700	707
Talen Energy Corp. 4.625% 20196	2,532	2,507
Tampa Electric Co. 4.35% 2044	3,805	3,986
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20186,11	58	58
Virginia Electric and Power Co. 3.50% 2027	6,000	6,232
		195,556
Telecommunication services 0.72%
AT&T Inc. 2.80% 2021	3,150	3,189
AT&T Inc. 2.85% 2023	5,205	5,186
AT&T Inc. 3.40% 2024	4,560	4,572
AT&T Inc. 3.90% 2027	1,500	1,505
AT&T Inc. 4.25% 2027	1,250	1,287
AT&T Inc. 4.90% 2037	8,000	8,120

American Funds Insurance Series — Asset Allocation Fund — Page 72 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
AT&T Inc. 5.15% 2050	$2,160	$2,185
British Telecommunications PLC 9.125% 2030	4,225	6,405
CenturyLink, Inc. 6.75% 2023	3,250	3,300
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20206	3,843	3,934
Deutsche Telekom International Finance BV 1.95% 20216	1,000	980
Deutsche Telekom International Finance BV 2.82% 20226	2,535	2,551
Deutsche Telekom International Finance BV 3.60% 20276	4,750	4,813
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,602
France Télécom 4.125% 2021	5,000	5,341
France Télécom 9.00% 2031	33	50
Frontier Communications Corp. 11.00% 2025	12,300	10,517
Inmarsat PLC 4.875% 20226	6,725	6,893
Inmarsat PLC 6.50% 20246	4,400	4,752
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.97% 2020 (100% PIK)10,11,12,13	19,653	18,490
MetroPCS Wireless, Inc. 6.625% 2023	3,850	4,062
Orange SA 1.625% 2019	2,250	2,236
Orange SA 5.50% 2044	3,000	3,620
SoftBank Group Corp. 4.50% 20206	11,040	11,417
T-Mobile US, Inc. 6.50% 2026	275	304
Trilogy International Partners, LLC 8.875% 20226	7,250	7,576
Verizon Communications Inc. 2.946% 2022	2,940	2,992
Verizon Communications Inc. 4.50% 2033	9,000	9,254
Verizon Communications Inc. 4.125% 2046	4,228	3,857
Wind Acquisition SA 4.75% 20206	3,450	3,496
Wind Acquisition SA 7.375% 20216	12,300	12,800
Windstream Holdings, Inc. 7.75% 2021	10,225	7,669
Windstream Holdings, Inc. 7.50% 2022	500	376
Ziggo Bond Finance BV 5.50% 20276	9,150	9,399
		178,730
Materials 0.59%
Aleris International, Inc. 7.875% 2020	1,625	1,633
Anglo American Capital PLC 3.625% 20246	2,035	2,032
Anglo American Capital PLC 4.00% 20276	2,365	2,340
ArcelorMittal 7.25% 2041	5,615	6,675
Ball Corp. 4.375% 2020	2,450	2,582
CF Industries, Inc. 4.50% 20266	1,965	2,059
CF Industries, Inc. 4.95% 2043	5,855	5,445
Chemours Co. 6.625% 2023	4,990	5,333
Chemours Co. 7.00% 2025	2,400	2,670
Cliffs Natural Resources Inc. 5.75% 20256	15,970	15,391
Eastman Chemical Co. 2.70% 2020	7,000	7,087
First Quantum Minerals Ltd. 7.00% 20216	5,127	5,300
First Quantum Minerals Ltd. 7.25% 20226	7,925	8,193
First Quantum Minerals Ltd. 7.50% 20256	9,100	9,339
FMG Resources 9.75% 20226	7,595	8,560
Freeport-McMoRan Inc. 3.55% 2022	8,710	8,598
Georgia Gulf Corp. 4.625% 2021	3,550	3,674
Georgia-Pacific Corp. 2.539% 20196	7,000	7,058
H.I.G. Capital, L.L.C. 6.75% 20246	716	715
Holcim Ltd. 5.15% 20236	7,395	8,209
Huntsman Corp. 5.75% 20256	1,060	1,105
Huntsman International LLC 4.875% 2020	4,935	5,250
International Paper Co. 7.30% 2039	2,005	2,774

American Funds Insurance Series — Asset Allocation Fund — Page 73 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Novelis Corp. 5.875% 20266	$2,600	$2,646
Rayonier Advanced Materials Inc. 5.50% 20246	3,304	3,217
Reynolds Group Inc. 5.75% 2020	3,745	3,815
Ryerson Inc. 11.00% 20226	6,190	6,948
Sherwin-Williams Co. 2.25% 2020	4,750	4,771
Sherwin-Williams Co. 2.75% 2022	1,185	1,194
Sherwin-Williams Co. 3.125% 2024	550	553
Sherwin-Williams Co. 3.45% 2027	1,395	1,404
		146,570
Consumer staples 0.46%
Altria Group, Inc. 2.625% 2020	2,350	2,387
Altria Group, Inc. 4.00% 2024	1,250	1,328
Altria Group, Inc. 2.625% 2026	1,275	1,228
Altria Group, Inc. 4.50% 2043	3,000	3,219
Altria Group, Inc. 5.375% 2044	750	902
Altria Group, Inc. 3.875% 2046	975	955
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,017
Anheuser-Busch InBev NV 3.30% 2023	5,940	6,164
Anheuser-Busch InBev NV 3.65% 2026	4,985	5,164
Anheuser-Busch InBev NV 4.90% 2046	550	629
British American Tobacco International Finance PLC 3.95% 20256	5,500	5,738
British American Tobacco PLC 3.222% 20246	5,000	5,018
British American Tobacco PLC 4.39% 20376	5,500	5,621
British American Tobacco PLC 4.54% 20476	1,000	1,033
Constellation Brands, Inc. 2.70% 2022	395	397
Constellation Brands, Inc. 3.50% 2027	1,030	1,048
Constellation Brands, Inc. 4.50% 2047	445	469
Costco Wholesale Corp. 2.15% 2021	2,250	2,257
Costco Wholesale Corp. 2.30% 2022	2,250	2,253
Costco Wholesale Corp. 2.75% 2024	12,250	12,284
Costco Wholesale Corp. 3.00% 2027	2,250	2,256
Imperial Tobacco Finance PLC 3.50% 20236	4,000	4,108
Molson Coors Brewing Co. 1.45% 2019	425	421
Molson Coors Brewing Co. 1.90% 20196	2,015	2,013
Molson Coors Brewing Co. 2.25% 20206	1,725	1,725
Molson Coors Brewing Co. 2.10% 2021	165	163
Molson Coors Brewing Co. 3.00% 2026	460	448
Molson Coors Brewing Co. 4.20% 2046	2,250	2,249
PepsiCo, Inc. 1.35% 2019	1,290	1,286
Philip Morris International Inc. 2.00% 2020	2,000	2,003
Philip Morris International Inc. 1.875% 2021	2,000	1,979
Philip Morris International Inc. 2.375% 2022	1,960	1,952
Philip Morris International Inc. 2.625% 2022	2,395	2,416
Philip Morris International Inc. 3.25% 2024	5,000	5,100
Philip Morris International Inc. 4.25% 2044	2,050	2,143
Procter & Gamble Co. 1.70% 2021	825	816
Reckitt Benckiser Group PLC 2.375% 20226	5,775	5,763
Reckitt Benckiser Group PLC 2.75% 20246	3,375	3,352
Reynolds American Inc. 3.25% 2020	1,035	1,064
Reynolds American Inc. 4.00% 2022	1,035	1,094
Reynolds American Inc. 4.45% 2025	2,455	2,638
Reynolds American Inc. 5.70% 2035	755	888

American Funds Insurance Series — Asset Allocation Fund — Page 74 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$2,030	$2,491
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,234
		114,713
Industrials 0.44%
3M Co. 2.25% 2026	1,000	948
Allison Transmission Holdings, Inc. 5.00% 20246	2,975	3,095
Associated Materials, LLC 9.00% 20246	9,220	10,038
Avis Budget Group, Inc. 5.50% 2023	2,525	2,591
Bohai Financial Investment Holding Co., Ltd. 5.50% 20246	2,250	2,368
Canadian National Railway Co. 3.20% 2046	2,635	2,414
Corporate Risk Holdings LLC 9.50% 20196	3,878	4,130
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,3,6,13	952	1,019
Euramax International, Inc. 12.00% 20206	4,525	4,944
General Electric Co. 2.70% 2022	6,535	6,661
General Electric Co. 4.125% 2042	2,500	2,642
Hardwoods Acquisition Inc 7.50% 20216	3,550	3,301
Hertz Global Holdings Inc. 7.625% 20226	5,650	5,841
Lockheed Martin Corp. 2.50% 2020	6,015	6,108
Lockheed Martin Corp. 3.10% 2023	545	562
Lockheed Martin Corp. 3.55% 2026	8,490	8,800
LSC Communications, Inc. 8.75% 20236	2,100	2,171
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20216	5,225	4,350
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,729
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,902
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,227
Rockwell Collins, Inc. 1.95% 2019	1,125	1,125
Rockwell Collins, Inc. 2.80% 2022	3,025	3,060
Rockwell Collins, Inc. 3.20% 2024	2,275	2,318
Roper Technologies, Inc. 2.80% 2021	2,065	2,084
Roper Technologies, Inc. 3.80% 2026	835	861
Siemens AG 2.70% 20226	3,360	3,405
Siemens AG 2.00% 20236	1,000	968
Siemens AG 4.40% 20456	1,000	1,090
United Technologies Corp. 3.125% 2027	7,000	6,978
Virgin Australia Holdings Ltd. 8.50% 20196	2,500	2,641
		108,371
Real estate 0.42%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,244
American Campus Communities, Inc. 3.35% 2020	1,765	1,808
American Campus Communities, Inc. 3.75% 2023	4,375	4,507
American Campus Communities, Inc. 4.125% 2024	6,225	6,527
American Tower Corp. 3.55% 2027	1,425	1,418
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,087
Communications Sales & Leasing, Inc. 6.00% 20236	4,625	4,440
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	3,463
Corporate Office Properties LP 3.60% 2023	765	769
Corporate Office Properties LP 5.25% 2024	3,595	3,896
Corporate Office Properties LP 5.00% 2025	2,770	2,978
DDR Corp. 3.625% 2025	3,635	3,538
DDR Corp. 4.70% 2027	6,395	6,598
EPR Properties 4.75% 2026	6,070	6,286
EPR Properties 4.50% 2027	4,365	4,426

American Funds Insurance Series — Asset Allocation Fund — Page 75 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
Essex Portfolio L.P. 3.875% 2024	$1,000	$1,041
Essex Portfolio L.P. 3.50% 2025	5,865	5,945
Hospitality Properties Trust 6.70% 2018	6,745	6,771
Hospitality Properties Trust 4.50% 2023	710	753
Hospitality Properties Trust 4.50% 2025	325	334
Hospitality Properties Trust 4.95% 2027	1,000	1,049
Host Hotels & Resorts LP 4.50% 2026	705	743
Kimco Realty Corp. 6.875% 2019	2,375	2,588
Kimco Realty Corp. 3.125% 2023	2,820	2,825
Kimco Realty Corp. 2.70% 2024	1,220	1,181
Kimco Realty Corp. 2.80% 2026	2,760	2,594
Kimco Realty Corp. 3.80% 2027	1,295	1,310
Public Storage 2.37% 2022	1,115	1,112
Public Storage 3.094% 2027	2,705	2,699
Scentre Group 3.25% 20256	2,000	1,979
Scentre Group 3.50% 20256	4,075	4,102
Scentre Group 3.75% 20276	2,930	2,974
UDR, Inc. 2.95% 2026	1,510	1,452
WEA Finance LLC 2.70% 20196	200	202
WEA Finance LLC 3.25% 20206	4,105	4,194
Westfield Corp. Ltd. 3.15% 20226	5,615	5,684
		104,517
Information technology 0.42%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.567% 202510,11,12	1,750	1,789
Alphabet Inc. 1.998% 2026	5,150	4,843
Apple Inc. 2.50% 2022	2,355	2,387
Apple Inc. 3.00% 2024	1,250	1,282
Apple Inc. 2.90% 2027	9,000	8,932
Apple Inc. 3.35% 2027	90	93
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 202510,11,12	600	617
BMC Software, Inc. 8.125% 20216	4,775	4,912
Broadcom Ltd. 2.375% 20206	1,500	1,509
Broadcom Ltd. 3.00% 20226	1,500	1,527
Broadcom Ltd. 3.625% 20246	1,500	1,543
Broadcom Ltd. 3.875% 20276	9,920	10,232
EchoStar Corp. 6.625% 2026	4,725	5,068
First Data Corp. 5.375% 20236	2,850	2,988
First Data Corp. 5.00% 20246	2,400	2,501
Gogo Inc. 12.50% 20226	13,825	15,795
Harris Corp. 3.832% 2025	1,000	1,038
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 202410,11,12	3,000	3,103
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 202410,11,12	1,850	1,861
Microsoft Corp. 4.20% 2035	6,000	6,677
Microsoft Corp. 4.10% 2037	1,000	1,094
Oracle Corp. 2.65% 2026	2,000	1,962
Qorvo, Inc. 7.00% 2025	2,775	3,177
Solera Holdings, Inc. 10.50% 20246	1,125	1,286
Unisys Corp. 10.75% 20226	3,125	3,477
Visa Inc. 2.80% 2022	2,000	2,048

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Visa Inc. 3.15% 2025	$10,000	$10,249
Visa Inc. 2.75% 2027	1,620	1,592
		103,582
Total corporate bonds & notes		2,358,598
Mortgage-backed obligations 5.57%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 205011,12	1,430	1,433
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204811	1,185	1,212
Commercial Mortgage Trust, Series 2015-CR-26, Class A4, 3.63% 204811	5,000	5,210
Commercial Mortgage Trust, Series 2015-CR-25, Class A4, 3.759% 204811	10,000	10,529
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205011	4,735	5,008
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.187% 202411,12	49	49
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.437% 202411,12	16	16
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.437% 202411,12	4	4
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.937% 202811,12	6	6
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203411	460	470
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204811	1,400	1,470
Fannie Mae 6.00% 202111	27	28
Fannie Mae 6.00% 202611	359	404
Fannie Mae 5.50% 203311	626	701
Fannie Mae 5.50% 203311	423	474
Fannie Mae 3.50% 203511	7,161	7,484
Fannie Mae 3.00% 203611	22,858	23,294
Fannie Mae 5.50% 203611	927	1,038
Fannie Mae 6.00% 203611	2,396	2,737
Fannie Mae 6.00% 203611	721	819
Fannie Mae 6.00% 203611	114	129
Fannie Mae 5.50% 203711	342	383
Fannie Mae 5.50% 203711	189	211
Fannie Mae 6.00% 203711	2,116	2,398
Fannie Mae 6.00% 203711	2,060	2,338
Fannie Mae 6.00% 203711	236	269
Fannie Mae 6.00% 203711	32	37
Fannie Mae 6.00% 203811	3,276	3,712
Fannie Mae 6.00% 203811	2,307	2,622
Fannie Mae 6.00% 203811	1,107	1,255
Fannie Mae 6.00% 203811	1,100	1,248
Fannie Mae 6.00% 203811	544	616
Fannie Mae 6.00% 203811	516	583
Fannie Mae 6.00% 203811	67	76
Fannie Mae 6.00% 203811	59	67
Fannie Mae 6.00% 203811	43	49
Fannie Mae 6.00% 203911	1	1
Fannie Mae 6.00% 204011	598	679
Fannie Mae 6.00% 204011	191	216
Fannie Mae 4.00% 204111	4,101	4,370
Fannie Mae 4.00% 204111	3,126	3,331
Fannie Mae 6.00% 204111	971	1,103
Fannie Mae 6.00% 204111	764	869

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 3.50% 204211	$10,895	$11,280
Fannie Mae 4.00% 204311	4,236	4,535
Fannie Mae 4.00% 204311	2,639	2,824
Fannie Mae 4.00% 204311	2,216	2,361
Fannie Mae 3.50% 204511	18,075	18,709
Fannie Mae 3.50% 204511	4,764	4,934
Fannie Mae 3.50% 204511	4,530	4,698
Fannie Mae 3.00% 204611	38,181	38,324
Fannie Mae 3.50% 204611	8,142	8,443
Fannie Mae 3.50% 204611	4,667	4,829
Fannie Mae 3.50% 204611	3,154	3,264
Fannie Mae 4.00% 204611	4,674	4,923
Fannie Mae 4.00% 204611	3,700	3,918
Fannie Mae 4.00% 204611	1,114	1,183
Fannie Mae 4.50% 204611	3,591	3,856
Fannie Mae 4.50% 204611	1,817	1,951
Fannie Mae 3.50% 204711,14	85,300	87,751
Fannie Mae 3.50% 204711,14	64,000	65,958
Fannie Mae 3.50% 204711	39,854	41,112
Fannie Mae 3.50% 204711	6,140	6,354
Fannie Mae 3.50% 204711	1,435	1,486
Fannie Mae 4.00% 204711,14	123,000	129,467
Fannie Mae 4.00% 204711,14	71,000	74,622
Fannie Mae 4.00% 204711	26,014	27,624
Fannie Mae 4.50% 204711,14	35,540	38,140
Fannie Mae 4.50% 204711,14	26,250	28,140
Fannie Mae 7.00% 204711	66	75
Fannie Mae 7.00% 204711	4	4
Fannie Mae 4.00% 205611	13,128	13,926
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 202211,12	2,145	2,148
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 202211	4,823	4,872
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 202211	4,000	4,079
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 202311,12	7,530	7,876
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.341% 202311,12	9,125	9,478
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 202311,12	6,450	6,818
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 202411,12	6,215	6,403
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 202411,12	7,000	7,391
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 202611,12	9,665	9,426
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 202711,12	2,891	2,921
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203611	125	111
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204111	209	245
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204111	51	60
Freddie Mac 5.00% 202311	190	201
Freddie Mac 3.50% 203411	10,909	11,411
Freddie Mac 3.50% 203511	8,711	9,090
Freddie Mac 3.00% 203711	34,497	35,146
Freddie Mac 3.50% 203711	26,927	28,051
Freddie Mac 5.00% 203811	1,380	1,514
Freddie Mac 6.50% 203811	165	183
Freddie Mac 4.50% 203911	249	268
Freddie Mac 5.00% 204011	2,430	2,656
Freddie Mac 4.00% 204211	5,357	5,691
Freddie Mac 4.00% 204311	6,681	7,115
Freddie Mac 4.00% 204311	2,703	2,885
Freddie Mac 4.00% 204311	2,684	2,882

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 3.50% 204511	$5,369	$5,566
Freddie Mac 4.00% 204511	16,690	17,778
Freddie Mac 4.00% 204511	16,641	17,726
Freddie Mac 3.50% 204611	6,444	6,678
Freddie Mac 3.50% 204611	5,400	5,587
Freddie Mac 4.50% 204611	2,595	2,783
Freddie Mac 4.50% 204611	1,734	1,859
Freddie Mac 3.50% 204711	5,147	5,325
Freddie Mac 4.00% 204711,14	50,000	52,633
Freddie Mac 4.00% 204711	24,426	25,730
Freddie Mac 4.00% 204711	22,716	24,136
Freddie Mac 4.00% 204711,14	18,000	18,918
Freddie Mac 4.00% 204711	6,981	7,357
Freddie Mac 4.50% 204711,14	3,000	3,216
Freddie Mac 4.50% 204711	2,910	3,121
Freddie Mac 4.50% 204711	2,000	2,145
Freddie Mac Pool #760014 2.974% 204511,12	1,668	1,722
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 202211	1,564	1,554
Freddie Mac, Series K019, Class A2, multifamily 2.272% 202211	4,000	4,009
Freddie Mac, Series K021, Class A2, multifamily 2.396% 202211	3,680	3,703
Freddie Mac, Series K025, Class A2, multifamily 2.682% 202211	4,000	4,071
Freddie Mac, Series K030, Class A1, multifamily 2.779% 202211	4,754	4,842
Freddie Mac, Series K722, Class A2, multifamily 2.406% 202311	2,500	2,514
Freddie Mac, Series K723, Class A2, multifamily 2.454% 202311	4,285	4,300
Freddie Mac, Series K034, Class A1, multifamily 2.669% 202311	1,902	1,936
Freddie Mac, Series K028, Class A2, multifamily 3.111% 202311	5,900	6,126
Freddie Mac, Series K034, Class A2, multifamily 3.531% 202311,12	10,000	10,600
Freddie Mac, Series K725, Class A2, multifamily 3.002% 202411	5,555	5,725
Freddie Mac, Series K044, Class A2, multifamily 2.811% 202511	4,265	4,328
Freddie Mac, Series K047, Class A2, multifamily 3.329% 202511	4,000	4,192
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.637% 202511,12	227	228
Freddie Mac, Series K057, Class A2, multifamily 2.57% 202611	9,510	9,386
Freddie Mac, Series K055, Class A2, multifamily 2.673% 202611	10,050	10,014
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 202611	7,175	7,521
Freddie Mac, Series K066, Class A2, multifamily 3.117% 202711	4,755	4,866
Freddie Mac, Series K067, Class A2, multifamily 3.194% 202711	17,070	17,561
Freddie Mac, Series K064, Class A2, multifamily 3.224% 202711	5,265	5,439
Freddie Mac, Series T-041, Class 3A, 5.686% 203211,12	316	343
Freddie Mac, Series K063, Class A2, multifamily 3.43% 205011	4,375	4,592
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 205611	12,582	12,617
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 205611	6,573	6,632
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205611	11,482	11,656
Government National Mortgage Assn. 4.50% 204511	7,449	7,955
Government National Mortgage Assn. 4.00% 204711,14	32,081	33,782
Government National Mortgage Assn. 4.00% 204711	22,419	23,689
Government National Mortgage Assn. 4.00% 204711	7,908	8,360
Government National Mortgage Assn. 4.00% 204711,14	7,169	7,543
Government National Mortgage Assn. 4.00% 204711	4,891	5,159
Government National Mortgage Assn. 4.50% 204711	9,783	10,449
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 205111	212	212
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 204011,12	1,689	1,689
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.303% 204511,12	2,020	2,023
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203411	1,026	1,095
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 204711	1,000	1,045
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 204811	1,180	1,206

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20296,11	$2,650	$2,738
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.085% 20196,11,12	2,070	2,071
National Australia Bank 1.25% 20186,11	3,000	2,994
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,6,11,12	309	312
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,6,11	431	431
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20271,6,11	420	421
Royal Bank of Canada 1.875% 202011	7,000	6,986
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.137% 20496,11,12	648	648
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20566,11,12	1,342	1,337
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20566,11,12	5,658	5,701
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20576,11,12	3,376	3,400
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.221% 205111,12	1,842	1,840
		1,376,681
Asset-backed obligations 0.57%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 201911	76	76
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 202011	301	301
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 202111	1,500	1,496
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 202111	500	497
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 202111	3,455	3,490
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.317% 20256,11,12	3,665	3,665
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.314% 20256,11,12	2,945	2,947
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.237% 20266,11,12	4,515	4,534
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20196,11	263	263
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20206,11	293	293
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20216,11	500	502
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.263% 20266,11,12	6,000	6,009
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.387% 202011,12	2,000	2,007
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 202111	275	277
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20296,11	741	740
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20296,11	1,500	1,500
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20206,11	1,910	1,909
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.584% 202011,12	200	200
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 20196,11	277	277
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20226,11	850	859
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 20196,11	238	238
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20226,11	2,395	2,407
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 20206,11	79	79
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20206,11	885	885
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20226,11	644	643
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20226,11	635	637
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20226,11	655	662
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20276,11	2,900	2,879
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20286,11	3,330	3,366
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20296,11	6,590	6,587
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 202011	5,740	5,739
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 202111	3,500	3,483
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20286,11	140	138
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20296,11	304	302
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20376,11	1,928	1,956

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.416% 20256,11,12	$6,800	$6,836
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 203311	63	64
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 202011	486	486
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62% 202011	506	506
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 202011	1,255	1,255
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 202011	804	804
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 202011	100	100
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 202111	740	740
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 202111	5,000	5,037
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 202111	300	303
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 202211	740	742
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.294% 20256,11,12	3,456	3,456
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.334% 20256,11,12	8,775	8,780
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20386,11	1,616	1,615
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20396,11	1,476	1,477
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20426,11	2,383	2,376
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20426,11	2,029	2,030
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20216,11	5,925	5,908
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20216,11	7,900	7,897
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20216,11	8,215	8,240
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 201911	940	940
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20206,11	1,010	1,011
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20256,11	729	727
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 202211	4,000	3,993
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 202311	14,170	14,433
		141,599
Bonds & notes of governments & government agencies outside the U.S. 0.29%
CPPIB Capital Inc. 1.25% 20196	3,900	3,860
CPPIB Capital Inc. 2.25% 20226	4,286	4,295
European Investment Bank 2.25% 2022	4,470	4,504
KfW 2.125% 2022	375	376
Landwirtschaftliche Rentenbank 1.75% 2019	130	130
Manitoba (Province of) 3.05% 2024	2,600	2,678
Quebec (Province of) 2.375% 2022	6,232	6,270
Quebec (Province of) 2.75% 2027	9,000	8,946
Saudi Arabia (Kingdom of) 2.875% 20236	1,320	1,313
Saudi Arabia (Kingdom of) 3.625% 20286	2,060	2,039
Saudi Arabia (Kingdom of) 4.625% 20476	1,330	1,343
Spain (Kingdom of) 4.00% 20186	15,000	15,128
United Mexican States 4.125% 2026	7,800	8,227
United Mexican States 4.15% 2027	5,662	5,958
United Mexican States 5.55% 2045	5,500	6,343
		71,410
Federal agency bonds & notes 0.21%
Fannie Mae 2.00% 2022	3,000	3,011
Fannie Mae 1.875% 2026	13,000	12,378
Federal Home Loan Bank 0.875% 2018	17,140	17,081
Freddie Mac 0.75% 2018	11,880	11,850
Freddie Mac 0.75% 2018	6,888	6,880
Private Export Funding Corp. 3.55% 2024	195	210
		51,410

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Bonds, notes & other debt instruments Municipals 0.07% Illinois 0.06%	Principal?amount (000)	Value (000)
G.O. Bonds, Pension Funding Series 2003, 5.10% 203311	$12,875	$13,033
California 0.01%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	2,500	2,510
Minnesota 0.00%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 204311	32	31
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	15	15
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	250	267
		313
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	65	69
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	100	107
		176
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	85	85
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	60	64
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	16
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	10	10
		26
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	20	20
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	10	11
		16,259
Total bonds, notes & other debt instruments (cost: $6,828,750,000)		6,910,088
Short-term securities 10.28%
Apple Inc. 1.20%–1.21% due 11/13/2017–12/11/20176	121,700	121,486
Army and Air Force Exchange Service 1.12% due 10/12/20176	32,000	31,987
Bank of New York Mellon Corp. 1.18% due 11/20/2017	50,000	49,913
CAFCO, LLC 1.25% due 11/21/20176	30,000	29,946
Ciesco LLC 1.23%–1.30% due 11/29/2017–12/21/20176	79,400	79,201

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Short-term securities	Principal?amount (000)	Value (000)
Cisco Systems, Inc. 1.20% due 12/20/20176	$9,700	$9,674
Coca-Cola Co. 1.18%–1.25% due 10/24/2017–1/25/20186	70,000	69,879
Eli Lilly and Co. 1.11% due 10/17/20176	25,000	24,986
Estée Lauder Companies Inc. 1.16% due 11/6/20176	25,000	24,968
ExxonMobil Corp. 1.10% due 10/5/2017–11/21/2017	79,600	79,543
Fannie Mae 1.05% due 10/18/2017	50,000	49,978
Federal Home Loan Bank 1.01%–1.10% due 10/2/2017–12/29/2017	1,016,200	1,015,388
Freddie Mac 1.06%–1.16% due 2/23/2018–4/3/2018	175,000	174,069
General Electric Co. 1.08% due 10/2/2017	12,300	12,299
John Deere Capital Corp. 1.16% due 10/11/20176	7,800	7,797
Johnson & Johnson 1.11% due 10/11/20176	85,000	84,969
Merck & Co. Inc. 1.10% due 10/30/20176	25,000	24,976
Pfizer Inc. 1.18% due 11/16/2017–12/18/20176	100,000	99,797
Procter & Gamble Co. 1.11%–1.13% due 10/16/2017–11/2/20176	85,000	84,929
Qualcomm Inc. 1.19% due 12/6/20176	50,000	49,887
U.S. Treasury Bills 1.03%–1.11% due 10/19/2017–2/8/2018	160,500	160,124
USAA Capital Corp. 1.10% due 10/5/2017	23,147	23,143
Wal-Mart Stores, Inc. 1.10% due 10/3/2017–10/16/20176	143,800	143,771
Walt Disney Co. 1.24% due 11/17/20176	88,800	88,661
Total short-term securities (cost: $2,541,387,000)		2,541,371
Total investment securities 101.87% (cost: $20,214,215,000)		25,189,488
Other assets less liabilities (1.87)%		(462,317)
Net assets 100.00%		$24,727,171

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 9/30/201716 (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	84	December 2017	$8,400	$10,526	$(93)
30 Year Ultra U.S. Treasury Bond Futures	Short	300	December 2017	(30,000)	(49,537)	901
5 Year U.S. Treasury Note Futures	Long	1,010	January 2018	101,000	118,675	(803)
2 Year U.S. Treasury Note Futures	Short	203	January 2018	(40,600)	(43,788)	116
						$121

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
3-month USD-LIBOR	1.501%	6/8/2019	$100,000	$317	$—	$317
1.336%	U.S. EFFR	6/8/2019	100,000	(246)	—	(246)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(253)	—	(253)

American Funds Insurance Series — Asset Allocation Fund — Page 83 of 191

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Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
3-month USD-LIBOR	3.402%	6/23/2044	$18,000	$(3,193)	$—	$(3,193)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,382)	—	(2,382)
					$—	$(5,757)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 9/30/2017 (000)
Common stocks 0.98%
Energy 0.98%
Weatherford International PLC1	42,200,000	10,400,000	—	52,600,000	$—	$(14,021)	$—	$240,908
Bonds, notes & other debt instruments 0.08%
Energy 0.08%
Weatherford International PLC 6.75% 2040	$6,525,000	$1,300,000	—	$7,825,000	—	483	401	6,906
Weatherford International PLC 6.50% 2036	$2,525,000	$5,070,000	—	$7,595,000	—	(138)	306	6,551
Weatherford International PLC 8.25% 2023	$5,750,000	—	$250,000	$5,500,000	3	58	360	5,679
Weatherford International PLC 4.50% 2022	$4,595,000	—	$3,225,000	$1,370,000	512	(207)	106	1,281
Total bonds, notes & other debt instruments								20,417
Total 1.06%					$515	$(13,825)	$1,173	$261,325

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $834,628,000, which represented 3.38% of the net assets of the fund. This amount includes $790,790,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,786,796,000, which represented 7.23% of the net assets of the fund.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,195,000, which represented .03% of the net assets of the fund.
8	Index-linked bond whose principal amount moves with a government price index.
9	Scheduled interest and/or principal payment was not received.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $54,980,000, which represented .22% of the net assets of the fund.
11	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
12	Coupon rate may change periodically.
13	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
14	Purchased on a TBA basis.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

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Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$21,325	$21,645.09%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	5,700	5,600.02
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	5/2/2013	6,354	4,293.02
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	3/10/2010-1/23/2012	8,675	2,999.01
CEVA Group PLC	5/2/2013	11,716	3,071.01
Corporate Risk Holdings I, Inc.	8/31/2015-4/21/2017	1,888	2,953.01
Corporate Risk Holdings Corp.	8/31/2015-4/21/2017	—	—	.00
Rotech Healthcare Inc.	9/26/2013	6,949	368.00
Total private placement securities		$ 62,607	$ 40,929.16%

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
EFFR = Federal Funds Effective Rate
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Asset Allocation Fund — Page 85 of 191

Global Balanced Fund

Investment portfolio

September 30, 2017

unaudited

Common stocks 61.58% Information technology 12.47%	Shares	Value (000)
Nintendo Co., Ltd.1	19,800	$7,339
ASML Holding NV1	35,000	5,971
Microsoft Corp.	72,100	5,371
Taiwan Semiconductor Manufacturing Co., Ltd.1	664,000	4,775
Keyence Corp.1	4,400	2,346
Alphabet Inc., Class C2	2,155	2,067
Symantec Corp.	62,565	2,053
Amphenol Corp., Class A	24,000	2,031
Broadcom Ltd.	7,850	1,904
Samsung Electronics Co., Ltd.1	830	1,866
Western Digital Corp.	18,000	1,555
Visa Inc., Class A	14,600	1,536
Apple Inc.	8,800	1,356
		40,170
Industrials 7.92%
Boeing Co.	17,500	4,449
Flughafen Zürich AG1	12,235	2,769
ASSA ABLOY AB, Class B1	118,000	2,700
Harmonic Drive Systems Inc.1	50,300	2,600
BAE Systems PLC1	303,000	2,564
AB Volvo, Class B1	102,000	1,966
Edenred SA1	65,000	1,769
Caterpillar Inc.	12,000	1,497
Cummins Inc.	8,600	1,445
MTU Aero Engines AG1	9,000	1,435
General Electric Co.	57,000	1,378
International Consolidated Airlines Group, SA (CDI)1	120,000	955
		25,527
Financials 7.22%
JPMorgan Chase & Co.	42,700	4,078
HSBC Holdings PLC (GBP denominated)1	308,486	3,045
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,843
Wells Fargo & Co.	40,200	2,217
HDFC Bank Ltd. (ADR)	21,605	2,082
AIA Group Ltd.1	250,000	1,854
Sberbank of Russia PJSC (ADR)1	123,000	1,754
Bank Central Asia Tbk PT1	1,080,000	1,628
BNP Paribas SA1	18,200	1,469
BlackRock, Inc.	3,000	1,341
Goldman Sachs Group, Inc.	4,000	949
		23,260

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Common stocks Consumer staples 7.09%	Shares	Value (000)
British American Tobacco PLC1	104,700	$6,546
British American Tobacco PLC (ADR)	22,146	1,383
Philip Morris International Inc.	36,700	4,074
Nestlé SA1	43,800	3,668
Altria Group, Inc.	35,800	2,270
Coca-Cola European Partners PLC	33,000	1,374
Coca-Cola Co.	29,000	1,305
Pernod Ricard SA1	8,800	1,217
Procter & Gamble Co.	11,000	1,001
		22,838
Health care 5.23%
Humana Inc.	20,830	5,075
Merck & Co., Inc.	56,120	3,593
Mettler-Toledo International Inc.2	3,500	2,192
Fisher & Paykel Healthcare Corp. Ltd.1	204,000	1,884
AstraZeneca PLC1	17,700	1,180
Medtronic PLC	15,000	1,166
Novartis AG1	11,800	1,013
Express Scripts Holding Co.2	12,000	760
		16,863
Materials 4.42%
DowDuPont Inc.	63,075	4,367
Linde AG, non-registered shares1	8,900	1,856
Croda International PLC1	31,900	1,621
WestRock Co.	24,570	1,394
LyondellBasell Industries NV	12,000	1,188
Koninklijke DSM NV1	14,000	1,147
Boral Ltd.1	185,000	987
Air Liquide SA, bonus shares1	6,250	833
Rio Tinto PLC1	15,000	698
The Chemours Co.	3,200	162
		14,253
Energy 4.24%
Royal Dutch Shell PLC, Class B1	100,000	3,075
Royal Dutch Shell PLC, Class A1	585	18
ConocoPhillips	49,506	2,478
Enbridge Inc. (CAD denominated)	50,594	2,113
LUKOIL Oil Co. PJSC (ADR)1	39,800	2,107
Schlumberger Ltd.	20,400	1,423
Reliance Industries Ltd.1	106,000	1,270
Chevron Corp.	10,000	1,175
		13,659
Consumer discretionary 3.75%
Amazon.com, Inc.2	3,500	3,365
Peugeot SA1	136,500	3,251
Nokian Renkaat Oyj1	50,634	2,253
Home Depot, Inc.	10,420	1,704
General Motors Co.	25,000	1,010
HUGO BOSS AG1	5,600	494
		12,077

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Common stocks Utilities 2.73%	Shares	Value (000)
Enel Américas SA (ADR)	197,000	$2,013
DONG Energy AS1	33,800	1,935
ENN Energy Holdings Ltd.1	232,000	1,687
Dominion Energy, Inc.	16,500	1,269
Power Assets Holdings Ltd.1	120,500	1,046
EDP - Energias de Portugal, SA1	221,000	832
		8,782
Real estate 1.74%
Daito Trust Construction Co., Ltd.1	11,000	2,004
Equinix, Inc. REIT	4,240	1,892
Link REIT1	211,697	1,718
		5,614
Telecommunication services 0.48%
Inmarsat PLC1	135,000	1,164
Telstra Corp. Ltd.1	136,500	375
		1,539
Miscellaneous 4.29%
Other common stocks in initial period of acquisition		13,814
Total common stocks (cost: $149,302,000)		198,396
Bonds, notes & other debt instruments 32.31% Bonds & notes of governments & government agencies outside the U.S. 14.28%	Principal?amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$1,425	1,255
Australia (Commonwealth of), Series 128, 5.75% 2022	1,120	1,013
Australia (Commonwealth of), Series 138, 3.25% 2029	200	162
Belgium (Kingdom of), Series 77, 1.00% 2026	€575	706
Canada 2.25% 2025	C$2,050	1,670
Chile (Republic of) 5.50% 2020	CLP50,000	83
Colombia (Republic of) 4.375% 2021	$200	214
Colombia (Republic of), Series B, 7.50% 2026	COP1,200,000	437
European Investment Bank 2.25% 2022	$225	227
French Republic O.A.T. 1.75% 2024	€350	457
French Republic O.A.T. 0.50% 2026	250	294
French Republic O.A.T. 3.25% 2045	100	158
Germany (Federal Republic of) 2.25% 2021	60	79
Germany (Federal Republic of) 0.10% 20233	52	67
Germany (Federal Republic of) 0.50% 2026	1,220	1,476
Germany (Federal Republic of) 2.50% 2046	670	1,032
India (Republic of) 7.80% 2021	INR39,200	624
India (Republic of) 7.68% 2023	36,900	591
India (Republic of) 8.83% 2023	10,400	175
India (Republic of) 6.97% 2026	54,000	838
Indonesia (Republic of) 3.75% 2022	$410	426
Indonesia (Republic of) 3.85% 20274	400	412
Ireland (Republic of) 3.90% 2023	€100	143
Ireland (Republic of) 3.40% 2024	325	462
Ireland (Republic of) 5.40% 2025	260	417
Ireland (Republic of) 1.00% 2026	500	604
Ireland (Republic of) 2.40% 2030	30	40
Ireland (Republic of) 2.00% 2045	125	152

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Israel (State of) 3.15% 2023	$400	$415
Israel (State of) 2.00% 2027	ILS1,000	289
Israel (State of) 5.50% 2042	1,000	412
Italy (Republic of) 1.45% 2022	€850	1,034
Italy (Republic of) 0.95% 2023	150	177
Italy (Republic of) 4.75% 2023	100	142
Italy (Republic of) 4.50% 2024	200	282
Japan, Series 362, 0.10% 2018	¥40,000	356
Japan, Series 115, 0.20% 2018	5,000	45
Japan, Series 315, 1.20% 2021	65,000	605
Japan, Series 326, 0.70% 2022	80,000	740
Japan, Series 17, 0.10% 20233	10,330	95
Japan, Series 19, 0.10% 20243	29,970	277
Japan, Series 18, 0.10% 20243	20,540	189
Japan, Series 337, 0.30% 2024	105,000	955
Japan, Series 340, 0.40% 2025	20,000	184
Japan, Series 344, 0.10% 2026	70,000	626
Japan, Series 21, 0.10% 20263	40,012	370
Japan, Series 116, 2.20% 2030	14,000	155
Japan, Series 145, 1.70% 2033	165,000	1,768
Japan, Series 21, 2.30% 2035	20,000	234
Japan, Series 36, 2.00% 2042	10,000	114
Japan, Series 42, 1.70% 2044	55,000	596
KfW 2.125% 2022	$250	251
Kuwait (State of) 2.75% 20224	200	203
Lithuania (Republic of) 7.375% 2020	100	112
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR261	62
Malaysia (Federation of), Series 0203, 4.24% 2018	32	8
Malaysia (Federation of), Series 0515, 3.759% 2019	550	131
Malaysia (Federation of), Series 0315, 3.659% 2020	58	14
Malaysia (Federation of), Series 0314, 4.048% 2021	350	84
Malaysia (Federation of), Series 0215, 3.795% 2022	400	95
Malaysia (Federation of), Series 0116, 3.80% 2023	1,750	415
Malaysia (Federation of), Series 0115, 3.955% 2025	2,000	473
Malaysia (Federation of), Series 0316, 3.90% 2026	1,200	283
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	385
Morocco (Kingdom of) 4.25% 2022	$200	213
National Highways Authority of India 7.17% 2021	INR30,000	462
Netherlands (Kingdom of the) 5.50% 2028	€100	177
Norway (Kingdom of) 3.75% 2021	NKr6,900	955
Peru (Republic of) 6.15% 2032	PEN1,080	350
Peru (Republic of) 5.625% 2050	$20	25
Poland (Republic of), Series 1017, 5.25% 2017	PLN1,000	275
Poland (Republic of), Series 1020, 5.25% 2020	4,750	1,420
Poland (Republic of), Series 1021, 5.75% 2021	2,670	824
Poland (Republic of), Series 0922, 5.75% 2022	870	272
Poland (Republic of), Series 1023, 4.00% 2023	2,800	813
Poland (Republic of), Series 0725, 3.25% 2025	1,500	414
Portuguese Republic 5.125% 2024	$250	266
Portuguese Republic 2.875% 2025	€700	882
Portuguese Republic 2.875% 2026	490	612
Quebec (Province of) 2.375% 2022	$114	115
Saudi Arabia (Kingdom of) 2.894% 20224	200	201
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,425	251
South Africa (Republic of), Series R-214, 6.50% 2041	6,050	317

American Funds Insurance Series — Global Balanced Fund — Page 89 of 191

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	$247
Spain (Kingdom of) 4.00% 20184	$500	504
Spain (Kingdom of) 2.75% 2024	€355	472
Spain (Kingdom of) 3.80% 2024	320	451
Spain (Kingdom of) 1.30% 2026	570	669
Spain (Kingdom of) 1.95% 2026	150	187
Sweden (Kingdom of) 1.125% 20194	$200	198
Thailand (Kingdom of) 1.875% 2022	THB14,100	426
Thailand (Kingdom of) 3.85% 2025	3,000	101
Thailand (Kingdom of) 2.125% 2026	6,000	177
United Kingdom 3.75% 2020	£75	110
United Kingdom 1.75% 2022	280	393
United Kingdom 2.25% 2023	100	144
United Kingdom 2.75% 2024	50	75
United Kingdom 4.25% 2027	300	512
United Kingdom 4.25% 2040	50	96
United Kingdom 3.25% 2044	350	594
United Kingdom 3.50% 2045	150	267
United Mexican States 4.00% 20193	MXN3,494	195
United Mexican States 4.15% 2027	$400	421
United Mexican States 4.00% 20403	MXN2,911	171
United Mexican States 4.75% 2044	$150	155
United Mexican States 4.60% 2046	200	202
United Mexican States, Series M, 8.00% 2020	MXN2,000	113
United Mexican States, Series M, 6.50% 2021	16,000	874
United Mexican States, Series M20, 10.00% 2024	11,000	716
United Mexican States, Series M, 5.75% 2026	25,000	1,281
United Mexican States, Series M30, 10.00% 2036	2,500	177
Uruguay (Oriental Republic of) 9.875% 2022	UYU3,334	125
Uruguay (Oriental Republic of) 8.50% 2028	9,188	325
		46,012
U.S. Treasury bonds & notes 10.14% U.S. Treasury 7.94%
U.S. Treasury 0.75% 2018	$280	279
U.S. Treasury 1.375% 2018	200	200
U.S. Treasury 1.375% 2018	150	150
U.S. Treasury 1.50% 2018	100	100
U.S. Treasury 1.00% 2019	1,000	989
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.625% 2019	1,075	1,078
U.S. Treasury 1.625% 2019	300	301
U.S. Treasury 1.75% 2019	600	603
U.S. Treasury 3.125% 2019	225	231
U.S. Treasury 1.375% 2020	900	895
U.S. Treasury 1.50% 2020	350	349
U.S. Treasury 1.75% 2020	2,200	2,204
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 1.125% 2021	1,025	1,000
U.S. Treasury 1.375% 2021	550	543
U.S. Treasury 2.00% 2021	950	958
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 1.625% 2022	2,850	2,811
U.S. Treasury 1.875% 2022	850	848
U.S. Treasury 1.875% 2022	700	700

American Funds Insurance Series — Global Balanced Fund — Page 90 of 191

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.00% 2022	$75	$75
U.S. Treasury 1.375% 2023	300	289
U.S. Treasury 1.75% 2023	100	99
U.S. Treasury 2.00% 2024	750	744
U.S. Treasury 2.125% 2024	2,025	2,022
U.S. Treasury 2.25% 2024	200	201
U.S. Treasury 2.125% 2025	200	199
U.S. Treasury 1.625% 2026	535	508
U.S. Treasury 1.625% 2026	440	417
U.S. Treasury 2.25% 2027	2,800	2,779
U.S. Treasury 2.25% 2027	900	894
U.S. Treasury 2.375% 2027	1,500	1,505
U.S. Treasury 3.00% 2044	355	366
U.S. Treasury 2.50% 2045	315	294
U.S. Treasury 3.00% 2045	100	103
U.S. Treasury 2.875% 2046	500	501
		25,597
U.S. Treasury inflation-protected securities 2.20%
U.S. Treasury Inflation-Protected Security 0.125% 20213	1,085	1,088
U.S. Treasury Inflation-Protected Security 0.375% 20233	316	320
U.S. Treasury Inflation-Protected Security 0.125% 20243	515	510
U.S. Treasury Inflation-Protected Security 0.625% 20243	1,757	1,795
U.S. Treasury Inflation-Protected Security 0.25% 20253	837	829
U.S. Treasury Inflation-Protected Security 0.375% 20253	232	232
U.S. Treasury Inflation-Protected Security 2.375% 20253	65	74
U.S. Treasury Inflation-Protected Security 0.625% 20263	824	835
U.S. Treasury Inflation-Protected Security 0.375% 20273	861	850
U.S. Treasury Inflation-Protected Security 1.375% 20443	499	550
		7,083
Total U.S. Treasury bonds & notes		32,680
Corporate bonds & notes 6.54% Financials 1.56%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	39
Allianz SE, 4.75% 2049	€100	138
Aviva PLC, subordinated 6.875% 2058	£75	133
AXA SA, junior subordinated 5.453% 2049	100	151
Banco Nacional de Comercio Exterior SNC 3.80% 20264	$200	201
Bank of America Corp. 3.875% 2025	375	393
Barclays Bank PLC 10.00% 2021	£100	169
Berkshire Hathaway Inc. 3.00% 2022	$75	78
BPCE SA group 5.70% 20234	200	223
CaixaBank, SA 5.00% 2023	€100	124
Goldman Sachs Group, Inc. 5.75% 2022	$70	79
Goldman Sachs Group, Inc. 2.905% 2023	130	130
Goldman Sachs Group, Inc. 3.625% 2023	150	156
Goldman Sachs Group, Inc. 3.50% 2025	210	213
Goldman Sachs Group, Inc. 3.75% 2026	25	26
Goldman Sachs Group, Inc. 4.75% 2045	70	78
HSBC Holdings PLC 3.375% 2024	€100	123

American Funds Insurance Series — Global Balanced Fund — Page 91 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
HSBC Holdings PLC 3.90% 2026	$200	$209
HSBC Holdings PLC 4.30% 2026	200	215
Intesa Sanpaolo SpA 6.625% 2023	€125	184
JPMorgan Chase & Co. 2.55% 2021	$76	77
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	150
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	155
Lloyds Banking Group PLC 6.50% 2020	€210	286
Morgan Stanley 3.125% 2026	$110	108
Morgan Stanley 3.875% 2026	75	78
NN Group NV, 4.50% 2049	€100	130
PNC Financial Services Group, Inc. 2.854% 2022	$100	101
Rabobank Nederland 3.875% 2023	€100	138
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	254
UniCredit SPA 4.625% 20274	200	210
VEB Finance Ltd. 6.902% 20204	100	108
Wells Fargo & Co. 3.584% 2028	100	101
		5,027
Consumer discretionary 0.85%
Amazon.com, Inc. 2.80% 20244	170	170
Amazon.com, Inc. 3.15% 20274	95	96
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20284	45	46
DaimlerChrysler North America Holding Corp. 1.875% 20184	150	150
DaimlerChrysler North America Holding Corp. 2.00% 20214	200	197
Ford Motor Credit Co. 3.20% 2021	200	204
Hyundai Capital America 2.55% 20204	135	135
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	36
McDonald’s Corp. 4.875% 2045	25	28
Myriad International Holdings 6.00% 2020	250	271
Myriad International Holdings 5.50% 2025	250	273
NBCUniversal Media, LLC 4.375% 2021	50	54
Newell Rubbermaid Inc. 3.85% 2023	40	42
Newell Rubbermaid Inc. 4.20% 2026	245	258
Newell Rubbermaid Inc. 5.50% 2046	20	24
Nissan Motor Co., Ltd. 2.15% 20204	120	120
Nissan Motor Co., Ltd. 2.60% 20224	115	115
President & Fellows of Harvard College 3.619% 2037	150	156
Thomson Reuters Corp. 4.30% 2023	75	80
Time Warner Inc. 4.75% 2021	150	162
Toyota Motor Credit Corp. 2.25% 2023	85	84
		2,753
Utilities 0.77%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	200	203
American Electric Power Co., Inc. 2.75% 2026	50	48
CMS Energy Corp. 3.60% 2025	150	154
Duke Energy Corp. 3.75% 2024	110	115
Duke Energy Corp. 2.65% 2026	225	215
Duke Energy Florida, LLC 3.20% 2027	100	101
E.ON International Finance BV 5.80% 20184	25	26
Enel Finance International SA 3.625% 20274	200	201
Enersis Américas SA 4.00% 2026	110	112

American Funds Insurance Series — Global Balanced Fund — Page 92 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Exelon Corp. 3.497% 2022	$25	$26
Exelon Corp. 3.40% 2026	150	151
FirstEnergy Corp. 3.90% 2027	385	393
FirstEnergy Corp. 4.85% 2047	60	63
Niagara Mohawk Power Corp. 3.508% 20244	85	88
Pacific Gas and Electric Co. 3.85% 2023	70	74
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 4.25% 2046	75	81
PacifiCorp. 3.35% 2025	30	31
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	104
State Grid Overseas Investment Ltd. 3.50% 20274	250	255
		2,466
Energy 0.73%
Cenovus Energy Inc. 4.25% 20274	65	65
Chevron Corp. 2.954% 2026	75	75
Ecopetrol SA 5.875% 2045	20	20
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	72
Enbridge Inc. 4.25% 2026	70	74
Enbridge Inc. 3.70% 2027	132	134
Energy Transfer Partners, LP 4.00% 2027	67	67
Energy Transfer Partners, LP 4.20% 2027	15	15
Halliburton Co. 3.80% 2025	110	113
Kinder Morgan Energy Partners, LP 3.50% 2021	30	31
Kinder Morgan Energy Partners, LP 5.50% 2044	200	211
Kinder Morgan, Inc. 4.30% 2025	100	105
Petrobras Global Finance Co. 5.299% 20254	85	85
Petróleos Mexicanos 6.50% 20274	130	144
Petróleos Mexicanos 6.50% 2041	45	47
Petróleos Mexicanos 5.625% 2046	385	359
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 20254	80	84
Statoil ASA 3.15% 2022	160	165
Statoil ASA 3.70% 2024	50	53
Total Capital International 2.875% 2022	150	153
Williams Partners LP 4.50% 2023	100	106
Williams Partners LP 4.30% 2024	100	106
Williams Partners LP 4.00% 2025	75	77
		2,366
Health care 0.69%
Abbott Laboratories 3.75% 2026	90	92
AbbVie Inc. 2.50% 2020	180	182
AbbVie Inc. 2.90% 2022	60	61
AbbVie Inc. 3.60% 2025	50	52
AbbVie Inc. 3.20% 2026	73	73
AbbVie Inc. 4.50% 2035	15	16
Aetna Inc. 2.75% 2022	50	50
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	31
Allergan PLC 3.80% 2025	225	234
Allergan PLC 4.55% 2035	45	48
Allergan PLC 4.75% 2045	31	34
Amgen Inc. 1.85% 2021	20	20

American Funds Insurance Series — Global Balanced Fund — Page 93 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Amgen Inc. 2.25% 2023	$180	$175
AstraZeneca PLC 2.375% 2022	110	109
Baxalta Inc. 4.00% 2025	80	84
Becton, Dickinson and Co. 2.894% 2022	55	55
Becton, Dickinson and Co. 3.734% 2024	35	36
Becton, Dickinson and Co. 3.70% 2027	65	66
Celgene Corp. 3.875% 2025	85	90
EMD Finance LLC 3.25% 20254	50	51
Humana Inc. 3.15% 2022	100	102
Medtronic, Inc. 3.50% 2025	100	104
Roche Holdings, Inc. 3.35% 20244	200	207
Shire PLC 2.40% 2021	180	180
Shire PLC 2.875% 2023	45	45
Shire PLC 3.20% 2026	25	25
		2,232
Telecommunication services 0.53%
AT&T Inc. 2.45% 2020	55	56
AT&T Inc. 2.80% 2021	180	182
AT&T Inc. 3.40% 2024	150	150
AT&T Inc. 3.90% 2027	95	95
AT&T Inc. 4.25% 2027	60	62
AT&T Inc. 4.90% 2037	80	81
Deutsche Telekom International Finance BV 1.95% 20214	150	147
Deutsche Telekom International Finance BV 9.25% 2032	45	71
France Télécom 9.00% 2031	65	99
France Télécom 5.375% 2050	£50	96
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	124
Verizon Communications Inc. 4.50% 2033	140	144
Verizon Communications Inc. 4.272% 2036	248	244
		1,693
Consumer staples 0.45%
Altria Group, Inc. 2.625% 2020	100	101
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	154
Anheuser-Busch InBev NV 3.30% 2023	35	36
Anheuser-Busch InBev NV 4.90% 2046	35	40
British American Tobacco PLC 3.557% 20274	105	105
British American Tobacco PLC 4.39% 20374	80	82
Kraft Foods Inc. 3.50% 2022	100	104
Kroger Co. 3.50% 2026	140	138
Pernod Ricard SA 4.45% 20224	150	161
Philip Morris International Inc. 2.00% 2020	55	55
Philip Morris International Inc. 2.90% 2021	100	102
Philip Morris International Inc. 2.625% 2022	15	15
Philip Morris International Inc. 4.25% 2044	25	26
Reynolds American Inc. 4.00% 2022	15	16
Reynolds American Inc. 4.45% 2025	105	113
Reynolds American Inc. 5.85% 2045	25	31
		1,442

American Funds Insurance Series — Global Balanced Fund — Page 94 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 0.36%	Principal?amount (000)	Value (000)
American Campus Communities, Inc. 3.35% 2020	$15	$15
American Campus Communities, Inc. 3.75% 2023	145	149
American Campus Communities, Inc. 4.125% 2024	90	95
Boston Properties, Inc. 3.70% 2018	100	102
Corporate Office Properties LP 3.60% 2023	65	65
Essex Portfolio L.P. 3.50% 2025	120	122
Essex Portfolio L.P. 3.375% 2026	140	139
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp. 2.70% 2024	45	44
Scentre Group 3.75% 20274	20	20
WEA Finance LLC 2.70% 20194	200	202
WEA Finance LLC 3.75% 20244	200	204
		1,167
Information technology 0.31%
Apple Inc. 2.50% 2022	75	76
Apple Inc. 3.35% 2027	65	67
Broadcom Ltd. 3.875% 20274	190	196
Microsoft Corp. 2.40% 2026	110	107
Microsoft Corp. 3.30% 2027	530	550
		996
Industrials 0.23%
General Electric Capital Corp. 3.15% 2022	50	52
Lima Metro Line Finance Ltd. 5.875% 20344,5	200	221
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	16
Red de Carreteras de Occidente 9.00% 20285	MXN2,000	106
Union Pacific Corp. 2.95% 2023	$100	102
United Technologies Corp. 3.10% 2022	215	221
		728
Materials 0.06%
Monsanto Co. 4.40% 2044	100	103
Vale Overseas Ltd. 6.25% 2026	75	85
		188
Total corporate bonds & notes		21,058
Mortgage-backed obligations 1.29%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20344,5	50	51
Fannie Mae 4.00% 20475,6	1,430	1,503
Fannie Mae 4.50% 20475,6	175	188
Freddie Mac 3.50% 20465	296	306
Government National Mortgage Assn. 4.00% 20475,6	170	179
Korea Housing Finance Corp. 2.50% 20204,5	250	249
Korea Housing Finance Corp. 2.00% 20214,5	250	243
Nykredit Realkredit AS, Series 01E, 2.00% 20375	DKr4,731	779
Nykredit Realkredit AS, Series 01E, 2.50% 20475	865	143
Realkredit Danmark AS, Series 22S, 2.00% 20375	3,096	510
		4,151

American Funds Insurance Series — Global Balanced Fund — Page 95 of 191

unaudited

Bonds, notes & other debt instruments Asset-backed obligations 0.06%	Principal?amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.584% 20205,7	$200	$200
Total bonds, notes & other debt instruments (cost: $103,715,000)		104,101
Short-term securities 5.52%
Bridgestone Americas, Inc. 1.09% due 10/2/20174	2,800	2,800
Caisse d’Amortissement de la Dette Sociale 1.27% due 10/2/20174	5,000	4,999
Federal Home Loan Bank 1.03% due 10/11/2017	10,000	9,998
Total short-term securities (cost: $17,797,000)		17,797
Total investment securities 99.41% (cost: $270,814,000)		320,294
Other assets less liabilities 0.59%		1,907
Net assets 100.00%		$322,201

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD377	AUD475	Bank of America, N.A.	10/4/2017	$4
USD218	AUD275	Bank of America, N.A.	10/5/2017	3
JPY22,275	USD204	Goldman Sachs	10/5/2017	(6)
JPY40,289	USD369	Bank of America, N.A.	10/5/2017	(11)
EUR482	USD568	Bank of America, N.A.	10/6/2017	2
EUR207	USD250	JPMorgan Chase	10/10/2017	(5)
JPY44,679	USD415	JPMorgan Chase	10/10/2017	(18)
CHF385	USD407	Goldman Sachs	10/11/2017	(10)
EUR515	USD620	Goldman Sachs	10/11/2017	(11)
USD254	JPY28,000	Bank of New York Mellon	10/12/2017	5
SEK1,270	USD156	Bank of America, N.A.	10/12/2017	—8
JPY69,685	USD650	Barclays Bank PLC	10/12/2017	(30)
JPY57,092	USD524	UBS AG	10/13/2017	(16)
SEK1,617	USD201	Bank of America, N.A.	10/16/2017	(3)
JPY22,250	USD204	HSBC Bank	10/16/2017	(6)
USD337	MXN6,000	Bank of America, N.A.	10/18/2017	8
EUR349	USD416	UBS AG	10/18/2017	(3)
EUR326	GBP290	HSBC Bank	10/18/2017	(3)
EUR337	GBP300	Goldman Sachs	10/18/2017	(3)
SEK1,625	USD204	Barclays Bank PLC	10/18/2017	(4)
USD446	PLN1,600	Citibank	10/19/2017	8
USD276	MXN4,910	Bank of America, N.A.	10/19/2017	7
USD301	MXN5,430	JPMorgan Chase	10/19/2017	3
EUR357	USD426	Citibank	10/19/2017	(4)
NOK2,700	USD344	Bank of America, N.A.	10/19/2017	(5)
SEK7,759	USD974	Citibank	10/19/2017	(21)
USD571	CAD700	Bank of America, N.A.	10/20/2017	9

American Funds Insurance Series — Global Balanced Fund — Page 96 of 191

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD170	ILS600	JPMorgan Chase	10/20/2017	$—8
SEK1,613	USD199	UBS AG	10/20/2017	(1)
USD588	PLN2,100	Citibank	10/23/2017	13
USD490	CAD600	Goldman Sachs	10/23/2017	10
USD242	AUD300	Goldman Sachs	10/23/2017	7
USD480	INR31,000	Bank of America, N.A.	10/23/2017	7
USD323	PLN1,158	JPMorgan Chase	10/23/2017	6
JPY33,581	USD302	JPMorgan Chase	10/23/2017	(3)
JPY23,305	USD213	HSBC Bank	10/23/2017	(6)
JPY36,271	USD334	HSBC Bank	10/23/2017	(12)
JPY90,073	USD814	Barclays Bank PLC	10/23/2017	(12)
USD417	PLN1,500	Bank of America, N.A.	10/25/2017	6
GBP255	USD346	JPMorgan Chase	11/3/2017	(5)
USD218	ZAR2,900	UBS AG	11/6/2017	5
USD199	AUD250	Bank of America, N.A.	11/6/2017	3
JPY22,259	AUD250	UBS AG	11/6/2017	2
USD744	INR48,800	JPMorgan Chase	11/6/2017	—8
EUR266	USD319	Goldman Sachs	11/6/2017	(3)
JPY161,672	USD1,438	JPMorgan Chase	11/8/2017	2
USD763	AUD970	Citibank	11/9/2017	2
USD1,146	JPY125,000	JPMorgan Chase	11/10/2017	33
USD401	MXN7,300	Citibank	11/10/2017	3
USD408	PLN1,500	Bank of America, N.A.	11/10/2017	(3)
USD2,315	GBP1,700	Barclays Bank PLC	11/22/2017	33
JPY31,929	USD288	Citibank	11/22/2017	(3)
EUR645	USD777	Citibank	11/22/2017	(12)
USD601	MXN10,900	JPMorgan Chase	1/4/2018	12
USD375	INR24,900	Citibank	3/26/2018	2
				$(24)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $100,404,000, which represented 31.16% of the net assets of the fund. This amount includes $99,570,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Index-linked bond whose principal amount moves with a government price index.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,378,000, which represented 4.46% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Purchased on a TBA basis.
7	Coupon rate may change periodically.
8	Amount less than one thousand.

American Funds Insurance Series — Global Balanced Fund — Page 97 of 191

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	MYR = Malaysian ringgits
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	SEK = Swedish kronor
EUR/€ = Euros	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand

American Funds Insurance Series — Global Balanced Fund — Page 98 of 191

Bond Fund

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 97.36% Corporate bonds & notes 34.11% Financials 7.87%	Principal?amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,105	$2,121
ACE INA Holdings Inc. 2.875% 2022	3,725	3,795
ACE INA Holdings Inc. 3.35% 2026	2,625	2,693
ACE INA Holdings Inc. 4.35% 2045	2,320	2,554
Allstate Corp. 4.20% 2046	205	219
Ally Financial Inc. 4.25% 2021	30,100	31,229
Ally Financial Inc. 5.125% 2024	2,800	3,043
Ally Financial Inc. 8.00% 2031	14,495	18,735
Ally Financial Inc. 8.00% 2031	10,220	13,234
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,593
Assicurazioni Generali SPA 10.125% 2042	3,800	6,111
AXA SA 8.60% 2030	$2,625	3,767
Banco Santander, SA 2.70% 2019	2,500	2,520
Banco Santander, SA 4.40% 20271	1,750	1,789
Bank of America Corp. 2.328% 2021	4,500	4,498
Bank of America Corp. 2.816% 2023	48,040	48,093
Bank of America Corp. 3.124% 2023	42,500	43,193
Bank of America Corp. 3.875% 2025	10,000	10,482
Bank of America Corp. 3.593% 2028	2,300	2,321
BB&T Corp. 2.45% 2020	5,200	5,256
Berkshire Hathaway Finance Corp. 1.30% 2019	865	859
BPCE SA group 2.75% 2021	9,500	9,610
BPCE SA group 5.70% 20231	31,666	35,297
BPCE SA group 5.15% 20241	5,211	5,624
Capital One Financial Corp. 1.85% 2019	1,500	1,490
Capital One Financial Corp. 2.50% 2020	48,000	48,245
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	4,750	4,874
CIT Group Inc., Series C, 5.50% 20191	585	613
Citigroup Inc. 2.90% 2021	8,500	8,611
Citigroup Inc. 2.75% 2022	24,000	24,082
Citigroup Inc. 2.876% 2023	20,663	20,706
Citigroup Inc. 3.668% 2028	740	746
Commonwealth Bank of Australia 3.90% 20471	750	755
Crédit Agricole SA 3.25% 20241	1,125	1,128
Credit Suisse Group AG (3-month USD-LIBOR + 1.20%) 2.519% 20231,2	1,000	1,008
Credit Suisse Group AG 2.997% 20231	500	499
Credit Suisse Group AG 3.574% 20231	14,000	14,347
Credit Suisse Group AG 3.80% 2023	13,925	14,428
Deutsche Bank AG 2.50% 2019	2,900	2,918
Deutsche Bank AG 2.85% 2019	8,700	8,789
Discover Financial Services 10.25% 2019	2,700	3,038
Discover Financial Services 4.10% 2027	24,000	24,423
Goldman Sachs Group, Inc. 2.30% 2019	1,500	1,507
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,062
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,614

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.905% 2023	$51,896	$51,976
Goldman Sachs Group, Inc. 2.908% 2023	950	950
Goldman Sachs Group, Inc. 2.917% 20232	3,000	3,113
Goldman Sachs Group, Inc. 3.75% 2025	638	657
Goldman Sachs Group, Inc. 3.691% 2028	3,359	3,391
Goldman Sachs Group, Inc. 5.30% (undated)	1,850	1,986
HSBC Holdings PLC 4.041% 2028	1,600	1,672
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,306
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,516
Intesa Sanpaolo SpA 5.017% 20241	54,615	55,584
Intesa Sanpaolo SpA 5.71% 20261	16,675	17,596
Intesa Sanpaolo SpA 3.875% 20271	300	302
JPMorgan Chase & Co. 2.70% 2023	17,325	17,337
JPMorgan Chase & Co. 2.776% 2023	12,000	12,069
JPMorgan Chase & Co. 3.54% 2028	3,446	3,480
Leucadia National Corp. 5.50% 2023	520	557
MetLife Global Funding I 2.30% 20191	675	680
MetLife Global Funding I 2.00% 20201	7,785	7,770
MetLife, Inc. 3.60% 2025	3,590	3,735
MetLife, Inc. 7.875% 20671	1,505	2,024
Metropolitan Life Global Funding I, 1.75% 20181	1,455	1,453
Morgan Stanley 2.125% 2018	7,500	7,522
Morgan Stanley 2.50% 2021	44,400	44,556
Morgan Stanley 2.625% 2021	7,200	7,226
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.487% 20222	500	507
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 20242	750	760
Morgan Stanley 3.125% 2026	7,270	7,136
Morgan Stanley 3.875% 2026	7,525	7,818
Morgan Stanley 3.625% 2027	3,067	3,113
New York Life Global Funding 2.10% 20191	1,000	1,006
New York Life Global Funding 1.95% 20201	145	145
New York Life Global Funding 1.70% 20211	2,250	2,203
New York Life Global Funding 2.30% 20221	500	498
NN Group NV, 4.50% 2049	€8,750	11,337
Nordea Bank AB 2.50% 20201	$7,425	7,495
PNC Bank 1.70% 2018	1,000	999
PNC Bank 2.55% 2021	1,000	1,009
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,130
PNC Funding Corp. 3.30% 2022	9,000	9,328
PRICOA Global Funding I 2.45% 20221	255	255
QBE Insurance Group Ltd. 2.40% 20181	5,710	5,728
Royal Bank of Canada 1.50% 2018	2,700	2,700
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1	2,450	2,799
Sumitomo Mitsui Banking Corp. 2.784% 2022	1,600	1,605
Travelers Companies, Inc. 3.75% 2046	200	198
Travelers Companies, Inc. 4.00% 2047	405	420
UniCredit SPA 3.75% 20221	12,525	12,849
UniCredit SPA 4.625% 20271	425	447
UniCredit SPA 5.861% 20321	1,575	1,655
Unum Group 3.00% 2021	520	527
US Bancorp. 2.00% 2020	1,000	1,003
US Bancorp. 3.15% 2027	2,800	2,819
Wells Fargo & Co. 2.10% 2021	17,500	17,343
Wells Fargo & Co. 2.625% 2022	5,500	5,513

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Wells Fargo & Co. 3.00% 2026	$3,320	$3,244
Wells Fargo & Co. 3.584% 2028	2,925	2,965
		823,531
Energy 5.80%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20212,3,4,5	1,875	139
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20202,3,4,5	520	387
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,104
Anadarko Petroleum Corp. 5.55% 2026	11,730	13,100
Anadarko Petroleum Corp. 6.20% 2040	1,000	1,165
Anadarko Petroleum Corp. 6.60% 2046	5,096	6,328
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,998
Boardwalk Pipelines, LP 4.45% 2027	3,580	3,651
Boardwalk Pipelines, LP 4.95% 2024	1,290	1,375
Canadian Natural Resources Ltd. 2.95% 2023	405	403
Canadian Natural Resources Ltd. 3.80% 2024	180	185
Canadian Natural Resources Ltd. 3.85% 2027	14,265	14,437
Canadian Natural Resources Ltd. 4.95% 2047	2,350	2,472
Cenovus Energy Inc. 3.80% 2023	1,120	1,127
Cenovus Energy Inc. 4.25% 20271	18,130	18,003
Cenovus Energy Inc. 5.25% 20371	193	192
Cenovus Energy Inc. 5.40% 20471	31,275	31,460
Cheniere Energy, Inc. 7.00% 2024	14,175	16,177
Chevron Corp. 2.355% 2022	5,000	5,011
Chevron Corp. 2.498% 2022	605	610
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,724
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,300
ConocoPhillips 4.95% 2026	4,774	5,389
DCP Midstream Operating LP 4.95% 2022	500	521
Devon Energy Corp. 5.85% 2025	1,000	1,154
Devon Energy Corp. 5.00% 2045	2,000	2,114
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,548
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,612
Enbridge Energy Partners, LP 4.375% 2020	7,700	8,098
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,023
Enbridge Energy Partners, LP 4.20% 2021	6,525	6,824
Enbridge Energy Partners, LP 5.875% 2025	13,960	15,939
Enbridge Energy Partners, LP 7.375% 2045	27,830	35,954
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,138
Enbridge Inc. 2.90% 2022	142	143
Enbridge Inc. 4.00% 2023	1,600	1,684
Enbridge Inc. 3.70% 2027	1,919	1,945
Energy Transfer Partners, LP 4.15% 2020	1,000	1,045
Energy Transfer Partners, LP 4.75% 2026	475	501
Energy Transfer Partners, LP 4.20% 2027	260	264
Energy Transfer Partners, LP 6.125% 2045	12,405	13,664
Energy Transfer Partners, LP 5.30% 2047	33,995	34,180
Energy Transfer Partners, LP 5.40% 2047	6,690	6,835
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,856
EnLink Midstream Partners, LP 4.40% 2024	365	378
EnLink Midstream Partners, LP 5.05% 2045	1,015	981
EnLink Midstream Partners, LP 5.45% 2047	475	492
Ensco PLC 5.20% 2025	340	287
Ensco PLC 5.75% 2044	80	58

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
EQT Corp. 2.50% 2020	$5,910	$5,935
EQT Corp. 3.00% 2022	2,385	2,391
EQT Corp. 3.90% 2027	1,205	1,207
Exxon Mobil Corp. 3.043% 2026	4,825	4,921
Exxon Mobil Corp. 4.114% 2046	498	539
Halliburton Co. 3.80% 2025	4,975	5,130
Halliburton Co. 5.00% 2045	845	930
Husky Energy Inc. 7.25% 2019	3,390	3,750
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,399
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,020
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,495
Kinder Morgan Energy Partners, LP 5.50% 2044	925	976
Kinder Morgan Finance Co. 5.05% 2046	248	256
Kinder Morgan, Inc. 4.30% 2025	257	270
Kinder Morgan, Inc. 5.30% 2034	760	795
Kinder Morgan, Inc. 5.55% 2045	6,000	6,492
Marathon Oil Corp. 4.40% 2027	15,830	16,191
MPLX LP 4.125% 2027	315	321
MPLX LP 5.20% 2047	320	336
NGL Energy Partners LP 6.875% 2021	1,000	1,005
NGPL PipeCo LLC 4.375% 20221	90	94
NGPL PipeCo LLC 4.875% 20271	55	58
Noble Corp. PLC 5.75% 2018	180	182
Noble Corp. PLC 7.70% 2025	1,995	1,716
Noble Corp. PLC 8.70% 2045	1,760	1,470
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3,5	3,575	2,333
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20221,5	2,361	856
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 20231,3,5	189	69
Petrobras Global Finance Co. 6.125% 2022	13,380	14,417
Petrobras Global Finance Co. 4.375% 2023	1,200	1,189
Petrobras Global Finance Co. 5.299% 20251	8,409	8,407
Petrobras Global Finance Co. 7.375% 2027	390	430
Petrobras Global Finance Co. 5.999% 20281	9,053	9,064
Petrobras Global Finance Co. 7.25% 2044	7,545	7,885
Petrobras Global Finance Co. 6.85% 2115	335	320
Petróleos Mexicanos 6.375% 2021	420	461
Petróleos Mexicanos 5.375% 20221	475	508
Petróleos Mexicanos 6.875% 2026	580	661
Petróleos Mexicanos 7.47% 2026	MXN295,000	14,839
Petróleos Mexicanos 6.50% 20271	$11,605	12,830
Petróleos Mexicanos 6.50% 20271	5,690	6,324
Petróleos Mexicanos 6.75% 20471	10,425	11,059
Petróleos Mexicanos 6.75% 2047	9,730	10,376
Phillips 66 Partners LP 3.55% 2026	570	558
Phillips 66 Partners LP 4.68% 2045	125	121
Phillips 66 Partners LP 4.90% 2046	210	211
Pioneer Natural Resources Co. 3.45% 2021	185	189
Plains All American Pipeline, LP 4.50% 2026	1,250	1,270
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20191,5	665	655
Ras Laffan Liquefied Natural Gas II 5.298% 20205	357	371
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,922
Rice Energy Inc. 6.25% 2022	1,075	1,125
Royal Dutch Shell PLC 3.75% 2046	14,110	13,886
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,193

American Funds Insurance Series — Bond Fund — Page 102 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 6.25% 2022	$2,800	$3,151
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,109
Sabine Pass Liquefaction, LLC 5.75% 2024	9,000	10,040
Sabine Pass Liquefaction, LLC 5.625% 2025	11,980	13,231
Sabine Pass Liquefaction, LLC 5.875% 2026	13,800	15,458
Sabine Pass Liquefaction, LLC 5.00% 2027	4,670	4,983
Sabine Pass Liquefaction, LLC 4.20% 2028	790	798
Schlumberger BV 3.00% 20201	600	615
Schlumberger BV 3.625% 20221	222	231
Schlumberger BV 4.00% 20251	9,185	9,640
SM Energy Co. 6.75% 2026	75	75
Southwestern Energy Co. 4.10% 2022	2,125	2,061
Southwestern Energy Co. 6.70% 2025	6,705	6,822
Spectra Energy Partners, LP 2.95% 2018	1,615	1,632
Spectra Energy Partners, LP 4.50% 2045	65	66
Sunoco LP 6.25% 2021	775	814
Targa Resources Partners LP 5.125% 2025	175	181
Targa Resources Partners LP 5.375% 2027	175	183
TC PipeLines, LP 4.375% 2025	1,700	1,779
Tesoro Corp. 4.75% 20231	1,125	1,215
Tesoro Corp. 5.125% 20261	4,075	4,478
Total Capital Canada Ltd. 2.75% 2023	2,140	2,162
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	165	175
Transocean Inc. 5.80% 2022	2,195	2,168
Transocean Inc. 9.00% 20231	5,000	5,413
Valero Energy Partners LP 4.375% 2026	500	517
Western Gas Partners LP 2.60% 2018	280	281
Western Gas Partners LP 3.95% 2025	665	669
Western Gas Partners LP 4.65% 2026	310	325
Western Gas Partners LP 5.45% 2044	1,350	1,432
Williams Partners LP 5.25% 2020	3,000	3,221
Williams Partners LP 4.50% 2023	500	533
Williams Partners LP 4.30% 2024	9,285	9,805
Williams Partners LP 4.00% 2025	500	512
Williams Partners LP 3.75% 2027	90	90
Williams Partners LP 5.40% 2044	555	600
Williams Partners LP 4.90% 2045	250	254
Williams Partners LP 5.10% 2045	5,180	5,462
		606,564
Health care 4.62%
Abbott Laboratories 2.90% 2021	26,905	27,389
Abbott Laboratories 3.40% 2023	5,120	5,278
Abbott Laboratories 3.75% 2026	7,570	7,779
Abbott Laboratories 4.75% 2036	4,765	5,265
Abbott Laboratories 4.90% 2046	1,875	2,101
AbbVie Inc. 1.80% 2018	5,900	5,909
AbbVie Inc. 2.50% 2020	17,215	17,429
AbbVie Inc. 2.90% 2022	6,565	6,664
AbbVie Inc. 3.20% 2022	11,970	12,284
AbbVie Inc. 2.85% 2023	4,800	4,842
AbbVie Inc. 3.20% 2026	500	502
AbbVie Inc. 4.45% 2046	2,525	2,667
Aetna Inc. 1.50% 2017	3,755	3,755

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Aetna Inc. 1.70% 2018	$3,525	$3,528
Allergan PLC 2.35% 2018	7,500	7,522
Allergan PLC 3.00% 2020	8,275	8,452
Allergan PLC 3.45% 2022	11,060	11,489
Allergan PLC 3.80% 2025	16,997	17,673
Allergan PLC 4.55% 2035	3,820	4,086
Amgen Inc. 2.65% 2022	1,000	1,009
Amgen Inc. 4.40% 2045	7,500	7,862
AstraZeneca PLC 2.375% 2022	370	367
Becton, Dickinson and Co. 2.675% 2019	2,287	2,315
Becton, Dickinson and Co. 2.894% 2022	1,560	1,565
Becton, Dickinson and Co. 3.734% 2024	903	923
Becton, Dickinson and Co. 3.70% 2027	2,630	2,656
Becton, Dickinson and Co. 4.669% 2047	3,695	3,890
Boston Scientific Corp. 2.85% 2020	470	478
Boston Scientific Corp. 6.00% 2020	3,675	3,991
Boston Scientific Corp. 3.375% 2022	700	719
Boston Scientific Corp. 3.85% 2025	500	520
Centene Corp. 5.625% 2021	1,780	1,856
Centene Corp. 4.75% 2022	200	210
Centene Corp. 6.125% 2024	375	406
Centene Corp. 4.75% 2025	575	598
EMD Finance LLC 2.40% 20201	15,295	15,422
EMD Finance LLC 2.95% 20221	2,200	2,238
HCA Inc. 6.50% 2020	1,550	1,691
Hologic, Inc. 5.25% 20221	230	242
Humana Inc. 3.95% 2027	125	131
inVentiv Health, Inc. 7.50% 20241	210	234
Laboratory Corporation of America Holdings 3.60% 2027	500	504
Laboratory Corporation of America Holdings 4.70% 2045	9,360	9,673
Medtronic, Inc. 3.35% 2027	450	463
Medtronic, Inc. 4.625% 2045	5,015	5,719
Molina Healthcare, Inc. 5.375% 2022	1,165	1,206
Mylan Laboratories Inc. 2.50% 2019	3,500	3,515
Pfizer Inc. 7.20% 2039	100	148
Quintiles Transnational Corp. 4.875% 20231	400	418
Roche Holdings, Inc. 2.375% 20271	500	475
Shire PLC 1.90% 2019	25,600	25,559
Shire PLC 2.40% 2021	31,545	31,456
Shire PLC 2.875% 2023	11,810	11,763
Shire PLC 3.20% 2026	17,000	16,784
Tenet Healthcare Corp. 4.625% 20241	506	502
Tenet Healthcare Corp., First Lien, 4.75% 2020	10,000	10,350
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,431
Teva Pharmaceutical Finance Company BV 1.40% 2018	3,655	3,642
Teva Pharmaceutical Finance Company BV 1.70% 2019	4,990	4,919
Teva Pharmaceutical Finance Company BV 2.20% 2021	16,889	16,257
Teva Pharmaceutical Finance Company BV 2.80% 2023	25,834	24,729
Teva Pharmaceutical Finance Company BV 3.15% 2026	48,693	44,958
Teva Pharmaceutical Finance Company BV 4.10% 2046	25,560	21,603
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,079
UnitedHealth Group Inc. 1.40% 2017	3,020	3,020
UnitedHealth Group Inc. 1.90% 2018	6,820	6,839
UnitedHealth Group Inc. 3.35% 2022	4,585	4,790

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
UnitedHealth Group Inc. 3.75% 2025	$5,610	$5,957
UnitedHealth Group Inc. 3.375% 2027	500	515
WellPoint, Inc. 2.30% 2018	7,440	7,474
WellPoint, Inc. 2.25% 2019	1,250	1,256
Zimmer Holdings, Inc. 3.15% 2022	9,145	9,305
		483,246
Consumer discretionary 3.76%
21st Century Fox America, Inc. 4.95% 2045	1,885	2,069
21st Century Fox America, Inc. 4.75% 2046	150	160
Amazon.com, Inc. 3.15% 20271	13,865	13,947
Amazon.com, Inc. 3.875% 20371	500	507
Amazon.com, Inc. 4.05% 20471	15,000	15,232
American Honda Finance Corp. 1.95% 2020	2,390	2,391
Bayerische Motoren Werke AG 1.45% 20191	13,610	13,538
Bayerische Motoren Werke AG 2.00% 20211	500	497
CBS Corp. 3.50% 2025	150	153
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,805	6,989
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	760	804
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	10,000	10,163
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20281	750	733
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20281	3,555	3,602
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20471	3,315	3,443
Comcast Corp. 3.00% 2024	1,000	1,018
Comcast Corp. 3.30% 2027	2,185	2,217
Comcast Corp. 3.15% 2028	13,625	13,586
Comcast Corp. 4.00% 2047	670	683
Cumulus Media Inc. 7.75% 2019	1,715	510
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 20202,4,5	1,620	1,341
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.171% 20181,2	7,500	7,543
DaimlerChrysler North America Holding Corp. 1.50% 20191	1,000	992
DaimlerChrysler North America Holding Corp. 2.85% 20221	500	505
DaimlerChrysler North America Holding Corp. 3.25% 20241	755	767
DaimlerChrysler North America Holding Corp. 3.30% 20251	5,500	5,568
Delphi Automotive PLC 5.00% 20251	255	260
Discovery Communications, Inc. 2.20% 2019	7,855	7,884
Discovery Communications, Inc. 2.95% 2023	4,185	4,194
Dollar General Corp. 1.875% 2018	1,211	1,212
Dollar Tree Inc. 5.75% 2023	1,225	1,298
Duke University 3.299% 20465	135	133
Ford Motor Credit Co. 2.262% 2019	9,700	9,736
Ford Motor Credit Co. 2.375% 2019	18,650	18,747
Ford Motor Credit Co. 2.597% 2019	9,410	9,493
Ford Motor Credit Co. 2.681% 2020	17,750	17,913
Ford Motor Credit Co. 3.157% 2020	2,000	2,041
Ford Motor Credit Co. 3.336% 2021	300	307
Ford Motor Credit Co. 3.219% 2022	7,315	7,416
Ford Motor Credit Co. 3.81% 2024	6,050	6,176
Ford Motor Credit Co. 4.134% 2025	10,000	10,286
Ford Motor Credit Co. 5.291% 2046	2,120	2,219
General Motors Financial Co. 2.40% 2019	17,990	18,074
General Motors Financial Co. 3.70% 2020	15,895	16,464
General Motors Financial Co. 3.20% 2021	12,500	12,728
General Motors Financial Co. 4.20% 2021	1,500	1,573

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
General Motors Financial Co. 3.70% 2023	$11,500	$11,730
General Motors Financial Co. 5.75% 2049	1,000	1,039
Hilton Worldwide Holdings Inc. 4.25% 2024	2,850	2,914
Home Depot, Inc. 4.40% 2021	7,500	8,053
Home Depot, Inc. 2.80% 2027	12,000	11,798
Home Depot, Inc. 3.90% 2047	995	1,016
Hyundai Capital America 2.00% 20191	365	362
Hyundai Capital America 2.55% 20201	4,700	4,694
Hyundai Capital America 2.60% 20201	325	325
Hyundai Capital America 2.75% 20201	3,821	3,820
Hyundai Capital America 3.25% 20221	2,021	2,019
Hyundai Capital Services Inc. 1.625% 20191	1,600	1,571
Limited Brands, Inc. 6.625% 2021	1,224	1,353
Lowe’s Companies, Inc. 3.10% 2027	1,100	1,095
Lowe’s Companies, Inc. 4.05% 2047	900	927
McDonald’s Corp. 3.50% 2027	1,000	1,030
McDonald’s Corp. 4.875% 2045	6,765	7,638
MGM Resorts International 7.75% 2022	2,000	2,340
NBC Universal Enterprise, Inc. 5.25% 20491	2,375	2,541
NBC Universal Media, LLC 5.15% 2020	10,000	10,811
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.481% 20202,4,5	782	585
Newell Rubbermaid Inc. 3.85% 2023	2,380	2,505
Newell Rubbermaid Inc. 4.20% 2026	4,465	4,705
Newell Rubbermaid Inc. 5.50% 2046	6,975	8,265
News America Inc. 4.00% 2023	1,100	1,167
NIKE, Inc. 3.875% 2045	7,145	7,236
Nissan Motor Co., Ltd. 2.60% 20221	1,415	1,417
Playa Resorts Holding BV 8.00% 20201	1,869	1,953
RCI Banque 3.50% 20181	8,280	8,343
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	309
Schaeffler Verwaltungs 4.75% 20261,6	340	347
Thomson Reuters Corp. 4.30% 2023	240	256
Time Warner Inc. 3.80% 2027	4,535	4,544
Toyota Motor Credit Corp. 2.125% 2019	500	504
Volkswagen Group of America Finance, LLC 1.65% 20181	3,500	3,497
Volkswagen Group of America Finance, LLC 2.45% 20191	520	524
Volkswagen Group of America Finance, LLC 2.40% 20201	3,055	3,068
Volkswagen International Finance NV 4.00% 20201	4,200	4,396
Walt Disney Co. 5.50% 2019	5,000	5,271
Warner Music Group 5.625% 20221	900	939
		394,019
Utilities 3.53%
AEP Transmission Company LLC 3.10% 20261	90	90
AES Corp. 7.375% 2021	500	574
American Electric Power Co., Inc. 1.65% 2017	2,870	2,870
American Electric Power Co., Inc. 2.75% 2026	2,510	2,431
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,613
Calpine Corp. 5.375% 2023	410	401
Centerpoint Energy, Inc., 2.50% 2022	720	720
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,036
CMS Energy Corp. 8.75% 2019	6,984	7,751
CMS Energy Corp. 5.05% 2022	3,669	4,047
CMS Energy Corp. 3.00% 2026	1,000	977

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Commonwealth Edison Company 2.95% 2027	$500	$498
Commonwealth Edison Company 3.75% 2047	800	805
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	9,870
Consolidated Edison, Inc. 2.00% 2020	500	500
Consumers Energy Co. 3.25% 2046	3,765	3,470
Dominion Resources, Inc. 1.875% 20181	5,450	5,447
Dominion Resources, Inc. 1.60% 2019	1,140	1,133
Dominion Resources, Inc. 2.962% 2019	500	507
Dominion Resources, Inc. 2.579% 2020	20,575	20,731
Duke Energy Corp. 3.75% 2024	4,026	4,215
Duke Energy Corp. 2.65% 2026	4,970	4,760
Duke Energy Corp. 3.15% 2027	1,370	1,360
Duke Energy Corp. 3.75% 2046	313	303
Duke Energy Corp. 3.95% 2047	480	478
Duke Energy Florida, LLC 3.20% 2027	500	506
Duke Energy Florida, LLC 3.40% 2046	6,745	6,382
Edison International 2.40% 2022	175	174
EDP Finance BV 4.90% 20191	10,000	10,512
EDP Finance BV 3.625% 20241	25,150	25,434
Electricité de France SA 2.15% 20191	145	146
Emera Inc. 6.75% 2076	1,150	1,314
Emera US Finance LP 2.15% 2019	460	460
Emera US Finance LP 2.70% 2021	954	960
Emera US Finance LP 3.55% 2026	495	499
Emera US Finance LP 4.75% 2046	500	538
Enel Finance International SA 3.625% 20271	1,000	1,004
Enel Finance International SA 4.75% 20471	950	1,009
Enel Società per Azioni 8.75% 20731	1,000	1,214
Entergy Corp. 2.95% 2026	595	576
Eversource Energy 2.75% 2022	527	533
Eversource Energy 2.80% 2023	2,000	2,017
Exelon Corp. 3.497% 2022	825	851
Exelon Corp. 3.40% 2026	1,570	1,581
FirstEnergy Corp. 3.90% 2027	21,290	21,708
FirstEnergy Corp. 7.375% 2031	7,200	9,596
FirstEnergy Corp. 4.85% 2047	13,480	14,195
FirstEnergy Corp., Series B, 4.25% 2023	4,505	4,770
Great Plains Energy Inc. 5.30% 2041	100	117
Great Plains Energy Inc. 4.20% 2047	2,221	2,316
Iberdrola Finance Ireland 5.00% 20191	1,825	1,921
Indiana Michigan Power Co. 3.75% 2047	250	247
IPALCO Enterprises, Inc. 3.70% 20241	200	201
MidAmerican Energy Co. 3.10% 2027	500	502
MidAmerican Energy Co. 3.95% 2047	145	152
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	7,903
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,223
Mississippi Power Co. 4.25% 2042	12,747	12,152
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	14,999
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	5,908
Niagara Mohawk Power Corp. 3.508% 20241	7,875	8,129
Niagara Mohawk Power Corp. 4.278% 20341	1,000	1,072
NV Energy, Inc 6.25% 2020	2,950	3,292
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,502
Pacific Gas and Electric Co. 3.25% 2023	5,815	6,018

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 2024	$850	$881
Pacific Gas and Electric Co. 4.75% 2044	336	389
Pennsylvania Electric Co. 3.25% 20281	1,355	1,340
PG&E Corp. 2.40% 2019	3,810	3,831
Progress Energy, Inc. 7.05% 2019	3,180	3,409
Progress Energy, Inc. 7.75% 2031	1,920	2,721
Public Service Co. of Colorado 5.80% 2018	7,860	8,125
Public Service Co. of Colorado 3.80% 2047	375	380
Public Service Enterprise Group Inc. 2.00% 2021	3,461	3,391
Puget Energy, Inc. 6.50% 2020	5,896	6,591
Puget Energy, Inc. 6.00% 2021	8,286	9,285
Puget Energy, Inc. 5.625% 2022	8,104	9,049
Puget Energy, Inc. 3.65% 2025	3,000	3,057
South Carolina Electric & Gas Co. 5.45% 2041	500	589
Southwestern Public Service Co. 3.7% 2047	1,230	1,226
Tampa Electric Co. 2.60% 2022	4,550	4,537
Teco Finance, Inc. 5.15% 2020	4,871	5,198
Virginia Electric and Power Co. 1.20% 2018	2,700	2,697
Virginia Electric and Power Co. 4.45% 2044	8,295	9,130
Virginia Electric and Power Co., Series B, 3.8% 2047	500	503
Xcel Energy Inc. 4.70% 2020	12,750	13,477
Xcel Energy Inc. 3.30% 2025	5,850	5,948
		368,974
Consumer staples 2.87%
Altria Group, Inc. 2.85% 2022	5,000	5,108
Altria Group, Inc. 2.625% 2026	500	482
Altria Group, Inc. 4.50% 2043	3,000	3,219
Altria Group, Inc. 5.375% 2044	6,600	7,939
Altria Group, Inc. 3.875% 2046	1,800	1,763
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,872
Anheuser-Busch InBev NV 3.65% 2026	21,915	22,702
British American Tobacco International Finance PLC 2.75% 20201	5,550	5,643
British American Tobacco International Finance PLC 3.50% 20221	4,020	4,154
British American Tobacco International Finance PLC 3.95% 20251	5,550	5,790
British American Tobacco PLC 2.764% 20221	1,395	1,404
British American Tobacco PLC 3.222% 20241	2,000	2,007
British American Tobacco PLC 3.557% 20271	14,145	14,217
British American Tobacco PLC 4.39% 20371	3,000	3,066
British American Tobacco PLC 4.54% 20471	21,400	22,096
Church & Dwight Co., Inc. 2.45% 2022	95	95
Church & Dwight Co., Inc. 3.15% 2027	750	744
Colgate-Palmolive Co. 3.70% 2047	555	548
Constellation Brands, Inc. 2.70% 2022	40	40
Constellation Brands, Inc. 3.50% 2027	170	173
Costco Wholesale Corp. 2.15% 2021	1,500	1,505
Costco Wholesale Corp. 3.00% 2027	2,500	2,507
CVS Health Corp. 1.90% 2018	4,550	4,562
CVS Health Corp. 2.125% 2021	11,310	11,201
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.735% 20232,4,5	16,892	17,063
Imperial Tobacco Finance PLC 2.05% 20181	3,360	3,362
Imperial Tobacco Finance PLC 3.50% 20231	2,835	2,912
Kroger Co. 2.00% 2019	4,005	4,013
Kroger Co. 2.60% 2021	9,500	9,530

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Kroger Co. 3.50% 2026	$2,020	$1,990
Molson Coors Brewing Co. 1.90% 20191	5,865	5,858
Molson Coors Brewing Co. 2.25% 20201	5,025	5,024
Molson Coors Brewing Co. 2.10% 2021	2,515	2,481
Molson Coors Brewing Co. 3.00% 2026	5,730	5,581
Molson Coors Brewing Co. 4.20% 2046	4,730	4,729
Mondelez International, Inc. 1.625% 20191	18,600	18,465
PepsiCo, Inc. 2.25% 2022	500	501
PepsiCo, Inc. 4.00% 2047	1,250	1,313
Pernod Ricard SA 4.45% 20221	7,870	8,458
Philip Morris International Inc. 2.375% 2022	280	279
Philip Morris International Inc. 2.625% 2022	765	772
Philip Morris International Inc. 4.25% 2044	10,840	11,331
Reckitt Benckiser Group PLC 2.375% 20221	2,100	2,095
Reckitt Benckiser Group PLC 2.75% 20241	845	839
Reynolds American Inc. 2.30% 2018	1,790	1,798
Reynolds American Inc. 3.25% 2020	4,960	5,099
Reynolds American Inc. 3.25% 2022	2,250	2,303
Reynolds American Inc. 4.00% 2022	4,330	4,578
Reynolds American Inc. 4.85% 2023	6,430	7,064
Reynolds American Inc. 4.45% 2025	15,670	16,838
Reynolds American Inc. 5.70% 2035	1,255	1,475
Reynolds American Inc. 5.85% 2045	11,565	14,192
WM. Wrigley Jr. Co 3.375% 20201	13,405	13,830
		300,610
Telecommunication services 1.94%
AT&T Inc. 1.40% 2017	3,615	3,615
AT&T Inc. 3.40% 2024	10,470	10,498
AT&T Inc. 4.125% 2026	11,800	12,144
AT&T Inc. 3.90% 2027	14,405	14,451
AT&T Inc. 4.25% 2027	710	731
AT&T Inc. 4.90% 2037	19,850	20,147
AT&T Inc. 4.35% 2045	188	173
AT&T Inc. 4.50% 2048	2,459	2,275
AT&T Inc. 5.15% 2050	27,038	27,352
AT&T Inc. 5.30% 2058	15,110	15,290
British Telecommunications PLC 9.125% 2030	169	256
CenturyLink, Inc. 7.50% 2024	8,500	8,820
CenturyLink, Inc., Series T, 5.80% 2022	3,500	3,500
Deutsche Telekom International Finance BV 1.95% 20211	16,364	16,040
Digicel Group Ltd. 8.25% 20201	1,800	1,765
France Télécom 9.00% 2031	1,748	2,658
Frontier Communications Corp. 11.00% 2025	300	256
Orange SA 2.75% 2019	3,570	3,614
SoftBank Group Corp. 3.36% 20231,5	12,500	12,719
TELUS Corp. 3.70% 2027	394	403
Verizon Communications Inc. 4.125% 2027	4,676	4,889
Verizon Communications Inc. 4.50% 2033	17,580	18,076
Verizon Communications Inc. 4.272% 2036	5,280	5,201
Verizon Communications Inc. 4.125% 2046	6,500	5,929

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Verizon Communications Inc. 4.522% 2048	$10,295	$9,997
Wind Acquisition SA 4.75% 20201	1,850	1,875
		202,674
Real estate 1.21%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,075	2,096
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,839
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,830	1,867
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	158
American Campus Communities, Inc. 3.35% 2020	2,910	2,980
American Campus Communities, Inc. 3.75% 2023	3,000	3,090
American Tower Corp. 3.40% 2019	7,525	7,664
Brandywine Operating Partnership, LP 4.95% 2018	4,875	4,941
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	480	516
DCT Industrial Trust Inc. 4.50% 2023	2,340	2,468
DDR Corp. 4.25% 2026	1,205	1,210
Developers Diversified Realty Corp. 3.90% 2024	1,545	1,555
EPR Properties 4.50% 2025	585	598
EPR Properties 4.75% 2026	760	787
Essex Portfolio L.P. 3.25% 2023	335	339
Essex Portfolio L.P. 3.875% 2024	1,000	1,041
Gaming and Leisure Properties, Inc. 5.375% 2026	500	547
Hospitality Properties Trust 6.70% 2018	6,180	6,204
Hospitality Properties Trust 4.25% 2021	4,750	4,951
Hospitality Properties Trust 5.00% 2022	1,370	1,471
Hospitality Properties Trust 4.50% 2025	1,175	1,209
Howard Hughes Corp. 5.375% 20251	5,700	5,828
Kimco Realty Corp. 6.875% 2019	3,500	3,814
Kimco Realty Corp. 3.40% 2022	1,045	1,077
Omega Healthcare Investors, Inc. 4.375% 2023	900	929
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,038
Prologis, Inc. 3.35% 2021	10,900	11,292
Prologis, Inc. 4.25% 2023	7,410	8,057
Prologis, Inc. 3.75% 2025	5,320	5,575
Public Storage 2.37% 2022	350	349
Public Storage 3.094% 2027	460	459
Scentre Group 2.375% 20191	2,465	2,477
Scentre Group 2.375% 20211	175	173
Scentre Group 3.50% 20251	4,765	4,796
Select Income REIT 4.15% 2022	10,735	10,915
WEA Finance LLC 2.70% 20191	5,675	5,727
WEA Finance LLC 3.25% 20201	14,375	14,686
		126,734
Information technology 1.10%
Analog Devices, Inc. 2.50% 2021	6,535	6,553
Analog Devices, Inc. 3.125% 2023	1,450	1,472
Analog Devices, Inc. 3.50% 2026	6,455	6,529
Apple Inc. 1.55% 2021	12,130	11,895
Apple Inc. 2.85% 2024	1,000	1,013
Apple Inc. 3.00% 2024	170	174
Apple Inc. 2.90% 2027	15,700	15,582
Apple Inc. 3.20% 2027	510	520

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Apple Inc. 3.35% 2027	$502	$517
Broadcom Ltd. 3.00% 20221	15,500	15,784
Broadcom Ltd. 3.625% 20241	2,950	3,034
Broadcom Ltd. 3.875% 20271	12,360	12,749
Dell Inc. 2.65% 2020	6,075	6,016
First Data Corp. 5.00% 20241	1,000	1,042
Harris Corp. 1.999% 2018	6,400	6,412
Harris Corp. 2.70% 2020	1,400	1,415
Harris Corp. 3.832% 2025	945	981
Infor (US), Inc. 5.75% 20201	225	232
Microsoft Corp. 1.85% 2020	250	251
Microsoft Corp. 2.40% 2022	397	402
Microsoft Corp. 3.30% 2027	369	383
Microsoft Corp. 4.25% 2047	12,950	14,345
NXP BV and NXP Funding LLC 4.125% 20211	2,000	2,097
Oracle Corp. 1.90% 2021	500	497
Oracle Corp. 4.125% 2045	2,525	2,660
Oracle Corp. 4.00% 2046	250	259
Visa Inc. 2.75% 2027	300	295
Xerox Corp. 3.50% 2020	2,000	2,041
		115,150
Industrials 0.81%
3M Co. 2.25% 2023	1,220	1,220
Airbus Group SE 2.70% 20231	2,220	2,243
Allison Transmission Holdings, Inc. 5.00% 20241	150	156
ARAMARK Corp. 5.125% 2024	1,200	1,276
BNSF Funding Trust I 6.613% 2055	1,680	1,932
Canadian National Railway Co. 5.55% 2018	5,000	5,123
CEVA Group PLC 7.00% 20211	775	756
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,4,5	853	828
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.814% 20212,4,5	150	145
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.814% 20212,4,5	869	842
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.814% 20212,4,5	1,198	1,162
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	110	111
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	312	323
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20225	84	90
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20225	1,186	1,282
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20225	453	498
Corporate Risk Holdings LLC 9.50% 20191	1,804	1,921
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,6,7,8	364	389
CSX Corp. 3.25% 2027	390	390
Deck Chassis Acquisition Inc. 10.00% 20231	1,000	1,127
ERAC USA Finance Co. 4.20% 20461	750	719
FedEx Corp. 4.40% 2047	835	871
General Electric Capital Corp. 2.342% 2020	4,788	4,836
General Electric Capital Corp. 3.10% 2023	1,850	1,933
General Electric Capital Corp. 3.373% 2025	4,815	4,985
General Electric Co. 2.70% 2022	5,000	5,097
Lockheed Martin Corp. 2.50% 2020	3,155	3,204
Lockheed Martin Corp. 3.10% 2023	1,155	1,191
Lockheed Martin Corp. 3.55% 2026	3,045	3,156
Lockheed Martin Corp. 4.50% 2036	2,155	2,362
Lockheed Martin Corp. 4.70% 2046	5,695	6,392

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
LSC Communications, Inc. 8.75% 20231	$200	$207
Republic Services, Inc. 5.00% 2020	5,000	5,336
Rockwell Collins, Inc. 2.80% 2022	245	248
Roper Technologies, Inc. 2.80% 2021	175	177
Roper Technologies, Inc. 3.80% 2026	420	433
Siemens AG 2.35% 20261	1,000	947
United Rentals, Inc. 5.50% 2027	5,000	5,344
United Technologies Corp. 3.125% 2027	15,900	15,851
		85,103
Materials 0.60%
Anglo American Capital PLC 4.00% 20271	750	742
ArcelorMittal 7.25% 2041	2,500	2,972
Ball Corp. 4.375% 2020	300	316
BHP Billiton Finance Ltd. 6.25% 20751	5,265	5,794
Chemours Co. 6.625% 2023	950	1,015
FMG Resources 9.75% 20221	2,465	2,778
Holcim Ltd. 5.15% 20231	1,760	1,954
LYB International Finance BV 3.50% 2027	685	682
Owens-Illinois, Inc. 6.375% 20251	290	329
Rayonier Advanced Materials Inc. 5.50% 20241	1,360	1,324
Sherwin-Williams Co. 2.75% 2022	250	252
Sherwin-Williams Co. 3.125% 2024	145	146
Sherwin-Williams Co. 3.45% 2027	1,550	1,560
Sherwin-Williams Co. 4.50% 2047	235	247
Vale Overseas Ltd. 5.875% 2021	22,390	24,713
Vale Overseas Ltd. 4.375% 2022	2,610	2,727
Vale Overseas Ltd. 6.25% 2026	4,538	5,173
Vale Overseas Ltd. 6.875% 2036	6,700	7,705
Vale Overseas Ltd. 6.875% 2039	2,300	2,641
		63,070
Municipals 0.00%
National Grid Plc 3.15% 20271	275	275
Total corporate bonds & notes		3,569,950
Mortgage-backed obligations 26.15% Federal agency mortgage-backed obligations 25.76%
Fannie Mae 5.50% 20235	773	817
Fannie Mae 4.50% 20255	435	458
Fannie Mae 6.00% 20265	319	359
Fannie Mae 5.50% 20275	193	213
Fannie Mae 6.00% 20275	513	577
Fannie Mae 4.00% 20365	655	697
Fannie Mae 6.00% 20375	1,305	1,483
Fannie Mae 6.00% 20375	141	153
Fannie Mae 5.50% 20385	3,081	3,438
Fannie Mae 5.50% 20385	445	496
Fannie Mae 4.00% 20405	1,599	1,691
Fannie Mae 5.00% 20405	548	608
Fannie Mae 5.00% 20415	4,340	4,749
Fannie Mae 5.00% 20415	4,098	4,485
Fannie Mae 5.00% 20415	2,429	2,706
Fannie Mae 5.00% 20415	1,673	1,865

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 5.00% 20415	$1,266	$1,415
Fannie Mae 5.00% 20415	933	1,043
Fannie Mae 4.00% 20435	15,896	16,809
Fannie Mae 4.00% 20435	1,936	2,043
Fannie Mae 3.00% 20465	76,362	76,649
Fannie Mae 3.50% 20465	30,043	31,123
Fannie Mae 3.50% 20465	2,688	2,787
Fannie Mae 4.00% 20465	49,250	51,883
Fannie Mae 4.00% 20465	21,344	22,482
Fannie Mae 4.00% 20465	16,634	17,661
Fannie Mae 4.00% 20465	4,568	4,838
Fannie Mae 3.50% 20475,9	222,150	228,945
Fannie Mae 3.50% 20475,9	54,890	56,467
Fannie Mae 4.00% 20475,9	257,200	270,723
Fannie Mae 4.00% 20475,9	202,450	212,778
Fannie Mae 4.00% 20475	90,000	94,813
Fannie Mae 4.00% 20475	36,000	38,378
Fannie Mae 4.00% 20475	10,000	10,535
Fannie Mae 4.50% 20475,9	373,375	400,693
Fannie Mae 4.50% 20475,9	61,000	65,393
Fannie Mae 4.50% 20475	32,519	34,920
Fannie Mae Pool #924866 2.89% 20372,5	890	917
Fannie Mae, Series 2001-4, Class GA, 9.286% 20252,5	5	5
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20415	31	37
Fannie Mae, Series 2001-50, Class BA, 7.00% 20415	20	23
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20415	37	43
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20422,5	45	50
Freddie Mac 5.50% 20335	185	208
Freddie Mac 3.00% 20355	52,412	53,524
Freddie Mac 3.50% 20365	39,503	41,219
Freddie Mac 3.50% 20365	3,356	3,502
Freddie Mac 4.00% 20365	849	904
Freddie Mac 5.50% 20385	173	193
Freddie Mac 5.50% 20385	132	147
Freddie Mac 5.50% 20395	251	280
Freddie Mac 4.50% 20405	529	570
Freddie Mac 5.50% 20405	983	1,093
Freddie Mac 4.50% 20415	626	674
Freddie Mac 5.50% 20415	1,375	1,532
Freddie Mac 3.50% 20455	41,133	42,817
Freddie Mac 3.50% 20465	7,974	8,263
Freddie Mac 4.00% 20465	4,202	4,426
Freddie Mac 3.50% 20475	75,963	78,414
Freddie Mac 4.00% 20475,9	225,000	236,848
Freddie Mac 4.00% 20475,9	126,000	132,425
Freddie Mac 4.50% 20475,9	14,000	15,008
Freddie Mac 4.50% 20475	11,208	12,019
Freddie Mac, Series K716, Class A2, multifamily 3.13% 20215	6,875	7,117
Freddie Mac, Series K020, Class A2, multifamily 2.373% 20225	4,500	4,536
Freddie Mac, Series K718, Class A2, multifamily 2.791% 20225	9,640	9,875
Freddie Mac, Series 3061, Class PN, 5.50% 20355	168	188
Freddie Mac, Series 3146, Class PO, principal only, 0% 20365	376	324
Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	328	286
Freddie Mac, Series 3318, Class JT, 5.50% 20375	437	471

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20405	$1,309	$1,408
Government National Mortgage Assn. 4.50% 20455	18,592	19,856
Government National Mortgage Assn. 4.00% 20475,9	160,000	168,481
Government National Mortgage Assn. 4.00% 20475	49,738	52,592
Government National Mortgage Assn. 4.00% 20475,9	16,600	17,465
Government National Mortgage Assn. 4.50% 20475	49,992	53,484
Government National Mortgage Assn. 4.50% 20475,9	25,150	26,770
Government National Mortgage Assn. 4.50% 20475,9	20,000	21,321
Government National Mortgage Assn. 4.50% 20475	9,183	9,825
		2,696,313
Collateralized mortgage-backed (privately originated) 0.24%
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,2,5	6,871	6,926
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20271,5,7	1,115	1,115
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20271,5,7	1,055	1,058
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,2,5	16,276	16,400
		25,499
Commercial mortgage-backed securities 0.15%
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.509% 20512,5	859	863
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20502,5	2,380	2,384
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.427% 20492,5	5,000	5,025
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20515	621	621
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,5	669	700
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20402,5	4,215	4,214
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.303% 20452,5	1,643	1,645
		15,452
Total mortgage-backed obligations		2,737,264
U.S. Treasury bonds & notes 25.20% U.S. Treasury 24.01%
U.S. Treasury 0.75% 2019	1,678	1,656
U.S. Treasury 1.00% 2019	1,489	1,474
U.S. Treasury 1.125% 2019	8,500	8,466
U.S. Treasury 1.50% 2020	460	459
U.S. Treasury 8.75% 2020	40,000	48,006
U.S. Treasury 2.00% 2021	225	226
U.S. Treasury 1.75% 2022	5,684	5,647
U.S. Treasury 1.75% 2022	2,000	1,985
U.S. Treasury 1.875% 2022	96,657	96,438
U.S. Treasury 1.875% 2022	635	635
U.S. Treasury 2.00% 202210	222,750	223,193
U.S. Treasury 2.125% 2022	150,000	151,454
U.S. Treasury 2.25% 2023	115,000	116,091
U.S. Treasury 2.125% 2024	260,000	260,213
U.S. Treasury 2.125% 2024	229,325	228,993
U.S. Treasury 2.125% 2024	101,822	101,595
U.S. Treasury 2.125% 2024	25,000	25,006
U.S. Treasury 2.25% 2024	80,000	80,710
U.S. Treasury 2.25% 2027	323,664	321,237
U.S. Treasury 2.25% 2027	226,075	224,540
U.S. Treasury 2.375% 2027	200,000	200,674
U.S. Treasury 6.125% 2027	25,000	33,598

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.875% 2045	$413	$415
U.S. Treasury 3.00% 2045	30,000	30,853
U.S. Treasury 2.50% 2046	38,000	35,286
U.S. Treasury 2.875% 2046	3,368	3,377
U.S. Treasury 2.75% 2047	120,375	117,676
U.S. Treasury 3.00% 2047	188,603	193,902
		2,513,805
U.S. Treasury inflation-protected securities 1.19%
U.S. Treasury Inflation-Protected Security 0.375% 202511	52,671	52,666
U.S. Treasury Inflation-Protected Security 2.00% 202611	37,309	41,949
U.S. Treasury Inflation-Protected Security 0.875% 204711	30,197	29,745
		124,360
Total U.S. Treasury bonds & notes		2,638,165
Bonds & notes of governments & government agencies outside the U.S. 6.65%
Brazil (Federative Republic of) 5.625% 2047	1,225	1,240
Dominican Republic 5.95% 20271	8,100	8,728
Germany (Federal Republic of) 0.10% 202611	€25,485	33,140
Hungary 4.00% 2019	$1,000	1,032
Japan, Series 19, 0.10% 202411	¥5,339,655	49,304
Japan, Series 20, 0.10% 202511	11,261,250	104,031
Kuwait (State of) 3.50% 20271	$14,200	14,626
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	11,692
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	10,129
Manitoba (Province of) 3.05% 2024	$5,050	5,202
Ontario (Province of) 3.20% 2024	9,000	9,352
Peru (Republic of) 4.125% 2027	9,540	10,542
Portuguese Republic 4.10% 2045	€22,375	28,630
Portuguese Republic 2.20% 2022	20,000	25,126
Portuguese Republic 5.125% 2024	$101,050	107,491
Saudi Arabia (Kingdom of) 2.875% 20231	6,895	6,858
Saudi Arabia (Kingdom of) 3.25% 20261	5,000	4,953
Saudi Arabia (Kingdom of) 3.628% 20271	5,000	5,111
Saudi Arabia (Kingdom of) 3.625% 20281	11,435	11,317
Saudi Arabia (Kingdom of) 4.625% 20471	445	449
Turkey (Republic of) 5.625% 2021	20,800	22,155
United Mexican States 3.60% 2025	12,000	12,330
United Mexican States 6.05% 2040	3,990	4,803
United Mexican States 5.55% 2045	4,030	4,648
United Mexican States 4.35% 2047	5,000	4,875
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	171,136
United Mexican States, Series M, 5.75% 2026	527,500	27,039
		695,939
Asset-backed obligations 2.93%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20205	$15,895	15,897
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20215	175	177
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20225	5,970	5,992
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20225	2,485	2,517
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.237% 20261,2,5	8,280	8,314
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20215	11,585	11,593
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20235	1,107	1,150

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.664% 20202,5	$9,565	$9,598
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.387% 20202,5	10,870	10,909
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20201,5	7,100	7,168
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20221,5	5,700	5,718
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.584% 20202,5	7,980	7,988
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20201,5	9,690	9,694
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20211,5	19,400	19,496
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20211,5	4,193	4,213
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20211,5	3,033	3,051
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20211,5	2,500	2,532
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20211,5	3,213	3,242
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20211,5	10,000	10,127
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20225	12,000	12,082
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20221,5	9,760	9,866
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20235	3,500	3,496
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20211,5	4,100	4,099
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20221,5	6,625	6,629
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20221,5	2,650	2,664
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20231,5	6,000	5,991
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20221,5	12,175	12,211
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20201,5	7,500	7,633
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20211,5	3,000	3,048
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20211,5	1,000	1,029
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20211,5	3,500	3,581
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20221,5	8,100	8,066
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20215	1,620	1,609
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20221,5	7,365	7,396
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20191,5	11,000	10,962
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,5	3,229	3,233
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.437% 20372,5	1,372	126
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20205	4,000	4,018
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20225	1,200	1,207
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20225	13,605	13,644
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 20225	3,955	3,962
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	10,775	10,900
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20331,5	2,837	2,845
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,5	490	488
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20211,5	18,255	18,311
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20211,5	2,000	2,011
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20211,5	2,500	2,513
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,5	3,000	3,014
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20251,5	344	343
		306,353
Municipals 2.20% Illinois 1.56%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	24,805	25,823
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	93,155	94,301
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	418
G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	1,013
G.O. Bonds, Series 2013-B, 4.11% 2022	750	758
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,145
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,414

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Bonds, notes & other debt instruments Municipals (continued) Illinois (continued)	Principal?amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	$335	$348
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	15,461
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	265
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,564
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	3,205
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,307
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,550
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 20215	7,784	8,279
		162,851
California 0.38%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,916
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,014
Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,199
Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,818
Various Purpose G.O. Bonds, 7.60% 2040	10,000	15,657
Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,447
		40,051
Florida 0.15%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,309
Puerto Rico 0.09%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	36,750	9,654
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,582
		230,447
Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	12,410	12,115
Total bonds, notes & other debt instruments (cost: $10,086,786,000)		10,190,233
Common stocks 0.01% Information technology 0.01%	Shares
Corporate Risk Holdings I, Inc.7,8,12,13	70,193	1,227
Corporate Risk Holdings Corp.7,8,12,13	355	—
		1,227
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-17,8,12	2,409,545	2
Total common stocks (cost: $957,000)		1,229
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights1,9,12	62,508	61
Total rights & warrants (cost: $100,000)		61

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Short-term securities 21.27%	Principal?amount (000)	Value (000)
Apple Inc. 1.16%–1.18% due 10/2/2017–10/3/20171	$68,100	$68,094
Army and Air Force Exchange Service 1.12% due 10/6/20171	20,000	19,996
Bank of New York Mellon Corp. 1.18% due 10/18/2017–11/20/2017	150,000	149,850
CAFCO, LLC 1.29% due 12/5/20171	30,000	29,930
Chariot Funding, LLC 1.30% due 12/1/20171	50,000	49,887
Ciesco LLC 1.29% due 12/27/20171	50,000	49,834
Coca-Cola Co. 1.25% due 1/25/20181	25,000	24,897
Federal Home Loan Bank 1.01%–1.07% due 10/2/2017–1/8/2018	766,900	765,958
Freddie Mac 1.16% due 4/3/2018	91,900	91,340
General Electric Co. 1.08% due 10/2/2017	14,300	14,299
John Deere Capital Corp. 1.16% due 10/10/20171	18,000	17,994
Paccar Financial Corp. 1.10% due 10/31/2017	35,000	34,963
PepsiCo Inc. 1.08% due 10/16/20171	50,000	49,973
U.S. Bank, N.A. 1.21% due 10/24/2017–10/25/2017	175,000	175,016
U.S. Treasury Bills 1.03%–1.11% due 11/30/2017–2/22/2018	465,800	464,658
United Parcel Service Inc. 1.12% due 11/1/2017–11/6/20171	50,000	49,944
Wal-Mart Stores, Inc. 1.10%–1.11% due 10/4/2017–10/24/20171	170,000	169,914
Total short-term securities (cost: $2,226,500,000)		2,226,547
Total investment securities 118.64% (cost: $12,314,343,000)		12,418,070
Other assets less liabilities (18.64)%		(1,951,131)
Net assets 100.00%		$10,466,939

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 9/30/201715 (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
30 Year Euro-Buxl Futures	Short	126	December 2017	$(12,600)	$(24,313)	$256
10 Year U.S. Treasury Note Futures	Long	1,811	December 2017	181,100	226,941	(3,012)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,258	December 2017	125,800	207,727	(1,466)
10 Year Ultra U.S. Treasury Note Futures	Short	53	December 2017	(5,300)	(7,119)	82
5 Year U.S. Treasury Note Futures	Long	6,434	January 2018	643,400	755,995	(5,575)
2 Year U.S. Treasury Note Futures	Short	4,399	January 2018	(879,800)	(948,878)	3,052
						$(6,663)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD19,827	EUR16,750	Citibank	10/4/2017	$25
USD66,831	JPY7,300,000	HSBC Bank	10/5/2017	1,938
USD14,162	MXN252,000	Citibank	10/5/2017	338
USD45,088	JPY4,925,000	JPMorgan Chase	10/6/2017	1,305
USD59,856	AUD75,000	JPMorgan Chase	10/16/2017	1,039
USD58,330	EUR48,800	Citibank	10/19/2017	590
USD26,686	EUR22,350	JPMorgan Chase	10/19/2017	242
USD30,808	JPY3,430,000	UBS AG	10/23/2017	289
USD12,985	JPY1,445,000	Bank of America, N.A.	10/23/2017	128

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Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD67,951	MXN1,220,000	Bank of America, N.A.	10/25/2017	$1,250
USD134,938	MXN2,400,000	JPMorgan Chase	11/3/2017	3,918
USD463	EUR385	Citibank	11/3/2017	7
				$11,069

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
1.39%	3-month Canada BA	7/13/2018	C$1,460,000	$(2,258)	$—	$(2,258)
1.77%	3-month Canada BA	9/26/2018	975,000	461	—	461
1.669%	3-month USD-LIBOR	10/28/2019	$112,000	(168)	—	(168)
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(5)	—	(5)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(515)	—	(515)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	1	—	1
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	(636)	—	(636)
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(646)	—	(646)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(2,198)	—	(2,198)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(57)	—	(57)
3-month USD-LIBOR	2.54%	10/3/2024	400	(11)	—	(11)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(935)	—	(935)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(4)	—	(4)
3-month USD-LIBOR	2.326%	10/22/2024	800	(10)	—	(10)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(18)	—	(18)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(54)	—	(54)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(480)	—	(480)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(15)	—	(15)
3-month USD-LIBOR	2.353%	12/8/2024	700	(10)	—	(10)
3-month USD-LIBOR	2.2845%	12/12/2024	330	(3)	—	(3)
3-month USD-LIBOR	1.8185%	1/20/2025	900	21	—	21
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	23	—	23
3-month USD-LIBOR	2.192%	3/18/2025	1,850	(4)	—	(4)
3-month USD-LIBOR	2.0475%	3/23/2025	450	4	—	4
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	(15)	—	(15)
3-month USD-LIBOR	2.339%	5/13/2025	375	(4)	—	(4)
3-month USD-LIBOR	2.351%	5/15/2025	590	(7)	—	(7)
3-month USD-LIBOR	2.287%	5/20/2025	500	(4)	—	(4)
3-month USD-LIBOR	2.227%	5/28/2025	260	(1)	—	(1)
3-month USD-LIBOR	2.2125%	5/29/2025	465	(1)	—	(1)
3-month USD-LIBOR	2.451%	6/5/2025	650	(13)	—	(13)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(51)	—	(51)
3-month USD-LIBOR	2.455%	6/24/2025	235	(5)	—	(5)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(36)	—	(36)
3-month USD-LIBOR	2.397%	7/13/2025	900	(14)	—	(14)
3-month USD-LIBOR	2.535%	7/15/2025	800	(20)	—	(20)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(26)	—	(26)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	(9)	—	(9)
3-month USD-LIBOR	2.331%	7/30/2025	435	(5)	—	(5)

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Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
3-month USD-LIBOR	2.2135%	9/4/2025	$5,000	$(8)	$—	$(8)
3-month USD-LIBOR	2.228%	9/4/2025	12,000	(32)	—	(32)
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(240)	—	(240)
3-month USD-LIBOR	1.6705%	3/4/2026	$248,000	10,540	—	10,540
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,152	—	1,152
3-month USD-LIBOR	1.5925%	5/9/2026	$1,000	50	—	50
3-month USD-LIBOR	1.595%	5/12/2026	8,500	426	—	426
3-month USD-LIBOR	1.592%	5/12/2026	4,000	201	—	201
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	200	—	200
2.913%	3-month USD-LIBOR	11/24/2034	10,000	646	—	646
2.844%	3-month USD-LIBOR	6/11/2035	3,250	179	—	179
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	178	—	178
2.773%	3-month USD-LIBOR	7/13/2035	500	22	—	22
2.589%	3-month USD-LIBOR	9/4/2035	3,100	52	—	52
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(107)	—	(107)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(100)	—	(100)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(6)	—	(6)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(14)	—	(14)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(61)	—	(61)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(71)	—	(71)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,555	—	1,555
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(1,274)	—	(1,274)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	214	—	214
3-month USD-LIBOR	2.524%	8/17/2047	38,000	75	—	75
3-month USD-LIBOR	2.4215%	8/25/2047	37,000	909	—	909
3-month USD-LIBOR	2.5235%	10/3/2047	103,600	—	—	—
					$—	$6,758

American Funds Insurance Series — Bond Fund — Page 120 of 191

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2017 (000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$65,000	$(1,422)	$(1,365)	$(57)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,539,374,000, which represented 14.71% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Scheduled interest and/or principal payment was not received.
4	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $22,492,000, which represented .21% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,791,000, which represented .04% of the net assets of the fund.
8	Value determined using significant unobservable inputs.
9	Purchased on a TBA basis.
10	A portion of this security was pledged as collateral. The total value of pledged collateral was $30,224,000, which represented .29% of the net assets of the fund.
11	Index-linked bond whose principal amount moves with a government price index.
12	Security did not produce income during the last 12 months.
13	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$780	$1,227.01%
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$ 780	$ 1,227.01%

Key to abbreviations and symbols
AUD = Australian dollars	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
BA = Banker’s Acceptance	JPY/¥ = Japanese yen
C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	LOC = Letter of Credit
Dev. = Development	MXN = Mexican pesos
Econ. = Economic	MYR = Malaysian ringgits
EUR/€ = Euros	Redev. = Redevelopment
Facs. = Facilities	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	TBA = To-be-announced
Fin. = Finance	USD/$ = U.S. dollars

American Funds Insurance Series — Bond Fund — Page 121 of 191

Global Bond Fund

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 89.51% Euros 13.43%	Principal?amount (000)	Value (000)
Allianz SE, 4.75% 2049	€3,000	$4,130
Assicurazioni Generali SPA 7.75% 2042	1,500	2,222
Aviva PLC 6.125% 2043	3,000	4,327
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,700	4,582
Barclays Bank PLC 6.00% 2021	1,000	1,375
Barclays Bank PLC 6.625% 2022	1,070	1,561
Belgium (Kingdom of), Series 77, 1.00% 2026	12,900	15,829
BNP Paribas 2.875% 2026	3,425	4,320
BPCE SA group 4.625% 2023	1,200	1,688
CaixaBank, SA 5.00% 2023	2,300	2,850
Canada 3.50% 2020	2,500	3,221
Croatia (Republic of) 3.00% 2025	3,500	4,456
Croatia (Republic of) 3.00% 2027	3,850	4,783
Deutsche Telekom International Finance BV 7.50% 2033	200	408
French Republic O.A.T. 1.75% 2024	4,100	5,354
French Republic O.A.T. 0.50% 2026	1,950	2,290
French Republic O.A.T. 1.85% 20271	8,705	12,929
French Republic O.A.T. 3.25% 2045	1,200	1,890
Germany (Federal Republic of) 0.10% 20231	1,414	1,806
Germany (Federal Republic of) 0.10% 20261	18,043	23,463
Germany (Federal Republic of) 0.50% 2026	17,350	20,986
Germany (Federal Republic of) 6.25% 2030	1,800	3,547
Germany (Federal Republic of) 4.75% 2040	200	413
Germany (Federal Republic of) 2.50% 2046	21,620	33,300
Greece (Hellenic Republic of) 3.00% 20232	150	166
Greece (Hellenic Republic of) 3.00% 20242	150	163
Greece (Hellenic Republic of) 3.00% 20252	150	161
Greece (Hellenic Republic of) 3.00% 20262	150	158
Greece (Hellenic Republic of) 3.00% 20272	150	155
Greece (Hellenic Republic of) 3.00% 20282	150	149
Greece (Hellenic Republic of) 3.00% 20292	150	144
Greece (Hellenic Republic of) 3.00% 20302	150	141
Greece (Hellenic Republic of) 3.00% 20312	150	139
Greece (Hellenic Republic of) 3.00% 20322	150	137
Greece (Hellenic Republic of) 3.00% 20332	150	135
Greece (Hellenic Republic of) 3.00% 20342	150	133
Greece (Hellenic Republic of) 3.00% 20352	150	131
Greece (Hellenic Republic of) 3.00% 20362	150	129
Greece (Hellenic Republic of) 3.00% 20372	150	128
Greece (Hellenic Republic of) 3.00% 20382	150	126
Greece (Hellenic Republic of) 3.00% 20392	150	126
Greece (Hellenic Republic of) 3.00% 20402	150	126
Greece (Hellenic Republic of) 3.00% 20412	150	126
Greece (Hellenic Republic of) 3.00% 20422	150	126
HSBC Holdings PLC 3.375% 2024	1,700	2,093
Hungary 6.00% 2019	1,200	1,528

American Funds Insurance Series — Global Bond Fund — Page 122 of 191

unaudited

Bonds, notes & other debt instruments Euros (continued)	Principal?amount (000)	Value (000)
Hungary 3.875% 2020	€1,000	$1,291
Imperial Tobacco Finance PLC 5.00% 2019	2,800	3,664
Intesa Sanpaolo SpA 6.625% 2023	3,610	5,303
Ireland (Republic of) 3.40% 2024	6,110	8,678
Ireland (Republic of) 2.40% 2030	5,365	7,233
Ireland (Republic of) 2.00% 2045	2,000	2,430
Italy (Republic of) 1.45% 2022	10,575	12,866
Italy (Republic of) 0.95% 2023	1,900	2,238
Italy (Republic of) 4.75% 2023	2,900	4,133
Italy (Republic of) 4.50% 2024	2,500	3,523
Lloyds Banking Group PLC 6.50% 2020	2,290	3,121
Merrill Lynch & Co., Inc. 4.625% 20183	4,625	5,711
NN Group NV, 4.625% 2044	2,335	3,118
NN Group NV, 4.50% 2049	3,470	4,496
Portuguese Republic 2.875% 2025	10,000	12,598
Portuguese Republic 2.875% 2026	4,200	5,249
Portuguese Republic 4.125% 2027	32,040	43,455
Rabobank Nederland 3.875% 2023	2,950	4,072
Spain (Kingdom of) 3.80% 2024	6,150	8,668
Spain (Kingdom of) 1.30% 2026	13,400	15,725
Svenska Handelsbanken AB 2.656% 2024	2,170	2,646
		328,368
Japanese yen 8.35%
Japan, Series 326, 0.70% 2022	¥1,935,000	17,891
Japan, Series 18, 0.10% 20241	4,708,795	43,332
Japan, Series 19, 0.10% 20241	2,672,325	24,675
Japan, Series 337, 0.30% 2024	790,000	7,189
Japan, Series 336, 0.50% 2024	800,000	7,383
Japan, Series 20, 0.10% 20251	670,670	6,196
Japan, Series 340, 0.40% 2025	435,000	3,992
Japan, Series 344, 0.10% 2026	1,355,000	12,115
Japan, Series 21, 0.10% 20261	975,283	9,027
Japan, Series 116, 2.20% 2030	1,735,000	19,250
Japan, Series 145, 1.70% 2033	2,465,000	26,413
Japan, Series 21, 2.30% 2035	720,000	8,418
Japan, Series 42, 1.70% 2044	585,000	6,336
Japan, Series 53, 0.60% 2046	1,445,000	12,040
		204,257
Polish zloty 3.57%
Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	14,970
Poland (Republic of), Series 0420, 1.50% 2020	74,425	20,157
Poland (Republic of), Series 1020, 5.25% 2020	21,800	6,519
Poland (Republic of), Series 1021, 5.75% 2021	50,980	15,738
Poland (Republic of), Series 0922, 5.75% 2022	46,600	14,571
Poland (Republic of), Series 1023, 4.00% 2023	31,140	9,044
Poland (Republic of), Series 0725, 3.25% 2025	22,500	6,206
		87,205
Mexican pesos 3.20%
United Mexican States 4.00% 20191	MXN40,757	2,274
United Mexican States 4.00% 20401	40,758	2,397
United Mexican States, Series M, 8.00% 2020	92,500	5,246
United Mexican States, Series M, 6.50% 2021	328,300	17,935

American Funds Insurance Series — Global Bond Fund — Page 123 of 191

unaudited

Bonds, notes & other debt instruments Mexican pesos (continued)	Principal?amount (000)	Value (000)
United Mexican States, Series M20, 10.00% 2024	MXN209,500	$13,634
United Mexican States, Series M, 5.75% 2026	609,500	31,242
United Mexican States, Series M30, 10.00% 2036	35,000	2,484
United Mexican States, Series M30, 8.50% 2038	27,000	1,690
United Mexican States, Series M, 7.75% 2042	23,000	1,339
		78,241
Indian rupees 2.52%
India (Republic of) 7.80% 2021	INR1,087,600	17,306
India (Republic of) 7.68% 2023	224,400	3,597
India (Republic of) 8.83% 2023	1,284,200	21,609
India (Republic of) 6.97% 2026	381,000	5,914
India (Republic of) 7.59% 2029	375,800	6,011
India (Republic of) 7.61% 2030	167,270	2,688
India (Republic of) 7.88% 2030	25,000	407
National Highways Authority of India 7.17% 2021	220,000	3,386
National Highways Authority of India 7.27% 2022	50,000	771
		61,689
Malaysian ringgits 2.11%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR5,486	1,305
Malaysia (Federation of), Series 0203, 4.24% 2018	669	159
Malaysia (Federation of), Series 0515, 3.759% 2019	14,650	3,501
Malaysia (Federation of), Series 0315, 3.659% 2020	43,260	10,322
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,831
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,429
Malaysia (Federation of), Series 0117, 3.882% 2022	17,437	4,179
Malaysia (Federation of), Series 0116, 3.80% 2023	31,663	7,515
Malaysia (Federation of), Series 0115, 3.955% 2025	28,150	6,660
Malaysia (Federation of), Series 0316, 3.90% 2026	19,000	4,478
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	10,163
		51,542
Australian dollars 1.74%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$27,800	24,486
Australia (Commonwealth of), Series 128, 5.75% 2022	16,150	14,601
Australia (Commonwealth of), Series 138, 3.25% 2029	4,250	3,438
		42,525
Norwegian kroner 1.73%
Norway (Kingdom of) 3.75% 2021	NKr305,750	42,304
British pounds 1.42%
Aviva PLC, subordinated 6.875% 2058	£470	835
AXA SA, junior subordinated 5.453% 2049	300	454
Electricité de France SA 6.00% 2114	100	190
France Télécom 5.375% 2050	300	576
Lloyds Banking Group PLC 7.625% 2025	655	1,175
United Kingdom 2.25% 2023	1,550	2,238
United Kingdom 4.25% 2027	4,800	8,196
United Kingdom 3.25% 2044	9,000	15,280
United Kingdom 3.50% 2045	3,290	5,857
		34,801

American Funds Insurance Series — Global Bond Fund — Page 124 of 191

unaudited

Bonds, notes & other debt instruments Danish kroner 1.07%	Principal?amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.00% 20374	DKr71,789	$11,815
Nykredit Realkredit AS, Series 01E, 2.50% 20474	16,952	2,793
Realkredit Danmark AS, Series 22S, 2.00% 20374	70,491	11,616
		26,224
Chilean pesos 0.83%
Chile (Banco Central de) 4.50% 2021	CLP12,705,000	20,394
Israeli shekels 0.83%
Israel (State of) 2.00% 2027	ILS28,300	8,172
Israel (State of) 5.50% 2042	29,300	12,076
		20,248
Canadian dollars 0.65%
Canada 2.25% 2025	C$19,600	15,969
Turkish lira 0.55%
Turkey (Republic of) 10.50% 2020	TRY11,450	3,166
Turkey (Republic of) 9.20% 2021	10,450	2,774
Turkey (Republic of) 11.00% 2022	26,500	7,497
		13,437
Thai baht 0.54%
Thailand (Kingdom of) 1.875% 2022	THB258,200	7,793
Thailand (Kingdom of) 3.85% 2025	65,000	2,190
Thailand (Kingdom of) 2.125% 2026	110,000	3,252
		13,235
South African rand 0.34%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR28,730	2,110
South Africa (Republic of), Series R-214, 6.50% 2041	116,850	6,126
		8,236
Uruguayan pesos 0.29%
Uruguay (Oriental Republic of) 9.875% 2022	UYU57,826	2,163
Uruguay (Oriental Republic of) 8.50% 2028	138,077	4,890
		7,053
Colombian pesos 0.28%
Colombia (Republic of), Series B, 7.50% 2026	COP18,930,000	6,888
Brazilian reais 0.25%
Brazil (Federative Republic of) 0% 2020	BRL15,000	3,985
Brazil (Federative Republic of) 0% 2020	8,000	2,026
		6,011
Argentine pesos 0.14%
Argentine Republic 2.50% 20211	ARS65,710	3,436
Peruvian nuevos soles 0.08%
Peru (Republic of) 6.15% 2032	PEN5,660	1,835

American Funds Insurance Series — Global Bond Fund — Page 125 of 191

unaudited

Bonds, notes & other debt instruments U.S. dollars 45.59%	Principal?amount (000)	Value (000)
Abbott Laboratories 2.35% 2019	$550	$555
Abbott Laboratories 2.90% 2021	420	428
Abbott Laboratories 3.40% 2023	195	201
Abbott Laboratories 3.75% 2026	1,400	1,439
AbbVie Inc. 1.80% 2018	600	601
AbbVie Inc. 2.50% 2020	3,155	3,194
AbbVie Inc. 2.90% 2022	1,170	1,188
AbbVie Inc. 3.20% 2022	200	205
AbbVie Inc. 3.60% 2025	1,470	1,526
AbbVie Inc. 3.20% 2026	2,007	2,014
AbbVie Inc. 4.50% 2035	410	442
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	365	372
ACE INA Holdings Inc. 3.35% 2026	365	374
ACE INA Holdings Inc. 4.35% 2045	665	732
AES Corp. 5.50% 2025	650	687
AES Corp. 6.00% 2026	425	459
Aetna Inc. 1.70% 2018	320	320
Aetna Inc. 2.80% 2023	340	342
Aleris International, Inc. 7.875% 2020	201	202
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	182
Allergan PLC 2.35% 2018	1,750	1,755
Allergan PLC 3.00% 2020	2,820	2,880
Allergan PLC 3.45% 2022	850	883
Allergan PLC 3.80% 2025	4,825	5,017
Allergan PLC 4.55% 2035	1,780	1,904
Allergan PLC 4.75% 2045	514	559
Allison Transmission Holdings, Inc. 5.00% 20243	400	416
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.567% 20254,5,6	1,000	1,022
Altria Group, Inc. 2.625% 2020	1,800	1,828
Altria Group, Inc. 4.50% 2043	350	376
Amazon.com, Inc. 2.80% 20243	2,920	2,929
Amazon.com, Inc. 3.15% 20273	1,960	1,972
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	450	455
American Campus Communities, Inc. 3.75% 2023	2,485	2,560
American Campus Communities, Inc. 4.125% 2024	1,195	1,253
American Electric Power Co., Inc. 1.65% 2017	815	815
American Electric Power Co., Inc. 2.75% 2026	1,050	1,017
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20214,5,6,7	884	66
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20204,5,6,7	1,190	887
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.811% 20193,6	200	186
American Energy (Permian Basin) 7.125% 20203	1,295	1,120
American Energy (Permian Basin) 7.375% 20213	340	295
Amgen Inc. 1.85% 2021	420	413
Amgen Inc. 2.25% 2023	2,000	1,946
Anglo American Capital PLC 4.00% 20273	1,470	1,455
Anheuser-Busch InBev NV 3.75% 2022	775	820
Anheuser-Busch InBev NV 3.30% 2023	1,105	1,147
Anheuser-Busch InBev NV 4.95% 2042	1,230	1,397
Anheuser-Busch InBev NV 4.90% 2046	440	503
Apple Inc. 2.50% 2022	1,200	1,216
Apple Inc. 3.35% 2027	1,075	1,108
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20254,5,6	80	82
ArcelorMittal 7.25% 2041	770	915
Argentine Republic 6.875% 2021	3,575	3,900

American Funds Insurance Series — Global Bond Fund — Page 126 of 191

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Argentine Republic 7.50% 2026	$2,200	$2,475
Argentine Republic 7.625% 2046	1,900	2,114
Associated Materials, LLC 9.00% 20243	1,210	1,317
AT&T Inc. 1.40% 2017	300	300
AT&T Inc. 2.45% 2020	1,365	1,375
AT&T Inc. 2.80% 2021	3,280	3,321
AT&T Inc. 3.00% 2022	2,200	2,224
AT&T Inc. 3.90% 2027	1,535	1,540
AT&T Inc. 4.25% 2027	4,655	4,791
AT&T Inc. 4.90% 2037	1,220	1,238
Autoridad del Canal de Panama 4.95% 20353,4	1,000	1,114
Avis Budget Group, Inc. 5.50% 2023	325	334
AXA SA 8.60% 2030	220	316
Ball Corp. 4.375% 2020	300	316
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.509% 20514,6	139	140
Banco Nacional de Comercio Exterior SNC 3.80% 20263	880	883
Banco Santander, SA 3.70% 20223	4,475	4,563
Bank of America Corp. 2.625% 2020	1,550	1,567
Bank of America Corp. 3.875% 2025	1,190	1,247
Barclays Bank PLC 3.65% 2025	1,100	1,104
Baxalta Inc. 4.00% 2025	1,580	1,660
Bayer AG 3.375% 20243	840	856
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20504,6	690	691
Becton, Dickinson and Co. 2.675% 2019	353	357
Becton, Dickinson and Co. 2.894% 2022	1,260	1,264
Becton, Dickinson and Co. 3.70% 2027	1,430	1,444
Blackstone CQP Holdco LP, 6.00% 20213,8	225	221
Blackstone CQP Holdco LP, 6.50% 20213,8	3,450	3,502
BMC Software, Inc. 8.125% 20213	650	669
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	375	395
BPCE SA group 5.70% 20233	5,295	5,902
Brandywine Operating Partnership, LP 3.95% 2023	190	193
British American Tobacco International Finance PLC 2.75% 20203	530	539
British American Tobacco International Finance PLC 3.50% 20223	385	398
British American Tobacco PLC 3.557% 20273	1,545	1,553
British American Tobacco PLC 4.39% 20373	1,190	1,216
Cablevision Systems Corp. 6.75% 2021	1,125	1,246
Calpine Corp. 5.375% 2023	230	225
Calpine Corp. 5.25% 20263	655	655
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	800	842
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20283	675	684
Celgene Corp. 3.875% 2025	1,550	1,638
Centene Corp. 4.75% 2022	1,590	1,668
Centene Corp. 4.75% 2025	225	234
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20234	295	307
CenturyLink, Inc. 6.75% 2023	450	457
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20203	388	397
CF Industries, Inc. 4.50% 20263	340	356
CF Industries, Inc. 4.95% 2043	780	725
Chemours Co. 6.625% 2023	680	727
Chemours Co. 7.00% 2025	320	356
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.554% 20196	300	299
Chesapeake Energy Corp. 4.875% 2022	1,400	1,309
Chesapeake Energy Corp. 8.00% 20253	750	759
Chesapeake Energy Corp. 8.00% 20273	325	323

American Funds Insurance Series — Global Bond Fund — Page 127 of 191

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Chevron Corp. 2.954% 2026	$1,175	$1,174
Chile (Republic of) 3.86% 2047	750	766
CIT Group Inc. 3.875% 2019	1,975	2,017
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 20474	44	44
Citigroup Inc. 1.70% 2018	375	375
Citigroup Inc. 2.50% 2018	200	201
Citigroup Inc. 2.55% 2019	2,800	2,825
Citigroup Inc. 2.35% 2021	1,500	1,493
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,700	1,685
Cliffs Natural Resources Inc. 5.75% 20253	2,150	2,072
CMS Energy Corp. 8.75% 2019	258	286
CMS Energy Corp. 5.05% 2022	392	432
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 4.70% 2043	412	448
CMS Energy Corp. 4.875% 2044	709	793
Columbia Pipeline Partners LP 2.45% 2018	620	622
Columbia Pipeline Partners LP 3.30% 2020	85	87
Comision Federal de Electricidad 4.75% 20273	675	712
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 20474	601	600
Communications Sales & Leasing, Inc. 6.00% 20233	650	624
Communications Sales & Leasing, Inc. 8.25% 2023	550	488
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20214,5,6	1,087	839
Concordia Healthcare Corp. 9.50% 20223	405	73
Concordia Healthcare Corp. 7.00% 20233	1,090	183
CONSOL Energy Inc. 5.875% 2022	2,625	2,664
Consumers Energy Co. 3.375% 2023	345	360
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	15	16
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20224	23	24
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20224	57	62
Convey Park Energy LLC 7.50% 20253	250	260
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,4	1,460	1,494
Corporate Risk Holdings LLC 9.50% 20193	1,353	1,441
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,9,10,11	155	166
Crédit Agricole SA 4.375% 20253	1,100	1,145
Croatian Government 6.375% 2021	2,000	2,222
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 20204,5,6	955	790
CVS Health Corp. 1.90% 2018	430	431
CVS Health Corp. 2.80% 2020	430	438
CVS Health Corp. 3.50% 2022	430	448
DaimlerChrysler North America Holding Corp. 2.25% 20203	2,000	2,005
DaimlerChrysler North America Holding Corp. 2.00% 20213	2,100	2,069
DaimlerChrysler North America Holding Corp. 2.875% 20213	2,275	2,310
DaVita HealthCare Partners Inc. 5.00% 2025	480	475
DCP Midstream Operating LP 4.95% 2022	715	745
Deutsche Telekom International Finance BV 1.95% 20213	575	564
Deutsche Telekom International Finance BV 2.82% 20223	1,675	1,685
Deutsche Telekom International Finance BV 3.60% 20273	2,343	2,374
Deutsche Telekom International Finance BV 9.25% 2032	2,450	3,845
Devon Energy Corp. 3.25% 2022	170	172
Diamond Offshore Drilling, Inc. 7.875% 2025	175	186
Diamond Offshore Drilling, Inc. 4.875% 2043	675	510
Digicel Group Ltd. 8.25% 20203	400	392
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.584% 20204,6	4,185	4,189
DJO Finance LLC 8.125% 20213	400	385

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Dominican Republic 7.50% 20213,4	$2,000	$2,230
Dominican Republic 5.50% 20253	1,375	1,457
Dominican Republic 8.625% 20273,4	225	276
Duke Energy Corp. 3.75% 2024	550	576
Duke Energy Corp. 2.65% 2026	2,695	2,581
Duke Energy Florida, LLC 3.20% 2027	805	815
EchoStar Corp. 6.625% 2026	650	697
Egypt (Arab Republic of) 7.50% 20273	2,200	2,399
Electricité de France SA 6.95% 20393	625	840
EMD Finance LLC 2.40% 20203	1,485	1,497
EMD Finance LLC 2.95% 20223	225	229
EMD Finance LLC 3.25% 20253	2,450	2,487
Enbridge Energy Partners, LP 9.875% 2019	750	829
Enbridge Energy Partners, LP 4.375% 2020	480	505
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,635
Enbridge Energy Partners, LP 5.875% 2025	365	417
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	840
Enbridge Inc. 4.00% 2023	600	632
Enbridge Inc. 4.25% 2026	655	690
Enbridge Inc. 3.70% 2027	754	764
Endo International PLC 5.75% 20223	1,290	1,138
Enel Finance International SA 3.625% 20273	2,375	2,384
Energy Transfer Partners, LP 5.875% 2024	600	647
Energy Transfer Partners, LP 4.00% 2027	1,054	1,052
Energy Transfer Partners, LP 4.20% 2027	260	264
Energy Transfer Partners, LP 5.50% 2027	675	714
Enersis Américas SA 4.00% 2026	1,960	2,002
Ensco PLC 5.75% 2044	930	672
Essex Portfolio L.P. 3.50% 2025	2,835	2,874
Essex Portfolio L.P. 3.375% 2026	2,385	2,374
Euramax International, Inc. 12.00% 20203	600	655
European Investment Bank 2.25% 2022	3,567	3,595
Exelon Corp. 3.497% 2022	525	541
Exelon Corp. 3.40% 2026	1,465	1,475
Exxon Mobil Corp. 2.222% 2021	570	574
Fannie Mae 3.50% 20424	1,545	1,601
Fannie Mae 4.00% 20474,12	20,800	21,861
Fannie Mae 4.50% 20474,12	2,600	2,790
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 20224	2,000	1,989
First Data Corp. 5.375% 20233	375	393
First Data Corp. 5.00% 20243	225	234
First Quantum Minerals Ltd. 7.00% 20213	1,756	1,815
First Quantum Minerals Ltd. 7.50% 20253	1,375	1,411
FirstEnergy Corp. 3.90% 2027	4,010	4,089
FirstEnergy Corp. 4.85% 2047	380	400
FMG Resources 9.75% 20223	990	1,116
Ford Motor Credit Co. 2.375% 2019	2,550	2,563
Ford Motor Credit Co. 2.597% 2019	2,020	2,038
Ford Motor Credit Co. 3.20% 2021	3,170	3,236
Ford Motor Credit Co. 3.339% 2022	620	631
France Télécom 9.00% 2031	1,824	2,774
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	15	13
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	51	44
Freeport-McMoRan Inc. 3.55% 2022	1,175	1,160
Frontier Communications Corp. 11.00% 2025	1,650	1,411

American Funds Insurance Series — Global Bond Fund — Page 129 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Genesis Energy, LP 6.75% 2022	$425	$437
Genesis Energy, LP 6.50% 2025	225	224
Georgia Gulf Corp. 4.625% 2021	625	647
Gogo Inc. 12.50% 20223	1,850	2,114
Goldman Sachs Group, Inc. 2.00% 2019	850	850
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,548
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,760
Goldman Sachs Group, Inc. 2.905% 2023	2,200	2,203
Goldman Sachs Group, Inc. 3.50% 2025	5,970	6,060
Goldman Sachs Group, Inc. 3.75% 2026	580	595
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,018
Government National Mortgage Assn. 4.50% 20454	1,064	1,136
Government National Mortgage Assn. 4.00% 20474,12	7,241	7,618
H.I.G. Capital, L.L.C. 6.75% 20243	93	93
Halliburton Co. 3.80% 2025	2,220	2,289
Hanesbrands Inc. 4.625% 20243	35	37
Hanesbrands Inc. 4.875% 20263	100	104
Hardwoods Acquisition Inc 7.50% 20213	425	395
Harris Corp. 1.999% 2018	700	701
Harris Corp. 2.70% 2020	155	157
HCA Inc. 5.25% 2026	250	270
Healthsouth Corp. 5.75% 2025	720	753
Hertz Global Holdings Inc. 7.625% 20223	770	796
Holcim Ltd. 5.15% 20233	1,290	1,432
Hospitality Properties Trust 6.70% 2018	680	683
HSBC Bank PLC 1.50% 20183	200	200
HSBC Holdings PLC 4.00% 2022	305	323
HSBC Holdings PLC 3.90% 2026	4,200	4,399
HSBC Holdings PLC 4.30% 2026	1,180	1,269
Humana Inc. 3.85% 2024	1,000	1,052
Humana Inc. 4.95% 2044	1,000	1,136
Hungary 4.00% 2019	4,100	4,232
Hungary 6.25% 2020	810	884
Hungary 5.375% 2023	460	520
Hungary 5.375% 2024	2,700	3,093
Huntsman Corp. 5.75% 20253	150	156
Huntsman International LLC 4.875% 2020	600	638
Husky Energy Inc. 7.25% 2019	250	277
Hyundai Capital America 2.55% 20203	2,580	2,577
Hyundai Capital Services Inc. 2.625% 20203	500	498
Icahn Enterprises Finance Corp. 6.25% 2022	275	287
iHeartCommunications, Inc. 9.00% 2019	1,515	1,163
Imperial Tobacco Finance PLC 3.50% 20233	2,000	2,054
Indonesia (Republic of) 4.875% 2021	2,600	2,807
Indonesia (Republic of) 3.75% 2022	4,150	4,314
Indonesia (Republic of) 4.125% 2025	1,200	1,262
Indonesia (Republic of) 4.75% 2026	3,500	3,825
Inmarsat PLC 4.875% 20223	1,075	1,102
Inmarsat PLC 6.50% 20243	675	729
International Paper Co. 7.30% 2039	600	830
Intesa Sanpaolo SpA 5.017% 20243	2,510	2,555
Iraq (Republic of) 6.752% 20233	545	543
iStar Financial Inc. 4.00% 2017	400	400
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20514	157	157
Jonah Energy LLC 7.25% 20253	200	202

American Funds Insurance Series — Global Bond Fund — Page 130 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Jordan (Hashemite Kingdom of) 5.75% 20273	$1,035	$1,017
JPMorgan Chase & Co. 2.55% 2021	6,039	6,101
JPMorgan Chase & Co. 3.25% 2022	1,000	1,033
JPMorgan Chase & Co. 2.70% 2023	1,950	1,951
Jupiter Resources Inc. 8.50% 20223	250	181
KfW 2.125% 2022	3,955	3,966
Kimco Realty Corp. 6.875% 2019	1,250	1,362
Kimco Realty Corp. 3.40% 2022	175	180
Kimco Realty Corp. 2.70% 2024	695	673
Kinder Morgan Energy Partners, LP 3.50% 2021	175	179
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,277
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,621
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,764
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,458
Kinder Morgan, Inc. 4.30% 2025	1,085	1,138
Kinetic Concepts, Inc. 12.50% 20213	375	419
Korea Housing Finance Corp. 2.50% 20203,4	2,250	2,244
Korea Housing Finance Corp. 2.00% 20213,4	2,525	2,457
Kraft Heinz Co. 4.375% 2046	825	812
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 20244,5,6	425	440
Kuwait (State of) 2.75% 20223	3,550	3,595
Laboratory Corporation of America Holdings 3.60% 2025	875	894
Latvia (Republic of) 2.75% 2020	900	914
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.303% 20454,6	479	479
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.97% 2020 (100% PIK)4,5,6,11	2,660	2,503
Lima Metro Line Finance Ltd. 5.875% 20343,4	2,000	2,210
Limited Brands, Inc. 6.875% 2035	275	270
Lithuania (Republic of) 7.375% 2020	2,475	2,781
Lithuania (Republic of) 6.125% 20213	450	506
Lithuania (Republic of) 6.625% 20223	200	235
Lockheed Martin Corp. 2.50% 2020	205	208
Lockheed Martin Corp. 3.10% 2023	170	175
Lockheed Martin Corp. 3.55% 2026	270	280
LSC Communications, Inc. 8.75% 20233	300	310
Mallinckrodt PLC 4.875% 20203	785	785
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20244,5,6	250	251
McDonald’s Corp. 3.70% 2026	650	678
McDonald’s Corp. 4.875% 2045	430	486
Medtronic, Inc. 3.50% 2025	3,500	3,652
Meritage Homes Corp. 5.125% 2027	375	377
Microsoft Corp. 3.30% 2027	2,510	2,605
MidAmerican Energy Co. 4.40% 2044	240	264
Molina Healthcare, Inc. 5.375% 2022	1,225	1,269
Molina Healthcare, Inc. 4.875% 20253	420	416
Morgan Stanley 2.125% 2018	775	777
Morgan Stanley 3.125% 2026	1,421	1,395
Morgan Stanley 3.875% 2026	1,580	1,641
Morocco (Kingdom of) 5.50% 2042	3,100	3,473
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	600
Navient Corp. 4.875% 2019	890	923
Navient Corp. 6.50% 2022	125	133
Navient Corp. 5.50% 2023	770	783
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20213	200	167
Newell Rubbermaid Inc. 3.85% 2023	580	610
Newell Rubbermaid Inc. 4.20% 2026	4,760	5,016

American Funds Insurance Series — Global Bond Fund — Page 131 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Newell Rubbermaid Inc. 5.50% 2046	$495	$587
NGL Energy Partners LP 6.875% 2021	950	955
NGL Energy Partners LP 7.50% 2023	35	35
NGL Energy Partners LP 6.125% 2025	710	664
NGPL PipeCo LLC 4.375% 20223	50	52
NGPL PipeCo LLC 4.875% 20273	85	89
Niagara Mohawk Power Corp. 3.508% 20243	180	186
Niagara Mohawk Power Corp. 4.278% 20343	300	322
Noble Corp. PLC 7.70% 2025	250	215
Noble Corp. PLC 8.70% 2045	650	543
Novelis Corp. 5.875% 20263	325	331
NRG Energy, Inc. 6.25% 2022	805	849
NRG Energy, Inc. 6.625% 2027	175	184
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,4	1,075	390
Pacific Gas and Electric Co. 3.25% 2023	580	600
Pacific Gas and Electric Co. 3.85% 2023	300	318
Pacific Gas and Electric Co. 2.95% 2026	590	587
Pacific Gas and Electric Co. 3.75% 2042	630	636
Pacific Gas and Electric Co. 4.25% 2046	1,900	2,049
PacifiCorp. 3.35% 2025	1,015	1,040
Pakistan (Islamic Republic of) 5.50% 20213	3,535	3,640
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,552
Peabody Energy Corp. 6.00% 20223	150	155
Peabody Energy Corp. 6.375% 20253	100	103
Pernod Ricard SA 4.45% 20223	730	785
Peru (Republic of) 5.625% 2050	280	354
Petrobras Global Finance Co. 6.125% 2022	1,935	2,085
Petrobras Global Finance Co. 5.299% 20253	1,650	1,650
Petrobras Global Finance Co. 6.85% 2115	2,000	1,910
Petróleos Mexicanos 6.50% 20273	5,300	5,859
Petróleos Mexicanos 5.625% 2046	1,000	934
Petsmart, Inc. 5.875% 20253	550	483
Petsmart, Inc. 8.875% 20253	745	593
PG&E Corp. 2.40% 2019	555	558
Philip Morris International Inc. 2.00% 2020	950	951
Philip Morris International Inc. 2.625% 2022	280	282
Philip Morris International Inc. 4.25% 2044	475	496
Phillips 66 Partners LP 4.68% 2045	110	107
Ply Gem Industries, Inc. 6.50% 2022	500	525
PNC Bank 2.40% 2019	1,225	1,236
PNC Bank 2.30% 2020	865	872
PNC Bank 2.60% 2020	275	279
Progress Energy, Inc. 7.05% 2019	910	976
Progress Energy, Inc. 7.75% 2031	550	780
Prologis, Inc. 4.25% 2023	2,075	2,256
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,552
Puget Energy, Inc. 6.50% 2020	335	374
Puget Energy, Inc. 6.00% 2021	1,023	1,146
Puget Energy, Inc. 5.625% 2022	480	536
QGOG Constellation SA 9.50% 20243,4,11	2,150	1,655
Qorvo, Inc. 7.00% 2025	375	429
Quebec (Province of) 2.375% 2022	1,748	1,759
Quintiles Transnational Corp. 4.875% 20233	400	418
R.R. Donnelley & Sons Co. 7.875% 2021	300	318
R.R. Donnelley & Sons Co. 6.50% 2023	625	609

American Funds Insurance Series — Global Bond Fund — Page 132 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Rabobank Nederland 4.625% 2023	$3,795	$4,082
Rayonier Advanced Materials Inc. 5.50% 20243	350	341
RCI Banque 3.50% 20183	1,500	1,511
Reynolds American Inc. 2.30% 2018	230	231
Reynolds American Inc. 3.25% 2020	640	658
Reynolds American Inc. 4.00% 2022	455	481
Reynolds American Inc. 4.45% 2025	2,575	2,767
Reynolds American Inc. 5.70% 2035	50	59
Reynolds American Inc. 5.85% 2045	420	515
Reynolds Group Inc. 5.75% 2020	415	423
Roche Holdings, Inc. 2.875% 20213	1,250	1,281
Roche Holdings, Inc. 3.35% 20243	3,050	3,163
Roche Holdings, Inc. 2.375% 20273	725	689
Royal Dutch Shell PLC 1.375% 2019	2,000	1,988
Royal Dutch Shell PLC 1.75% 2021	1,740	1,717
Ryerson Inc. 11.00% 20223	835	937
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	250	258
Saudi Arabia (Kingdom of) 2.894% 20223	1,900	1,911
Saudi Arabia (Kingdom of) 3.628% 20273	1,900	1,942
Saudi Arabia (Kingdom of) 3.625% 20283	3,840	3,800
Scentre Group 3.50% 20253	600	604
Scentre Group 3.75% 20273	300	305
Schlumberger BV 4.00% 20253	1,460	1,532
Scientific Games Corp. 7.00% 20223	325	346
Shire PLC 1.90% 2019	2,000	1,997
Shire PLC 2.40% 2021	4,350	4,338
Shire PLC 2.875% 2023	445	443
Shire PLC 3.20% 2026	405	400
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,547
Sirius XM Radio Inc 3.875% 20223	300	308
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,271
Skandinaviska Enskilda Banken AB 2.80% 2022	5,100	5,183
Slovenia (Republic of) 4.75% 20183	1,010	1,028
SM Energy Co. 6.50% 2021	375	381
SM Energy Co. 5.625% 2025	450	430
SoftBank Group Corp. 4.50% 20203	1,425	1,474
Solera Holdings, Inc. 10.50% 20243	150	172
Sotheby’s Holdings, Inc. 5.25% 20223	300	309
Southwestern Energy Co. 4.10% 2022	1,240	1,203
Southwestern Energy Co. 7.50% 2026	155	161
Southwestern Energy Co. 7.75% 2027	235	244
Starwood Property Trust, Inc. 5.00% 2021	350	366
State Grid Overseas Investment Ltd. 3.50% 20273	5,600	5,715
Statoil ASA 3.70% 2024	1,950	2,064
Statoil ASA 4.25% 2041	1,000	1,046
Sunoco LP 6.25% 2021	630	662
Sweden (Kingdom of) 1.125% 20193	3,000	2,969
Talen Energy Corp. 4.625% 20193	350	347
Targa Resources Partners LP 4.125% 2019	1,000	1,011
Targa Resources Partners LP 6.75% 2024	390	425
Teco Finance, Inc. 5.15% 2020	75	80
Teekay Corp. 8.50% 2020	2,100	2,142
Tenet Healthcare Corp. 4.375% 2021	100	102
Tenet Healthcare Corp. 4.625% 20243	421	417
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	181

American Funds Insurance Series — Global Bond Fund — Page 133 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Tenet Healthcare Corp., First Lien, 6.00% 2020	$100	$107
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,973
Tennessee Valley Authority 5.88% 2036	500	689
Tennessee Valley Authority 5.25% 2039	1,300	1,711
Tesoro Logistics LP 5.50% 2019	520	550
Tesoro Logistics LP 5.25% 2025	300	323
Teva Pharmaceutical Finance Company BV 1.40% 2018	380	379
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	260
Teva Pharmaceutical Finance Company BV 2.80% 2023	135	129
Teva Pharmaceutical Finance Company BV 3.15% 2026	145	134
Teva Pharmaceutical Finance Company BV 4.10% 2046	140	118
Thermo Fisher Scientific Inc. 2.40% 2019	390	393
TI Automotive Ltd. 8.75% 20233	325	346
Transocean Inc. 9.00% 20233	350	379
Trilogy International Partners, LLC 8.875% 20223	950	993
Turkey (Republic of) 6.25% 2022	1,880	2,067
Turkey (Republic of) 6.75% 2040	210	234
U.S. Treasury 1.375% 2020	66,325	65,861
U.S. Treasury 1.375% 2020	5,900	5,858
U.S. Treasury 1.375% 2020	3,450	3,431
U.S. Treasury 1.625% 2020	2,500	2,501
U.S. Treasury 1.625% 2020	540	540
U.S. Treasury 1.75% 2020	10,300	10,317
U.S. Treasury 1.125% 202113	43,160	42,308
U.S. Treasury 1.375% 2021	5,000	4,932
U.S. Treasury 1.75% 2021	6,000	5,980
U.S. Treasury 2.00% 2021	23,450	23,637
U.S. Treasury 1.875% 2022	2,650	2,644
U.S. Treasury 2.25% 2025	15,750	15,739
U.S. Treasury 2.00% 2026	55,335	53,882
U.S. Treasury 2.25% 2027	20,450	20,311
U.S. Treasury 3.00% 2047	16,225	16,681
U.S. Treasury Inflation-Protected Security 0.125% 20221	121,718	121,699
U.S. Treasury Inflation-Protected Security 0.125% 20241	7,010	6,940
U.S. Treasury Inflation-Protected Security 0.625% 20241	32,759	33,455
U.S. Treasury Inflation-Protected Security 0.25% 20251	11,472	11,356
U.S. Treasury Inflation-Protected Security 0.375% 20251	5,677	5,677
U.S. Treasury Inflation-Protected Security 2.375% 20251	1,493	1,706
U.S. Treasury Inflation-Protected Security 0.625% 20261	9,993	10,125
U.S. Treasury Inflation-Protected Security 0.375% 20271	1,824	1,801
U.S. Treasury Inflation-Protected Security 0.75% 20421	677	654
U.S. Treasury Inflation-Protected Security 0.625% 20431	1,278	1,194
U.S. Treasury Inflation-Protected Security 1.375% 20441	6,134	6,767
U.S. Treasury Inflation-Protected Security 0.75% 20451	696	664
U.S. Treasury Inflation-Protected Security 1.00% 20461	24,382	24,730
Ultra Petroleum Corp. 6.875% 20223	455	465
Ultra Petroleum Corp. 7.125% 20253	250	253
UniCredit SPA 3.75% 20223	1,750	1,795
UniCredit SPA 4.625% 20273	1,350	1,420
Unisys Corp. 10.75% 20223	425	473
United Mexican States 4.75% 2044	3,200	3,306
UnitedHealth Group Inc. 2.70% 2020	520	530
UnitedHealth Group Inc. 3.75% 2025	485	515
Vale Overseas Ltd. 6.25% 2026	1,310	1,493
Various Purpose G.O. Bonds, 7.60% 2040	4,210	6,592

American Funds Insurance Series — Global Bond Fund — Page 134 of 191

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Various Purpose G.O. Bonds, 7.625% 2040	$285	$437
Verizon Communications Inc. 4.50% 2033	1,920	1,974
Verizon Communications Inc. 4.125% 2046	1,814	1,655
Virgin Australia Holdings Ltd. 8.50% 20193	325	343
Volkswagen Group of America Finance, LLC 2.45% 20193	545	549
VPI Escrow Corp. 6.375% 20203	2,250	2,258
VRX Escrow Corp. 6.125% 20253	1,325	1,168
WEA Finance LLC 2.70% 20193	1,185	1,196
WEA Finance LLC 3.25% 20203	3,030	3,096
WEA Finance LLC 3.75% 20243	535	546
Weatherford International PLC 8.25% 2023	1,025	1,058
Weatherford International PLC 6.50% 2036	650	561
Weatherford International PLC 6.75% 2040	1,280	1,130
WellPoint, Inc. 2.30% 2018	585	588
Wells Fargo & Co. 3.584% 2028	900	912
Western Gas Partners LP 4.00% 2022	1,500	1,553
Western Gas Partners LP 3.95% 2025	2,900	2,917
Westfield Corp. Ltd. 3.15% 20223	245	248
Williams Companies, Inc. 3.70% 2023	715	715
Williams Partners LP 4.125% 2020	375	393
Williams Partners LP 5.25% 2020	225	242
Williams Partners LP 4.50% 2023	760	810
Williams Partners LP 4.30% 2024	1,380	1,457
Wind Acquisition SA 7.375% 20213	2,000	2,081
Windstream Holdings, Inc. 7.75% 2021	1,675	1,256
WM. Wrigley Jr. Co 3.375% 20203	515	531
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	643	665
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20253	400	418
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20273	150	153
Ziggo Bond Finance BV 5.50% 20273	1,200	1,233
Zimmer Holdings, Inc. 3.15% 2022	790	804
		1,114,932
Total bonds, notes & other debt instruments (cost: $2,143,968,000)		2,188,830
Convertible stocks 0.05% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%8,9	329	226
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%8,9	37	18
		244
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		941
Total convertible stocks (cost: $1,202,000)		1,185
Common stocks 0.05% U.S. dollars 0.05%
Warrior Met Coal, Inc.3,9	23,443	541
Corporate Risk Holdings I, Inc.8,9,10,14	25,840	452
Corporate Risk Holdings Corp.8,9,10,14	131	—

American Funds Insurance Series — Global Bond Fund — Page 135 of 191

unaudited

Common stocks U.S. dollars (continued)	Shares	Value (000)
CEVA Group PLC8,9,14	431	$216
NII Holdings, Inc.14	129,368	60
Atrium Corp.3,9,10,14	2	—
Total common stocks (cost: $3,941,000)		1,269
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—
Short-term securities 10.58%	Principal?amount (000)
American Honda Finance Corp. 1.20% due 12/14/2017	$ 8,000	7,980
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.20% due 10/12/2017	10,700	10,695
Bridgestone Americas, Inc. 1.09% due 10/2/20173	17,500	17,498
Egyptian Treasury Bills 15.61%–17.04% due 10/3/2017–4/3/2018	EGP159,000	8,626
Federal Home Loan Bank 1.05%–1.08% due 10/11/2017–10/16/2017	$25,000	24,992
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	136,095
Mitsubishi UFJ Trust and Banking Corp. 1.29% due 10/17/20173	$10,000	9,994
Nigerian Treasury Bills 16.65%–16.91% due 7/5/2018–9/13/2018	NGN3,314,200	7,938
Québec (Province of) 1.20% due 12/4/20173	$25,000	24,948
Wal-Mart Stores, Inc. 1.09% due 10/30/20173	9,800	9,791
Total short-term securities (cost: $257,529,000)		258,557
Total investment securities 100.19% (cost: $2,406,640,000)		2,449,841
Other assets less liabilities (0.19)%		(4,544)
Net assets 100.00%		$2,445,297

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 9/30/201716 (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	135	December 2017	$13,500	$18,134	$(246)
30 Year Ultra U.S. Treasury Bond Futures	Long	85	December 2017	8,500	14,036	(262)
10 Year U.S. Treasury Note Futures	Long	79	December 2017	7,900	9,900	(111)
5 Year U.S. Treasury Note Futures	Long	574	January 2018	57,400	67,445	(492)
90 Day Euro Dollar Futures	Short	220	March 2018	(55,000)	(54,126)	41
						$(1,070)

American Funds Insurance Series — Global Bond Fund — Page 136 of 191

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
EUR10,490	USD12,418	Citibank	10/4/2017	$(16)
USD14,045	AUD17,700	Bank of America, N.A.	10/5/2017	162
USD2,430	MXN43,220	HSBC Bank	10/5/2017	59
JPY445,496	USD4,086	Goldman Sachs	10/5/2017	(126)
JPY835,989	USD7,666	Bank of America, N.A.	10/5/2017	(235)
JPY1,698,519	USD15,577	Citibank	10/5/2017	(478)
GBP5,633	USD7,238	JPMorgan Chase	10/6/2017	313
USD5,893	ILS21,304	Bank of America, N.A.	10/6/2017	(135)
JPY898,535	USD8,342	JPMorgan Chase	10/10/2017	(353)
CHF5,774	USD6,112	Goldman Sachs	10/11/2017	(145)
EUR10,390	USD12,520	Goldman Sachs	10/11/2017	(232)
NOK31,011	DKK24,600	Citibank	10/12/2017	(15)
JPY392,473	USD3,556	Citibank	10/12/2017	(66)
JPY903,903	USD8,400	HSBC Bank	10/12/2017	(362)
JPY995,096	USD9,250	Barclays Bank PLC	10/12/2017	(401)
EUR14,702	USD17,615	JPMorgan Chase	10/13/2017	(226)
JPY1,655,674	USD15,184	UBS AG	10/13/2017	(460)
GBP18,703	EUR20,750	Bank of America, N.A.	10/16/2017	529
USD9,163	CNH60,000	Citibank	10/16/2017	142
USD5,315	NZD7,300	Citibank	10/16/2017	44
SEK40,418	USD5,037	Bank of America, N.A.	10/16/2017	(70)
JPY1,310,000	USD12,031	HSBC Bank	10/16/2017	(379)
SEK30,059	USD3,733	Barclays Bank PLC	10/17/2017	(39)
EUR17,147	PLN73,500	HSBC Bank	10/18/2017	146
USD4,883	MXN87,000	Bank of America, N.A.	10/18/2017	121
EUR5,726	GBP5,090	Goldman Sachs	10/18/2017	(51)
SEK60,114	USD7,534	Barclays Bank PLC	10/18/2017	(145)
USD6,124	PLN21,950	Citibank	10/19/2017	109
EUR5,439	USD6,500	Citibank	10/19/2017	(65)
NOK37,200	USD4,741	Bank of America, N.A.	10/19/2017	(68)
SEK123,798	USD15,545	Citibank	10/19/2017	(328)
USD5,767	AUD7,261	Goldman Sachs	10/20/2017	72
USD9,055	ILS31,900	JPMorgan Chase	10/20/2017	24
EUR5,586	USD6,695	Goldman Sachs	10/20/2017	(86)
USD12,495	PLN44,600	Citibank	10/23/2017	273
USD8,052	CAD9,850	Goldman Sachs	10/23/2017	157
USD5,448	AUD6,800	Bank of America, N.A.	10/23/2017	115
USD4,975	PLN17,827	JPMorgan Chase	10/23/2017	90
USD5,715	INR369,000	Bank of America, N.A.	10/23/2017	84
JPY1,346,098	USD12,160	Barclays Bank PLC	10/23/2017	(183)
JPY2,218,752	USD19,957	UBS AG	10/23/2017	(215)
JPY846,335	USD7,804	HSBC Bank	10/23/2017	(273)
JPY3,713,145	USD33,394	JPMorgan Chase	10/23/2017	(356)
USD8,204	PLN29,500	Bank of America, N.A.	10/25/2017	120
USD8,115	AUD10,200	UBS AG	11/6/2017	118
USD2,943	ZAR39,200	UBS AG	11/6/2017	66
USD3,182	AUD4,000	Bank of America, N.A.	11/6/2017	46
USD23,526	INR1,543,300	JPMorgan Chase	11/6/2017	14
EUR5,084	USD6,087	Goldman Sachs	11/6/2017	(65)
JPY2,265,955	USD20,147	Bank of America, N.A.	11/8/2017	29
JPY1,392,273	USD12,380	JPMorgan Chase	11/8/2017	17

American Funds Insurance Series — Global Bond Fund — Page 137 of 191

unaudited

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2017 (000)
Purchases (000)	Sales (000)
JPY883,802	USD7,856	Goldman Sachs	11/8/2017	$14
USD13,177	AUD16,760	Citibank	11/9/2017	37
USD3,193	BRL10,100	HSBC Bank	11/9/2017	22
USD18,099	MXN327,616	Bank of America, N.A.	11/10/2017	234
USD8,201	MXN149,400	Citibank	11/10/2017	54
USD8,213	PLN30,200	Bank of America, N.A.	11/10/2017	(63)
EUR17,250	USD20,816	UBS AG	11/10/2017	(381)
GBP5,926	EUR6,700	JPMorgan Chase	11/22/2017	12
JPY351,002	USD3,161	Citibank	11/22/2017	(34)
EUR6,645	USD8,001	Bank of America, N.A.	11/22/2017	(123)
USD12,183	MXN220,900	JPMorgan Chase	1/4/2018	239
USD7,605	INR504,900	Citibank	3/26/2018	32
USD138,524	JPY15,300,000	Citibank	5/21/2018	812
				$(1,868)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
7.34%	28-day MXN-TIIE	7/24/2018	MXN1,118,072	$10	$—	$10
7.325%	28-day MXN-TIIE	7/25/2018	1,737,000	5	—	5
7.32%	28-day MXN-TIIE	7/26/2018	1,144,928	1	—	1
1.6505%	3-month USD-LIBOR	3/21/2019	$85,000	(3)	—	(3)
1.572%	3-month USD-LIBOR	9/16/2020	10,000	(79)	—	(79)
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL108,000	390	—	390
0.0735%	6-month EURIBOR	9/28/2021	€98,000	(104)	—	(104)
0.099%	6-month EURIBOR	10/3/2021	100,000	—	—	—
6.775%	28-day MXN-TIIE	6/20/2022	MXN280,000	(17)	—	(17)
6.73%	28-day MXN-TIIE	6/20/2022	340,000	(55)	—	(55)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr140,000	(1)	—	(1)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF2,540,000	(429)	—	(428)
6-month HUF-BUBOR	2.46%	7/10/2027	3,700,000	(401)	—	(401)
6-month HUF-BUBOR	2.51%	7/11/2027	6,250,000	(785)	—	(785)
3-month USD-LIBOR	2.556%	11/27/2045	$10,000	(51)	—	(51)
3-month USD-LIBOR	2.116%	4/15/2046	2,250	200	—	199
3-month USD-LIBOR	1.909%	10/11/2046	5,750	774	—	774
3-month USD-LIBOR	2.659%	2/8/2047	6,000	(164)	—	(164)
3-month USD-LIBOR	2.696%	3/7/2047	4,500	(160)	—	(160)
6-month EURIBOR	1.4162%	3/8/2047	€2,200	115	—	115
					$—	$(754)

American Funds Insurance Series — Global Bond Fund — Page 138 of 191

unaudited

1	Index-linked bond whose principal amount moves with a government price index.
2	Step bond; coupon rate will increase at a later date.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $243,519,000, which represented 9.96% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,880,000, which represented .28% of the net assets of the fund.
6	Coupon rate may change periodically.
7	Scheduled interest and/or principal payment was not received.
8	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,560,000, which represented .10% of the net assets of the fund.
10	Value determined using significant unobservable inputs.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Purchased on a TBA basis.
13	A portion of this security was pledged as collateral. The total value of pledged collateral was $13,128,000, which represented .54% of the net assets of the fund.
14	Security did not produce income during the last 12 months.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$3,450	$3,502.14%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	225	221.01
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	4/3/2013	334	226.01
CEVA Group PLC	3/10/2010	998	216.01
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	3/10/2010	52	18.00
Corporate Risk Holdings I, Inc.	8/31/2015	287	452.02
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$5,346	$4,635.19%

Key to abbreviations and symbols
ARS = Argentine pesos	INR = Indian rupees
AUD/A$ = Australian dollars	JPY/¥ = Japanese yen
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
BUBOR = Budapest Interbank Offered Rate	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH = Chinese yuan renminbi	NZD = New Zealand dollars
COP = Colombian pesos	PEN = Peruvian nuevos soles
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	PLN = Polish zloty
DKK/DKr = Danish kroner	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	THB = Thai baht
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
HUF = Hungarian forints	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
ZAR = South African rand

American Funds Insurance Series — Global Bond Fund — Page 139 of 191

High-Income Bond Fund

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 94.80% Corporate bonds & notes 93.82% Energy 19.79%	Principal?amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20211,2,3,4	$5,601	$417
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20201,2,3,4	7,533	5,617
American Energy (Permian Basin) 7.125% 20205	7,545	6,526
American Energy (Permian Basin) 7.375% 20215	6,770	5,873
American Midstream Partners, LP, 8.50% 20215	1,675	1,738
Antero Resources Corp. 5.375% 2024	1,085	1,128
Ascent Resources-Marcellus LLC 10.00% 20225	1,475	1,589
Blackstone CQP Holdco LP, 6.00% 20215,6	1,600	1,572
Blackstone CQP Holdco LP, 6.50% 20215,6	19,925	20,224
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20225	2,000	2,085
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.609% 20212,3,4	1,325	1,417
Cheniere Energy, Inc. 7.00% 2024	610	696
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.554% 20194	2,220	2,214
Chesapeake Energy Corp. 4.875% 2022	4,850	4,535
Chesapeake Energy Corp. 8.00% 20225	3,258	3,527
Chesapeake Energy Corp. 8.00% 20255	8,825	8,935
Chesapeake Energy Corp. 8.00% 20255	1,200	1,215
Chesapeake Energy Corp. 8.00% 20275	3,300	3,275
CONSOL Energy Inc. 5.875% 2022	12,574	12,763
Continental Resources Inc. 5.00% 2022	725	740
Convey Park Energy LLC 7.50% 20255	2,250	2,337
DCP Midstream Operating LP 4.95% 2022	5,325	5,551
DCP Midstream Operating LP 3.875% 2023	2,105	2,073
Denbury Resources Inc. 9.00% 20215	851	835
Diamond Offshore Drilling, Inc. 7.875% 2025	2,525	2,680
Diamond Offshore Drilling, Inc. 5.70% 2039	641	530
Diamond Offshore Drilling, Inc. 4.875% 2043	3,260	2,461
Enbridge Energy Partners, LP 7.375% 2045	1,120	1,447
Enbridge Inc. 5.50% 2077	1,300	1,320
Enbridge Inc., Series A, 6.00% 2077	2,225	2,364
Energy Transfer Partners, LP 5.875% 2024	4,500	4,854
Energy Transfer Partners, LP 5.50% 2027	2,970	3,141
Ensco PLC 5.20% 2025	1,100	930
Ensco PLC 5.75% 2044	4,645	3,356
EP Energy Corp. 9.375% 2020	1,600	1,340
EP Energy Corp. 8.00% 20245	1,300	1,320
Extraction Oil & Gas Holdings LLC 7.875% 20215	2,700	2,862
Extraction Oil & Gas, Inc. 7.375% 20245	75	78
Genesis Energy, LP 6.75% 2022	2,300	2,363
Genesis Energy, LP 6.50% 2025	3,525	3,503
Gulfport Energy Corp. 6.375% 2025	900	915
Jonah Energy LLC 7.25% 20255	4,525	4,565
Jupiter Resources Inc. 8.50% 20225	2,025	1,463
Laredo Petroleum, Inc. 6.25% 2023	725	750
Murphy Oil Corp. 6.875% 2024	1,400	1,496

American Funds Insurance Series — High-Income Bond Fund — Page 140 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Murphy Oil Corp. 5.75% 2025	$575	$594
Murphy Oil Corp. 5.625% 2027	2,100	2,265
Murray Energy Corp., Term Loan B2, (3-month USD-LIBOR + 7.25%) 8.583% 20202,3,4	1,137	1,045
Murray Energy Corp. 11.25% 20215	3,150	1,890
NGL Energy Partners LP 6.875% 2021	6,415	6,447
NGL Energy Partners LP 7.50% 2023	1,700	1,700
NGL Energy Partners LP 6.125% 2025	3,865	3,614
NGPL PipeCo LLC 4.375% 20225	1,395	1,451
NGPL PipeCo LLC 4.875% 20275	3,945	4,144
NGPL PipeCo LLC 7.768% 20375	1,570	1,962
Noble Corp. PLC 7.70% 2025	3,135	2,696
Noble Corp. PLC 8.70% 2045	2,650	2,213
NuStar Logistics, LP 5.625% 2027	3,000	3,172
ONEOK, Inc. 7.50% 2023	1,250	1,499
Parsley Energy, Inc. 6.25% 20245	500	529
Parsley Energy, Inc. 5.25% 20255	500	511
Parsley Energy, Inc. 5.375% 20255	650	667
PDC Energy Inc. 7.75% 2022	3,455	3,600
Peabody Energy Corp. 6.00% 20225	1,125	1,166
Peabody Energy Corp. 6.375% 20255	850	877
Petrobras Global Finance Co. 6.125% 2022	1,960	2,112
Petrobras Global Finance Co. 6.25% 2024	1,395	1,494
Petrobras Global Finance Co. 7.375% 2027	1,330	1,467
Petrobras Global Finance Co. 5.999% 20285	1,663	1,665
Petróleos Mexicanos 6.75% 20475	2,240	2,376
QGOG Constellation SA 9.50% 20243,5,7	6,105	4,701
Range Resources Corp. 5.00% 20225	575	577
Range Resources Corp. 4.875% 2025	1,175	1,163
Rice Energy Inc. 7.25% 2023	750	814
Seven Generations Energy Ltd. 5.375% 20255	950	958
SM Energy Co. 6.50% 2021	750	761
SM Energy Co. 6.125% 2022	750	756
SM Energy Co. 5.625% 2025	3,525	3,366
SM Energy Co. 6.75% 2026	475	477
Southwestern Energy Co. 4.10% 2022	8,915	8,648
Southwestern Energy Co. 7.50% 2026	1,705	1,773
Southwestern Energy Co. 7.75% 2027	2,225	2,311
Sunoco LP 6.25% 2021	5,950	6,250
Sunoco LP 6.375% 2023	1,200	1,281
Tallgrass Energy Partners, LP 5.50% 20245	2,575	2,659
Tapstone Energy Inc. 9.75% 20225	2,075	1,862
Targa Resources Partners LP 4.125% 2019	5,525	5,587
Targa Resources Partners LP 6.75% 2024	1,910	2,082
Targa Resources Partners LP 5.125% 2025	375	388
Teekay Corp. 8.50% 2020	11,443	11,672
Tesoro Logistics LP 6.25% 2022	450	481
Tesoro Logistics LP 5.25% 2025	2,150	2,311
Transocean Inc. 8.375% 2021	1,855	1,989
Transocean Inc. 9.00% 20235	3,725	4,032
Transocean Inc. 7.75% 20243,5	1,781	1,924
Tullow Oil PLC 6.00% 2020	525	524
Ultra Petroleum Corp. 6.875% 20225	5,365	5,479
Ultra Petroleum Corp. 7.125% 20255	1,675	1,694
Weatherford International PLC 7.75% 2021	2,310	2,411

American Funds Insurance Series — High-Income Bond Fund — Page 141 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Weatherford International PLC 4.50% 2022	$1,715	$1,604
Weatherford International PLC 9.875% 20245	915	1,011
Weatherford International PLC 6.50% 2036	5,615	4,843
Weatherford International PLC 6.75% 2040	7,755	6,844
Weatherford International PLC 5.95% 2042	700	578
Williams Companies, Inc. 3.70% 2023	3,240	3,240
Williams Companies, Inc. 4.55% 2024	500	520
WPX Energy Inc. 7.50% 2020	469	512
WPX Energy Inc. 6.00% 2022	600	623
YPF SA 6.95% 20275	1,325	1,408
		291,890
Materials 12.35%
AK Steel Holding Corp. 7.625% 2021	2,000	2,090
AK Steel Holding Corp. 6.375% 2025	1,325	1,312
AK Steel Holding Corp. 7.00% 2027	525	537
Aleris International, Inc. 7.875% 2020	1,485	1,492
Aleris International, Inc. 9.50% 20215	3,080	3,296
Anglo American Capital PLC 4.125% 20215	500	521
ArcelorMittal 6.125% 2025	500	578
ArcelorMittal 7.25% 2041	7,055	8,387
Ardagh Group SA 7.125% 20237	450	482
Ardagh Packaging Finance 6.00% 20255	1,250	1,327
Axalta Coating Systems LLC 4.875% 20245	1,000	1,045
Ball Corp. 4.375% 2020	2,000	2,108
Ball Corp. 5.25% 2025	250	275
Berry Plastics Corp. 5.50% 2022	650	679
Building Materials Corp. 6.00% 20255	650	712
BWAY Holding Co., 7.25% 20255	3,525	3,640
Bway Parent Co. Inc., 5.50% 20245	750	785
CEMEX SAB de CV 7.75% 20265	1,725	1,986
CF Industries, Inc. 3.45% 2023	220	218
CF Industries, Inc. 4.50% 20265	1,230	1,289
CF Industries, Inc. 4.95% 2043	3,910	3,636
CF Industries, Inc. 5.375% 2044	165	158
Chemours Co. 6.625% 2023	2,910	3,110
Chemours Co. 7.00% 2025	1,670	1,858
Chemours Co. 5.375% 2027	700	730
Cliffs Natural Resources Inc. 5.75% 20255	15,000	14,456
Cliffs Natural Resources Inc. 6.25% 2040	1,735	1,456
Commercial Metals Co. 5.375% 2027	700	737
Consolidated Energy Finance SA 6.875% 20255	2,250	2,365
CVR Partners, LP 9.25% 20235	320	342
First Quantum Minerals Ltd. 7.00% 20215	9,263	9,576
First Quantum Minerals Ltd. 7.25% 20225	2,675	2,765
First Quantum Minerals Ltd. 7.25% 20235	1,225	1,265
First Quantum Minerals Ltd. 7.50% 20255	12,000	12,315
Flex Acquisition Company, Inc. 6.875% 20255	2,075	2,158
FMG Resources 9.75% 20225	7,555	8,514
Freeport-McMoRan Inc. 3.55% 2022	6,715	6,629
Freeport-McMoRan Inc. 3.875% 2023	500	495
Freeport-McMoRan Inc. 6.875% 2023	1,000	1,095
Georgia Gulf Corp. 4.625% 2021	3,325	3,441
Georgia Gulf Corp. 4.875% 2023	800	832

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
H.I.G. Capital, L.L.C. 6.75% 20245	$3,249	$3,245
Hexion Inc. 6.625% 2020	2,250	2,025
Hexion Inc. 10.375% 20225	575	555
Huntsman Corp. 5.75% 20255	3,485	3,633
Huntsman International LLC 4.875% 2020	2,470	2,627
INEOS Group Holdings SA 5.625% 20245	875	911
Kraton Corp. 7.00% 20255	500	539
Nova Chemicals Corp 4.875% 20245	2,525	2,563
Novelis Corp. 6.25% 20245	1,195	1,249
Novelis Corp. 5.875% 20265	3,000	3,052
Olin Corp. 5.125% 2027	600	629
Owens-Illinois, Inc. 5.00% 20225	560	595
Owens-Illinois, Inc. 5.875% 20235	3,140	3,476
Owens-Illinois, Inc. 6.375% 20255	2,125	2,408
Platform Specialty Products Corp. 10.375% 20215	3,682	4,023
Platform Specialty Products Corp. 6.50% 20225	1,525	1,584
Rayonier Advanced Materials Inc. 5.50% 20245	2,940	2,863
Reynolds Group Inc. 5.75% 2020	2,195	2,236
Reynolds Group Inc. 7.00% 20245	2,755	2,939
Ryerson Inc. 11.00% 20225	5,736	6,439
Scotts Miracle-Gro Co. 5.25% 2026	650	687
Sealed Air Corp. 5.25% 20235	830	898
Sealed Air Corp. 5.125% 20245	490	530
SPCM SA 4.875% 20255	2,100	2,179
Steel Dynamics, Inc. 4.125% 20255	1,175	1,187
Summit Materials, Inc. 6.125% 2023	350	371
Summit Materials, Inc. 5.125% 20255	4,475	4,622
SunCoke Energy Partners, LP, 7.50% 20255	1,950	2,023
Teck Resources Ltd. 3.75% 2023	550	559
Tembec Industries Inc. 9.00% 20195	350	360
Trinseo SA 5.375% 20255	1,895	1,954
Tronox Ltd. 5.75% 20255	1,095	1,125
United States Steel Corp. 7.375% 2020	800	876
United States Steel Corp. 6.875% 2025	2,050	2,106
Vale Overseas Ltd. 6.875% 2039	1,530	1,756
Valvoline Inc. 4.375% 20255	2,050	2,089
Zekelman Industries Inc. 9.875% 20235	520	588
		182,193
Health care 12.21%
Acadia Healthcare Co., Inc. 5.625% 2023	550	580
Alere Inc. 6.50% 2020	660	673
Centene Corp. 5.625% 2021	1,305	1,361
Centene Corp. 4.75% 2022	6,515	6,833
Centene Corp. 6.125% 2024	2,800	3,034
Centene Corp. 4.75% 2025	5,025	5,226
Change Healthcare Holdings, LLC 5.75% 20255	2,000	2,045
Community Health Systems Inc. 8.00% 2019	500	489
Community Health Systems Inc. 6.25% 2023	350	347
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20212,3,4	5,857	4,521
Concordia Healthcare Corp. 9.50% 20225	795	143
Concordia Healthcare Corp. 7.00% 20235	6,590	1,104
DaVita HealthCare Partners Inc. 5.125% 2024	750	748
DaVita HealthCare Partners Inc. 5.00% 2025	2,815	2,783

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
DJO Finance LLC 8.125% 20215	$3,760	$3,619
Eagle Holding Co II LLC 7.625% 20225,7	1,000	1,040
Endo International PLC 5.75% 20225	3,535	3,120
Endo International PLC 5.375% 20235	600	492
Endo International PLC 6.00% 20235	4,335	3,598
Endo International PLC 5.875% 20245	2,100	2,210
Endo International PLC 6.00% 20255	3,345	2,726
HCA Inc. 7.50% 2022	360	414
HCA Inc. 5.875% 2023	625	681
HCA Inc. 5.00% 2024	5,025	5,364
HCA Inc. 5.375% 2025	650	687
HCA Inc. 5.25% 2026	1,100	1,188
HCA Inc. 5.875% 2026	1,805	1,942
HCA Inc. 4.50% 2027	2,025	2,076
HCA Inc. 7.50% 2033	315	359
HCA Inc. 7.75% 2036	205	234
HCA Inc. 5.50% 2047	1,750	1,818
Healthsouth Corp. 5.75% 2024	2,075	2,135
Healthsouth Corp. 5.75% 2025	2,480	2,592
IMS Health Holdings, Inc. 5.00% 20265	2,350	2,497
inVentiv Health, Inc. 7.50% 20245	1,500	1,673
Kindred Healthcare, Inc. 8.00% 2020	800	790
Kinetic Concepts, Inc. 7.875% 20215	990	1,041
Kinetic Concepts, Inc. 12.50% 20215	5,088	5,686
Mallinckrodt PLC 4.875% 20205	4,160	4,160
Mallinckrodt PLC 5.625% 20235	1,955	1,830
MEDNAX, Inc. 5.25% 20235	275	289
Molina Healthcare, Inc. 5.375% 2022	10,285	10,651
Molina Healthcare, Inc. 4.875% 20255	3,975	3,935
Multiplan, Inc. 7.125% 20245	300	323
PAREXEL International Corp. 6.375% 20255	955	955
Prestige Brands International Inc. 6.375% 20245	900	972
Quintiles Transnational Corp. 4.875% 20235	2,625	2,743
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,7,8,9	6,527	6,143
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.583% 20182,3,4,8,9	2,976	2,961
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.083% 20192,3,4,8,9	2,300	2,288
Tenet Healthcare Corp. 4.375% 2021	3,805	3,876
Tenet Healthcare Corp. 6.75% 2023	2,675	2,571
Tenet Healthcare Corp. 4.625% 20245	4,042	4,007
Tenet Healthcare Corp. 5.125% 20255	450	445
Tenet Healthcare Corp., First Lien, 4.75% 2020	4,050	4,192
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,160	4,444
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,355	1,388
Teva Pharmaceutical Finance Company BV 2.80% 2023	500	479
Teva Pharmaceutical Finance Company BV 3.15% 2026	750	692
Valeant Pharmaceuticals International, Inc. 5.375% 20205	3,800	3,809
Valeant Pharmaceuticals International, Inc. 6.375% 20205	6,190	6,211
Valeant Pharmaceuticals International, Inc. 5.625% 20215	1,175	1,105
Valeant Pharmaceuticals International, Inc. 7.50% 20215	2,590	2,590
Valeant Pharmaceuticals International, Inc. 6.50% 20225	675	714
Valeant Pharmaceuticals International, Inc. 7.25% 20225	1,150	1,126
Valeant Pharmaceuticals International, Inc. 5.875% 20235	7,660	6,789
Valeant Pharmaceuticals International, Inc. 7.00% 20245	2,400	2,562

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 6.125% 20255	$17,595	$15,506
Vizient Inc. 10.375% 20245	985	1,135
WellCare Health Plans, Inc. 5.25% 2025	1,250	1,319
		180,079
Consumer discretionary 11.37%
AMC Networks Inc. 4.75% 2025	700	709
American Axle & Manufacturing Holdings, Inc. 6.50% 20275	2,775	2,806
Boyd Gaming Corp. 6.875% 2023	1,455	1,561
Boyd Gaming Corp. 6.375% 2026	1,450	1,586
Cablevision Systems Corp. 6.75% 2021	4,475	4,956
Cablevision Systems Corp. 5.50% 20275	1,200	1,251
CBS Corp. 7.25% 20245	950	1,019
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20245	1,350	1,436
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,070
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20255	550	571
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20265	2,600	2,701
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	10,320	10,862
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	3,125	3,176
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,563	12,453
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.25% 20242,3,4	2,090	2,081
Constellation Merger Sub Inc. 8.50% 20255	2,125	2,093
CRC Escrow Issuer LLC 5.25% 20255	2,050	2,050
Cumulus Media Inc. 7.75% 2019	2,630	782
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 20202,3,4	3,625	2,999
Delphi Automotive PLC 5.00% 20255	420	428
Delta 2 (Formula One), Term Loan B3, 4.235% 20242,3,4	1,190	1,196
DISH DBS Corp. 5.125% 2020	350	368
DISH DBS Corp. 5.875% 2022	1,050	1,118
DISH DBS Corp. 5.00% 2023	450	463
DISH DBS Corp.5.875% 2024	450	473
DISH DBS Corp. 7.75% 2026	400	460
Dollar Tree Inc. 5.25% 2020	325	334
Dollar Tree Inc. 5.75% 2023	625	662
Fertitta Entertainment, Inc. 8.75% 20255	2,100	2,142
Goodyear Tire & Rubber Co. 4.875% 2027	750	774
Hanesbrands Inc. 4.625% 20245	1,160	1,214
Hanesbrands Inc. 4.875% 20265	500	522
iHeartCommunications, Inc. 9.00% 2019	10,385	7,971
iHeartCommunications, Inc. 10.625% 2023	515	368
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.083% 20192,3,4	4,350	3,367
International Game Technology 6.25% 20225	200	222
Landry’s, Inc. 6.75% 20245	2,100	2,129
Levi Strauss & Co. 5.00% 2025	750	794
Liberty Global PLC 6.125% 20255	900	964
Limited Brands, Inc. 6.875% 2035	1,175	1,152
LKQ Corp. 4.75% 2023	950	989
Loral Space & Communications Inc. 8.875% 20245	1,225	1,383
McGraw-Hill Global Education Holdings, LLC 7.875% 20245	225	223
MDC Partners Inc. 6.50% 20245	650	658
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	110	115
Melco Crown Entertainment Ltd. 5.875% 20195	1,750	1,842
Meritage Homes Corp. 5.125% 2027	1,875	1,884
MGM Growth Properties LLC 5.625% 2024	1,525	1,660

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
MGM Resorts International 7.75% 2022	$750	$878
MGM Resorts International 6.00% 2023	3,050	3,370
MGM Resorts International 4.625% 2026	450	458
Mohegan Tribal Gaming Authority 7.875% 20245	975	1,046
NBC Universal Enterprise, Inc. 5.25% 20495	835	893
Neiman Marcus Group LTD Inc. 8.00% 20215	675	354
Neiman Marcus Group LTD Inc. 9.50% 20215,7	1,670	793
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.481% 20202,3,4	3,509	2,626
Netflix, Inc. 5.75% 2024	1,480	1,617
NMG Finco PLC 5.75% 20225	2,710	2,799
Petsmart, Inc. 7.125% 20235	4,480	3,507
Petsmart, Inc. 5.875% 20255	5,140	4,510
Petsmart, Inc. 8.875% 20255	4,070	3,241
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.24% 20222,3,4	3,436	2,925
Playa Resorts Holding BV 8.00% 20205	1,888	1,973
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,150	5,305
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20242,3	600	601
Schaeffler Verwaltungs 4.75% 20265,7	950	970
Scientific Games Corp. 7.00% 20225	2,925	3,111
Scientific Games Corp. 10.00% 2022	262	291
Service Corp. International 5.375% 2024	245	261
Sirius XM Radio Inc 3.875% 20225	2,375	2,441
Sirius XM Radio Inc 5.375% 20255	647	684
Six Flags Entertainment Corp. 4.875% 20245	700	714
Sotheby’s Holdings, Inc. 5.25% 20225	2,490	2,565
Tenneco Inc. 5.00% 2026	975	1,002
Tesla, Inc. 5.30% 20255	2,300	2,252
TI Automotive Ltd. 8.75% 20235	2,260	2,407
Univision Communications Inc. 6.75% 20225	500	520
Univision Communications Inc. 5.125% 20235	2,975	3,042
Univision Communications Inc. 5.125% 20255	700	708
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.985% 20242,3,4	72	71
Warner Music Group 5.625% 20225	2,114	2,207
Warner Music Group 5.00% 20235	2,670	2,767
Warner Music Group 4.875% 20245	1,100	1,136
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20235	2,668	2,758
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20255	6,525	6,811
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20275	725	740
ZF Friedrichshafen AG 4.75% 20255	1,200	1,271
		167,662
Telecommunication services 10.64%
Altice NV 6.625% 20235	835	887
Altice NV 5.50% 20265	1,300	1,375
Altice NV 7.50% 20265	1,250	1,378
CenturyLink, Inc. 6.75% 2023	2,250	2,285
CenturyLink, Inc. 7.50% 2024	2,313	2,400
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20205	3,967	4,061
Cincinnati Bell Inc. 7.00% 20245	1,050	1,029
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.57% 20252,3,4	1,063	1,076
Digicel Group Ltd. 8.25% 20205	2,350	2,304
Frontier Communications Corp. 8.50% 2020	3,000	2,918
Frontier Communications Corp. 8.875% 2020	3,000	2,905
Frontier Communications Corp. 9.25% 2021	1,275	1,122

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Frontier Communications Corp. 8.75% 2022	$200	$164
Frontier Communications Corp. 10.50% 2022	5,930	5,189
Frontier Communications Corp. 11.00% 2025	10,787	9,223
Inmarsat PLC 4.875% 20225	3,500	3,588
Inmarsat PLC 6.50% 20245	4,200	4,536
Intelsat Jackson Holding Co. 7.25% 2020	2,975	2,878
Intelsat Jackson Holding Co. 5.50% 2023	1,850	1,577
Level 3 Communications, Inc. 5.125% 2023	2,150	2,192
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.97% 2020 (100% PIK)2,3,4,7	15,529	14,610
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,167
Neptune Finco Corp. (Altice NV) 10.125% 20235	1,925	2,226
Neptune Finco Corp. (Altice NV) 6.625% 20255	2,525	2,771
Numericable Group SA 6.00% 20225	675	706
Numericable Group SA 7.375% 20265	3,400	3,676
SoftBank Group Corp. 4.50% 20205	7,200	7,446
Softbank Group Corp., Subordinated 6.875% (undated)	1,550	1,599
Sprint Corp. 7.25% 2021	3,740	4,165
Sprint Corp. 11.50% 2021	5,355	6,833
Sprint Corp. 7.875% 2023	3,980	4,627
Sprint Corp. 7.125% 2024	2,025	2,283
Sprint Corp. 6.875% 2028	6,125	6,875
T-Mobile US, Inc. 6.375% 2025	3,075	3,319
T-Mobile US, Inc. 6.50% 2026	1,675	1,853
Trilogy International Partners, LLC 8.875% 20225	4,700	4,911
UPCB Finance IV Ltd. 5.375% 20255	950	993
Wind Acquisition SA 4.75% 20205	500	507
Wind Acquisition SA 7.375% 20215	10,250	10,666
Windstream Holdings, Inc. 7.75% 2020	350	282
Windstream Holdings, Inc. 7.75% 2021	7,725	5,794
Zayo Group Holdings, Inc. 6.00% 2023	200	213
Zayo Group Holdings, Inc. 6.375% 2025	2,225	2,406
Zayo Group Holdings, Inc. 5.75% 20275	4,325	4,595
Ziggo Bond Finance BV 5.875% 20255	950	995
Ziggo Bond Finance BV 5.50% 20275	5,225	5,367
		156,972
Industrials 8.19%
ACCO Brands Corp. 5.25% 20245	1,000	1,040
Allison Transmission Holdings, Inc. 5.00% 20245	2,675	2,783
Allison Transmission Holdings, Inc. 4.75% 20275	110	111
APX Group, Inc. 8.75% 2020	1,210	1,251
APX Group, Inc. 7.625% 20235	2,410	2,546
ARAMARK Corp. 5.125% 2024	650	691
Ashtead Group PLC 4.125% 20255	1,410	1,454
Ashtead Group PLC 4.375% 20275	750	773
Associated Materials, LLC 9.00% 20245	7,200	7,839
Avis Budget Group, Inc. 5.50% 2023	1,765	1,811
Bohai Financial Investment Holding Co., Ltd. 5.25% 20225	1,050	1,095
Bohai Financial Investment Holding Co., Ltd. 5.50% 20245	1,625	1,710
Brand Energy 8.5% 20255	3,055	3,315
Builders FirstSource, Inc. 10.75% 20235	3,410	3,904
Builders FirstSource, Inc. 5.625% 20245	4,835	5,131
CD&R Waterworks Merger Sub LLC, Term Loan B, (3-month USD-LIBOR + 3.00%) 4.455% 20242,3,4,5	700	704
CD&R Waterworks Merger Sub, LLC 6.125% 20255	1,725	1,786

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
CEVA Group PLC 9.00% 20215	$1,700	$1,577
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.814% 20212,3,4	592	574
Cloud Crane LLC, 10.125% 20245	1,175	1,307
CNH Capital LLC 4.875% 2021	350	373
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	36	37
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	190	197
Corporate Risk Holdings LLC 9.50% 20195	12,782	13,613
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,7,8,9	1,112	1,190
Covanta Holding Corp. 5.875% 2024	1,930	1,920
Covanta Holding Corp. 5.875% 2025	375	370
DAE Aviation Holdings, Inc. 10.00% 20235	7,065	7,860
Deck Chassis Acquisition Inc. 10.00% 20235	3,940	4,442
Dubai Aerospace Enterprise (DAE) Ltd. 4.5% 20225	700	719
Dubai Aerospace Enterprise (DAE) Ltd. 5.0% 20245	1,800	1,850
Euramax International, Inc. 12.00% 20205	3,125	3,414
GFL Environmental Inc., 5.625% 20225	1,325	1,385
Hardwoods Acquisition Inc 7.50% 20215	2,925	2,720
HD Supply, Inc. 5.75% 20245	650	697
Hertz Global Holdings Inc. 7.625% 20225	3,950	4,083
KAR Auction Services, Inc. 5.125% 20255	675	704
KLX Inc. 5.875% 20225	575	605
LSC Communications, Inc. 8.75% 20235	3,205	3,313
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.235% 20222,3,4	2,063	2,078
Multi-Color Corp. 4.875% 20255	3,225	3,273
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20215	3,425	2,851
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20225	650	675
Ply Gem Industries, Inc. 6.50% 2022	1,275	1,339
Prime Security Services Borrower, LLC 9.25% 20235	3,825	4,231
PrimeSource Building Products Inc 9.00% 20235	171	183
R.R. Donnelley & Sons Co. 7.875% 2021	2,675	2,836
R.R. Donnelley & Sons Co. 6.50% 2023	2,400	2,340
Sensata Technologies Holding NV 6.25% 20265	1,000	1,100
TransDigm Inc. 5.50% 2020	1,725	1,753
United Rentals, Inc. 7.625% 2022	220	229
United Rentals, Inc. 4.625% 2025	3,075	3,121
United Rentals, Inc. 5.875% 2026	225	245
United Rentals, Inc. 4.875% 2028	550	553
Virgin Australia Holdings Ltd. 8.50% 20195	2,125	2,245
Virgin Australia Holdings Ltd. 7.875% 20215	800	835
		120,781
Information technology 7.47%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	2,048
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.567% 20252,3,4	4,375	4,472
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 4.25% 20242,3,4	425	430
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20252,3,4	1,925	1,980
Blackboard Inc. 9.75% 20215	25	22
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.304% 20212,3,4	262	254
BMC Software, Inc. 9.00% 20195,7	1,550	1,552
BMC Software, Inc. 8.125% 20215	4,115	4,233
Camelot Finance SA 7.875% 20245	3,335	3,602
Cardtronics Inc 5.50% 20255	1,975	2,025
EchoStar Corp. 6.625% 2026	3,100	3,325
First Data Corp. 5.375% 20235	2,775	2,910

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
First Data Corp. 7.00% 20235	$4,505	$4,822
First Data Corp. 5.00% 20245	2,025	2,110
First Data Corp. 5.75% 20245	2,525	2,651
Gartner, Inc. 5.125% 20255	1,500	1,586
Genesys Telecommunications Laboratories, Inc. 10.00% 20245	3,050	3,454
Genesys Telecommunications Laboratories, Inc., Term Loan B2, (3-month USD-LIBOR + 3.75%) 5.083% 20232,3,4	571	575
Gogo Inc. 12.50% 20225	10,675	12,196
GTT Communications, Inc. 7.875% 20245	1,650	1,757
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,709
Infor (US), Inc. 5.75% 20205	750	773
Infor (US), Inc. 6.50% 2022	2,775	2,891
Infor Software 7.125% 20215,7	3,475	3,554
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.07% 20242,3,4	1,565	1,559
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 8.82% 20252,3,4	2,475	2,470
j2 Global, Inc. 6.00% 20255	1,130	1,188
JDA Software Group, Inc. 7.375% 20245	200	205
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.735% 20232,3,4	695	699
Kronos Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 4.812% 20232,3,4	744	749
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 20242,3,4	7,870	8,140
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20242,3,4	3,925	3,948
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.50% 20252,3,4	875	878
NXP BV and NXP Funding LLC 4.125% 20205	1,000	1,049
NXP BV and NXP Funding LLC 4.125% 20215	250	262
PE Cortes NP Holdings LLC 12.00% 20225,7	1,375	1,552
PE Cortes NP Holdings LLC 9.25% 20245	1,825	2,062
Qorvo, Inc. 7.00% 2025	1,350	1,546
Solera Holdings, Inc. 10.50% 20245	2,850	3,259
Symantec Corp 5.00% 20255	650	681
Tempo Acquisition LLC 6.75% 20255	1,650	1,671
Unisys Corp. 10.75% 20225	7,275	8,093
VeriSign, Inc. 5.25% 2025	2,320	2,517
VeriSign, Inc. 4.75% 2027	1,900	1,967
Western Digital Corp. 10.50% 2024	600	707
		110,133
Utilities 4.01%
AES Corp. 8.00% 2020	701	808
AES Corp. 7.375% 2021	5,625	6,455
AES Corp. 4.875% 2023	340	350
AES Corp. 5.50% 2024	2,915	3,057
AES Corp. 7.75% 20245	1,000	1,074
AES Corp. 5.50% 2025	3,475	3,670
AES Corp. 6.00% 2026	3,900	4,212
AES Corp. 5.125% 2027	1,515	1,557
AmeriGas Partners, LP 5.50% 2025	2,675	2,762
Calpine Corp. 6.00% 20225	425	441
Calpine Corp. 5.375% 2023	2,435	2,381
Calpine Corp. 5.875% 20245	570	592
Calpine Corp. 5.75% 2025	1,385	1,314
Calpine Corp. 5.25% 20265	5,525	5,525
Dynegy Finance Inc. 7.375% 2022	3,485	3,651
Dynegy Finance Inc. 7.625% 2024	260	271
Dynegy Inc. 8.125% 20265	1,600	1,650

American Funds Insurance Series — High-Income Bond Fund — Page 149 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Emera Inc. 6.75% 2076	$3,700	$4,227
Enel Società per Azioni 8.75% 20735	2,000	2,427
Mississippi Power Co. 4.25% 2042	930	887
NRG Energy, Inc. 6.25% 2022	4,885	5,154
NRG Energy, Inc. 7.25% 2026	500	539
NRG Energy, Inc. 6.625% 2027	3,065	3,226
Talen Energy Corp. 4.625% 20195	2,978	2,948
		59,178
Financials 3.62%
Ally Financial Inc. 8.00% 2020	1,915	2,159
Ally Financial Inc. 5.125% 2024	2,825	3,070
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,272
Carlyle Group LP 6.375% 20225	1,000	1,043
Carlyle Group LP 6.25% 20255	695	711
CIT Group Inc. 3.875% 2019	6,835	6,980
Fortress Investment Group LLC 6.75% 20225	1,000	1,045
General Motors Acceptance Corp. 7.50% 2020	1,470	1,657
Hub International Ltd., 7.875% 20215	875	912
Icahn Enterprises Finance Corp. 6.25% 2022	2,050	2,142
International Lease Finance Corp. 8.25% 2020	875	1,024
iStar Financial Inc. 4.00% 2017	2,125	2,127
Jefferies Finance, LLC 7.25% 20245	1,850	1,859
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	1,695	1,748
Ladder Capital Corp. 5.25% 20255	1,850	1,837
Liberty Mutual Group Inc., Series A, 7.80% 20875	1,200	1,518
LPL Financial Holdings Inc. 5.75% 20255	2,600	2,704
MGIC Investment Corp. 5.75% 2023	1,025	1,130
Navient Corp. 4.875% 2019	3,100	3,216
Navient Corp. 6.50% 2022	1,575	1,673
Navient Corp. 5.50% 2023	3,935	3,999
Navient Corp. 6.75% 2025	1,800	1,877
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5	1,265	1,445
Springleaf Finance Corp. 8.25% 2020	1,175	1,331
Starwood Property Trust, Inc. 5.00% 2021	2,150	2,250
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	1,610	1,660
		53,389
Real estate 2.21%
Communications Sales & Leasing, Inc. 6.00% 20235	2,450	2,352
Communications Sales & Leasing, Inc. 8.25% 2023	2,823	2,505
Crescent Resources 8.875% 20215	1,275	1,358
Equinix, Inc. 5.75% 2025	275	297
Equinix, Inc. 5.875% 2026	1,725	1,900
Equinix, Inc. 5.375% 2027	1,750	1,907
Gaming and Leisure Properties, Inc. 5.375% 2026	920	1,006
Howard Hughes Corp. 5.375% 20255	4,950	5,061
Iron Mountain Inc. 6.00% 2023	350	372
Iron Mountain Inc. 5.75% 2024	5,975	6,192
Iron Mountain Inc. 4.875% 20275	2,055	2,104
Medical Properties Trust, Inc. 5.00% 2027	1,000	1,028
Realogy Corp. 4.50% 20195	1,825	1,880
Realogy Corp. 4.875% 20235	3,550	3,665

American Funds Insurance Series — High-Income Bond Fund — Page 150 of 191

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
SBA Communications Corp. 4.00% 20225	$300	$302
SBA Communications Corp. 4.875% 2022	700	725
		32,654
Consumer staples 1.96%
B&G Foods, Inc. 5.25% 2025	1,050	1,074
BJ’s Wholesale Club, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.982% 20242,3,4	3,011	2,893
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.74% 20252,3,4	4,275	4,104
Chobani LLC 7.50% 20255	1,855	2,029
Cott Beverages Inc. 5.50% 20255	675	704
Darling Ingredients Inc. 5.375% 2022	750	780
First Quality Enterprises, Inc. 5.00% 20255	700	724
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.735% 20232,3,4	4,740	4,788
Kronos Acquisition Holdings Inc. 9.00% 20235	1,630	1,593
Pilgrim’s Pride Corp. 5.75% 20255	2,095	2,168
Pilgrim’s Pride Corp. 5.875% 20275	1,185	1,218
Pinnacle Foods Inc. 5.875% 2024	650	692
Post Holdings, Inc. 8.00% 20255	1,550	1,759
Post Holdings, Inc. 5.00% 20265	700	700
Reynolds American Inc. 5.85% 2045	850	1,043
Spectrum Brands Inc. 6.125% 2024	750	807
Vector Group Ltd. 6.125% 20255	1,750	1,816
		28,892
Total corporate bonds & notes		1,383,823
U.S. Treasury bonds & notes 0.67% U.S. Treasury 0.67%
U.S. Treasury 1.25% 201910	10,000	9,972
Total U.S. Treasury bonds & notes		9,972
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 26.25% 20204	ARS33,325	2,037
Argentine Republic 18.20% 2021	12,500	753
		2,790
Municipals 0.12%
Illinois Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,870	1,739
Total bonds, notes & other debt instruments (cost: $1,367,260,000)		1,398,324
Convertible bonds 0.35% Consumer discretionary 0.11%
DISH DBS Corp. 3.375% 2026	1,435	1,613
Energy 0.03%
Golar LNG Ltd., convertible notes 2.75% 20225	550	520

American Funds Insurance Series — High-Income Bond Fund — Page 151 of 191

unaudited

Convertible bonds Miscellaneous 0.21%	Principal?amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$3,056
Total convertible bonds (cost: $5,009,000)		5,189
Convertible stocks 0.99% Industrials 0.30%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%6,8	4,788	3,280
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%6,8	2,212	1,105
		4,385
Information technology 0.05%
Alibaba Mandatory Exchangeable Trust, convertible preferred5	3,300	648
Telecommunication services 0.01%
Frontier Communications Corp., Series A, convertible preferred	10,000	192
Miscellaneous 0.63%
Other convertible stocks in initial period of acquisition		9,301
Total convertible stocks (cost: $17,196,000)		14,526
Common stocks 0.98% Information technology 0.26%
Corporate Risk Holdings I, Inc.6,8,9,11	218,504	3,822
Corporate Risk Holdings Corp.6,8,9,11	1,104	—
		3,822
Materials 0.24%
Warrior Met Coal, Inc.5,8	155,189	3,585
Industrials 0.19%
CEVA Group PLC6,8,11	5,622	2,811
Atrium Corp.5,8,9,11	361	—
		2,811
Energy 0.08%
Ascent Resources NR Corp.6,8,9,11	6,297,894	1,197
Telecommunication services 0.04%
NII Holdings, Inc.11	1,150,555	529
Health care 0.03%
Rotech Healthcare Inc.6,8,9,11	201,793	403

American Funds Insurance Series — High-Income Bond Fund — Page 152 of 191

unaudited

Common stocks Consumer discretionary 0.00%	Shares	Value (000)
Adelphia Recovery Trust, Series Arahova8,9,11	388,601	$2
Adelphia Recovery Trust, Series ACC-18,9,11	449,306	—
		2
Miscellaneous 0.14%
Other common stocks in initial period of acquisition		2,055
Total common stocks (cost: $35,258,000)		14,404
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights5,11,12	41,035	40
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 20226,8,9,11	1	—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $66,000)		40
Short-term securities 1.45%	Principal?amount (000)
General Electric Co. 1.08% due 10/2/2017	$10,600	10,599
U.S. Treasury Bill 1.11% due 1/11/2018	10,800	10,770
Total short-term securities (cost: $21,365,000)		21,369
Total investment securities 98.57% (cost: $1,446,154,000)		1,453,852
Other assets less liabilities 1.43%		21,127
Net assets 100.00%		$1,474,979

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$276	$—	$276
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	(14)	—	(14)
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(3)	—	(3)
					$—	$259

American Funds Insurance Series — High-Income Bond Fund — Page 153 of 191

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$72,500	$(5,606)	$(5,134)	$(472)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	22,000	(1,727)	(1,655)	(72)
					$(6,789)	$(544)

1	Scheduled interest and/or principal payment was not received.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $97,256,000, which represented 6.59% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $719,966,000, which represented 48.81% of the net assets of the fund.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
7	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $34,158,000, which represented 2.32% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,322,000, which represented .29% of the net assets of the fund.
11	Security did not produce income during the last 12 months.
12	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$19,925	$20,224	1.37%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	5/2/2013	4,855	3,280.22
CEVA Group PLC	3/10/2010-5/2/2013	6,128	2,811.19
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	3/10/2010-8/22/2014	2,214	1,105.07
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,572.11
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total private placement securities		$ 34,722	$28,992	1.96%

Key to abbreviations and symbol
ARS = Argentine pesos
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — High-Income Bond Fund — Page 154 of 191

Mortgage Fund

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 98.30% Mortgage-backed obligations 63.11% Federal agency mortgage-backed obligations 58.76%	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20361	$5,272	$5,609
Fannie Mae 4.00% 20361	603	641
Fannie Mae 4.00% 20361	491	522
Fannie Mae 5.00% 20361	84	86
Fannie Mae 4.00% 20471	7,939	8,364
Fannie Mae 4.00% 20471	5,242	5,522
Fannie Mae 4.00% 20471	4,865	5,125
Fannie Mae 4.00% 20471	3,907	4,116
Fannie Mae 4.00% 20471,2	1,300	1,366
Freddie Mac 5.00% 20341	1,645	1,804
Freddie Mac 4.00% 20361	6,110	6,503
Freddie Mac 4.00% 20361	1,096	1,159
Freddie Mac 3.50% 20451	10,264	10,685
Freddie Mac 4.00% 20471,2	40,000	42,106
Freddie Mac 4.00% 20471	9,844	10,369
Freddie Mac 4.00% 20471,2	7,854	8,254
Freddie Mac 4.50% 20471,2	3,700	3,966
Freddie Mac Pool #760014 2.974% 20451,3	3,128	3,229
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 20201	4,005	4,056
Freddie Mac, Series K031, Class A2, multifamily 3.30% 20231,3	4,722	4,948
Freddie Mac, Series K032, Class A2, multifamily 3.31% 20231,3	1,250	1,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20561	1,866	1,871
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20561	1,524	1,538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	1,702	1,728
Government National Mortgage Assn. 3.75% 20341	1,428	1,502
Government National Mortgage Assn. 3.75% 20381	851	899
Government National Mortgage Assn. 3.75% 20391	918	969
Government National Mortgage Assn. 4.00% 20391	570	584
Government National Mortgage Assn. 6.00% 20391	296	335
Government National Mortgage Assn. 4.00% 20401	395	405
Government National Mortgage Assn. 5.50% 20401	2,444	2,736
Government National Mortgage Assn. 4.50% 20411	60	62
Government National Mortgage Assn. 5.00% 20411	1,356	1,455
Government National Mortgage Assn. 5.00% 20411	918	958
Government National Mortgage Assn. 6.50% 20411	696	765
Government National Mortgage Assn. 3.50% 20421	478	487
Government National Mortgage Assn. 3.50% 20421	317	330
Government National Mortgage Assn. 3.50% 20421	229	232
Government National Mortgage Assn. 3.50% 20431	2,467	2,588
Government National Mortgage Assn. 3.50% 20431	1,967	2,062
Government National Mortgage Assn. 3.50% 20431	1,764	1,836
Government National Mortgage Assn. 3.50% 20431	1,337	1,394
Government National Mortgage Assn. 3.50% 20431	1,134	1,180
Government National Mortgage Assn. 3.50% 20431	528	534
Government National Mortgage Assn. 3.50% 20431	219	228

American Funds Insurance Series — Mortgage Fund — Page 155 of 191

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 3.75% 20441	$939	$992
Government National Mortgage Assn. 4.25% 20441	1,773	1,901
Government National Mortgage Assn. 4.00% 20461	1,499	1,553
Government National Mortgage Assn. 4.00% 20471	12,943	13,668
Government National Mortgage Assn. 4.00% 20471	4,860	5,135
Government National Mortgage Assn. 4.50% 20471,2	4,950	5,269
Government National Mortgage Assn. 4.685% 20651	1,117	1,168
Government National Mortgage Assn. 4.696% 20651	665	696
Government National Mortgage Assn. 4.737% 20651	1,862	1,952
Government National Mortgage Assn. 4.62% 20661	1,917	2,048
Government National Mortgage Assn. 5.20% 20661	282	289
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20281	4,636	4,694
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	736	753
		196,536
Collateralized mortgage-backed (privately originated) 4.28%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.187% 20241,3	27	27
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.437% 20241,3	1	1
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.637% 20251,3	61	61
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,3,4	1,046	1,055
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.085% 20191,3,4	1,620	1,620
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,4,5	316	320
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,3,4,5	306	309
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4,5	359	359
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20271,4,5	690	690
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,3,4	1,342	1,337
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20561,3,4	525	524
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,3,4	951	953
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	2,478	2,496
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,3,4	2,179	2,194
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,3,4	2,349	2,378
		14,324
Commercial mortgage-backed securities 0.07%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.341% 20491,3	221	221
Total mortgage-backed obligations		211,081
Federal agency bonds & notes 18.92%
Fannie Mae 1.875% 2022	3,000	2,994
Fannie Mae 2.00% 2022	40,000	40,150
Federal Home Loan Bank 1.375% 2021	3,000	2,969
Federal Home Loan Bank 1.875% 2021	10,000	10,015
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,157
		63,285
U.S. Treasury bonds & notes 11.66% U.S. Treasury inflation-protected securities 7.71%
U.S. Treasury Inflation-Protected Security 0.375% 20256,7	10,529	10,528
U.S. Treasury Inflation-Protected Security 0.625% 20266,7	4,502	4,561
U.S. Treasury Inflation-Protected Security 2.125% 20417	123	156

American Funds Insurance Series — Mortgage Fund — Page 156 of 191

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 20427	$6,971	$6,736
U.S. Treasury Inflation-Protected Security 1.375% 20447	3,440	3,795
		25,776
U.S. Treasury 3.95%
U.S. Treasury 1.50% 2020	444	443
U.S. Treasury 2.00% 2021	300	303
U.S. Treasury 1.875% 2022	5,000	4,996
U.S. Treasury 2.125% 2022	1,000	1,007
U.S. Treasury 2.50% 2024	2,500	2,557
U.S. Treasury 3.00% 2047	3,800	3,907
		13,213
Total U.S. Treasury bonds & notes		38,989
Asset-backed obligations 4.55%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92% 20191	213	213
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20201	438	438
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	540	540
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C, 2.15% 20201	325	326
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.317% 20251,3,4	250	250
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.314% 20251,3,4	300	300
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.237% 20261,3,4	500	502
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.668% 20241,3,4	357	357
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20231,4	314	314
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20191,4	146	146
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,4	78	78
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20191,4	338	338
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,4	400	399
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20201,4	104	104
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20191	470	470
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20191	740	740
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,4	330	329
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20201,4	410	410
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.605% 20231,3,4	212	212
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.284% 20251,3,4	250	250
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20211,4	1,075	1,074
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.538% 20231,3,4	94	95
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,4	1,823	1,825
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.279% 20251,3,4	234	235
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20191	147	147
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20191,4	39	39
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20201	1,335	1,335
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20201	482	482
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20201	409	410
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.814% 20231,3	238	244
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.637% 20251,3	23	23
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.294% 20251,3,4	246	246
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.334% 20251,3,4	360	360
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.254% 20261,3,4	450	451
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,4	1,010	1,011
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20201,4	525	525
		15,218

American Funds Insurance Series — Mortgage Fund — Page 157 of 191

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes 0.06% Financials 0.06%	Principal?amount (000)	Value (000)
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20191,3,4,5,8	$214	$214
Total bonds, notes & other debt instruments (cost: $326,876,000)		328,787
Short-term securities 19.66%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.37% due 11/16/2017	5,000	4,992
Coca-Cola Co. 1.22% due 12/6/20174	10,000	9,978
Federal Home Loan Bank 1.00%–1.07% due 10/20/2017–12/6/2017	22,979	22,952
Freddie Mac 1.02% due 11/20/2017	3,750	3,745
General Electric Co. 1.08% due 10/2/2017	9,100	9,099
Mitsubishi UFJ Trust and Banking Corp. 1.35% due 11/16/20174	5,000	4,992
Private Export Funding Corp. 1.26% due 11/17/20174	5,000	4,992
Svenska Handelsbanken Inc. 1.28% due 11/29/20174	5,000	4,990
Total short-term securities (cost: $65,737,000)		65,740
Total investment securities 117.96% (cost: $392,613,000)		394,527
Other assets less liabilities (17.96)%		(60,056)
Net assets 100.00%		$334,471

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 9/30/201710 (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
30 Day Federal Funds Futures	Long	208	October 2017	$86,673	$85,673	$39
20 Year U.S. Treasury Bond Futures	Long	48	December 2017	4,800	7,335	(115)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	December 2017	500	826	(13)
10 Year Ultra U.S. Treasury Note Futures	Short	63	December 2017	(6,300)	(8,463)	98
5 Year U.S. Treasury Note Futures	Long	2,229	January 2018	222,900	261,907	(1,821)
						$(1,812)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
U.S. EFFR	1.17865%	11/1/2017	$500,000	$(10)	$—	$(10)
U.S. EFFR	1.1745%	11/1/2017	1,000,000	(20)	—	(20)
U.S. EFFR	1.2165%	11/1/2017	700,000	(42)	—	(42)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	316	—	316
3-month USD-LIBOR	1.225%	9/22/2021	11,500	313	—	313
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	370	—	370
3-month USD-LIBOR	2.24%	12/5/2026	10,500	11	—	11
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(12)	—	(12)
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(577)	—	(577)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(276)	—	(276)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(289)	—	(289)

American Funds Insurance Series — Mortgage Fund — Page 158 of 191

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
3-month USD-LIBOR	3.2265%	9/25/2044	$3,000	$(428)	$—	$(428)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	11	—	11
3-month USD-LIBOR	2.454%	1/15/2045	3,200	51	—	51
3-month USD-LIBOR	2.516%	10/20/2045	2,500	8	—	8
3-month USD-LIBOR	2.525%	10/20/2045	1,500	2	—	2
3-month USD-LIBOR	2.5315%	10/26/2045	4,000	—11	—	—11
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	3	—	3
3-month USD-LIBOR	2.4835%	12/3/2045	2,000	20	—	20
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(28)	—	(28)
3-month USD-LIBOR	2.4095%	1/14/2046	1,500	39	—	39
3-month USD-LIBOR	2.33725%	2/1/2046	5,000	207	—	207
					$—	$(331)

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,251,000, which represented 14.73% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,892,000, which represented .57% of the net assets of the fund.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,531,000, which represented 2.55% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Value determined using significant unobservable inputs.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.
11	Amount less than one thousand.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Mortgage Fund — Page 159 of 191

Ultra-Short Bond Fund

Investment portfolio

September 30, 2017

unaudited

Short-term securities 99.63% Commercial paper 73.85%	Principal?amount (000)	Value (000)
American Honda Finance Corp. 1.20% due 12/14/2017	$9,000	$8,977
ANZ New Zealand (International) Ltd. 1.28% due 11/30/20171	5,000	4,989
Apple Inc. 1.24% due 12/5/20171	10,000	9,979
Bank of New York Mellon Corp. 1.18% due 12/5/2017	8,000	7,982
Bridgestone Americas, Inc. 1.09% due 10/2/20171	10,500	10,499
CAFCO, LLC 1.28% due 10/3/20171	10,000	9,999
Canadian Imperial Bank of Commerce 1.15% due 10/12/20171	10,500	10,496
Chariot Funding, LLC 1.30% due 11/13/20171	10,000	9,984
Cisco Systems, Inc. 1.18% due 10/4/20171	10,000	9,998
Coca-Cola Co. 1.12% due 10/17/20171	10,000	9,994
Estée Lauder Companies Inc. 1.14% due 10/10/20171	8,500	8,497
Hershey Co. 1.13% due 10/2/20171	5,000	4,999
John Deere Financial Inc. 1.21% due 10/23/20171	12,300	12,291
Kells Funding, LLC 1.31% due 12/7/20171	5,000	4,988
Liberty Street Funding Corp. 1.21% due 11/2/20171	10,200	10,188
Mizuho Bank, Ltd. 1.26% due 11/2/20171	10,000	9,989
Old Line Funding, LLC 1.21% due 10/25/20171	10,000	9,991
Paccar Financial Corp. 1.20% due 10/27/2017	8,700	8,692
Pfizer Inc. 1.18% due 12/18/20171	10,000	9,974
Prudential Funding, LLC 1.13% due 10/13/2017	10,000	9,995
Qualcomm Inc. 1.12% due 10/11/20171	7,400	7,397
Sumitomo Mitsui Banking Corp. 1.30% due 11/13/20171	10,000	9,985
Svenska Handelsbanken Inc. 1.26% due 12/6/20171	6,200	6,186
Toyota Motor Credit Corp. 1.16% due 10/16/2017	10,000	9,995
Victory Receivables Corp. 1.33% due 11/14/20171	10,000	9,984
		226,048
Federal agency discount notes 18.27%
Fannie Mae 1.05% due 11/6/2017	15,000	14,986
Federal Home Loan Bank 1.01%–1.08% due 10/4/2017–12/27/2017	28,900	28,865
Freddie Mac 1.03% due 11/10/2017	12,100	12,087
		55,938
Bonds & notes of governments & government agencies outside the U.S. 7.51%
Caisse d’Amortissement de la Dette Sociale 1.26%–1.27% due 10/2/2017–10/23/20171	11,700	11,696
CPPIB Capital Inc. 1.12% due 10/18/20171	11,300	11,293
		22,989
Total short-term securities (cost: $304,981,000)		304,975
Total investment securities 99.63% (cost: $304,981,000)		304,975
Other assets less liabilities 0.37%		1,136
Net assets 100.00%		$306,111

American Funds Insurance Series — Ultra-Short Bond Fund — Page 160 of 191

unaudited

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $203,396,000, which represented 66.45% of the net assets of the fund.

American Funds Insurance Series — Ultra-Short Bond Fund — Page 161 of 191

U.S. Government/AAA-Rated Securities Fund

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 97.97% U.S. Treasury bonds & notes 48.39% U.S. Treasury 39.50%	Principal?amount (000)	Value (000)
U.S. Treasury 0.75% 2019	$2,000	$1,975
U.S. Treasury 3.625% 2020	10,000	10,485
U.S. Treasury 1.125% 2021	31,950	31,143
U.S. Treasury 1.125% 2021	7,971	7,777
U.S. Treasury 1.375% 2021	20,000	19,784
U.S. Treasury 1.75% 20211	40,540	40,404
U.S. Treasury 2.00% 2021	46,300	46,591
U.S. Treasury 2.00% 2021	44,350	44,704
U.S. Treasury 2.00% 2021	26,500	26,736
U.S. Treasury 2.00% 2021	4,000	4,029
U.S. Treasury 2.125% 2021	23,450	23,738
U.S. Treasury 2.25% 2021	64,745	65,867
U.S. Treasury 2.25% 2021	38,000	38,670
U.S. Treasury 3.625% 2021	3,800	4,040
U.S. Treasury 1.625% 2022	100	99
U.S. Treasury 1.75% 2022	198,300	197,007
U.S. Treasury 1.75% 2022	11,700	11,635
U.S. Treasury 1.875% 2022	63,000	62,943
U.S. Treasury 1.875% 2022	40,000	39,914
U.S. Treasury 2.00% 2022	16,010	16,042
U.S. Treasury 2.125% 2022	21,970	22,131
U.S. Treasury 1.50% 2023	26,020	25,358
U.S. Treasury 2.125% 2023	98,795	99,104
U.S. Treasury 1.875% 2024	57,000	55,983
U.S. Treasury 2.125% 2024	110,000	109,755
U.S. Treasury 2.50% 2024	44,000	45,009
U.S. Treasury 2.00% 2026	18,000	17,527
U.S. Treasury 6.25% 2030	2,980	4,227
U.S. Treasury 2.875% 2046	23,339	23,402
U.S. Treasury 2.75% 2047	21,841	21,351
U.S. Treasury 3.00% 2047	58,960	60,617
U.S. Treasury 3.00% 2047	17,140	17,615
		1,195,662
U.S. Treasury inflation-protected securities 8.89%
U.S. Treasury Inflation-Protected Security 0.125% 20202	10,714	10,767
U.S. Treasury Inflation-Protected Security 0.25% 20252	27,016	26,742
U.S. Treasury Inflation-Protected Security 0.375% 20252	85,986	85,978
U.S. Treasury Inflation-Protected Security 2.375% 20252	24,674	28,183
U.S. Treasury Inflation-Protected Security 0.375% 20272	38,027	37,640
U.S. Treasury Inflation-Protected Security 2.125% 20412	347	439
U.S. Treasury Inflation-Protected Security 0.75% 20422	21,331	20,612
U.S. Treasury Inflation-Protected Security 1.375% 20441,2	45,380	50,066

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 191

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 20462	$2,743	$2,782
U.S. Treasury Inflation-Protected Security 0.875% 20472	6,084	5,994
		269,203
Total U.S. Treasury bonds & notes		1,464,865
Mortgage-backed obligations 32.04% Federal agency mortgage-backed obligations 32.04%
Fannie Mae 2.986% 20173	231	231
Fannie Mae 6.50% 20283	208	237
Fannie Mae 3.00% 20363	29,572	30,137
Fannie Mae 4.00% 20363	16,094	17,118
Fannie Mae 4.00% 20363	9,570	10,181
Fannie Mae 4.00% 20363	7,922	8,426
Fannie Mae 4.00% 20363	2,423	2,577
Fannie Mae 3.00% 20373	18,907	19,263
Fannie Mae 6.50% 20373	55	61
Fannie Mae 7.00% 20373	86	97
Fannie Mae 7.00% 20373	21	23
Fannie Mae 6.00% 20383	37	38
Fannie Mae 4.50% 20413	1,351	1,463
Fannie Mae 5.00% 20413	949	1,057
Fannie Mae 5.00% 20413	654	729
Fannie Mae 5.00% 20413	495	553
Fannie Mae 5.00% 20413	364	407
Fannie Mae 3.50% 20453	7,662	7,936
Fannie Mae 3.50% 20453	5,614	5,815
Fannie Mae 3.50% 20463	3,064	3,174
Fannie Mae 3.50% 20473,4	5,300	5,452
Fannie Mae 4.00% 20473	45,573	48,010
Fannie Mae 4.00% 20473	34,459	36,301
Fannie Mae 4.00% 20473	24,578	25,892
Fannie Mae 4.00% 20473,4	15,000	15,789
Fannie Mae 4.00% 20473	5,428	5,718
Fannie Mae 4.00% 20473,4	1,000	1,051
Fannie Mae 4.50% 20473,4	101,580	109,012
Fannie Mae 4.50% 20473	4,612	4,953
Fannie Mae 4.50% 20473,4	2,800	3,002
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 20223	2,350	2,395
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 20223	2,000	2,063
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.341% 20233,5	2,050	2,129
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20243,5	3,825	4,038
Fannie Mae, Series 2001-4, Class GA, 9.286% 20253,5	1	1
Fannie Mae, Series 2001-4, Class NA, 9.453% 20253,5	2	2
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20363	165	141
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20413	83	98
Freddie Mac 5.50% 20243	566	600
Freddie Mac 3.00% 20353	7,840	8,007
Freddie Mac 5.00% 20403	1,184	1,294
Freddie Mac 5.00% 20413	2,194	2,437
Freddie Mac 4.00% 20433	517	552
Freddie Mac 3.50% 20463	28,293	29,322
Freddie Mac 4.00% 20473,4	90,000	94,739
Freddie Mac 4.00% 20473	57,289	60,349

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 191

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.00% 20473	$49,577	$52,224
Freddie Mac 4.00% 20473,4	19,742	20,749
Freddie Mac Pool #1H1354 3.016% 20363,5	358	378
Freddie Mac Pool #760014 2.974% 20453,5	2,502	2,583
Freddie Mac, Series KGRP, Class A, multifamily (1-month USD-LIBOR + 0.38%) 1.612% 20203,5	3,688	3,693
Freddie Mac, Series K013, Class A1, multifamily 2.902% 20203	556	565
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20203	187	189
Freddie Mac, Series K019, Class A1, multifamily 1.459% 20213	1,698	1,685
Freddie Mac, Series K031, Class A1, multifamily 2.778% 20223	1,049	1,069
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.634% 20233,5	45	45
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20233	1,735	1,752
Freddie Mac, Series K029, Class A2, multifamily 3.32% 20233	400	420
Freddie Mac, Series 3213, Class OG, principal only, 0% 20363	293	269
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20563	13,707	13,745
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20563	12,861	12,976
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	12,513	12,703
Government National Mortgage Assn. 3.75% 20343	1,343	1,413
Government National Mortgage Assn. 5.50% 20383	372	415
Government National Mortgage Assn. 5.50% 20383	141	157
Government National Mortgage Assn. 5.50% 20383	137	153
Government National Mortgage Assn. 5.50% 20383	115	129
Government National Mortgage Assn. 6.00% 20383	297	342
Government National Mortgage Assn. 6.50% 20383	493	570
Government National Mortgage Assn. 6.50% 20383	146	170
Government National Mortgage Assn. 5.00% 20393	719	789
Government National Mortgage Assn. 6.00% 20393	296	335
Government National Mortgage Assn. 4.50% 20403	584	629
Government National Mortgage Assn. 5.50% 20403	8,974	10,049
Government National Mortgage Assn. 4.50% 20413	1,608	1,721
Government National Mortgage Assn. 5.00% 20413	3,047	3,271
Government National Mortgage Assn. 3.00% 20423	63	65
Government National Mortgage Assn. 3.50% 20433	2,199	2,299
Government National Mortgage Assn. 4.50% 20453	3,611	3,862
Government National Mortgage Assn. 4.50% 20453	2,368	2,529
Government National Mortgage Assn. 4.50% 20453	—	1
Government National Mortgage Assn. 4.00% 20463	2,922	3,026
Government National Mortgage Assn. 4.00% 20473	85,823	90,683
Government National Mortgage Assn. 4.00% 20473,4	25,300	26,641
Government National Mortgage Assn. 4.00% 20473	13,712	14,496
Government National Mortgage Assn. 4.50% 20473,4	30,525	32,492
Government National Mortgage Assn. 4.50% 20473	2,269	2,425
Government National Mortgage Assn. 6.21% 20583	3	3
Government National Mortgage Assn. 4.623% 20613	842	860
Government National Mortgage Assn. 4.663% 20613	1,637	1,673
Government National Mortgage Assn. 4.664% 20613	1,328	1,361
Government National Mortgage Assn. 4.685% 20613	582	595
Government National Mortgage Assn. 4.70% 20613	3,701	3,756
Government National Mortgage Assn. 4.70% 20613	1,484	1,510
Government National Mortgage Assn. 4.72% 20613	220	223
Government National Mortgage Assn. 4.801% 20613	487	493
Government National Mortgage Assn. 5.091% 20613	1,450	1,499
Government National Mortgage Assn. 4.682% 20623	1,467	1,509
Government National Mortgage Assn. 4.756% 20623	75	77
Government National Mortgage Assn. 4.818% 20623	205	210

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 191

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 5.172% 20623	$118	$122
Government National Mortgage Assn. 4.702% 20633	95	98
Government National Mortgage Assn. 4.917% 20633	90	92
Government National Mortgage Assn. 4.719% 20643	1,134	1,166
Government National Mortgage Assn. 4.772% 20643	739	755
Government National Mortgage Assn. 4.868% 20643	358	367
Government National Mortgage Assn. 5.172% 20643	579	599
Government National Mortgage Assn. 5.175% 20643	585	605
Government National Mortgage Assn. 5.393% 20643	32	33
Government National Mortgage Assn. 6.48% 20643	381	393
Government National Mortgage Assn. 6.64% 20643	2,392	2,487
Government National Mortgage Assn. 4.676% 20653	1,302	1,330
Government National Mortgage Assn. Pool #892950 2.477% 20603,5	1,462	1,497
Government National Mortgage Assn. Pool #894475 3.477% 20633,5	4,413	4,648
Government National Mortgage Assn. Pool #AG8149 1.909% 20643,5	475	481
Government National Mortgage Assn. Pool #AG8156 2.367% 20643,5	693	707
Government National Mortgage Assn. Pool #894482 3.484% 20643,5	5,902	6,231
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 20593	90	90
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.417% 20603,5	12,463	12,881
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 1.93% 20623,5	2,816	2,841
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.013% 20623,5	3,213	3,250
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.604% 20173,5	165	165
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 1.634% 20203,5	123	123
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.636% 20203,5	417	417
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.681% 20203,5	287	288
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20333	9,242	9,448
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20353	8,310	8,502
Total mortgage-backed obligations		969,962
Federal agency bonds & notes 17.54%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20263	753	762
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20263	1,039	1,051
Fannie Mae 1.75% 2019	16,000	16,058
Fannie Mae 1.25% 2021	11,400	11,170
Fannie Mae 7.125% 2030	4,000	5,811
Federal Home Loan Bank 1.75% 2018	74,000	74,276
Federal Home Loan Bank 3.375% 2023	16,715	17,927
Federal Home Loan Bank 5.50% 2036	600	811
Freddie Mac 3.75% 2019	12,750	13,176
Private Export Funding Corp. 1.45% 2019	17,500	17,443
Private Export Funding Corp. 2.25% 2020	5,000	5,063
Private Export Funding Corp. 3.55% 2024	6,340	6,826
Small Business Administration, Series 2001-20K, 5.34% 20213	54	56
Small Business Administration, Series 2001-20J, 5.76% 20213	28	29
Small Business Administration, Series 2001-20F, 6.44% 20213	99	104
Small Business Administration, Series 2003-20B, 4.84% 20233	221	232
Tennessee Valley Authority 2.875% 2027	10,000	10,253
Tennessee Valley Authority 4.65% 2035	2,330	2,788
Tennessee Valley Authority 5.88% 2036	1,750	2,413

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 191

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal?amount (000)	Value (000)
Tennessee Valley Authority, Series A, 3.875% 2021	$32,975	$35,243
Tennessee Valley Authority, Series A, 4.625% 2060	250	303
TVA Southaven 3.846% 20333	1,418	1,440
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,992
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,623
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,110
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,212
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,086
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,128
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,681
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,677
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,840
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,300
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,666
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,454
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,383
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,224
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,774
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	663
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,885
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	89,976
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,103
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,332
United States Agency for International Development, Morocco (Kingdom of) 7.55% 20263	3,621	4,350
United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,682
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,940
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,452
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,325
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 20293	899	939
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 20323	988	1,041
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 20323	807	863
		530,936
Total bonds, notes & other debt instruments (cost: $2,952,574,000)		2,965,763
Short-term securities 13.75%
Apple Inc. 1.16% due 10/3/20176	40,000	39,995
Bank of Montreal 0% due 11/22/2017	40,000	40,002
BNP Paribas, New York Branch 1.36% due 11/30/2017	14,600	14,570
Ciesco LLC 1.25% due 11/16/20176	40,000	39,932
Coca-Cola Co. 1.22% due 12/6/20176	15,000	14,968
ExxonMobil Corp. 1.12% due 10/23/2017	10,000	9,993
General Electric Co. 1.08% due 10/2/2017	12,900	12,899
Private Export Funding Corp. 1.22% due 10/18/20176	35,900	35,878
Procter & Gamble Co. 1.13% due 11/2/20176	25,000	24,974
Qualcomm Inc. 1.19% due 12/5/20176	8,910	8,890
Svenska Handelsbanken Inc. 1.28% due 11/29/20176	10,600	10,578

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 191

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Short-term securities	Principal?amount (000)	Value (000)
U.S. Treasury Bill 1.09% due 12/7/2017	$90,000	$89,839
Wal-Mart Stores, Inc. 1.10% due 10/16/2017–10/23/20176	73,900	73,851
Total short-term securities (cost: $416,354,000)		416,369
Total investment securities 111.72% (cost: $3,368,928,000)		3,382,132
Other assets less liabilities (11.72)%		(354,760)
Net assets 100.00%		$3,027,372

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 9/30/20178 (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
30 Day Federal Funds Futures	Long	1,013	October 2017	$422,117	$417,242	$188
10 Year U.S. Treasury Note Futures	Long	2,409	December 2017	240,900	301,878	(2,216)
20 Year U.S. Treasury Bond Futures	Long	195	December 2017	19,500	29,798	(466)
10 Year Ultra U.S. Treasury Note Futures	Short	71	December 2017	(7,100)	(9,537)	38
30 Year Ultra U.S. Treasury Bond Futures	Short	151	December 2017	(15,100)	(24,934)	490
5 Year U.S. Treasury Note Futures	Long	12,753	January 2018	1,275,300	1,498,477	(10,648)
2 Year U.S. Treasury Note Futures	Short	384	January 2018	(76,800)	(82,830)	220
90 Day Euro Dollar Futures	Short	1,175	September 2018	(293,750)	(288,521)	(281)
90 Day Euro Dollar Futures	Short	625	December 2018	(156,250)	(153,336)	(220)
						$(12,895)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
U.S. EFFR	1.17865%	11/1/2017	$2,333,300	$(47)	$—	$(47)
U.S. EFFR	1.1745%	11/1/2017	4,666,700	(93)	—	(93)
U.S. EFFR	1.2165%	11/1/2017	4,800,000	(288)	—	(288)
U.S. EFFR	1.269%	1/31/2018	1,668,000	83	—	83
1.23%	U.S. EFFR	1/31/2018	1,964,000	(196)	—	(196)
U.S. EFFR	1.277%	5/2/2018	2,295,000	298	—	298
1.329%	U.S. EFFR	3/27/2019	131,000	(244)	—	(244)
1.32625%	U.S. EFFR	4/5/2019	68,800	(137)	—	(137)
1.34875%	U.S. EFFR	4/5/2019	120,000	(198)	—	(198)
1.337%	U.S. EFFR	6/8/2019	121,000	(295)	—	(295)
1.367%	U.S. EFFR	6/12/2019	60,500	(118)	—	(118)
1.37%	U.S. EFFR	6/14/2019	60,500	(116)	—	(116)
1.362%	U.S. EFFR	6/21/2019	60,500	(128)	—	(128)
1.351%	U.S. EFFR	6/28/2019	60,500	(143)	—	(143)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	601	—	601
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(68)	—	(68)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	1,649	—	1,649
3-month USD-LIBOR	1.225%	9/22/2021	60,000	1,631	—	1,631
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	136	—	136
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	(11)	—	(11)

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 191

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Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
3-month USD-LIBOR	2.01215%	2/2/2022	$119,000	$(252)	$—	$(252)
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	(100)	—	(100)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(557)	—	(557)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	327	—	327
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	554	—	554
3-month USD-LIBOR	1.948%	7/28/2022	20,000	43	—	43
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,870	—	2,870
2.75%	3-month USD-LIBOR	9/2/2022	280,000	2,609	—	2,609
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	32	—	32
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	4	—	4
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(2,771)	—	(2,771)
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	—	—	—
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,122	—	1,122
3-month USD-LIBOR	2.24%	12/5/2026	55,100	59	—	59
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(65)	—	(65)
2.579%	3-month USD-LIBOR	3/14/2027	53,000	1,444	—	1,444
2.333%	3-month USD-LIBOR	3/29/2027	42,000	245	—	245
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(2,145)	—	(2,145)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,324)	—	(2,324)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,417)	—	(7,417)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,210)	—	(2,210)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,311)	—	(2,311)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(429)	—	(429)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	58	—	58
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	15	—	15
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,076)	—	(1,076)
3-month USD-LIBOR	2.516%	10/20/2045	36,000	119	—	119
3-month USD-LIBOR	2.525%	10/20/2045	24,000	34	—	34
3-month USD-LIBOR	2.5315%	10/26/2045	10,000	—9	—	—9
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	10	—	10
3-month USD-LIBOR	2.59125%	12/16/2045	9,000	(113)	—	(113)
3-month USD-LIBOR	2.3985%	6/9/2047	22,500	663	—	663
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(407)	—	(407)
3-month USD-LIBOR	2.5015%	8/17/2047	4,600	32	—	32
3-month USD-LIBOR	2.5095%	8/17/2047	4,400	23	—	23
3-month USD-LIBOR	2.436%	9/19/2047	10,500	225	—	225
2.53563%	3-month USD-LIBOR	10/3/2047	20,000	—	—	—
					$—	$(9,373)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $64,560,000, which represented 2.13% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Purchased on a TBA basis.
5	Coupon rate may change periodically.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $249,066,000, which represented 8.23% of the net assets of the fund.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.
9	Amount less than one thousand.

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 168 of 191

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Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 169 of 191

Managed Risk Growth Fund

Investment portfolio

September 30, 2017

unaudited

Growth funds 93.75%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,337,185	$246,017
Total growth funds (cost: $231,907,000)		246,017
Short-term securities 6.33%
Government Cash Management Fund	16,606,147	16,606
Total short-term securities (cost: $16,606,000)		16,606
Total investment securities 100.08% (cost: $248,513,000)		262,623
Other assets less liabilities (0.08)%		(214)
Net assets 100.00%		$262,409

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2017 (000)
Growth funds 93.75%
American Funds Insurance Series – Growth Fund, Class 1	2,821,842	694,318	178,975	3,337,185	$(799)	$20,354	$365	$246,017

American Funds Insurance Series — Managed Risk Growth Fund — Page 170 of 191

Managed Risk International Fund

Investment portfolio

September 30, 2017

unaudited

Growth funds 94.83%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,081,957	$127,235
Total growth funds (cost: $112,886,000)		127,235
Short-term securities 5.25%
Government Cash Management Fund	7,042,396	7,042
Total short-term securities (cost: $7,042,000)		7,042
Total investment securities 100.08% (cost: $119,928,000)		134,277
Other assets less liabilities (0.08)%		(105)
Net assets 100.00%		$134,172

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2017 (000)
Growth funds 94.83%
American Funds Insurance Series – International Fund, Class 1	5,381,857	1,007,566	307,466	6,081,957	$(465)	$24,075	$397	$127,235

American Funds Insurance Series — Managed Risk International Fund — Page 171 of 191

Managed Risk Blue Chip
Income and Growth Fund

Investment portfolio

September 30, 2017

unaudited

Growth-and-income funds 95.01%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	23,998,312	$340,776
Total growth-and-income funds (cost: $324,515,000)		340,776
Short-term securities 5.09%
Government Cash Management Fund	18,240,005	18,240
Total short-term securities (cost: $18,240,000)		18,240
Total investment securities 100.10% (cost: $342,755,000)		359,016
Other assets less liabilities (0.10)%		(345)
Net assets 100.00%		$358,671

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2017 (000)
Growth-and-income funds 95.01%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,295,700	5,980,536	2,277,924	23,998,312	$(1,816)	$16,554	$1,244	$340,776

American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 172 of 191

Managed Risk Growth-Income Fund

Investment portfolio

September 30, 2017

unaudited

Growth-and-income funds 93.45%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,815,231	$183,551
Total growth-and-income funds (cost: $179,201,000)		183,551
Short-term securities 6.64%
Government Cash Management Fund	13,032,779	13,033
Total short-term securities (cost: $13,033,000)		13,033
Total investment securities 100.09% (cost: $192,234,000)		196,584
Other assets less liabilities (0.09)%		(172)
Net assets 100.00%		$196,412

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2017 (000)
Growth-and-income funds 93.45%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,415,529	643,495	243,793	3,815,231	$(1,340)	$14,647	$487	$183,551

American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 173 of 191

Managed Risk Asset Allocation Fund

Investment portfolio

September 30, 2017

unaudited

Asset allocation funds 94.46%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	173,071,747	$4,036,033
Total asset allocation funds (cost: $3,763,497,000)		4,036,033
Short-term securities 5.66%
Government Cash Management Fund	241,827,707	241,828
Total short-term securities (cost: $241,828,000)		241,828
Total investment securities 100.12% (cost: $4,005,325,000)		4,277,861
Other assets less liabilities (0.12)%		(5,129)
Net assets 100.00%		$4,272,732

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 9/30/2017 (000)
Asset allocation funds 94.46%
American Funds Insurance Series – Asset Allocation Fund, Class 1	153,453,622	21,005,504	1,387,379	173,071,747	$3,223	$263,515	$12,068	$4,036,033

American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 174 of 191

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

American Funds Insurance Series — Page 175 of 191

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The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund (dollars in thousands):

	Futures	Forwards	Interest rate swaps	Credit default swaps
Global Growth Fund	Not applicable	$5,283	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	93,032	Not applicable	Not applicable
International Fund	Not applicable	157,901	Not applicable	Not applicable
New World Fund	Not applicable	14,864	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	5,617*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	14,257*	Not applicable	Not applicable
Capital Income Builder Fund	Not applicable	406	Not applicable	Not applicable
Asset Allocation Fund	$269,596	Not applicable	$2,107,200	Not applicable
Global Balanced Fund	Not applicable	18,484	Not applicable	Not applicable
Bond Fund	1,887,112	431,473	1,864,963	$65,000
Global Bond Fund	116,202	582,491	422,243	Not applicable
High-Income Bond Fund	Not applicable	Not applicable	26,009	51,729
Mortgage Fund	273,390	Not applicable	974,435	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,578,545	Not applicable	10,647,525	Not applicable
Managed Risk Growth Fund	12,258*	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	38,987*	Not applicable	Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

American Funds Insurance Series — Page 176 of 191

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participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2017 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$1,032,297	$916,540	$—	$1,948,837
Consumer discretionary	612,794	432,215	—	1,045,009
Health care	406,295	379,247	—	785,542
Financials	212,574	413,948	—	626,522
Consumer staples	102,936	299,863	—	402,799
Industrials	127,637	257,455	—	385,092
Materials	72,853	61,742	—	134,595
Energy	60,289	47,116	—	107,405
Telecommunication services	—	72,236	—	72,236
Miscellaneous	120,132	174,211	—	294,343
Bonds, notes & other debt instruments	—	2,000	—	2,000
Short-term securities	—	260,153	—	260,153
Total	$2,747,807	$3,316,726	$—	$6,064,533

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$51	$—	$51

*	Securities with a value of $3,044,977,000, which represented 49.90% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series — Page 177 of 191

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Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$303,040	$520,929	$—	$823,969
Information technology	454,100	271,957	—	726,057
Health care	537,102	109,701	—	646,803
Industrials	146,594	265,671	—	412,265
Financials	173,497	175,838	—	349,335
Consumer staples	3,927	157,980	—	161,907
Materials	86,084	66,188	—	152,272
Energy	84,364	15,656	11,761	111,781
Real estate	39,025	66,502	—	105,527
Utilities	—	74,877	—	74,877
Telecommunication services	—	24,624	—	24,624
Miscellaneous	75,289	129,056	—	204,345
Rights & warrants	339	—	—	339
Bonds, notes & other debt instruments	—	30,915	—	30,915
Short-term securities	—	358,022	—	358,022
Total	$1,903,361	$2,267,916	$11,761	$4,183,038

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,436	$—	$1,436
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(612)	—	(612)
Total	$—	$824	$—	$824

*	Securities with a value of $1,869,799,000, which represented 44.60% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series — Page 178 of 191

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Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$6,731,146	$952,171	$—	$7,683,317
Consumer discretionary	4,417,809	146,648	—	4,564,457
Health care	3,509,818	—	—	3,509,818
Financials	1,800,883	139,872	—	1,940,755
Energy	1,802,927	—	—	1,802,927
Industrials	1,336,189	283,130	—	1,619,319
Consumer staples	398,773	124,996	—	523,769
Telecommunication services	241,898	—	—	241,898
Materials	177,521	—	—	177,521
Real estate	103,769	—	—	103,769
Utilities	64,227	—	—	64,227
Miscellaneous	558,950	14,236	—	573,186
Convertible stocks	—	—	11,663	11,663
Short-term securities	—	1,445,322	—	1,445,322
Total	$21,143,910	$3,106,375	$11,663	$24,261,948

*	Securities with a value of $1,661,053,000, which represented 6.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$58,781	$1,548,586	$—	$1,607,367
Consumer discretionary	96,200	1,112,697	—	1,208,897
Information technology	257,079	920,309	—	1,177,388
Health care	68,231	783,385	—	851,616
Industrials	25,691	789,197	—	814,888
Consumer staples	26,720	708,245	—	734,965
Utilities	—	585,620	—	585,620
Materials	158,822	363,153	—	521,975
Energy	125,468	285,614	—	411,082
Telecommunication services	—	251,922	—	251,922
Real estate	—	182,800	—	182,800
Miscellaneous	9,518	38,487	—	48,005
Bonds, notes & other debt instruments	—	71,454	—	71,454
Short-term securities	—	807,046	—	807,046
Total	$826,510	$8,448,515	$—	$9,275,025

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	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$390	$—	$390

*	Securities with a value of $7,320,175,000, which represented 78.59% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$482,360	$427,101	$—	$909,461
Financials	174,328	221,285	—	395,613
Consumer discretionary	150,424	159,983	—	310,407
Energy	57,510	214,923	—	272,433
Consumer staples	42,307	227,687	—	269,994
Industrials	55,149	162,894	—	218,043
Materials	107,431	100,347	—	207,778
Health care	80,284	91,167	—	171,451
Utilities	96,036	23,091	—	119,127
Telecommunication services	3,870	82,192	—	86,062
Real estate	37,208	—	27	37,235
Miscellaneous	77,009	62,645	—	139,654
Rights & warrants	—	43,907	10,170	54,077
Bonds, notes & other debt instruments	—	106,097	—	106,097
Short-term securities	—	118,153	—	118,153
Total	$1,363,916	$2,041,472	$10,197	$3,415,585

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$250	$—	$250
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3)	—	(3)
Total	$—	$247	$—	$247

*	Securities with a value of $1,716,631,000, which represented 50.46% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series — Page 180 of 191

unaudited

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,581,701	$—	$—	$1,581,701
Information technology	1,170,005	—	—	1,170,005
Financials	1,161,341	—	—	1,161,341
Industrials	981,021	—	—	981,021
Consumer staples	949,289	—	—	949,289
Telecommunication services	759,490	—	—	759,490
Energy	706,809	—	—	706,809
Consumer discretionary	377,653	—	—	377,653
Materials	363,032	—	—	363,032
Utilities	68,297	—	—	68,297
Real estate	39,992	—	—	39,992
Miscellaneous	411,354	—	—	411,354
Short-term securities	—	415,953	—	415,953
Total	$8,569,984	$415,953	$—	$8,985,937

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$193,178	$289,799	$—	$482,977
Financials	121,825	105,598	—	227,423
Industrials	100,144	127,197	—	227,341
Consumer staples	42,422	125,234	—	167,656
Consumer discretionary	57,079	105,435	—	162,514
Health care	114,788	19,496	—	134,284
Energy	65,093	65,049	—	130,142
Materials	21,226	64,160	—	85,386
Utilities	37,864	37,689	—	75,553
Real estate	57,798	9,977	—	67,775
Telecommunication services	10,145	24,615	—	34,760
Miscellaneous	31,185	53,703	—	84,888
Convertible bonds	—	7,126	—	7,126
Bonds, notes & other debt instruments	—	45,024	—	45,024
Short-term securities	—	70,934	—	70,934
Total	$852,747	$1,151,036	$—	$2,003,783

*	Securities with a value of $1,027,952,000, which represented 51.35% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series — Page 181 of 191

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Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,664,079	$148,400	$—	$4,812,479
Consumer discretionary	4,282,472	228,875	—	4,511,347
Health care	3,998,022	182,232	—	4,180,254
Financials	2,961,097	464,785	—	3,425,882
Industrials	2,225,747	283,216	—	2,508,963
Consumer staples	1,518,608	570,015	—	2,088,623
Energy	1,500,684	319,512	—	1,820,196
Materials	1,355,354	80,926	—	1,436,280
Telecommunication services	563,459	—	—	563,459
Real estate	516,358	—	—	516,358
Utilities	235,437	1,671	—	237,108
Mutual funds	120,722	—	—	120,722
Miscellaneous	770,946	312,509	—	1,083,455
Convertible stocks	6,301	5,349	—	11,650
Convertible bonds	—	103,606	—	103,606
Bonds, notes & other debt instruments	—	56,774	—	56,774
Short-term securities	—	1,936,356	—	1,936,356
Total	$24,719,286	$4,694,226	$—	$29,413,512

*	Securities with a value of $2,450,719,000, which represented 8.33% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$24,197	$309,155	$—	$333,352
Industrials	—	144,568	—	144,568
Consumer staples	17,037	116,519	—	133,556
Consumer discretionary	10,664	113,452	—	124,116
Utilities	—	111,353	—	111,353
Information technology	24,048	84,836	—	108,884
Health care	11,651	78,847	—	90,498
Real estate	—	84,895	—	84,895
Energy	4,465	66,186	—	70,651
Materials	7,659	57,212	—	64,871
Telecommunication services	—	40,860	—	40,860
Bonds, notes & other debt instruments	—	42,327	—	42,327
Short-term securities	—	58,636	—	58,636
Total	$99,721	$1,308,846	$—	$1,408,567

*	Securities with a value of $1,164,856,000, which represented 82.40% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series — Page 182 of 191

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Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,916	$55,679	$—	$74,595
Consumer staples	35,906	22,756	—	58,662
Telecommunication services	7,826	33,793	—	41,619
Energy	27,221	8,793	—	36,014
Health care	17,672	13,591	—	31,263
Real estate	19,122	7,873	—	26,995
Information technology	14,074	12,108	—	26,182
Utilities	6,754	18,839	—	25,593
Industrials	9,984	13,398	—	23,382
Consumer discretionary	5,778	9,999	—	15,777
Materials	—	6,253	—	6,253
Miscellaneous	2,049	1,298	—	3,347
Convertible stocks	7,352	—	—	7,352
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	66,264	—	66,264
Mortgage-backed obligations	—	38,825	—	38,825
Corporate bonds & notes	—	22,767	—	22,767
Asset-backed obligations	—	4,763	—	4,763
Short-term securities	—	36,480	—	36,480
Total	$172,654	$373,479	$—	$546,133

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3	$—	$3

*	Securities with a value of $204,380,000, which represented 37.75% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series — Page 183 of 191

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Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,291,798	$262,946	$2,953	$4,557,697
Financials	2,058,705	135,985	—	2,194,690
Health care	2,157,856	8,495	368	2,166,719
Consumer discretionary	1,848,707	—	—	1,848,707
Energy	1,216,495	—	—	1,216,495
Consumer staples	775,093	351,652	—	1,126,745
Industrials	897,044	3,071	1	900,116
Materials	870,755	2,347	—	873,102
Real estate	300,797	—	—	300,797
Telecommunication services	165,655	—	—	165,655
Miscellaneous	334,536	39,941	—	374,477
Convertible stocks	—	7,292	5,537	12,829
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,894,131	—	2,894,131
Corporate bonds & notes	—	2,345,722	12,876	2,358,598
Mortgage-backed obligations	—	1,376,681	—	1,376,681
Asset-backed obligations	—	141,599	—	141,599
Bonds & notes of governments & government agencies outside the U.S.	—	71,410	—	71,410
Federal agency bonds & notes	—	51,410	—	51,410
Municipals	—	16,259	—	16,259
Short-term securities	—	2,541,371	—	2,541,371
Total	$14,917,441	$10,250,312	$21,735	$25,189,488

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,017	$—	$—	$1,017
Unrealized appreciation on interest rate swaps	—	317	—	317
Liabilities:
Unrealized depreciation on futures contracts	(896)	—	—	(896)
Unrealized depreciation on interest rate swaps	—	(6,074)	—	(6,074)
Total	$121	$(5,757)	$—	$(5,636)

*	Securities with a value of $790,790,000, which represented 3.20% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series — Page 184 of 191

unaudited

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$17,873	$22,297	$—	$40,170
Industrials	8,769	16,758	—	25,527
Financials	13,510	9,750	—	23,260
Consumer staples	11,407	11,431	—	22,838
Health care	12,786	4,077	—	16,863
Materials	7,111	7,142	—	14,253
Energy	7,189	6,470	—	13,659
Consumer discretionary	6,079	5,998	—	12,077
Utilities	3,282	5,500	—	8,782
Real estate	1,892	3,722	—	5,614
Telecommunication services	—	1,539	—	1,539
Miscellaneous	8,094	5,720	—	13,814
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	46,012	—	46,012
U.S. Treasury bonds & notes	—	32,680	—	32,680
Corporate bonds & notes	—	21,058	—	21,058
Mortgage-backed obligations	—	4,151	—	4,151
Asset-backed obligations	—	200	—	200
Short-term securities	—	17,797	—	17,797
Total	$97,992	$222,302	$—	$320,294

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$195	$—	$195
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(219)	—	(219)
Total	$—	$(24)	$—	$(24)

*	Securities with a value of $99,570,000, which represented 30.90% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series — Page 185 of 191

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Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,569,561	$389	$3,569,950
Mortgage-backed obligations	—	2,737,264	—	2,737,264
U.S. Treasury bonds & notes	—	2,638,165	—	2,638,165
Bonds & notes of governments & government agencies outside the U.S.	—	695,939	—	695,939
Asset-backed obligations	—	306,353	—	306,353
Municipals	—	230,447	—	230,447
Federal agency bonds & notes	—	12,115	—	12,115
Common stocks	—	—	1,229	1,229
Rights & warrants	61	—	—	61
Short-term securities	—	2,226,547	—	2,226,547
Total	$61	$12,416,391	$1,618	$12,418,070

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,390	$—	$—	$3,390
Unrealized appreciation on open forward currency contracts	—	11,069	—	11,069
Unrealized appreciation on interest rate swaps	—	16,909	—	16,909
Liabilities:
Unrealized depreciation on futures contracts	(10,053)	—	—	(10,053)
Unrealized depreciation on interest rate swaps	—	(10,151)	—	(10,151)
Unrealized depreciation on credit default swaps	—	(57)	—	(57)
Total	$(6,663)	$17,770	$—	$11,107

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series — Page 186 of 191

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Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$328,368	$—	$328,368
Japanese yen	—	204,257	—	204,257
Polish zloty	—	87,205	—	87,205
Mexican pesos	—	78,241	—	78,241
Indian rupees	—	61,689	—	61,689
Malaysian ringgits	—	51,542	—	51,542
Australian dollars	—	42,525	—	42,525
Norwegian kroner	—	42,304	—	42,304
British pounds	—	34,801	—	34,801
Danish kroner	—	26,224	—	26,224
Chilean pesos	—	20,394	—	20,394
Israeli shekels	—	20,248	—	20,248
Canadian dollars	—	15,969	—	15,969
Turkish lira	—	13,437	—	13,437
Thai baht	—	13,235	—	13,235
South African rand	—	8,236	—	8,236
Uruguayan pesos	—	7,053	—	7,053
Colombian pesos	—	6,888	—	6,888
Brazilian reais	—	6,011	—	6,011
Argentine pesos	—	3,436	—	3,436
Peruvian nuevos soles	—	1,835	—	1,835
U.S. dollars	—	1,114,766	166	1,114,932
Convertible stocks	—	244	941	1,185
Common stocks	60	757	452	1,269
Short-term securities	—	258,557	—	258,557
Total	$60	$2,448,222	$1,559	$2,449,841

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41	$—	$—	$41
Unrealized appreciation on open forward currency contracts	—	4,306	—	4,306
Unrealized appreciation on interest rate swaps	—	1,494	—	1,494
Liabilities:
Unrealized depreciation on futures contracts	(1,111)	—	—	(1,111)
Unrealized depreciation on open forward currency contracts	—	(6,174)	—	(6,174)
Unrealized depreciation on interest rate swaps	—	(2,248)	—	(2,248)
Total	$(1,070)	$(2,622)	$—	$(3,692)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series — Page 187 of 191

unaudited

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,371,241	$12,582	$1,383,823
U.S. Treasury bonds & notes	—	9,972	—	9,972
Bonds & notes of governments & government agencies outside the U.S.	—	2,790	—	2,790
Municipals	—	1,739	—	1,739
Convertible bonds	—	5,189	—	5,189
Convertible stocks	4,122	5,033	5,371	14,526
Common stocks	2,584	6,396	5,424	14,404
Rights & warrants	40	—	—	40
Short-term securities	—	21,369	—	21,369
Total	$6,746	$1,423,729	$23,377	$1,453,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$276	$—	$276
Liabilities:
Unrealized depreciation on interest rate swaps	—	(17)	—	(17)
Unrealized depreciation on credit default swaps	—	(544)	—	(544)
Total	$—	$(285)	$—	$(285)

*	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended September 30, 2017 (dollars in thousands):

	Beginning value at 1/1/2017	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3†	Ending value at 9/30/2017
Investment securities	$22,631	$46	$687	$(332)	$5	$386	$(46)	$23,377
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2017								$386

†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

American Funds Insurance Series — Page 188 of 191

unaudited

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 9/30/2017	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,582	Yield analysis	Yield to call risk premium	75 - 700 bps	Decrease
Common stocks	5,424	Inputs to market comparables and recent transaction price	Weight ascribed to market comparables	50%	N/A
			Weight ascribed to recent transaction price	50%	N/A
		Market comparable companies	EBITDA multiple	5.5x - 10.1x	Increase
			DLOM	26%	Decrease
Convertible stocks	5,371	Market comparable companies	EBITDA multiple	12.6x	Increase
	$23,377

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$211,081	$—	$211,081
Federal agency bonds & notes	—	63,285	—	63,285
U.S. Treasury bonds & notes	—	38,989	—	38,989
Asset-backed obligations	—	15,218	—	15,218
Corporate bonds & notes	—	—	214	214
Short-term securities	—	65,740	—	65,740
Total	$—	$394,313	$214	$394,527

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$137	$—	$—	$137
Unrealized appreciation on interest rate swaps	—	1,351	—	1,351
Liabilities:
Unrealized depreciation on futures contracts	(1,949)	—	—	(1,949)
Unrealized depreciation on interest rate swaps	—	(1,682)	—	(1,682)
Total	$(1,812)	$(331)	$—	$(2,143)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series — Page 189 of 191

unaudited

Ultra-Short Bond Fund

At September 30, 2017, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,464,865	$—	$1,464,865
Mortgage-backed obligations	—	969,962	—	969,962
Federal agency bonds & notes	—	530,936	—	530,936
Short-term securities	—	416,369	—	416,369
Total	$—	$3,382,132	$—	$3,382,132

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$936	$—	$—	$936
Unrealized appreciation on interest rate swaps	—	14,886	—	14,886
Liabilities:
Unrealized depreciation on futures contracts	(13,831)	—	—	(13,831)
Unrealized depreciation on interest rate swaps	—	(24,259)	—	(24,259)
Total	$(12,895)	$(9,373)	$—	$(22,268)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At September 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At September 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At September 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At September 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At September 30, 2017, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series — Page 190 of 191

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

INGEFPX-998-1117O-S60713	American Funds Insurance Series — Page 191 of 191

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 28, 2017